UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number
811-22468
Ashmore Funds
(Exact name of registrant as specified in charter)

c/o Ashmore Investment Advisors Limited
61 Aldwych
London WC2B 4AE
England
(Address of principal executive offices) (Zip code)
Corporation Service Company
84 State Street
Boston, MA 20109
(Name and address of agent for service)
Registrant's telephone number, including area code:
011-44-20-3077-6000
Date of fiscal year end:
October 31
Date of reporting period:
October 31, 2025
Item 1. Reports to Stockholders.
(a) The following is a copy of the report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30e-1).
(b) Not Applicable.

Ashmore Emerging Markets Total Return Fund
Class A/EMKAX
ANNUAL SHAREHOLDER REPORT | October 31, 2025
This annual shareholder report contains important information about the Ashmore Emerging Markets Total Return Fund (“Fund”) for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at https://connect.rightprospectus.com/Ashmore. You can also request this information by contacting us at 866-876-8294.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 investment
Ashmore Emerging Markets Total Return Fund (Class A/EMKAX)	$155	1.46%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
Over the one-year period ended October 31, 2025, the Ashmore Emerging Markets Total Return Fund (Class A/EMKAX) delivered a total return of 12.14% net of fees and outperformed the 50% JP Morgan Emerging Markets Bond Index Global Diversified / 25% JP Morgan Emerging Local Markets Index Plus / 25% JP Morgan Government Bond Index-Emerging Markets Global Diversified return of 11.82% by 0.32%.
KEY CONTRIBUTORS
Venezuela was the largest contributor, as PDVSA and sovereign bonds rallied on progress toward the Citgo asset sale and favorable court developments supporting bondholder claims. Renewed international pressure on Venezuela’s leadership also improved restructuring expectations.
In Mexico, exposure to Pemex performed well following a government recapitalization and stable trade relations with the U.S., which supported spread tightening. Positive returns from Nigeria, driven by a strengthening Naira on the back of FX reforms, high carry, and firm Eurobond performance, also supported results.
KEY DETRACTORS
China detracted most from performance due to ongoing stress in the real estate sector, where sluggish consumer confidence and declining home prices weighed on overall credit conditions. The Fund’s underweight in Lebanon detracted modestly as rising optimism over potential political change supported bond prices. The Fund’s temporary CDX hedge also detracted after spreads tightened amid easing geopolitical concerns.
Fund Performance
The following graph and chart show the performance of a hypothetical $10,000 investment in Class A over a ten year period, as compared to the performance of a broad based index and an additional index that the Adviser believes more closely reflects the market segments in which the Fund invests. Performance for other share classes will vary. The graph and chart do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance figures assume reinvestment of dividends and capital gains.
Visit www.ashmoregroup.com/en-us/document/ashmore-emerging-markets-total-return-fund-retail-quarterly-fund-card for the most recent performance information.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURNS AS OF OCTOBER 31, 2025	1 Year	5 Year	10 Year
Ashmore Emerging Markets Total Return Fund (Class A/EMKAX) (load-waived)	12.14%	-0.02%	2.00%
Ashmore Emerging Markets Total Return Fund (Class A/EMKAX) (unadjusted)	7.74%	-0.82%	1.59%
JP Morgan Emerging Market Bond Index Global Diversified	12.76%	2.71%	4.13%
50% JP Morgan Emerging Markets Bond Index Global Diversified; 25% JP Morgan Emerging Local Markets Index Plus; 25% JP Morgan Government Bond Index-Emerging Markets Global Diversified	11.82%	2.61%	3.46%
Performance data quoted represents past performance; past performance does not guarantee future results.
Key Fund Statistics as of October 31, 2025
Fund net assets	$76,328,563
Total number of portfolio holdings	394
Total advisory fees paid (after reimbursements)	$483,370
Portfolio turnover rate	43%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing the percentage of the total exposure of the Fund as of October 31, 2025.
ASSET TYPE ALLOCATION
Material Fund Changes
No material changes occurred during the year ended October 31, 2025.
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information at https://connect.rightprospectus.com/Ashmore. You can also request this information by contacting us at 866-876-8294.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call 866-876-8294 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
For additional information about the Fund, please scan the QR code at left to navigate to additional hosted material at https://connect.rightprospectus.com/Ashmore.
Ashmore Funds

Ashmore Emerging Markets Total Return Fund
Class C/EMKCX
ANNUAL SHAREHOLDER REPORT | October 31, 2025
This annual shareholder report contains important information about the Ashmore Emerging Markets Total Return Fund (“Fund”) for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at https://connect.rightprospectus.com/Ashmore. You can also request this information by contacting us at 866-876-8294.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 investment
Ashmore Emerging Markets Total Return Fund (Class C/EMKCX)	$234	2.21%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
Over the one-year period ended October 31, 2025, the Ashmore Emerging Markets Total Return Fund (Class C/EMKCX) delivered a total return of 11.33% net of fees and underperformed the 50% JP Morgan Emerging Markets Bond Index Global Diversified / 25% JP Morgan Emerging Local Markets Index Plus / 25% JP Morgan Government Bond Index-Emerging Markets Global Diversified return of 11.82% by 0.49%.
KEY CONTRIBUTORS
Venezuela was the largest contributor, as PDVSA and sovereign bonds rallied on progress toward the Citgo asset sale and favorable court developments supporting bondholder claims. Renewed international pressure on Venezuela’s leadership also improved restructuring expectations.
In Mexico, exposure to Pemex performed well following a government recapitalization and stable trade relations with the U.S., which supported spread tightening. Positive returns from Nigeria, driven by a strengthening Naira on the back of FX reforms, high carry, and firm Eurobond performance, also supported results.
KEY DETRACTORS
China detracted most from performance due to ongoing stress in the real estate sector, where sluggish consumer confidence and declining home prices weighed on overall credit conditions. The Fund’s underweight in Lebanon detracted modestly as rising optimism over potential political change supported bond prices. The Fund’s temporary CDX hedge also detracted after spreads tightened amid easing geopolitical concerns.
Fund Performance
The following graph and chart show the performance of a hypothetical $10,000 investment in Class C over a ten year period, as compared to the performance of a broad based index and an additional index that the Adviser believes more closely reflects the market segments in which the Fund invests. Performance for other share classes will vary. The graph and chart do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance figures assume reinvestment of dividends and capital gains.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURNS AS OF OCTOBER 31, 2025	1 Year	5 Year	10 Year
Ashmore Emerging Markets Total Return Fund (Class C/EMKCX) (load-waived)	11.33%	-0.76%	1.41%
Ashmore Emerging Markets Total Return Fund (Class C/EMKCX) (unadjusted)	10.33%	-0.76%	1.41%
JP Morgan Emerging Market Bond Index Global Diversified	12.76%	2.71%	4.13%
50% JP Morgan Emerging Markets Bond Index Global Diversified; 25% JP Morgan Emerging Local Markets Index Plus; 25% JP Morgan Government Bond Index-Emerging Markets Global Diversified	11.82%	2.61%	3.46%
Performance data quoted represents past performance; past performance does not guarantee future results.
Key Fund Statistics as of October 31, 2025
Fund net assets	$76,328,563
Total number of portfolio holdings	394
Total advisory fees paid (after reimbursements)	$483,370
Portfolio turnover rate	43%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing the percentage of the total exposure of the Fund as of October 31, 2025.
ASSET TYPE ALLOCATION
Material Fund Changes
No material changes occurred during the year ended October 31, 2025.
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information at https://connect.rightprospectus.com/Ashmore. You can also request this information by contacting us at 866-876-8294.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call 866-876-8294 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
For additional information about the Fund, please scan the QR code at left to navigate to additional hosted material at https://connect.rightprospectus.com/Ashmore.
Ashmore Funds

Ashmore Emerging Markets Total Return Fund
Institutional Class/EMKIX
ANNUAL SHAREHOLDER REPORT | October 31, 2025
This annual shareholder report contains important information about the Ashmore Emerging Markets Total Return Fund (“Fund”) for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at https://connect.rightprospectus.com/Ashmore. You can also request this information by contacting us at 866-876-8294.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 investment
Ashmore Emerging Markets Total Return Fund (Institutional Class/EMKIX)	$129	1.21%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
Over the one-year period ended October 31, 2025, the Ashmore Emerging Markets Total Return Fund (Institutional Class/EMKIX) delivered a total return of 12.54% net of fees and outperformed the 50% JP Morgan Emerging Markets Bond Index Global Diversified / 25% JP Morgan Emerging Local Markets Index Plus / 25% JP Morgan Government Bond Index-Emerging Markets Global Diversified return of 11.82% by 0.72%.
KEY CONTRIBUTORS
Venezuela was the largest contributor, as PDVSA and sovereign bonds rallied on progress toward the Citgo asset sale and favorable court developments supporting bondholder claims. Renewed international pressure on Venezuela’s leadership also improved restructuring expectations.
In Mexico, exposure to Pemex performed well following a government recapitalization and stable trade relations with the U.S., which supported spread tightening. Positive returns from Nigeria, driven by a strengthening Naira on the back of FX reforms, high carry, and firm Eurobond performance, also supported results.
KEY DETRACTORS
China detracted most from performance due to ongoing stress in the real estate sector, where sluggish consumer confidence and declining home prices weighed on overall credit conditions. The Fund’s underweight in Lebanon detracted modestly as rising optimism over potential political change supported bond prices. The Fund’s temporary CDX hedge also detracted after spreads tightened amid easing geopolitical concerns.
Fund Performance
The following graph and chart show the performance of a hypothetical $1,000,000 investment in Institutional Class over a ten year period, as compared to the performance of a broad based index and an additional index that the Adviser believes more closely reflects the market segments in which the Fund invests. Performance for other share classes will vary. The graph and chart do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance figures assume reinvestment of dividends and capital gains.
Visit www.ashmoregroup.com/en-us/document/ashmore-emerging-markets-total-return-fund-institutional-quarterly-fund-card for the most recent performance information.
GROWTH OF $1,000,000
AVERAGE ANNUAL TOTAL RETURNS AS OF OCTOBER 31, 2025	1 Year	5 Year	10 Year
Ashmore Emerging Markets Total Return Fund (Institutional Class/EMKIX)	12.54%	0.21%	2.24%
JP Morgan Emerging Market Bond Index Global Diversified	12.76%	2.71%	4.13%
50% JP Morgan Emerging Markets Bond Index Global Diversified; 25% JP Morgan Emerging Local Markets Index Plus; 25% JP Morgan Government Bond Index-Emerging Markets Global Diversified	11.82%	2.61%	3.46%
Performance data quoted represents past performance; past performance does not guarantee future results.
Key Fund Statistics as of October 31, 2025
Fund net assets	$76,328,563
Total number of portfolio holdings	394
Total advisory fees paid (after reimbursements)	$483,370
Portfolio turnover rate	43%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing the percentage of the total exposure of the Fund as of October 31, 2025.
ASSET TYPE ALLOCATION
Material Fund Changes
No material changes occurred during the year ended October 31, 2025.
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information at https://connect.rightprospectus.com/Ashmore. You can also request this information by contacting us at 866-876-8294.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call 866-876-8294 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
For additional information about the Fund, please scan the QR code at left to navigate to additional hosted material at https://connect.rightprospectus.com/Ashmore.
Ashmore Funds

Ashmore Emerging Markets Local Currency Bond Fund
Class A/ELBAX
ANNUAL SHAREHOLDER REPORT | October 31, 2025
This annual shareholder report contains important information about the Ashmore Emerging Markets Local Currency Bond Fund (“Fund”) for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at https://connect.rightprospectus.com/Ashmore. You can also request this information by contacting us at 866-876-8294.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 investment
Ashmore Emerging Markets Local Currency Bond Fund (Class A/ELBAX)	$111	1.05%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
Over the one-year period ended October 31, 2025, the Ashmore Emerging Markets Local Currency Bond Fund (Class A/ELBAX) delivered a total return of 12.15% net of fees and underperformed the JP Morgan Global Bond Index benchmark return of 12.59% by 0.44%.
KEY CONTRIBUTORS
The largest contribution came from Nigeria, where exposure to the Naira supported returns as the currency appreciated on the back of FX market reforms and high carry that attracted foreign inflows. In the Czech Republic, the Koruna strengthened alongside the euro, driven by divergent monetary policy paths between the U.S. and the Eurozone and expectations for EU infrastructure and defense spending. Brazil also contributed positively, as higher domestic interest rates and currency appreciation boosted local bond and FX performance.
KEY DETRACTORS
The Fund’s exposure to Malaysia detracted modestly as lower interest rates and softer yields resulted in underperformance relative to peers. Off index positions in Argentina and South Korea also weighed on returns, with the Peso weakening amid political uncertainty and the Won declining on trade tensions and reduced investor confidence.
Fund Performance
The following graph and chart show the performance of a hypothetical $10,000 investment in Class A over a ten year period, as compared to the performance of a broad based index and an additional index that the Adviser believes more closely reflects the market segments in which the Fund invests. Performance for other share classes will vary. The graph and chart do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance figures assume reinvestment of dividends and capital gains.
Visit www.ashmoregroup.com/en-us/document/ashmore-emerging-markets-local-currency-bond-fund-retail-quarterly-fund-card for the most recent performance information.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURNS AS OF OCTOBER 31, 2025	1 Year	5 Year	10 Year
Ashmore Emerging Markets Local Currency Bond Fund (Class A/ELBAX) (load-waived)	12.15%	2.47%	2.99%
Ashmore Emerging Markets Local Currency Bond Fund (Class A/ELBAX) (unadjusted)	7.68%	1.63%	2.58%
JP Morgan Emerging Market Bond Index Global Diversified	12.76%	2.71%	4.13%
JP Morgan Government Bond - Emerging Market Global Diversified Net of Taxes	12.59%	2.22%	3.07%
JP Morgan Global Bond Index - Emerging Markets Global Diversified	13.06%	2.33%	3.13%
Performance data quoted represents past performance; past performance does not guarantee future results.
Key Fund Statistics as of October 31, 2025
Fund net assets	$9,842,293
Total number of portfolio holdings	221
Total advisory fees paid (after reimbursements)	$—
Portfolio turnover rate	55%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing the percentage of the total exposure of the Fund as of October 31, 2025.
ASSET TYPE ALLOCATION
Material Fund Changes
No material changes occurred during the year ended October 31, 2025.
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information at https://connect.rightprospectus.com/Ashmore. You can also request this information by contacting us at 866-876-8294.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call 866-876-8294 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
For additional information about the Fund, please scan the QR code at left to navigate to additional hosted material at https://connect.rightprospectus.com/Ashmore.
Ashmore Funds

Ashmore Emerging Markets Local Currency Bond Fund
Class C/ELBCX
ANNUAL SHAREHOLDER REPORT | October 31, 2025
This annual shareholder report contains important information about the Ashmore Emerging Markets Local Currency Bond Fund (“Fund”) for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at https://connect.rightprospectus.com/Ashmore. You can also request this information by contacting us at 866-876-8294.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 investment
Ashmore Emerging Markets Local Currency Bond Fund (Class C/ELBCX)	$189	1.79%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
Over the one-year period ended October 31, 2025, the Ashmore Emerging Markets Local Currency Bond Fund (Class C/ELBCX) delivered a total return of 11.35% net of fees and underperformed the JP Morgan Global Bond Index benchmark return of 12.59% by 1.24%.
KEY CONTRIBUTORS
The largest contribution came from Nigeria, where exposure to the Naira supported returns as the currency appreciated on the back of FX market reforms and high carry that attracted foreign inflows. In the Czech Republic, the Koruna strengthened alongside the euro, driven by divergent monetary policy paths between the U.S. and the Eurozone and expectations for EU infrastructure and defense spending. Brazil also contributed positively, as higher domestic interest rates and currency appreciation boosted local bond and FX performance.
KEY DETRACTORS
The Fund’s exposure to Malaysia detracted modestly as lower interest rates and softer yields resulted in underperformance relative to peers. Off index positions in Argentina and South Korea also weighed on returns, with the Peso weakening amid political uncertainty and the Won declining on trade tensions and reduced investor confidence.
Fund Performance
The following graph and chart show the performance of a hypothetical $10,000 investment in Class C over a ten year period, as compared to the performance of a broad based index and an additional index that the Adviser believes more closely reflects the market segments in which the Fund invests. Performance for other share classes will vary. The graph and chart do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance figures assume reinvestment of dividends and capital gains.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURNS AS OF OCTOBER 31, 2025	1 Year	5 Year	10 Year
Ashmore Emerging Markets Local Currency Bond Fund (Class C/ELBCX) (load-waived)	11.35%	1.70%	2.41%
Ashmore Emerging Markets Local Currency Bond Fund (Class C/ELBCX) (unadjusted)	10.35%	1.70%	2.41%
JP Morgan Emerging Market Bond Index Global Diversified	12.76%	2.71%	4.13%
JP Morgan Government Bond - Emerging Market Global Diversified Net of Taxes	12.59%	2.22%	3.07%
JP Morgan Global Bond Index - Emerging Markets Global Diversified	13.06%	2.33%	3.13%
Performance data quoted represents past performance; past performance does not guarantee future results.
Key Fund Statistics as of October 31, 2025
Fund net assets	$9,842,293
Total number of portfolio holdings	221
Total advisory fees paid (after reimbursements)	$—
Portfolio turnover rate	55%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing the percentage of the total exposure of the Fund as of October 31, 2025.
ASSET TYPE ALLOCATION
Material Fund Changes
No material changes occurred during the year ended October 31, 2025.
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information at https://connect.rightprospectus.com/Ashmore. You can also request this information by contacting us at 866-876-8294.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call 866-876-8294 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
For additional information about the Fund, please scan the QR code at left to navigate to additional hosted material at https://connect.rightprospectus.com/Ashmore.
Ashmore Funds

Ashmore Emerging Markets Local Currency Bond Fund
Institutional Class/ELBIX
ANNUAL SHAREHOLDER REPORT | October 31, 2025
This annual shareholder report contains important information about the Ashmore Emerging Markets Local Currency Bond Fund (“Fund”) for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at https://connect.rightprospectus.com/Ashmore. You can also request this information by contacting us at 866-876-8294.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 investment
Ashmore Emerging Markets Local Currency Bond Fund (Institutional Class/ELBIX)	$85	0.80%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
Over the one-year period ended October 31, 2025, the Ashmore Emerging Markets Local Currency Bond Fund (Institutional Class/ELBIX) delivered a total return of 12.52% net of fees and underperformed the JP Morgan Global Bond Index benchmark return of 12.59% by 0.07%.
KEY CONTRIBUTORS
The largest contribution came from Nigeria, where exposure to the Naira supported returns as the currency appreciated on the back of FX market reforms and high carry that attracted foreign inflows. In the Czech Republic, the Koruna strengthened alongside the euro, driven by divergent monetary policy paths between the U.S. and the Eurozone and expectations for EU infrastructure and defense spending. Brazil also contributed positively, as higher domestic interest rates and currency appreciation boosted local bond and FX performance.
KEY DETRACTORS
The Fund’s exposure to Malaysia detracted modestly as lower interest rates and softer yields resulted in underperformance relative to peers. Off index positions in Argentina and South Korea also weighed on returns, with the Peso weakening amid political uncertainty and the Won declining on trade tensions and reduced investor confidence.
Fund Performance
The following graph and chart show the performance of a hypothetical $1,000,000 investment in Institutional Class over a ten year period, as compared to the performance of a broad based index and an additional index that the Adviser believes more closely reflects the market segments in which the Fund invests. Performance for other share classes will vary. The graph and chart do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance figures assume reinvestment of dividends and capital gains.
Visit www.ashmoregroup.com/en-us/document/ashmore-emerging-markets-local-currency-bond-fund-institutional-quarterly-fund-card for the most recent performance information.
GROWTH OF $1,000,000
AVERAGE ANNUAL TOTAL RETURNS AS OF OCTOBER 31, 2025	1 Year	5 Year	10 Year
Ashmore Emerging Markets Local Currency Bond Fund (Institutional Class/ELBIX)	12.52%	2.73%	3.24%
JP Morgan Emerging Market Bond Index Global Diversified	12.76%	2.71%	4.13%
JP Morgan Government Bond - Emerging Market Global Diversified Net of Taxes	12.59%	2.22%	3.07%
JP Morgan Global Bond Index - Emerging Markets Global Diversified	13.06%	2.33%	3.13%
Performance data quoted represents past performance; past performance does not guarantee future results.
Key Fund Statistics as of October 31, 2025
Fund net assets	$9,842,293
Total number of portfolio holdings	221
Total advisory fees paid (after reimbursements)	$—
Portfolio turnover rate	55%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing the percentage of the total exposure of the Fund as of October 31, 2025.
ASSET TYPE ALLOCATION
Material Fund Changes
No material changes occurred during the year ended October 31, 2025.
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information at https://connect.rightprospectus.com/Ashmore. You can also request this information by contacting us at 866-876-8294.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call 866-876-8294 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
For additional information about the Fund, please scan the QR code at left to navigate to additional hosted material at https://connect.rightprospectus.com/Ashmore.
Ashmore Funds

Ashmore Emerging Markets Corporate Income Fund
Class A/ECDAX
ANNUAL SHAREHOLDER REPORT | October 31, 2025
This annual shareholder report contains important information about the Ashmore Emerging Markets Corporate Income Fund (“Fund”) for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at https://connect.rightprospectus.com/Ashmore. You can also request this information by contacting us at 866-876-8294.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 investment
Ashmore Emerging Markets Corporate Income Fund (Class A/ECDAX)	$133	1.28%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
Over the one-year period ended October 31, 2025, the Ashmore Emerging Markets Corporate Income Fund (Class A/ECDAX) delivered a total return of 7.16% net of fees and underperformed the JP Morgan CEMBI Broad Diversified benchmark return of 8.01% by 0.85%.
KEY CONTRIBUTORS
Venezuela was the largest contributor, as PDVSA and sovereign bonds rallied on progress toward the Citgo asset sale and favorable court developments supporting bondholder claims. Renewed international pressure on Venezuela’s leadership also improved restructuring expectations.
In Mexico, exposure to Pemex performed well following a government recapitalization and stable trade relations with the U.S., which supported spread tightening. Colombian financial and energy sector holdings further contributed, aided by demand for longer dated corporate debt.
KEY DETRACTORS
China detracted most from performance due to ongoing stress in the real estate sector, where sluggish consumer confidence and declining home prices weighed on overall credit conditions. Brazil lagged as telecom and petrochemical exposures underperformed amid tight domestic liquidity and lower oil prices. In Niger, exposure to a single oil and gas issuer detracted as global energy prices weakened.
Fund Performance
The following graph and chart show the performance of a hypothetical $10,000 investment in Class A over a ten year period, as compared to the performance of a broad based index and an additional index that the Adviser believes more closely reflects the market segments in which the Fund invests. Performance for other share classes will vary. The graph and chart do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance figures assume reinvestment of dividends and capital gains.
Visit www.ashmoregroup.com/en-us/document/ashmore-emerging-markets-corporate-income-fund-retail-quarterly-fund-card for the most recent performance information.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURNS AS OF OCTOBER 31, 2025	1 Year	5 Year	10 Year
Ashmore Emerging Markets Corporate Income Fund (Class A/ECDAX) (load-waived)	7.16%	0.10%	3.34%
Ashmore Emerging Markets Corporate Income Fund (Class A/ECDAX) (unadjusted)	2.88%	-0.70%	2.92%
JP Morgan Emerging Market Bond Index Global Diversified	12.76%	2.71%	4.13%
JP Morgan CEMBI Broad Diversified	8.01%	3.17%	4.51%
Performance data quoted represents past performance; past performance does not guarantee future results.
Key Fund Statistics as of October 31, 2025
Fund net assets	$18,718,029
Total number of portfolio holdings	135
Total advisory fees paid (after reimbursements)	$18,736
Portfolio turnover rate	52%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing the percentage of the total net assets of the Fund as of October 31, 2025.
ASSET TYPE ALLOCATION
GEOGRAPHICAL ALLOCATION
Material Fund Changes
No material changes occurred during the year ended October 31, 2025.
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information at https://connect.rightprospectus.com/Ashmore. You can also request this information by contacting us at 866-876-8294.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call 866-876-8294 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
For additional information about the Fund, please scan the QR code at left to navigate to additional hosted material at https://connect.rightprospectus.com/Ashmore.
Ashmore Funds

Ashmore Emerging Markets Corporate Income Fund
Class C/ECDCX
ANNUAL SHAREHOLDER REPORT | October 31, 2025
This annual shareholder report contains important information about the Ashmore Emerging Markets Corporate Income Fund (“Fund”) for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at https://connect.rightprospectus.com/Ashmore. You can also request this information by contacting us at 866-876-8294.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 investment
Ashmore Emerging Markets Corporate Income Fund (Class C/ECDCX)	$209	2.03%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
Over the one-year period ended October 31, 2025, the Ashmore Emerging Markets Corporate Income Fund (Class C/ECDCX) delivered a total return of 6.38% net of fees, and underperformed the JP Morgan CEMBI Broad Diversified benchmark return of 8.01% by 1.63%.
KEY CONTRIBUTORS
Venezuela was the largest contributor, as PDVSA and sovereign bonds rallied on progress toward the Citgo asset sale and favorable court developments supporting bondholder claims. Renewed international pressure on Venezuela’s leadership also improved restructuring expectations.
In Mexico, exposure to Pemex performed well following a government recapitalization and stable trade relations with the U.S., which supported spread tightening. Colombian financial and energy sector holdings further contributed, aided by demand for longer dated corporate debt.
KEY DETRACTORS
China detracted most from performance due to ongoing stress in the real estate sector, where sluggish consumer confidence and declining home prices weighed on overall credit conditions. Brazil lagged as telecom and petrochemical exposures underperformed amid tight domestic liquidity and lower oil prices. In Niger, exposure to a single oil and gas issuer detracted as global energy prices weakened.
Fund Performance
The following graph and chart show the performance of a hypothetical $10,000 investment in Class C over a ten year period, as compared to the performance of a broad based index and an additional index that the Adviser believes more closely reflects the market segments in which the Fund invests. Performance for other share classes will vary. The graph and chart do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance figures assume reinvestment of dividends and capital gains.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURNS AS OF OCTOBER 31, 2025	1 Year	5 Year	10 Year
Ashmore Emerging Markets Corporate Income Fund (Class C/ECDCX) (load-waived)	6.38%	-0.63%	2.71%
Ashmore Emerging Markets Corporate Income Fund (Class C/ECDCX) (unadjusted)	5.38%	-0.63%	2.71%
JP Morgan Emerging Market Bond Index Global Diversified	12.76%	2.71%	4.13%
JP Morgan CEMBI Broad Diversified	8.01%	3.17%	4.51%
Performance data quoted represents past performance; past performance does not guarantee future results.
Key Fund Statistics as of October 31, 2025
Fund net assets	$18,718,029
Total number of portfolio holdings	135
Total advisory fees paid (after reimbursements)	$18,736
Portfolio turnover rate	52%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing the percentage of the total net assets of the Fund as of October 31, 2025.
ASSET TYPE ALLOCATION
GEOGRAPHICAL ALLOCATION
Material Fund Changes
No material changes occurred during the year ended October 31, 2025.
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information at https://connect.rightprospectus.com/Ashmore. You can also request this information by contacting us at 866-876-8294.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call 866-876-8294 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
For additional information about the Fund, please scan the QR code at left to navigate to additional hosted material at https://connect.rightprospectus.com/Ashmore.
Ashmore Funds

Ashmore Emerging Markets Corporate Income Fund
Institutional Class/EMCIX
ANNUAL SHAREHOLDER REPORT | October 31, 2025
This annual shareholder report contains important information about the Ashmore Emerging Markets Corporate Income Fund (“Fund”) for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at https://connect.rightprospectus.com/Ashmore. You can also request this information by contacting us at 866-876-8294.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 investment
Ashmore Emerging Markets Corporate Income Fund (Institutional Class/EMCIX)	$107	1.03%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
Over the one-year period ended October 31, 2025, the Ashmore Emerging Markets Corporate Income Fund delivered a total return of 7.58% net of fees and underperformed the JP Morgan CEMBI Broad Diversified benchmark return of 8.01% by 0.43%.
KEY CONTRIBUTORS
Venezuela was the largest contributor, as PDVSA and sovereign bonds rallied on progress toward the Citgo asset sale and favorable court developments supporting bondholder claims. Renewed international pressure on Venezuela’s leadership also improved restructuring expectations.
In Mexico, exposure to Pemex performed well following a government recapitalization and stable trade relations with the U.S., which supported spread tightening. Colombian financial and energy sector holdings further contributed, aided by demand for longer dated corporate debt.
KEY DETRACTORS
China detracted most from performance due to ongoing stress in the real estate sector, where sluggish consumer confidence and declining home prices weighed on overall credit conditions. Brazil lagged as telecom and petrochemical exposures underperformed amid tight domestic liquidity and lower oil prices. In Niger, exposure to a single oil and gas issuer detracted as global energy prices weakened.
Fund Performance
The following graph and chart show the performance of a hypothetical $1,000,000 investment in Institutional Class over a ten year period, as compared to the performance of a broad based index and an additional index that the Adviser believes more closely reflects the market segments in which the Fund invests. Performance for other share classes will vary. The graph and chart do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance figures assume reinvestment of dividends and capital gains.
Visit www.ashmoregroup.com/en-us/document/ashmore-emerging-markets-corporate-income-fund-institutional-quarterly-fund-card for the most recent performance information.
GROWTH OF $1,000,000
AVERAGE ANNUAL TOTAL RETURNS AS OF OCTOBER 31, 2025	1 Year	5 Year	10 Year
Ashmore Emerging Markets Corporate Income Fund (Institutional Class/EMCIX)	7.58%	0.38%	3.60%
JP Morgan Emerging Market Bond Index Global Diversified	12.76%	2.71%	4.13%
JP Morgan CEMBI Broad Diversified	8.01%	3.17%	4.51%
Performance data quoted represents past performance; past performance does not guarantee future results.
Key Fund Statistics as of October 31, 2025
Fund net assets	$18,718,029
Total number of portfolio holdings	135
Total advisory fees paid (after reimbursements)	$18,736
Portfolio turnover rate	52%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing the percentage of the total net assets of the Fund as of October 31, 2025.
ASSET TYPE ALLOCATION
GEOGRAPHICAL ALLOCATION
Material Fund Changes
No material changes occurred during the year ended October 31, 2025.
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information at https://connect.rightprospectus.com/Ashmore. You can also request this information by contacting us at 866-876-8294.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call 866-876-8294 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
For additional information about the Fund, please scan the QR code at left to navigate to additional hosted material at https://connect.rightprospectus.com/Ashmore.
Ashmore Funds

Ashmore Emerging Markets Short Duration Fund
Class A/ESFAX
ANNUAL SHAREHOLDER REPORT | October 31, 2025
This annual shareholder report contains important information about the Ashmore Emerging Markets Short Duration Fund (“Fund”) for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at https://connect.rightprospectus.com/Ashmore. You can also request this information by contacting us at 866-876-8294.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 investment
Ashmore Emerging Markets Short Duration Fund (Class A/ESFAX)	$159	1.55%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
Over the one-year period ended October 31, 2025, the Ashmore Emerging Markets Short Duration Fund (Class A/ESFAX) delivered a total return of 5.37% net of fees and underperformed the JP Morgan CEMBI Broad Diversified 1-3 Year benchmark return of 6.93% by 1.56%.
TOP CONTRIBUTORS
Venezuela was the largest contributor, as PDVSA and sovereign bonds rallied on progress toward the Citgo asset sale and favorable court developments supporting bondholder claims. Renewed international pressure on Venezuela’s leadership also improved restructuring expectations.
In Mexico, exposure to Pemex performed well following a government recapitalization and stable trade relations with the U.S., which supported spread tightening. The Fund’s underweight in Ghana also added to returns, as the country’s bonds underperformed within the index.
TOP DETRACTORS
China detracted most from performance due to ongoing stress in the real estate sector, where sluggish consumer confidence and declining home prices weighed on overall credit conditions. Ukraine underperformed as its bonds rallied on peace expectations while the Fund remained underweight. In Brazil, exposure to telecom and petrochemical credits detracted amid tight domestic liquidity and lower oil prices.
Fund Performance
The following graph and chart show the performance of a hypothetical $10,000 investment in Class A over a ten year period, as compared to the performance of a broad based index and an additional index that the Adviser believes more closely reflects the market segments in which the Fund invests. Performance for other share classes will vary. The graph and chart do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance figures assume reinvestment of dividends and capital gains.
Visit www.ashmoregroup.com/en-us/document/ashmore-emerging-markets-short-duration-fund-retail-quarterly-fund-card for the most recent performance information.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURNS AS OF OCTOBER 31, 2025	1 Year	5 Year	10 Year
Ashmore Emerging Markets Short Duration Fund (Class A/ESFAX) (load-waived)	5.37%	-1.73%	0.75%
Ashmore Emerging Markets Short Duration Fund (Class A/ESFAX) (unadjusted)	3.04%	-2.17%	0.34%
JP Morgan Emerging Market Bond Index Global Diversified	12.76%	2.71%	4.13%
JP Morgan CEMBI Broad Diversified 1-3 Year	6.93%	3.76%	3.87%
Performance data quoted represents past performance; past performance does not guarantee future results.
Key Fund Statistics as of October 31, 2025
Fund net assets	$31,185,438
Total number of portfolio holdings	96
Total advisory fees paid (after reimbursements)	$16,539
Portfolio turnover rate	38%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing the percentage of the total net assets of the Fund as of October 31, 2025.
ASSET TYPE ALLOCATION
GEOGRAPHICAL ALLOCATION
Material Fund Changes
No material changes occurred during the year ended October 31, 2025.
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information at https://connect.rightprospectus.com/Ashmore. You can also request this information by contacting us at 866-876-8294.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call 866-876-8294 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
For additional information about the Fund, please scan the QR code at left to navigate to additional hosted material at https://connect.rightprospectus.com/Ashmore.
Ashmore Funds

Ashmore Emerging Markets Short Duration Fund
Class C/ESFCX
ANNUAL SHAREHOLDER REPORT | October 31, 2025
This annual shareholder report contains important information about the Ashmore Emerging Markets Short Duration Fund (“Fund”) for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at https://connect.rightprospectus.com/Ashmore. You can also request this information by contacting us at 866-876-8294.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 investment
Ashmore Emerging Markets Short Duration Fund (Class C/ESFCX)	$236	2.31%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
Over the one-year period ended October 31, 2025, the Ashmore Emerging Markets Short Duration Fund (Class C/ESFCX) delivered a total return of 4.69% net of fees and underperformed the JP Morgan CEMBI Broad Diversified 1-3 Year benchmark return of 6.93% by 2.24%.
TOP CONTRIBUTORS
Venezuela was the largest contributor, as PDVSA and sovereign bonds rallied on progress toward the Citgo asset sale and favorable court developments supporting bondholder claims. Renewed international pressure on Venezuela’s leadership also improved restructuring expectations.
In Mexico, exposure to Pemex performed well following a government recapitalization and stable trade relations with the U.S., which supported spread tightening. The Fund’s underweight in Ghana also added to returns, as the country’s bonds underperformed within the index.
TOP DETRACTORS
China detracted most from performance due to ongoing stress in the real estate sector, where sluggish consumer confidence and declining home prices weighed on overall credit conditions. Ukraine underperformed as its bonds rallied on peace expectations while the Fund remained underweight. In Brazil, exposure to telecom and petrochemical credits detracted amid tight domestic liquidity and lower oil prices.
Fund Performance
The following graph and chart show the performance of a hypothetical $10,000 investment in Class C since its inception on June 13, 2017, as compared to the performance of a broad based index and an additional index that the Adviser believes more closely reflects the market segments in which the Fund invests. Performance for other share classes will vary. The graph and chart do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance figures assume reinvestment of dividends and capital gains.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURNS AS OF OCTOBER 31, 2025	1 Year	5 Year	Since Inception
Ashmore Emerging Markets Short Duration Fund (Class C/ESFCX) (load-waived)	4.69%	-2.45%	-2.77%
Ashmore Emerging Markets Short Duration Fund (Class C/ESFCX) (unadjusted)	3.69%	-2.45%	-2.77%
JP Morgan Emerging Market Bond Index Global Diversified	12.76%	2.71%	2.23%
JP Morgan CEMBI Broad Diversified 1-3 Year	6.93%	3.76%	3.74%
Performance data quoted represents past performance; past performance does not guarantee future results.
Key Fund Statistics as of October 31, 2025
Fund net assets	$31,185,438
Total number of portfolio holdings	96
Total advisory fees paid (after reimbursements)	$16,539
Portfolio turnover rate	38%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing the percentage of the total net assets of the Fund as of October 31, 2025.
ASSET TYPE ALLOCATION
GEOGRAPHICAL ALLOCATION
Material Fund Changes
No material changes occurred during the year ended October 31, 2025.
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information at https://connect.rightprospectus.com/Ashmore. You can also request this information by contacting us at 866-876-8294.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call 866-876-8294 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
For additional information about the Fund, please scan the QR code at left to navigate to additional hosted material at https://connect.rightprospectus.com/Ashmore.
Ashmore Funds

Ashmore Emerging Markets Short Duration Fund
Institutional Class/ESFIX
ANNUAL SHAREHOLDER REPORT | October 31, 2025
This annual shareholder report contains important information about the Ashmore Emerging Markets Short Duration Fund (“Fund”) for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at https://connect.rightprospectus.com/Ashmore. You can also request this information by contacting us at 866-876-8294.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 investment
Ashmore Emerging Markets Short Duration Fund (Institutional Class/ESFIX)	$135	1.31%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
Over the one-year period ended October 31, 2025, the Ashmore Emerging Markets Short Duration Fund (Institutional Class/ESFIX) delivered a total return of 5.44% net of fees and underperformed the JP Morgan CEMBI Broad Diversified 1-3 Year benchmark return of 6.93% by 1.49%.
TOP CONTRIBUTORS
Venezuela was the largest contributor, as PDVSA and sovereign bonds rallied on progress toward the Citgo asset sale and favorable court developments supporting bondholder claims. Renewed international pressure on Venezuela’s leadership also improved restructuring expectations.
In Mexico, exposure to Pemex performed well following a government recapitalization and stable trade relations with the U.S., which supported spread tightening. The Fund’s underweight in Ghana also added to returns, as the country’s bonds underperformed within the index.
TOP DETRACTORS
China detracted most from performance due to ongoing stress in the real estate sector, where sluggish consumer confidence and declining home prices weighed on overall credit conditions. Ukraine underperformed as its bonds rallied on peace expectations while the Fund remained underweight. In Brazil, exposure to telecom and petrochemical credits detracted amid tight domestic liquidity and lower oil prices.
Fund Performance
The following graph and chart show the performance of a hypothetical $1,000,000 investment in Institutional Class over a ten year period, as compared to the performance of a broad based index and an additional index that the Adviser believes more closely reflects the market segments in which the Fund invests. Performance for other share classes will vary. The graph and chart do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance figures assume reinvestment of dividends and capital gains.
Visit www.ashmoregroup.com/en-us/document/ashmore-emerging-markets-short-duration-fund-institutional-quarterly-fund-card for the most recent performance information.
GROWTH OF $1,000,000
AVERAGE ANNUAL TOTAL RETURNS AS OF OCTOBER 31, 2025	1 Year	5 Year	10 Year
Ashmore Emerging Markets Short Duration Fund (Institutional Class/ESFIX)	5.44%	-1.51%	0.99%
JP Morgan Emerging Market Bond Index Global Diversified	12.76%	2.71%	4.13%
JP Morgan CEMBI Broad Diversified 1-3 Year	6.93%	3.76%	3.87%
Performance data quoted represents past performance; past performance does not guarantee future results.
Key Fund Statistics as of October 31, 2025
Fund net assets	$31,185,438
Total number of portfolio holdings	96
Total advisory fees paid (after reimbursements)	$16,539
Portfolio turnover rate	38%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing the percentage of the total net assets of the Fund as of October 31, 2025.
ASSET TYPE ALLOCATION
GEOGRAPHICAL ALLOCATION
Material Fund Changes
No material changes occurred during the year ended October 31, 2025.
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information at https://connect.rightprospectus.com/Ashmore. You can also request this information by contacting us at 866-876-8294.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call 866-876-8294 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
For additional information about the Fund, please scan the QR code at left to navigate to additional hosted material at https://connect.rightprospectus.com/Ashmore.
Ashmore Funds

Ashmore Emerging Markets Active Equity Fund
Class A/EMQAX
ANNUAL SHAREHOLDER REPORT | October 31, 2025
This annual shareholder report contains important information about the Ashmore Emerging Markets Active Equity Fund (“Fund”) for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at https://connect.rightprospectus.com/Ashmore. You can also request this information by contacting us at 866-876-8294.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 investment
Ashmore Emerging Markets Active Equity Fund (Class A/EMQAX)	$147	1.31%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
Over the one-year period ended October 31, 2025, Ashmore Emerging Markets Active Equity Fund (Class A/EMQAX) returned 24.86% and underperformed the MSCI Emerging Markets Net benchmark return of 27.91% by 3.05% on a net of fees basis.
KEY CONTRIBUTORS
The Fund benefited from holdings in the South Korean semiconductor industry, where SK Hynix and SK Square outperformed on sustained demand for Artificial Intelligence (AI) related high bandwidth memory and improving pricing in DRAM and NAND products. In China, the Consumer Discretionary (Alibaba) and Media & Entertainment (Tencent) added to returns following a re-rating in large-cap technology companies, and stronger than expected earnings.
Elsewhere, Argentina Banks (Grupo Financiero Galicia) also contributed positively as improving macroeconomic conditions, including lower inflation and progress on structural reform, supported earnings growth. The company has also strengthened its balance sheet in recent years.
KEY DETRACTORS
While exposure to specific industries within China performed well, overall investment in the country detracted from performance. This was primarily concentrated in Consumer Services (Meituan) and Technology Hardware (Xiaomi). Exposure to Brazilian Consumption (Raia Drogasil, Lojas Renner) also lagged as high real interest rates constrained earnings outlooks. In Taiwan Technology Hardware, E Ink underperformed due to near term tariff concerns and their potential impact on U.S. demand.
Fund Performance
The following graph and chart show the performance of a hypothetical $10,000 investment in Class A since its inception on November 01, 2016, as compared to the performance of a broad based index. Performance for other share classes will vary. The graph and chart do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance figures assume reinvestment of dividends and capital gains.
Visit www.ashmoregroup.com/en-us/document/ashmore-emerging-markets-active-equity-fund-retail-quarterly-fund-card for the most recent performance information.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURNS AS OF OCTOBER 31, 2025	1 Year	5 Year	Since Inception
Ashmore Emerging Markets Active Equity Fund (Class A/EMQAX) (load-waived)	24.86%	5.37%	6.67%
Ashmore Emerging Markets Active Equity Fund (Class A/EMQAX) (unadjusted)	18.34%	4.25%	6.04%
MSCI Emerging Markets Net	27.91%	7.45%	7.54%
Performance data quoted represents past performance; past performance does not guarantee future results.
Key Fund Statistics as of October 31, 2025
Fund net assets	$13,845,369
Total number of portfolio holdings	53
Total advisory fees paid (after reimbursements)	$23,820
Portfolio turnover rate	209%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing the percentage of the total net assets of the Fund as of October 31, 2025.
TOP TEN HOLDINGS
Taiwan Semiconductor Manufacturing Co. Ltd.	10.8%
Tencent Holdings Ltd.	7.9%
Alibaba Group Holding Ltd.	4.6%
HDFC Bank Ltd. ADR	4.1%
Samsung Electronics Co. Ltd.	3.9%
PDD Holdings, Inc.	3.0%
Sun Pharmaceutical Industries Ltd.	2.9%
Industrial & Commercial Bank of China Ltd., Class H	2.9%
Maruti Suzuki India Ltd.	2.9%
Infosys Ltd. ADR	2.4%
INDUSTRY SECTOR ALLOCATION
GEOGRAPHICAL ALLOCATION
Material Fund Changes
No material changes occurred during the year ended October 31, 2025.
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information at https://connect.rightprospectus.com/Ashmore. You can also request this information by contacting us at 866-876-8294.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call 866-876-8294 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
For additional information about the Fund, please scan the QR code at left to navigate to additional hosted material at https://connect.rightprospectus.com/Ashmore.
Ashmore Funds

Ashmore Emerging Markets Active Equity Fund
Class C/EMQCX
ANNUAL SHAREHOLDER REPORT | October 31, 2025
This annual shareholder report contains important information about the Ashmore Emerging Markets Active Equity Fund (“Fund”) for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at https://connect.rightprospectus.com/Ashmore. You can also request this information by contacting us at 866-876-8294.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 investment
Ashmore Emerging Markets Active Equity Fund (Class C/EMQCX)	$226	2.02%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
Over the one-year period ended October 31, 2025, Ashmore Emerging Markets Active Equity Fund (Class C/EMQCX) returned 23.98% and underperformed the MSCI Emerging Markets Net benchmark return of 27.91% by 3.93% on a net of fees basis.
KEY CONTRIBUTORS
The Fund benefited from holdings in the South Korean semiconductor industry, where SK Hynix and SK Square outperformed on sustained demand for Artificial Intelligence (AI) related high bandwidth memory and improving pricing in DRAM and NAND products. In China, the Consumer Discretionary (Alibaba) and Media & Entertainment (Tencent) added to returns following a re-rating in large-cap technology companies, and stronger than expected earnings.
Elsewhere, Argentina Banks (Grupo Financiero Galicia) also contributed positively as improving macroeconomic conditions, including lower inflation and progress on structural reform, supported earnings growth. The company has also strengthened its balance sheet in recent years.
KEY DETRACTORS
While exposure to specific industries within China performed well, overall investment in the country detracted from performance. This was primarily concentrated in Consumer Services (Meituan) and Technology Hardware (Xiaomi). Exposure to Brazilian Consumption (Raia Drogasil, Lojas Renner) also lagged as high real interest rates constrained earnings outlooks. In Taiwan Technology Hardware, E Ink underperformed due to near term tariff concerns and their potential impact on U.S. demand.
Fund Performance
The following graph and chart show the performance of a hypothetical $10,000 investment in Class C since its inception on November 01, 2016, as compared to the performance of a broad based index. Performance for other share classes will vary. The graph and chart do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance figures assume reinvestment of dividends and capital gains.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURNS AS OF OCTOBER 31, 2025	1 Year	5 Year	Since Inception
Ashmore Emerging Markets Active Equity Fund (Class C/EMQCX) (load-waived)	23.98%	4.62%	5.90%
Ashmore Emerging Markets Active Equity Fund (Class C/EMQCX) (unadjusted)	22.98%	4.62%	5.90%
MSCI Emerging Markets Net	27.91%	7.45%	7.54%
Performance data quoted represents past performance; past performance does not guarantee future results.
Key Fund Statistics as of October 31, 2025
Fund net assets	$13,845,369
Total number of portfolio holdings	53
Total advisory fees paid (after reimbursements)	$23,820
Portfolio turnover rate	209%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing the percentage of the total net assets of the Fund as of October 31, 2025.
TOP TEN HOLDINGS
Taiwan Semiconductor Manufacturing Co. Ltd.	10.8%
Tencent Holdings Ltd.	7.9%
Alibaba Group Holding Ltd.	4.6%
HDFC Bank Ltd. ADR	4.1%
Samsung Electronics Co. Ltd.	3.9%
PDD Holdings, Inc.	3.0%
Sun Pharmaceutical Industries Ltd.	2.9%
Industrial & Commercial Bank of China Ltd., Class H	2.9%
Maruti Suzuki India Ltd.	2.9%
Infosys Ltd. ADR	2.4%
INDUSTRY SECTOR ALLOCATION
GEOGRAPHICAL ALLOCATION
Material Fund Changes
No material changes occurred during the year ended October 31, 2025.
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information at https://connect.rightprospectus.com/Ashmore. You can also request this information by contacting us at 866-876-8294.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call 866-876-8294 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
For additional information about the Fund, please scan the QR code at left to navigate to additional hosted material at https://connect.rightprospectus.com/Ashmore.
Ashmore Funds

Ashmore Emerging Markets Active Equity Fund
Institutional Class/EMQIX
ANNUAL SHAREHOLDER REPORT | October 31, 2025
This annual shareholder report contains important information about the Ashmore Emerging Markets Active Equity Fund (“Fund”) for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at https://connect.rightprospectus.com/Ashmore. You can also request this information by contacting us at 866-876-8294.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 investment
Ashmore Emerging Markets Active Equity Fund (Institutional Class/EMQIX)	$119	1.06%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
Over the one-year period ended October 31, 2025, Ashmore Emerging Markets Active Equity Fund (Institutional Class/EMQIX) returned 25.31% and underperformed the MSCI Emerging Markets Net benchmark return of 27.91% by 2.60% on a net of fees basis.
KEY CONTRIBUTORS
The Fund benefited from holdings in the South Korean semiconductor industry, where SK Hynix and SK Square outperformed on sustained demand for Artificial Intelligence (AI) related high bandwidth memory and improving pricing in DRAM and NAND products. In China, the Consumer Discretionary (Alibaba) and Media & Entertainment (Tencent) added to returns following a re-rating in large-cap technology companies, and stronger than expected earnings.
Elsewhere, Argentina Banks (Grupo Financiero Galicia) also contributed positively as improving macroeconomic conditions, including lower inflation and progress on structural reform, supported earnings growth. The company has also strengthened its balance sheet in recent years.
KEY DETRACTORS
While exposure to specific industries within China performed well, overall investment in the country detracted from performance. This was primarily concentrated in Consumer Services (Meituan) and Technology Hardware (Xiaomi). Exposure to Brazilian Consumption (Raia Drogasil, Lojas Renner) also lagged as high real interest rates constrained earnings outlooks. In Taiwan Technology Hardware, E Ink underperformed due to near term tariff concerns and their potential impact on U.S. demand.
Fund Performance
The following graph and chart show the performance of a hypothetical $1,000,000 investment in Institutional Class since its inception on November 01, 2016, as compared to the performance of a broad based index. Performance for other share classes will vary. The graph and chart do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance figures assume reinvestment of dividends and capital gains.
Visit www.ashmoregroup.com/en-us/document/ashmore-emerging-markets-active-equity-fund-institutional-quarterly-fund-card for the most recent performance information.
GROWTH OF $1,000,000
AVERAGE ANNUAL TOTAL RETURNS AS OF OCTOBER 31, 2025	1 Year	5 Year	Since Inception
Ashmore Emerging Markets Active Equity Fund (Institutional Class/EMQIX)	25.31%	5.65%	6.95%
MSCI Emerging Markets Net	27.91%	7.45%	7.54%
Performance data quoted represents past performance; past performance does not guarantee future results.
Key Fund Statistics as of October 31, 2025
Fund net assets	$13,845,369
Total number of portfolio holdings	53
Total advisory fees paid (after reimbursements)	$23,820
Portfolio turnover rate	209%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing the percentage of the total net assets of the Fund as of October 31, 2025.
TOP TEN HOLDINGS
Taiwan Semiconductor Manufacturing Co. Ltd.	10.8%
Tencent Holdings Ltd.	7.9%
Alibaba Group Holding Ltd.	4.6%
HDFC Bank Ltd. ADR	4.1%
Samsung Electronics Co. Ltd.	3.9%
PDD Holdings, Inc.	3.0%
Sun Pharmaceutical Industries Ltd.	2.9%
Industrial & Commercial Bank of China Ltd., Class H	2.9%
Maruti Suzuki India Ltd.	2.9%
Infosys Ltd. ADR	2.4%
INDUSTRY SECTOR ALLOCATION
GEOGRAPHICAL ALLOCATION
Material Fund Changes
No material changes occurred during the year ended October 31, 2025.
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information at https://connect.rightprospectus.com/Ashmore. You can also request this information by contacting us at 866-876-8294.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call 866-876-8294 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
For additional information about the Fund, please scan the QR code at left to navigate to additional hosted material at https://connect.rightprospectus.com/Ashmore.
Ashmore Funds

Ashmore Emerging Markets Small-Cap Equity Fund
Class A/ESSAX
ANNUAL SHAREHOLDER REPORT | October 31, 2025
This annual shareholder report contains important information about the Ashmore Emerging Markets Small-Cap Equity Fund (“Fund”) for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at https://connect.rightprospectus.com/Ashmore. You can also request this information by contacting us at 866-876-8294.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 investment
Ashmore Emerging Markets Small-Cap Equity Fund (Class A/ESSAX)	$173	1.55%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
Over the one-year period ended October 31, 2025, Ashmore Emerging Markets Small-Cap Equity Fund (Class A/ESSAX) returned 22.93% and outperformed the MSCI Emerging Markets Small-Cap Net benchmark return of 15.49% by 7.44% on a net of fees basis.
KEY CONTRIBUTORS
The Fund’s exposure to the East Asian semiconductor value chain was the primary contributor to relative performance. In South Korea, Hansol Chemical and KoMiCo advanced on accelerating Artificial Intelligence (AI) driven capital expenditure and robust semiconductor demand. In Taiwan, WinWay benefited from growth in probe card demand. Unrelated to the chip industry, however, was Kaori Heat Treatment which performed well due to expanding applications in cooling systems and fuel cell technology. Additionally, Sieyuan Electric (China) added to returns through export led revenue growth.
KEY DETRACTORS
The largest detractor was Gudeng Precision (Taiwan), which declined after delayed customer orders in China. Andes Technology, another Taiwanese holding, also underperformed. In Hungary, Wizz Air detracted as elevated maintenance and depreciation costs weighed on profitability.
Fund Performance
The following graph and chart show the performance of a hypothetical $10,000 investment in Class A over a ten year period, as compared to the performance of a broad based index and an additional index that the Adviser believes more closely reflects the market segments in which the Fund invests. Performance for other share classes will vary. The graph and chart do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance figures assume reinvestment of dividends and capital gains.
Visit www.ashmoregroup.com/en-us/document/ashmore-emerging-markets-small-cap-equity-fund-retail-quarterly-fund-card for the most recent performance information.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURNS AS OF OCTOBER 31, 2025	1 Year	5 Year	10 Year
Ashmore Emerging Markets Small-Cap Equity Fund (Class A/ESSAX) (load-waived)	22.93%	9.67%	8.86%
Ashmore Emerging Markets Small-Cap Equity Fund (Class A/ESSAX) (unadjusted)	16.47%	8.49%	8.28%
MSCI Emerging Markets Net	27.91%	7.45%	7.68%
MSCI Emerging Markets Small Cap Net	15.49%	13.13%	8.10%
Performance data quoted represents past performance; past performance does not guarantee future results.
Key Fund Statistics as of October 31, 2025
Fund net assets	$6,259,719
Total number of portfolio holdings	48
Total advisory fees paid (after reimbursements)	$—
Portfolio turnover rate	64%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing the percentage of the total net assets of the Fund as of October 31, 2025.
TOP TEN HOLDINGS
Zetrix Ai Bhd.	4.7%
Hansol Chemical Co. Ltd.	4.1%
Eugene Technology Co. Ltd.	3.7%
Gudeng Precision Industrial Co. Ltd.	3.6%
Andes Technology Corp.	3.3%
Medi Assist Healthcare Services Ltd.	3.1%
Benefit Systems S.A.	3.0%
CreditAccess Grameen Ltd.	2.9%
Alchip Technologies Ltd.	2.9%
Karooooo Ltd.	2.9%
INDUSTRY SECTOR ALLOCATION
GEOGRAPHICAL ALLOCATION
Material Fund Changes
No material changes occurred during the year ended October 31, 2025.
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information at https://connect.rightprospectus.com/Ashmore. You can also request this information by contacting us at 866-876-8294.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call 866-876-8294 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
For additional information about the Fund, please scan the QR code at left to navigate to additional hosted material at https://connect.rightprospectus.com/Ashmore.
Ashmore Funds

Ashmore Emerging Markets Small-Cap Equity Fund
Class C/ESSCX
ANNUAL SHAREHOLDER REPORT | October 31, 2025
This annual shareholder report contains important information about the Ashmore Emerging Markets Small-Cap Equity Fund (“Fund”) for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at https://connect.rightprospectus.com/Ashmore. You can also request this information by contacting us at 866-876-8294.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 investment
Ashmore Emerging Markets Small-Cap Equity Fund (Class C/ESSCX)	$255	2.30%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
Over the one-year period ended October 31, 2025, Ashmore Emerging Markets Small-Cap Equity Fund (Class C/ESSCX) returned 21.99% and outperformed the MSCI Emerging Markets Small-Cap Net benchmark return of 15.49% by 6.50% on a net of fees basis.
KEY CONTRIBUTORS
The Fund’s exposure to the East Asian semiconductor value chain was the primary contributor to relative performance. In South Korea, Hansol Chemical and KoMiCo advanced on accelerating Artificial Intelligence (AI) driven capital expenditure and robust semiconductor demand. In Taiwan, WinWay benefited from growth in probe card demand. Unrelated to the chip industry, however, was Kaori Heat Treatment which performed well due to expanding applications in cooling systems and fuel cell technology. Additionally, Sieyuan Electric (China) added to returns through export led revenue growth.
KEY DETRACTORS
The largest detractor was Gudeng Precision (Taiwan), which declined after delayed customer orders in China. Andes Technology, another Taiwanese holding, also underperformed. In Hungary, Wizz Air detracted as elevated maintenance and depreciation costs weighed on profitability.
Fund Performance
The following graph and chart show the performance of a hypothetical $10,000 investment in Class C over a ten year period, as compared to the performance of a broad based index and an additional index that the Adviser believes more closely reflects the market segments in which the Fund invests. Performance for other share classes will vary. The graph and chart do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance figures assume reinvestment of dividends and capital gains.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURNS AS OF OCTOBER 31, 2025	1 Year	5 Year	10 Year
Ashmore Emerging Markets Small-Cap Equity Fund (Class C/ESSCX) (load-waived)	21.99%	8.87%	8.24%
Ashmore Emerging Markets Small-Cap Equity Fund (Class C/ESSCX) (unadjusted)	20.99%	8.87%	8.24%
MSCI Emerging Markets Net	27.91%	7.45%	7.68%
MSCI Emerging Markets Small Cap Net	15.49%	13.13%	8.10%
Performance data quoted represents past performance; past performance does not guarantee future results.
Key Fund Statistics as of October 31, 2025
Fund net assets	$6,259,719
Total number of portfolio holdings	48
Total advisory fees paid (after reimbursements)	$—
Portfolio turnover rate	64%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing the percentage of the total net assets of the Fund as of October 31, 2025.
TOP TEN HOLDINGS
Zetrix Ai Bhd.	4.7%
Hansol Chemical Co. Ltd.	4.1%
Eugene Technology Co. Ltd.	3.7%
Gudeng Precision Industrial Co. Ltd.	3.6%
Andes Technology Corp.	3.3%
Medi Assist Healthcare Services Ltd.	3.1%
Benefit Systems S.A.	3.0%
CreditAccess Grameen Ltd.	2.9%
Alchip Technologies Ltd.	2.9%
Karooooo Ltd.	2.9%
INDUSTRY SECTOR ALLOCATION
GEOGRAPHICAL ALLOCATION
Material Fund Changes
No material changes occurred during the year ended October 31, 2025.
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information at https://connect.rightprospectus.com/Ashmore. You can also request this information by contacting us at 866-876-8294.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call 866-876-8294 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
For additional information about the Fund, please scan the QR code at left to navigate to additional hosted material at https://connect.rightprospectus.com/Ashmore.
Ashmore Funds

Ashmore Emerging Markets Small-Cap Equity Fund
Institutional Class/ESCIX
ANNUAL SHAREHOLDER REPORT | October 31, 2025
This annual shareholder report contains important information about the Ashmore Emerging Markets Small-Cap Equity Fund (“Fund”) for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at https://connect.rightprospectus.com/Ashmore. You can also request this information by contacting us at 866-876-8294.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 investment
Ashmore Emerging Markets Small-Cap Equity Fund (Institutional Class/ESCIX)	$145	1.30%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
Over the one-year period ended October 31, 2025, Ashmore Emerging Markets Small-Cap Equity Fund (Institutional Class/ESCIX) returned 23.25% and outperformed the MSCI Emerging Markets Small-Cap Net benchmark return of 15.49% by 7.76% on a net of fees basis.
KEY CONTRIBUTORS
The Fund’s exposure to the East Asian semiconductor value chain was the primary contributor to relative performance. In South Korea, Hansol Chemical and KoMiCo advanced on accelerating Artificial Intelligence (AI) driven capital expenditure and robust semiconductor demand. In Taiwan, WinWay benefited from growth in probe card demand. Unrelated to the chip industry, however, was Kaori Heat Treatment which performed well due to expanding applications in cooling systems and fuel cell technology. Additionally, Sieyuan Electric (China) added to returns through export led revenue growth.
KEY DETRACTORS
The largest detractor was Gudeng Precision (Taiwan), which declined after delayed customer orders in China. Andes Technology, another Taiwanese holding, also underperformed. In Hungary, Wizz Air detracted as elevated maintenance and depreciation costs weighed on profitability.
Fund Performance
The following graph and chart show the performance of a hypothetical $1,000,000 investment in Institutional Class over a ten year period, as compared to the performance of a broad based index and an additional index that the Adviser believes more closely reflects the market segments in which the Fund invests. Performance for other share classes will vary. The graph and chart do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance figures assume reinvestment of dividends and capital gains.
Visit www.ashmoregroup.com/en-us/document/ashmore-emerging-markets-small-cap-equity-fund-institutional-quarterly-fund-card for the most recent performance information.
GROWTH OF $1,000,000
AVERAGE ANNUAL TOTAL RETURNS AS OF OCTOBER 31, 2025	1 Year	5 Year	10 Year
Ashmore Emerging Markets Small-Cap Equity Fund (Institutional Class/ESCIX)	23.25%	9.93%	9.13%
MSCI Emerging Markets Net	27.91%	7.45%	7.68%
MSCI Emerging Markets Small Cap Net	15.49%	13.13%	8.10%
Performance data quoted represents past performance; past performance does not guarantee future results.
Key Fund Statistics as of October 31, 2025
Fund net assets	$6,259,719
Total number of portfolio holdings	48
Total advisory fees paid (after reimbursements)	$—
Portfolio turnover rate	64%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing the percentage of the total net assets of the Fund as of October 31, 2025.
TOP TEN HOLDINGS
Zetrix Ai Bhd.	4.7%
Hansol Chemical Co. Ltd.	4.1%
Eugene Technology Co. Ltd.	3.7%
Gudeng Precision Industrial Co. Ltd.	3.6%
Andes Technology Corp.	3.3%
Medi Assist Healthcare Services Ltd.	3.1%
Benefit Systems S.A.	3.0%
CreditAccess Grameen Ltd.	2.9%
Alchip Technologies Ltd.	2.9%
Karooooo Ltd.	2.9%
INDUSTRY SECTOR ALLOCATION
GEOGRAPHICAL ALLOCATION
Material Fund Changes
No material changes occurred during the year ended October 31, 2025.
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information at https://connect.rightprospectus.com/Ashmore. You can also request this information by contacting us at 866-876-8294.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call 866-876-8294 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
For additional information about the Fund, please scan the QR code at left to navigate to additional hosted material at https://connect.rightprospectus.com/Ashmore.
Ashmore Funds

Ashmore Emerging Markets Frontier Equity Fund
Class A/EFEAX
ANNUAL SHAREHOLDER REPORT | October 31, 2025
This annual shareholder report contains important information about the Ashmore Emerging Markets Frontier Equity Fund (“Fund”) for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at https://connect.rightprospectus.com/Ashmore. You can also request this information by contacting us at 866-876-8294.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 investment
Ashmore Emerging Markets Frontier Equity Fund (Class A/EFEAX)	$197	1.81%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
Over the one-year period ended October 31, 2025, Ashmore Emerging Markets Frontier Equity Fund (Class A/EFEAX) returned 17.62% and underperformed the MSCI Frontier Markets + Select EM Countries Capped Index Net TR benchmark return of 31.58% by 13.96% on a net of fees basis.
KEY DETRACTORS
Security selection in Vietnam was the primary detractor from relative returns. While the local market rallied sharply, gains were concentrated in a few large cap names the Fund did not hold, including Vingroup. The Fund’s position in FPT, a leading technology and IT services company, declined amid macro uncertainty and reduced enterprise spending.
Outside Vietnam, Kaspi (Kazakhstan) declined following an unexpected rate hike that weighed on the company’s fintech business, and weaker than expected smartphone sales from new regulations. Meanwhile, Globant (Argentina) underperformed after weaker guidance from a slowdown in demand from a key client.
KEY CONTRIBUTORS
The largest positive contributor was Halyk Savings Bank (Kazakhstan), which benefited from strong loan growth and better than expected earnings.
In Pakistan, pharmaceutical company Searle advanced after a successful management transition and reaffirmation of long term growth targets. Elsewhere, Piraeus Bank (Greece) performed well on improved profitability following a return to positive credit growth.
Fund Performance
The following graph and chart show the performance of a hypothetical $10,000 investment in Class A over a ten year period, as compared to the performance of a broad based index and an additional index that the Adviser believes more closely reflects the market segments in which the Fund invests. Performance for other share classes will vary. The graph and chart do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance figures assume reinvestment of dividends and capital gains.
Visit www.ashmoregroup.com/en-us/document/ashmore-emerging-markets-frontier-equity-fund-retail-quarterly-fund-card for the most recent performance information.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURNS AS OF OCTOBER 31, 2025	1 Year	5 Year	10 Year
Ashmore Emerging Markets Frontier Equity Fund (Class A/EFEAX) (load-waived)	17.62%	13.79%	7.21%
Ashmore Emerging Markets Frontier Equity Fund (Class A/EFEAX) (unadjusted)	11.44%	12.58%	6.64%
MSCI Emerging Markets Net	27.91%	7.45%	7.68%
MSCI Frontier Markets + Select EM Countries Capped Index Net TR	31.58%	11.18%	6.64%
Performance data quoted represents past performance; past performance does not guarantee future results.
Key Fund Statistics as of October 31, 2025
Fund net assets	$101,368,513
Total number of portfolio holdings	58
Total advisory fees paid (after reimbursements)	$937,554
Portfolio turnover rate	76%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing the percentage of the total net assets of the Fund as of October 31, 2025.
TOP TEN HOLDINGS
Emaar Properties PJSC	3.6%
Vinhomes JSC	3.6%
National Bank of Kuwait S.A.K.P.	3.4%
Banca Transilvania S.A.	3.3%
Nova Ljubljanska Banka dd GDR (Registered)	3.3%
Kaspi.KZ JSC ADR	3.0%
Attijariwafa Bank	3.0%
Halyk Savings Bank of Kazakhstan JSC GDR (Registered)	2.9%
Doha Bank QPSC	2.8%
Mobile World Investment Corp.	2.7%
INDUSTRY SECTOR ALLOCATION
GEOGRAPHICAL ALLOCATION
Material Fund Changes
No material changes occurred during the year ended October 31, 2025.
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information at https://connect.rightprospectus.com/Ashmore. You can also request this information by contacting us at 866-876-8294.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call 866-876-8294 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
For additional information about the Fund, please scan the QR code at left to navigate to additional hosted material at https://connect.rightprospectus.com/Ashmore.
Ashmore Funds

Ashmore Emerging Markets Frontier Equity Fund
Class C/EFECX
ANNUAL SHAREHOLDER REPORT | October 31, 2025
This annual shareholder report contains important information about the Ashmore Emerging Markets Frontier Equity Fund (“Fund”) for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at https://connect.rightprospectus.com/Ashmore. You can also request this information by contacting us at 866-876-8294.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 investment
Ashmore Emerging Markets Frontier Equity Fund (Class C/EFECX)	$276	2.55%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
Over the one-year period ended October 31, 2025, Ashmore EM Frontier Equity Fund (Class C/EFECX) returned 16.76% and underperformed the MSCI Frontier Markets + Select EM Countries Capped Index Net TR benchmark return of 31.58% by 14.82% on a net of fees basis.
KEY DETRACTORS
Security selection in Vietnam was the primary detractor from relative returns. While the local market rallied sharply, gains were concentrated in a few large cap names the Fund did not hold, including Vingroup. The Fund’s position in FPT, a leading technology and IT services company, declined amid macro uncertainty and reduced enterprise spending.
Outside Vietnam, Kaspi (Kazakhstan) declined following an unexpected rate hike that weighed on the company’s fintech business, and weaker than expected smartphone sales from new regulations. Meanwhile, Globant (Argentina) underperformed after weaker guidance from a slowdown in demand from a key client.
KEY CONTRIBUTORS
The largest positive contributor was Halyk Savings Bank (Kazakhstan), which benefited from strong loan growth and better than expected earnings.
In Pakistan, pharmaceutical company Searle advanced after a successful management transition and reaffirmation of long term growth targets. Elsewhere, Piraeus Bank (Greece) performed well on improved profitability following a return to positive credit growth.
Fund Performance
The following graph and chart show the performance of a hypothetical $10,000 investment in Class C over a ten year period, as compared to the performance of a broad based index and an additional index that the Adviser believes more closely reflects the market segments in which the Fund invests. Performance for other share classes will vary. The graph and chart do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance figures assume reinvestment of dividends and capital gains.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURNS AS OF OCTOBER 31, 2025	1 Year	5 Year	10 Year
Ashmore Emerging Markets Frontier Equity Fund (Class C/EFECX) (load-waived)	16.76%	12.93%	6.54%
Ashmore Emerging Markets Frontier Equity Fund (Class C/EFECX) (unadjusted)	15.76%	12.93%	6.54%
MSCI Emerging Markets Net	27.91%	7.45%	7.68%
MSCI Frontier Markets + Select EM Countries Capped Index Net TR	31.58%	11.18%	6.64%
Performance data quoted represents past performance; past performance does not guarantee future results.
Key Fund Statistics as of October 31, 2025
Fund net assets	$101,368,513
Total number of portfolio holdings	58
Total advisory fees paid (after reimbursements)	$937,554
Portfolio turnover rate	76%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing the percentage of the total net assets of the Fund as of October 31, 2025.
TOP TEN HOLDINGS
Emaar Properties PJSC	3.6%
Vinhomes JSC	3.6%
National Bank of Kuwait S.A.K.P.	3.4%
Banca Transilvania S.A.	3.3%
Nova Ljubljanska Banka dd GDR (Registered)	3.3%
Kaspi.KZ JSC ADR	3.0%
Attijariwafa Bank	3.0%
Halyk Savings Bank of Kazakhstan JSC GDR (Registered)	2.9%
Doha Bank QPSC	2.8%
Mobile World Investment Corp.	2.7%
INDUSTRY SECTOR ALLOCATION
GEOGRAPHICAL ALLOCATION
Material Fund Changes
No material changes occurred during the year ended October 31, 2025.
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information at https://connect.rightprospectus.com/Ashmore. You can also request this information by contacting us at 866-876-8294.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call 866-876-8294 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
For additional information about the Fund, please scan the QR code at left to navigate to additional hosted material at https://connect.rightprospectus.com/Ashmore.
Ashmore Funds

Ashmore Emerging Markets Frontier Equity Fund
Institutional Class/EFEIX
ANNUAL SHAREHOLDER REPORT | October 31, 2025
This annual shareholder report contains important information about the Ashmore Emerging Markets Frontier Equity Fund (“Fund”) for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at https://connect.rightprospectus.com/Ashmore. You can also request this information by contacting us at 866-876-8294.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 investment
Ashmore Emerging Markets Frontier Equity Fund (Institutional Class/EFEIX)	$169	1.55%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
Over the one-year period ended October 31, 2025, Ashmore Emerging Markets Frontier Equity Fund (Institutional Class/EFEIX) returned 17.85% and underperformed the MSCI Frontier Markets + Select EM Countries Capped Index Net TR benchmark return of 31.58% by 13.73% on a net of fees basis.
KEY DETRACTORS
Security selection in Vietnam was the primary detractor from relative returns. While the local market rallied sharply, gains were concentrated in a few large cap names the Fund did not hold, including Vingroup. The Fund’s position in FPT, a leading technology and IT services company, declined amid macro uncertainty and reduced enterprise spending.
Outside Vietnam, Kaspi (Kazakhstan) declined following an unexpected rate hike that weighed on the company’s fintech business, and weaker than expected smartphone sales from new regulations. Meanwhile, Globant (Argentina) underperformed after weaker guidance from a slowdown in demand from a key client.
KEY CONTRIBUTORS
The largest positive contributor was Halyk Savings Bank (Kazakhstan), which benefited from strong loan growth and better than expected earnings.
In Pakistan, pharmaceutical company Searle advanced after a successful management transition and reaffirmation of long term growth targets. Elsewhere, Piraeus Bank (Greece) performed well on improved profitability following a return to positive credit growth.
Fund Performance
The following graph and chart show the performance of a hypothetical $1,000,000 investment in Institutional Class over a ten year period, as compared to the performance of a broad based index and an additional index that the Adviser believes more closely reflects the market segments in which the Fund invests. Performance for other share classes will vary. The graph and chart do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance figures assume reinvestment of dividends and capital gains.
Visit www.ashmoregroup.com/en-us/document/ashmore-emerging-markets-frontier-equity-fund-institutional-quarterly-fund-card for the most recent performance information.
GROWTH OF $1,000,000
AVERAGE ANNUAL TOTAL RETURNS AS OF OCTOBER 31, 2025	1 Year	5 Year	10 Year
Ashmore Emerging Markets Frontier Equity Fund (Institutional Class/EFEIX)	17.85%	14.05%	7.50%
MSCI Emerging Markets Net	27.91%	7.45%	7.68%
MSCI Frontier Markets + Select EM Countries Capped Index Net TR	31.58%	11.18%	6.64%
Performance data quoted represents past performance; past performance does not guarantee future results.
Key Fund Statistics as of October 31, 2025
Fund net assets	$101,368,513
Total number of portfolio holdings	58
Total advisory fees paid (after reimbursements)	$937,554
Portfolio turnover rate	76%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing the percentage of the total net assets of the Fund as of October 31, 2025.
TOP TEN HOLDINGS
Emaar Properties PJSC	3.6%
Vinhomes JSC	3.6%
National Bank of Kuwait S.A.K.P.	3.4%
Banca Transilvania S.A.	3.3%
Nova Ljubljanska Banka dd GDR (Registered)	3.3%
Kaspi.KZ JSC ADR	3.0%
Attijariwafa Bank	3.0%
Halyk Savings Bank of Kazakhstan JSC GDR (Registered)	2.9%
Doha Bank QPSC	2.8%
Mobile World Investment Corp.	2.7%
INDUSTRY SECTOR ALLOCATION
GEOGRAPHICAL ALLOCATION
Material Fund Changes
No material changes occurred during the year ended October 31, 2025.
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information at https://connect.rightprospectus.com/Ashmore. You can also request this information by contacting us at 866-876-8294.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call 866-876-8294 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
For additional information about the Fund, please scan the QR code at left to navigate to additional hosted material at https://connect.rightprospectus.com/Ashmore.
Ashmore Funds

Ashmore Emerging Markets Equity Fund
Class A/EMEAX
ANNUAL SHAREHOLDER REPORT | October 31, 2025
This annual shareholder report contains important information about the Ashmore Emerging Markets Equity Fund (“Fund”) for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at https://connect.rightprospectus.com/Ashmore. You can also request this information by contacting us at 866-876-8294.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 investment
Ashmore Emerging Markets Equity Fund (Class A/EMEAX)	$148	1.30%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
Over the one-year period ended October 31, 2025, Ashmore Emerging Markets Equity Fund (Class A/EMEAX) returned 27.66% and underperformed the MSCI Emerging Markets Net benchmark return of 27.91% by 0.25% on a net of fees basis.
KEY CONTRIBUTORS
The Fund’s overweight exposure to South Korea’s semiconductor sector was the largest contributor to relative returns. Companies such as SK Hynix, Hansol Chemical, and SK Square benefited from surging demand for Artificial Intelligence (AI). In Taiwan, holdings in Eugene Technology and Alchip benefitted from similar dynamics related to increasing capital expenditure for AI infrastructure and expectations for broader adoption of custom chip designs.
Elsewhere, select Chinese holdings, including Tencent Music, Contemporary Amperex Technology, and Sieyuan Electric, also performed well due to solid earnings growth and for the latter two companies, geographic expansion.
KEY DETRACTORS
Relative performance was negatively affected by the Fund’s underweight position in Alibaba, which rallied on renewed investor optimism surrounding AI opportunities and signs of easing regulatory tensions. Also in China, Meituan declined as increased competition weighed on profitability.
Outside China, Taiwanese company E Ink lagged on short term tariff concerns despite healthy fundamentals, while Kaspi (Kazakhstan) detracted from performance following a local rate hike that increased funding costs and dampened consumer spending.
Fund Performance
The following graph and chart show the performance of a hypothetical $10,000 investment in Class A over a ten year period, as compared to the performance of a broad based index. Performance for other share classes will vary. The graph and chart do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance figures assume reinvestment of dividends and capital gains.
Visit www.ashmoregroup.com/en-us/document/ashmore-emerging-markets-equity-fund-retail-quarterly-fund-card for the most recent performance information.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURNS AS OF OCTOBER 31, 2025	1 Year	5 Year	10 Year
Ashmore Emerging Markets Equity Fund (Class A/EMEAX) (load-waived)	27.66%	7.77%	10.80%
Ashmore Emerging Markets Equity Fund (Class A/EMEAX) (unadjusted)	20.92%	6.62%	10.21%
MSCI Emerging Markets Net	27.91%	7.45%	7.68%
Performance data quoted represents past performance; past performance does not guarantee future results.
Key Fund Statistics as of October 31, 2025
Fund net assets	$244,071,500
Total number of portfolio holdings	67
Total advisory fees paid (after reimbursements)	$1,177,824
Portfolio turnover rate	69%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing the percentage of the total net assets of the Fund as of October 31, 2025.
TOP TEN HOLDINGS
Taiwan Semiconductor Manufacturing Co. Ltd.	12.7%
Tencent Holdings Ltd.	8.0%
SK hynix, Inc.	4.8%
HDFC Bank Ltd. ADR	3.7%
Contemporary Amperex Technology Co. Ltd., Class A	2.2%
Sieyuan Electric Co. Ltd., Class A	2.0%
AIA Group Ltd.	2.0%
NetEase, Inc. ADR	1.8%
Hansol Chemical Co. Ltd.	1.8%
Rede D'Or Sao Luiz S.A.	1.7%
INDUSTRY SECTOR ALLOCATION
GEOGRAPHICAL ALLOCATION
Material Fund Changes
No material changes occurred during the year ended October 31, 2025.
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information at https://connect.rightprospectus.com/Ashmore. You can also request this information by contacting us at 866-876-8294.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call 866-876-8294 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
For additional information about the Fund, please scan the QR code at left to navigate to additional hosted material at https://connect.rightprospectus.com/Ashmore.
Ashmore Funds

Ashmore Emerging Markets Equity Fund
Class C/EMECX
ANNUAL SHAREHOLDER REPORT | October 31, 2025
This annual shareholder report contains important information about the Ashmore Emerging Markets Equity Fund (“Fund”) for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at https://connect.rightprospectus.com/Ashmore. You can also request this information by contacting us at 866-876-8294.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 investment
Ashmore Emerging Markets Equity Fund (Class C/EMECX)	$232	2.05%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
Over the one-year period ended October 31, 2025, Ashmore Emerging Markets Equity Fund (Class C/EMECX) returned 26.79% and underperformed the MSCI Emerging Markets Net benchmark return of 27.91% by 1.12% on a net of fees basis.
KEY CONTRIBUTORS
The Fund’s overweight exposure to South Korea’s semiconductor sector was the largest contributor to relative returns. Companies such as SK Hynix, Hansol Chemical, and SK Square benefited from surging demand for Artificial Intelligence (AI). In Taiwan, holdings in Eugene Technology and Alchip benefitted from similar dynamics related to increasing capital expenditure for AI infrastructure and expectations for broader adoption of custom chip designs.
Elsewhere, select Chinese holdings, including Tencent Music, Contemporary Amperex Technology, and Sieyuan Electric, also performed well due to solid earnings growth and for the latter two companies, geographic expansion.
KEY DECTRACTORS
Relative performance was negatively affected by the Fund’s underweight position in Alibaba, which rallied on renewed investor optimism surrounding AI opportunities and signs of easing regulatory tensions. Also in China, Meituan declined as increased competition weighed on profitability.
Outside China, Taiwanese company E Ink lagged on short term tariff concerns despite healthy fundamentals, while Kaspi (Kazakhstan) detracted from performance following a local rate hike that increased funding costs and dampened consumer spending.
Fund Performance
The following graph and chart show the performance of a hypothetical $10,000 investment in Class C over a ten year period, as compared to the performance of a broad based index. Performance for other share classes will vary. The graph and chart do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance figures assume reinvestment of dividends and capital gains.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURNS AS OF OCTOBER 31, 2025	1 Year	5 Year	10 Year
Ashmore Emerging Markets Equity Fund (Class C/EMECX) (load-waived)	26.79%	7.00%	8.49%
Ashmore Emerging Markets Equity Fund (Class C/EMECX) (unadjusted)	25.79%	7.00%	8.49%
MSCI Emerging Markets Net	27.91%	7.45%	7.68%
Performance data quoted represents past performance; past performance does not guarantee future results.
Key Fund Statistics as of October 31, 2025
Fund net assets	$244,071,500
Total number of portfolio holdings	67
Total advisory fees paid (after reimbursements)	$1,177,824
Portfolio turnover rate	69%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing the percentage of the total net assets of the Fund as of October 31, 2025.
TOP TEN HOLDINGS
Taiwan Semiconductor Manufacturing Co. Ltd.	12.7%
Tencent Holdings Ltd.	8.0%
SK hynix, Inc.	4.8%
HDFC Bank Ltd. ADR	3.7%
Contemporary Amperex Technology Co. Ltd., Class A	2.2%
Sieyuan Electric Co. Ltd., Class A	2.0%
AIA Group Ltd.	2.0%
NetEase, Inc. ADR	1.8%
Hansol Chemical Co. Ltd.	1.8%
Rede D'Or Sao Luiz S.A.	1.7%
INDUSTRY SECTOR ALLOCATION
GEOGRAPHICAL ALLOCATION
Material Fund Changes
No material changes occurred during the year ended October 31, 2025.
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information at https://connect.rightprospectus.com/Ashmore. You can also request this information by contacting us at 866-876-8294.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call 866-876-8294 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
For additional information about the Fund, please scan the QR code at left to navigate to additional hosted material at https://connect.rightprospectus.com/Ashmore.
Ashmore Funds

Ashmore Emerging Markets Equity Fund
Institutional Class/EMFIX
ANNUAL SHAREHOLDER REPORT | October 31, 2025
This annual shareholder report contains important information about the Ashmore Emerging Markets Equity Fund (“Fund”) for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at https://connect.rightprospectus.com/Ashmore. You can also request this information by contacting us at 866-876-8294.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 investment
Ashmore Emerging Markets Equity Fund (Institutional Class/EMFIX)	$120	1.05%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
Over the one-year period ended October 31, 2025, Ashmore Emerging Markets Equity Fund (Institutional Class/EMFIX) returned 27.98% and outperformed the MSCI Emerging Markets Net benchmark return of 27.91% by 0.07% on a net of fees basis.
KEY CONTRIBUTORS
The Fund’s overweight exposure to South Korea’s semiconductor sector was the largest contributor to relative returns. Companies such as SK Hynix, Hansol Chemical, and SK Square benefited from surging demand for Artificial Intelligence (AI). In Taiwan, holdings in Eugene Technology and Alchip benefitted from similar dynamics related to increasing capital expenditure for AI infrastructure and expectations for broader adoption of custom chip designs.
Elsewhere, select Chinese holdings, including Tencent Music, Contemporary Amperex Technology, and Sieyuan Electric, also performed well due to solid earnings growth and for the latter two companies, geographic expansion.
KEY DECTRACTORS
Relative performance was negatively affected by the Fund’s underweight position in Alibaba, which rallied on renewed investor optimism surrounding AI opportunities and signs of easing regulatory tensions. Also in China, Meituan declined as increased competition weighed on profitability.
Outside China, Taiwanese company E Ink lagged on short term tariff concerns despite healthy fundamentals, while Kaspi (Kazakhstan) detracted from performance following a local rate hike that increased funding costs and dampened consumer spending.
Fund Performance
The following graph and chart show the performance of a hypothetical $1,000,000 investment in Institutional Class over a ten year period, as compared to the performance of a broad based index. Performance for other share classes will vary. The graph and chart do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance figures assume reinvestment of dividends and capital gains.
Visit www.ashmoregroup.com/en-us/document/ashmore-emerging-markets-equity-fund-institutional-quarterly-fund-card for the most recent performance information.
GROWTH OF $1,000,000
AVERAGE ANNUAL TOTAL RETURNS AS OF OCTOBER 31, 2025	1 Year	5 Year	10 Year
Ashmore Emerging Markets Equity Fund (Institutional Class/EMFIX)	27.98%	8.05%	11.09%
MSCI Emerging Markets Net	27.91%	7.45%	7.68%
Performance data quoted represents past performance; past performance does not guarantee future results.
Key Fund Statistics as of October 31, 2025
Fund net assets	$244,071,500
Total number of portfolio holdings	67
Total advisory fees paid (after reimbursements)	$1,177,824
Portfolio turnover rate	69%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing the percentage of the total net assets of the Fund as of October 31, 2025.
TOP TEN HOLDINGS
Taiwan Semiconductor Manufacturing Co. Ltd.	12.7%
Tencent Holdings Ltd.	8.0%
SK hynix, Inc.	4.8%
HDFC Bank Ltd. ADR	3.7%
Contemporary Amperex Technology Co. Ltd., Class A	2.2%
Sieyuan Electric Co. Ltd., Class A	2.0%
AIA Group Ltd.	2.0%
NetEase, Inc. ADR	1.8%
Hansol Chemical Co. Ltd.	1.8%
Rede D'Or Sao Luiz S.A.	1.7%
INDUSTRY SECTOR ALLOCATION
GEOGRAPHICAL ALLOCATION
Material Fund Changes
No material changes occurred during the year ended October 31, 2025.
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information at https://connect.rightprospectus.com/Ashmore. You can also request this information by contacting us at 866-876-8294.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call 866-876-8294 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
For additional information about the Fund, please scan the QR code at left to navigate to additional hosted material at https://connect.rightprospectus.com/Ashmore.
Ashmore Funds

Ashmore Emerging Markets Equity ESG Fund
Class A/ESAGX
ANNUAL SHAREHOLDER REPORT | October 31, 2025
This annual shareholder report contains important information about the Ashmore Emerging Markets Equity ESG Fund (“Fund”) for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at https://connect.rightprospectus.com/Ashmore. You can also request this information by contacting us at 866-876-8294.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 investment
Ashmore Emerging Markets Equity ESG Fund (Class A/ESAGX)	$145	1.27%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
Over the one-year period ended October 31, 2025, Ashmore Emerging Markets Equity ESG Fund (Class A/ESAGX) returned 28.63% and outperformed the MSCI Emerging Markets Net benchmark return of 27.91% by 0.72% on a net of fees basis.
KEY CONTRIBUTORS
The fund’s overweight exposure to South Korea’s semiconductor sector was the largest contributor to relative returns. Companies such as SK Hynix and SK Square benefited from surging demand for Artificial Intelligence (AI). In Taiwan, holdings in Eugene Technology and Chroma benefitted from similar dynamics related to increasing capital expenditure for AI infrastructure.
In China, strong results from Sieyuan Electric, Contemporary Amperex Technology, and Tencent supported performance. The latter two companies benefitted from revenue growth driven by geographic expansion.
KEY DETRACTORS
E Ink (digital ink) was the worst performing investment over the full year period ending October 31, 2025. The company reported generally strong earnings, but saw the stock sell off over near-term concern surrounding the impact of tariffs on future demand.
Taiwanese company E Ink lagged on short term tariff concerns despite healthy fundamentals. Within China, Anta, Meituan, and Proya lagged due to competitive pressures, elevated costs, and softer consumer sentiment. The Fund’s underweight in Alibaba also detracted, as the stock rallied on renewed optimism toward AI opportunities and improving regulatory sentiment.
Fund Performance
The following graph and chart show the performance of a hypothetical $10,000 investment in Class A since its inception on February 26, 2020, as compared to the performance of a broad based index. Performance for other share classes will vary. The graph and chart do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance figures assume reinvestment of dividends and capital gains.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURNS AS OF OCTOBER 31, 2025	1 Year	5 Year	Since Inception
Ashmore Emerging Markets Equity ESG Fund (Class A/ESAGX) (load-waived)	28.63%	6.62%	9.34%
Ashmore Emerging Markets Equity ESG Fund (Class A/ESAGX) (unadjusted)	21.92%	5.47%	8.31%
MSCI Emerging Markets Net	27.91%	7.45%	7.93%
Performance data quoted represents past performance; past performance does not guarantee future results.
Key Fund Statistics as of October 31, 2025
Fund net assets	$16,515,152
Total number of portfolio holdings	49
Total advisory fees paid (after reimbursements)	$11,002
Portfolio turnover rate	55%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing the percentage of the total net assets of the Fund as of October 31, 2025.
TOP TEN HOLDINGS
Taiwan Semiconductor Manufacturing Co. Ltd.	14.9%
Tencent Holdings Ltd.	8.6%
SK hynix, Inc.	5.4%
HDFC Bank Ltd. ADR	4.5%
Contemporary Amperex Technology Co. Ltd., Class A	3.8%
Sieyuan Electric Co. Ltd., Class A	3.0%
AIA Group Ltd.	2.4%
Grab Holdings Ltd., Class A	2.3%
Eugene Technology Co. Ltd.	2.3%
E Ink Holdings, Inc.	2.2%
INDUSTRY SECTOR ALLOCATION
GEOGRAPHICAL ALLOCATION
Material Fund Changes
No material changes occurred during the year ended October 31, 2025.
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information at https://connect.rightprospectus.com/Ashmore. You can also request this information by contacting us at 866-876-8294.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call 866-876-8294 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
For additional information about the Fund, please scan the QR code at left to navigate to additional hosted material at https://connect.rightprospectus.com/Ashmore.
Ashmore Funds

Ashmore Emerging Markets Equity ESG Fund
Class C/ESCGX
ANNUAL SHAREHOLDER REPORT | October 31, 2025
This annual shareholder report contains important information about the Ashmore Emerging Markets Equity ESG Fund (“Fund”) for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at https://connect.rightprospectus.com/Ashmore. You can also request this information by contacting us at 866-876-8294.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 investment
Ashmore Emerging Markets Equity ESG Fund (Class C/ESCGX)	$230	2.02%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
Over the one-year period ended October 31, 2025, Ashmore Emerging Markets Equity ESG Fund (Class C/ESCGX) returned 27.71% and underperformed the MSCI Emerging Markets Net benchmark return of 27.91% by 0.20% on a net of fees basis.
KEY CONTRIBUTORS
The fund’s overweight exposure to South Korea’s semiconductor sector was the largest contributor to relative returns. Companies such as SK Hynix and SK Square benefited from surging demand for Artificial Intelligence (AI). In Taiwan, holdings in Eugene Technology and Chroma benefitted from similar dynamics related to increasing capital expenditure for AI infrastructure.
In China, strong results from Sieyuan Electric, Contemporary Amperex Technology, and Tencent supported performance. The latter two companies benefitted from revenue growth driven by geographic expansion.
KEY DETRACTORS
E Ink (digital ink) was the worst performing investment over the full year period ending October 31, 2025. The company reported generally strong earnings, but saw the stock sell off over near-term concern surrounding the impact of tariffs on future demand.
Taiwanese company E Ink lagged on short term tariff concerns despite healthy fundamentals. Within China, Anta, Meituan, and Proya lagged due to competitive pressures, elevated costs, and softer consumer sentiment. The Fund’s underweight in Alibaba also detracted, as the stock rallied on renewed optimism toward AI opportunities and improving regulatory sentiment.
Fund Performance
The following graph and chart show the performance of a hypothetical $10,000 investment in Class C since its inception on February 26, 2020, as compared to the performance of a broad based index. Performance for other share classes will vary. The graph and chart do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance figures assume reinvestment of dividends and capital gains.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURNS AS OF OCTOBER 31, 2025	1 Year	5 Year	Since Inception
Ashmore Emerging Markets Equity ESG Fund (Class C/ESCGX) (load-waived)	27.71%	5.87%	8.58%
Ashmore Emerging Markets Equity ESG Fund (Class C/ESCGX) (unadjusted)	26.71%	5.87%	8.58%
MSCI Emerging Markets Net	27.91%	7.45%	7.93%
Performance data quoted represents past performance; past performance does not guarantee future results.
Key Fund Statistics as of October 31, 2025
Fund net assets	$16,515,152
Total number of portfolio holdings	49
Total advisory fees paid (after reimbursements)	$11,002
Portfolio turnover rate	55%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing the percentage of the total net assets of the Fund as of October 31, 2025.
TOP TEN HOLDINGS
Taiwan Semiconductor Manufacturing Co. Ltd.	14.9%
Tencent Holdings Ltd.	8.6%
SK hynix, Inc.	5.4%
HDFC Bank Ltd. ADR	4.5%
Contemporary Amperex Technology Co. Ltd., Class A	3.8%
Sieyuan Electric Co. Ltd., Class A	3.0%
AIA Group Ltd.	2.4%
Grab Holdings Ltd., Class A	2.3%
Eugene Technology Co. Ltd.	2.3%
E Ink Holdings, Inc.	2.2%
INDUSTRY SECTOR ALLOCATION
GEOGRAPHICAL ALLOCATION
Material Fund Changes
No material changes occurred during the year ended October 31, 2025.
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information at https://connect.rightprospectus.com/Ashmore. You can also request this information by contacting us at 866-876-8294.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call 866-876-8294 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
For additional information about the Fund, please scan the QR code at left to navigate to additional hosted material at https://connect.rightprospectus.com/Ashmore.
Ashmore Funds

Ashmore Emerging Markets Equity ESG Fund
Institutional Class/ESIGX
ANNUAL SHAREHOLDER REPORT | October 31, 2025
This annual shareholder report contains important information about the Ashmore Emerging Markets Equity ESG Fund (“Fund”) for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at https://connect.rightprospectus.com/Ashmore. You can also request this information by contacting us at 866-876-8294.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 investment
Ashmore Emerging Markets Equity ESG Fund (Institutional Class/ESIGX)	$120	1.05%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
Over the one-year period ended October 31, 2025, Ashmore Emerging Markets Equity ESG Fund (Institutional Class/ESIGX) returned 28.97% and outperformed the MSCI Emerging Markets Net benchmark return of 27.91% by 1.06% on a net of fees basis.
KEY CONTRIBUTORS
The fund’s overweight exposure to South Korea’s semiconductor sector was the largest contributor to relative returns. Companies such as SK Hynix and SK Square benefited from surging demand for Artificial Intelligence (AI). In Taiwan, holdings in Eugene Technology and Chroma benefitted from similar dynamics related to increasing capital expenditure for AI infrastructure.
In China, strong results from Sieyuan Electric, Contemporary Amperex Technology, and Tencent supported performance. The latter two companies benefitted from revenue growth driven by geographic expansion.
KEY DETRACTORS
E Ink (digital ink) was the worst performing investment over the full year period ending October 31, 2025. The company reported generally strong earnings, but saw the stock sell off over near-term concern surrounding the impact of tariffs on future demand.
Taiwanese company E Ink lagged on short term tariff concerns despite healthy fundamentals. Within China, Anta, Meituan, and Proya lagged due to competitive pressures, elevated costs, and softer consumer sentiment. The Fund’s underweight in Alibaba also detracted, as the stock rallied on renewed optimism toward AI opportunities and improving regulatory sentiment.
Fund Performance
The following graph and chart show the performance of a hypothetical $1,000,000 investment in Institutional Class since its inception on February 26, 2020, as compared to the performance of a broad based index. Performance for other share classes will vary. The graph and chart do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance figures assume reinvestment of dividends and capital gains.
Visit www.ashmoregroup.com/en-us/document/ashmore-emerging-markets-equity-esg-fund-institutional-quarterly-fund-card for the most recent performance information.
GROWTH OF $1,000,000
AVERAGE ANNUAL TOTAL RETURNS AS OF OCTOBER 31, 2025	1 Year	5 Year	Since Inception
Ashmore Emerging Markets Equity ESG Fund (Institutional Class/ESIGX)	28.97%	6.91%	9.61%
MSCI Emerging Markets Net	27.91%	7.45%	7.93%
Performance data quoted represents past performance; past performance does not guarantee future results.
Key Fund Statistics as of October 31, 2025
Fund net assets	$16,515,152
Total number of portfolio holdings	49
Total advisory fees paid (after reimbursements)	$11,002
Portfolio turnover rate	55%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing the percentage of the total net assets of the Fund as of October 31, 2025.
TOP TEN HOLDINGS
Taiwan Semiconductor Manufacturing Co. Ltd.	14.9%
Tencent Holdings Ltd.	8.6%
SK hynix, Inc.	5.4%
HDFC Bank Ltd. ADR	4.5%
Contemporary Amperex Technology Co. Ltd., Class A	3.8%
Sieyuan Electric Co. Ltd., Class A	3.0%
AIA Group Ltd.	2.4%
Grab Holdings Ltd., Class A	2.3%
Eugene Technology Co. Ltd.	2.3%
E Ink Holdings, Inc.	2.2%
INDUSTRY SECTOR ALLOCATION
GEOGRAPHICAL ALLOCATION
Material Fund Changes
No material changes occurred during the year ended October 31, 2025.
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information at https://connect.rightprospectus.com/Ashmore. You can also request this information by contacting us at 866-876-8294.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call 866-876-8294 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
For additional information about the Fund, please scan the QR code at left to navigate to additional hosted material at https://connect.rightprospectus.com/Ashmore.
Ashmore Funds

Ashmore Emerging Markets Debt Fund
Class A/IGAEX
ANNUAL SHAREHOLDER REPORT | October 31, 2025
This annual shareholder report contains important information about the Ashmore Emerging Markets Debt Fund (“Fund”) for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at https://connect.rightprospectus.com/Ashmore. You can also request this information by contacting us at 866-876-8294.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 investment
Ashmore Emerging Markets Debt Fund (Class A/IGAEX)	$98	0.92%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
Over the one-year period ended October 31, 2025, the Ashmore Emerging Markets Debt Fund (Class A/IGAEX) delivered a total return of 13.74% net of fees and outperformed the JP Morgan Emerging Market Bond Index Global Diversified benchmark return of 12.76% by 0.98%.
TOP CONTRIBUTORS
Venezuela was the largest contributor, as PDVSA and sovereign bonds rallied on progress toward the Citgo asset sale and favorable court developments supporting bondholder claims. Renewed international pressure on Venezuela’s leadership also improved restructuring expectations.
In Mexico, exposure to Pemex performed well following a government recapitalization and stable trade relations with the U.S., which supported spread tightening. The Fund’s underweight in China added to relative performance as bonds lagged a strong emerging market rally.
TOP DETRACTORS
The Fund’s underweight in Lebanon detracted modestly as rising optimism over potential political change supported bond prices. In Panama, curve positioning hurt results when long‑duration bonds outperformed following U.S. yield‑curve movements and domestic policy progress. The Fund’s temporary CDX hedge also detracted after spreads tightened amid easing geopolitical concerns.
Fund Performance
The following graph and chart show the performance of a hypothetical $10,000 investment in Class A since its inception on September 17, 2020, as compared to the performance of a broad based index. Performance for other share classes will vary. The graph and chart do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance figures assume reinvestment of dividends and capital gains.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURNS AS OF OCTOBER 31, 2025	1 Year	5 Year	Since Inception
Ashmore Emerging Markets Debt Fund (Class A/IGAEX) (load-waived)	13.74%	3.01%	2.69%
Ashmore Emerging Markets Debt Fund (Class A/IGAEX) (unadjusted)	9.16%	2.17%	1.87%
JP Morgan Emerging Market Bond Index Global Diversified	12.76%	2.71%	2.23%
Performance data quoted represents past performance; past performance does not guarantee future results.
Key Fund Statistics as of October 31, 2025
Fund net assets	$21,722,755
Total number of portfolio holdings	146
Total advisory fees paid (after reimbursements)	$—
Portfolio turnover rate	30%

Graphical Representation of Holdings

The tables below show the investment makeup of the Fund, representing the percentage of the total exposure of the Fund as of October 31, 2025.

ASSET TYPE ALLOCATION
Material Fund Changes
No material changes occurred during the year ended October 31, 2025.
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information at https://connect.rightprospectus.com/Ashmore. You can also request this information by contacting us at 866-876-8294.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call 866-876-8294 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
For additional information about the Fund, please scan the QR code at left to navigate to additional hosted material at https://connect.rightprospectus.com/Ashmore.
Ashmore Funds

Ashmore Emerging Markets Debt Fund
Class C/IGCEX
ANNUAL SHAREHOLDER REPORT | October 31, 2025
This annual shareholder report contains important information about the Ashmore Emerging Markets Debt Fund (“Fund”) for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at https://connect.rightprospectus.com/Ashmore. You can also request this information by contacting us at 866-876-8294.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 investment
Ashmore Emerging Markets Debt Fund (Class C/IGCEX)	$178	1.67%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
Over the one-year period ended October 31, 2025, the Ashmore Emerging Markets Debt Fund (ClassC/IGCEX) delivered a total return of 13.02% net of fees and outperformed the JP Morgan Emerging Market Bond Index Global Diversified of 12.76% by 0.26%.
TOP CONTRIBUTORS
Venezuela was the largest contributor, as PDVSA and sovereign bonds rallied on progress toward the Citgo asset sale and favorable court developments supporting bondholder claims. Renewed international pressure on Venezuela’s leadership also improved restructuring expectations.
In Mexico, exposure to Pemex performed well following a government recapitalization and stable trade relations with the U.S., which supported spread tightening. The Fund’s underweight in China added to relative performance as bonds lagged a strong emerging market rally.
TOP DETRACTORS
The Fund’s underweight in Lebanon detracted modestly as rising optimism over potential political change supported bond prices. In Panama, curve positioning hurt results when long‑duration bonds outperformed following U.S. yield‑curve movements and domestic policy progress. The Fund’s temporary CDX hedge also detracted after spreads tightened amid easing geopolitical concerns.
Fund Performance
The following graph and chart show the performance of a hypothetical $10,000 investment in Class C since its inception on September 17, 2020, as compared to the performance of a broad based index. Performance for other share classes will vary. The graph and chart do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance figures assume reinvestment of dividends and capital gains.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURNS AS OF OCTOBER 31, 2025	1 Year	5 Year	Since Inception
Ashmore Emerging Markets Debt Fund (Class C/IGCEX) (load-waived)	13.02%	2.28%	1.97%
Ashmore Emerging Markets Debt Fund (Class C/IGCEX) (unadjusted)	12.02%	2.28%	1.97%
JP Morgan Emerging Market Bond Index Global Diversified	12.76%	2.71%	2.23%
Performance data quoted represents past performance; past performance does not guarantee future results.
Key Fund Statistics as of October 31, 2025
Fund net assets	$21,722,755
Total number of portfolio holdings	146
Total advisory fees paid (after reimbursements)	$—
Portfolio turnover rate	30%

Graphical Representation of Holdings

The tables below show the investment makeup of the Fund, representing the percentage of the total exposure of the Fund as of October 31, 2025.

ASSET TYPE ALLOCATION
Material Fund Changes
No material changes occurred during the year ended October 31, 2025.
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information at https://connect.rightprospectus.com/Ashmore. You can also request this information by contacting us at 866-876-8294.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call 866-876-8294 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
For additional information about the Fund, please scan the QR code at left to navigate to additional hosted material at https://connect.rightprospectus.com/Ashmore.
Ashmore Funds

Ashmore Emerging Markets Debt Fund
Institutional Class/IGIEX
ANNUAL SHAREHOLDER REPORT | October 31, 2025
This annual shareholder report contains important information about the Ashmore Emerging Markets Debt Fund (“Fund”) for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at https://connect.rightprospectus.com/Ashmore. You can also request this information by contacting us at 866-876-8294.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 investment
Ashmore Emerging Markets Debt Fund (Institutional Class/IGIEX)	$79	0.74%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
Over the one-year period ended October 31, 2025, the Ashmore Emerging Markets Debt Fund (Institutional Class/IGIEX) delivered a total return of 13.86% net of fees, and outperformed the JP Morgan Emerging Market Bond Index Global Diversified of 12.76% by 1.10%.
TOP CONTRIBUTORS
Venezuela was the largest contributor, as PDVSA and sovereign bonds rallied on progress toward the Citgo asset sale and favorable court developments supporting bondholder claims. Renewed international pressure on Venezuela’s leadership also improved restructuring expectations.
In Mexico, exposure to Pemex performed well following a government recapitalization and stable trade relations with the U.S., which supported spread tightening. The Fund’s underweight in China added to relative performance as bonds lagged a strong emerging market rally.
TOP DETRACTORS
The Fund’s underweight in Lebanon detracted modestly as rising optimism over potential political change supported bond prices. In Panama, curve positioning hurt results when long‑duration bonds outperformed following U.S. yield‑curve movements and domestic policy progress. The Fund’s temporary CDX hedge also detracted after spreads tightened amid easing geopolitical concerns.
Fund Performance
The following graph and chart show the performance of a hypothetical $1,000,000 investment in Institutional Class since its inception on September 17, 2020, as compared to the performance of a broad based index. Performance for other share classes will vary. The graph and chart do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance figures assume reinvestment of dividends and capital gains.
Visit www.ashmoregroup.com/en-us/document/ashmore-emerging-markets-debt-fund-institutional-quarterly-fund-card for the most recent performance information.
GROWTH OF $1,000,000
AVERAGE ANNUAL TOTAL RETURNS AS OF OCTOBER 31, 2025	1 Year	5 Year	Since Inception
Ashmore Emerging Markets Debt Fund (Institutional Class/IGIEX)	13.86%	3.19%	2.88%
JP Morgan Emerging Market Bond Index Global Diversified	12.76%	2.71%	2.23%
Performance data quoted represents past performance; past performance does not guarantee future results.
Key Fund Statistics as of October 31, 2025
Fund net assets	$21,722,755
Total number of portfolio holdings	146
Total advisory fees paid (after reimbursements)	$—
Portfolio turnover rate	30%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing the percentage of the total exposure of the Fund as of October 31, 2025.

ASSET TYPE ALLOCATION
Material Fund Changes
No material changes occurred during the year ended October 31, 2025.
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information at https://connect.rightprospectus.com/Ashmore. You can also request this information by contacting us at 866-876-8294.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call 866-876-8294 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
For additional information about the Fund, please scan the QR code at left to navigate to additional hosted material at https://connect.rightprospectus.com/Ashmore.
Ashmore Funds

Ashmore Emerging Markets Equity ex China Fund
Class A/EMXAX
ANNUAL SHAREHOLDER REPORT | October 31, 2025
This annual shareholder report contains important information about the Ashmore Emerging Markets Equity ex China Fund (“Fund”) for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at https://connect.rightprospectus.com/Ashmore. You can also request this information by contacting us at 866-876-8294.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 investment
Ashmore Emerging Markets Equity ex China Fund (Class A/EMXAX)	$145	1.27%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
Over the one-year period ended October 31, 2025, Ashmore Emerging Markets Equity ex China Fund (Class A/EMXAX) returned 28.18% and outperformed the MSCI Emerging Markets Net ex China benchmark return of 25.85% by 2.33% on a net of fees basis.
KEY CONTRIBUTORS
The Fund’s underweight position to India added significantly to relative performance, as elevated valuations and slower economic growth resulted in the Indian market significantly trailing broader emerging markets.
The Fund’s overweight exposure to South Korea’s semiconductor sector was the largest contributor to relative returns. Companies such as SK Hynix, Hansol Chemical, and SK Square benefited from surging demand for Artificial Intelligence (AI). In Taiwan, holdings in Eugene Technology and Chroma benefitted from similar dynamics related to increasing capital expenditure for AI infrastructure.
Elsewhere, Grab (ASEAN) also contributed to relative returns as the company reported robust EBITDA growth supported by rising mobility and financial services adoption across its markets.
KEY DETRACTORS
Taiwanese company E Ink lagged on short term tariff concerns despite healthy fundamentals, while Kaspi (Kazakhstan) detracted from performance following a local rate hike that increased funding costs and dampened consumer spending. In the Middle East, Talabat underperformed amid intensified competition and reduced order values despite growing transaction volumes.
Fund Performance
The following graph and chart show the performance of a hypothetical $10,000 investment in Class A since its inception on June 11, 2024, as compared to the performance of a broad based index. Performance for other share classes will vary. The graph and chart do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance figures assume reinvestment of dividends and capital gains.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURNS AS OF OCTOBER 31, 2025	1 Year	Since Inception
Ashmore Emerging Markets Equity ex China Fund (Class A/EMXAX) (load-waived)	28.18%	19.05%
Ashmore Emerging Markets Equity ex China Fund (Class A/EMXAX) (unadjusted)	21.44%	14.55%
MSCI Emerging Markets Net ex China	25.85%	20.71%
Performance data quoted represents past performance; past performance does not guarantee future results.
Key Fund Statistics as of October 31, 2025
Fund net assets	$9,537,364
Total number of portfolio holdings	56
Total advisory fees paid (after reimbursements)	$—
Portfolio turnover rate	63%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing the percentage of the total net assets of the Fund as of October 31, 2025.
TOP TEN HOLDINGS
Taiwan Semiconductor Manufacturing Co. Ltd.	16.7%
SK hynix, Inc.	4.7%
HDFC Bank Ltd. ADR	4.3%
SK Square Co. Ltd.	4.1%
Hansol Chemical Co. Ltd.	2.5%
Rede D'Or Sao Luiz S.A.	2.1%
E Ink Holdings, Inc.	2.0%
Grupo Financiero Banorte S.A.B. de C.V., Class O	2.0%
Samsung Electro-Mechanics Co. Ltd.	1.9%
Grab Holdings Ltd., Class A	1.9%
INDUSTRY SECTOR ALLOCATION
GEOGRAPHICAL ALLOCATION
Material Fund Changes
No material changes occurred during the year ended October 31, 2025.
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information at https://connect.rightprospectus.com/Ashmore. You can also request this information by contacting us at 866-876-8294.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call 866-876-8294 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
For additional information about the Fund, please scan the QR code at left to navigate to additional hosted material at https://connect.rightprospectus.com/Ashmore.
Ashmore Funds

Ashmore Emerging Markets Equity ex China Fund
Class C/EMXCX
ANNUAL SHAREHOLDER REPORT | October 31, 2025
This annual shareholder report contains important information about the Ashmore Emerging Markets Equity ex China Fund (“Fund”) for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at https://connect.rightprospectus.com/Ashmore. You can also request this information by contacting us at 866-876-8294.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 investment
Ashmore Emerging Markets Equity ex China Fund (Class C/EMXCX)	$230	2.02%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
Over the one-year period ended October 31, 2025, Ashmore Emerging Markets Equity ex China Fund (Class C/EMXCX) returned 27.24% and outperformed the MSCI Emerging Markets Net ex China benchmark return of 25.85% by 1.39% on a net of fees basis.
KEY CONTRIBUTORS
The Fund’s underweight position to India added significantly to relative performance, as elevated valuations and slower economic growth resulted in the Indian market significantly trailing broader emerging markets.
The Fund’s overweight exposure to South Korea’s semiconductor sector was the largest contributor to relative returns. Companies such as SK Hynix, Hansol Chemical, and SK Square benefited from surging demand for Artificial Intelligence (AI). In Taiwan, holdings in Eugene Technology and Chroma benefitted from similar dynamics related to increasing capital expenditure for AI infrastructure.
Elsewhere, Grab (ASEAN) also contributed to relative returns as the company reported robust EBITDA growth supported by rising mobility and financial services adoption across its markets.
KEY DETRACTORS
Taiwanese company E Ink lagged on short term tariff concerns despite healthy fundamentals, while Kaspi (Kazakhstan) detracted from performance following a local rate hike that increased funding costs and dampened consumer spending. In the Middle East, Talabat underperformed amid intensified competition and reduced order values despite growing transaction volumes.
Fund Performance
The following graph and chart show the performance of a hypothetical $10,000 investment in Class C since its inception on June 11, 2024, as compared to the performance of a broad based index. Performance for other share classes will vary. The graph and chart do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance figures assume reinvestment of dividends and capital gains.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURNS AS OF OCTOBER 31, 2025	1 Year	Since Inception
Ashmore Emerging Markets Equity ex China Fund (Class C/EMXCX) (load-waived)	27.24%	18.20%
Ashmore Emerging Markets Equity ex China Fund (Class C/EMXCX) (unadjusted)	26.24%	18.20%
MSCI Emerging Markets Net ex China	25.85%	20.71%
Performance data quoted represents past performance; past performance does not guarantee future results.
Key Fund Statistics as of October 31, 2025
Fund net assets	$9,537,364
Total number of portfolio holdings	56
Total advisory fees paid (after reimbursements)	$—
Portfolio turnover rate	63%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing the percentage of the total net assets of the Fund as of October 31, 2025.
TOP TEN HOLDINGS
Taiwan Semiconductor Manufacturing Co. Ltd.	16.7%
SK hynix, Inc.	4.7%
HDFC Bank Ltd. ADR	4.3%
SK Square Co. Ltd.	4.1%
Hansol Chemical Co. Ltd.	2.5%
Rede D'Or Sao Luiz S.A.	2.1%
E Ink Holdings, Inc.	2.0%
Grupo Financiero Banorte S.A.B. de C.V., Class O	2.0%
Samsung Electro-Mechanics Co. Ltd.	1.9%
Grab Holdings Ltd., Class A	1.9%
INDUSTRY SECTOR ALLOCATION
GEOGRAPHICAL ALLOCATION
Material Fund Changes
No material changes occurred during the year ended October 31, 2025.
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information at https://connect.rightprospectus.com/Ashmore. You can also request this information by contacting us at 866-876-8294.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call 866-876-8294 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
For additional information about the Fund, please scan the QR code at left to navigate to additional hosted material at https://connect.rightprospectus.com/Ashmore.
Ashmore Funds

Ashmore Emerging Markets Equity ex China Fund
Institutional Class/EMXIX
ANNUAL SHAREHOLDER REPORT | October 31, 2025
This annual shareholder report contains important information about the Ashmore Emerging Markets Equity ex China Fund (“Fund”) for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at https://connect.rightprospectus.com/Ashmore. You can also request this information by contacting us at 866-876-8294.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 investment
Ashmore Emerging Markets Equity ex China Fund (Institutional Class/EMXIX)	$120	1.05%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
Over the one-year period ended October 31, 2025, Ashmore Emerging Markets Equity ex China Fund (Institutional Class/EMXIX) returned 28.42% and outperformed the MSCI Emerging Markets Net ex China benchmark return of 25.85% by 2.57% on a net of fees basis.
KEY CONTRIBUTORS
The Fund’s underweight position to India added significantly to relative performance, as elevated valuations and slower economic growth resulted in the Indian market significantly trailing broader emerging markets.
The Fund’s overweight exposure to South Korea’s semiconductor sector was the largest contributor to relative returns. Companies such as SK Hynix, Hansol Chemical, and SK Square benefited from surging demand for Artificial Intelligence (AI). In Taiwan, holdings in Eugene Technology and Chroma benefitted from similar dynamics related to increasing capital expenditure for AI infrastructure.
Elsewhere, Grab (ASEAN) also contributed to relative returns as the company reported robust EBITDA growth supported by rising mobility and financial services adoption across its markets.
KEY DETRACTORS
Taiwanese company E Ink lagged on short term tariff concerns despite healthy fundamentals, while Kaspi (Kazakhstan) detracted from performance following a local rate hike that increased funding costs and dampened consumer spending. In the Middle East, Talabat underperformed amid intensified competition and reduced order values despite growing transaction volumes.
Fund Performance
The following graph and chart show the performance of a hypothetical $1,000,000 investment in Institutional Class since its inception on June 11, 2024, as compared to the performance of a broad based index. Performance for other share classes will vary. The graph and chart do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance figures assume reinvestment of dividends and capital gains.
Visit www.ashmoregroup.com/en-us/document/ashmore-emerging-markets-equity-ex-china-fund-institutional-quarterly-fund-card for the most recent performance information.
GROWTH OF $1,000,000
AVERAGE ANNUAL TOTAL RETURNS AS OF OCTOBER 31, 2025	1 Year	Since Inception
Ashmore Emerging Markets Equity ex China Fund (Institutional Class/EMXIX)	28.42%	19.33%
MSCI Emerging Markets Net ex China	25.85%	20.71%
Performance data quoted represents past performance; past performance does not guarantee future results.
Key Fund Statistics as of October 31, 2025
Fund net assets	$9,537,364
Total number of portfolio holdings	56
Total advisory fees paid (after reimbursements)	$—
Portfolio turnover rate	63%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing the percentage of the total net assets of the Fund as of October 31, 2025.
TOP TEN HOLDINGS
Taiwan Semiconductor Manufacturing Co. Ltd.	16.7%
SK hynix, Inc.	4.7%
HDFC Bank Ltd. ADR	4.3%
SK Square Co. Ltd.	4.1%
Hansol Chemical Co. Ltd.	2.5%
Rede D'Or Sao Luiz S.A.	2.1%
E Ink Holdings, Inc.	2.0%
Grupo Financiero Banorte S.A.B. de C.V., Class O	2.0%
Samsung Electro-Mechanics Co. Ltd.	1.9%
Grab Holdings Ltd., Class A	1.9%
INDUSTRY SECTOR ALLOCATION
GEOGRAPHICAL ALLOCATION
Material Fund Changes
No material changes occurred during the year ended October 31, 2025.
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information at https://connect.rightprospectus.com/Ashmore. You can also request this information by contacting us at 866-876-8294.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call 866-876-8294 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
For additional information about the Fund, please scan the QR code at left to navigate to additional hosted material at https://connect.rightprospectus.com/Ashmore.
Ashmore Funds

Item 2. Code of Ethics.

(a) As of October 31, 2025, the registrant has adopted a code of ethics that applies to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party (the "Code of Ethics").

(b) Not Applicable.

(c) The registrant has not amended its Code of Ethics during the period covered by this report.

(d) The registrant has not granted any waivers, including an implicit waiver, from any provisions of its Code of Ethics during the period covered by this report.

(e) Not Applicable.

(f) Attached herto as Exhibit (a)(1).

Item 3. Audit Committee Financial Expert.

The registrant’s Board of Trustees has determined that the registrant has at least one “audit committee financial expert” (as defined in Item 3 of Form N-CSR), serving on its audit committee. Joseph Grainger is the “audit committee financial expert” and is “independent” (as each term is defined in Item 3 of Form N-CSR).

Under applicable securities laws and regulations, a person who is determined to be an audit committee financial expert will not be deemed an “expert” for any purpose, including without limitation for purposes of Section 11 of the Securities Act of 1933, as amended, as a result of being designated or identified as an audit committee financial expert. The designation or identification of a person as an audit committee financial expert does not impose on such person any duties, obligations, or liability that are greater than the duties, obligations, and liability imposed on such person as a member of the registrant’s Audit Committee and Board of Trustees in the absence of such designation or identification. The designation or identification of a person as an audit committee financial expert does not affect the duties, obligations or liability of any other member of the registrant’s Audit Committee or Board of Trustees.

Item 4. Principal Accountant Fees and Services.

Item 4(a): Audit Fees

The aggregate fees billed for each of the last two fiscal years for professional services rendered by KPMG LLP (“KPMG”), independent registered public accounting firm, for the audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years are $308,500 in 2025 and $377,969 in 2024.

Item 4(b): Audit Related Fees

The aggregate fees billed in each of the last two fiscal years for assurance and related services by KPMG that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph (a) of this Item are NONE.

Item 4(c): Tax Fees

The aggregate fees billed in each of the last two fiscal years for professional services rendered by KPMG for RIC tax compliance and diversification review and tax return review are NONE in 2025 and GBP 10,000 in 2024.

Item 4(d): All Other Fees

The aggregate fees billed in each of the last two fiscal years for products and services provided by KPMG and its affiliates, other than the services reported in paragraphs (a) through (c) of this Item, are GBP 23,500 in 2025 and GBP 23,500 in 2024.

Item 4(e)(1): Pre-Approval Policies and Procedures

Pursuant to the registrant’s Audit Committee Charter adopted on November 17, 2010, as revised on December 9, 2022, the Audit Committee shall, to the extent required by applicable regulations, pre-approve (i) all audit and permitted non-audit services rendered by the independent auditors to a Fund and (ii) all non-audit services rendered by the independent auditors to a Fund’s investment adviser(s) (including any sub-advisers) and to certain of the investment adviser’s affiliates, as applicable. The Audit Committee may implement policies and procedures by which such services are pre-approved other than by the full Committee (for example, by the Committee chair).

Item 4(e)(2): Percentage of Fees Pre-Approved Pursuant to Waiver Provision of Paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

No percentage of the principal accountant’s fees or services were approved pursuant to the waiver provision of paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

Item 4(f): Work Performed by Persons Other than the Principal Accoutnant

Not applicable.

Item 4(g): Aggregate Non-Audit Fees Disclosure

The aggregate non-audit fees and services billed by KPMG and its affiliates for services rendered to the registrant and service affiliates for the last two fiscal years are GBP 23,500 in 2025 and GBP 33,500 in 2024.

Item 4(h) Non-Audit Services and Independent Accountant's Independence

The registrant’s Audit Committee has considered whether the provision of non-audit services to service affiliates, not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, is compatible with maintaining the registered public accountant’s independence in performing audit services.

Item 4(i): Not applicable.

Item 4(j): Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a) The registrant has elected to include the schedule of investments in securities of unaffiliated issuers as part of the Financial Statements filed under Item 7 of this report on Form N-CSR.

(b) Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a) The Financial Statements are filed herewith.

(b) The Financial Highlights are filed herewith.

ASHMORE FUNDS
ANNUAL FINANCIAL STATEMENTS AND ADDITIONAL INFORMATION
October 31, 2025

ASHMORE FUNDS

Report of Independent Registered Public Accounting Firm
To the Shareholders of the Funds and Board of Trustees
Ashmore Funds:
Opinion on the Financial Statements
We have audited the accompanying statements of assets and liabilities of Ashmore Emerging Markets Total Return Fund, Ashmore Emerging Markets Local Currency Bond Fund, Ashmore Emerging Markets Corporate Income Fund, Ashmore Emerging Markets Short Duration Fund, Ashmore Emerging Markets Active Equity Fund, Ashmore Emerging Markets Small-Cap Equity Fund, Ashmore Emerging Markets Frontier Equity Fund, Ashmore Emerging Markets Equity Fund, Ashmore Emerging Markets Equity ESG Fund, Ashmore Emerging Markets Debt Fund, and Ashmore Emerging Markets Equity ex China Fund (collectively, the Funds), each a series of Ashmore Funds, including the schedules of investments, as of October 31, 2025, the related statements of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended (year ended October 31, 2025 and the period from June 11, 2024 [commencement of investment operations] to October 31, 2024 for Ashmore Emerging Markets Equity ex China Fund), and the related notes (collectively, the financial statements) and the financial highlights for each of the years or periods in the five-year period then ended (year ended October 31, 2025 and the period from June 11, 2024 [commencement of investment operations] to October 31, 2024 for Ashmore Emerging Markets Equity ex China Fund). In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Funds as of October 31, 2025, the results of their operations for the year then ended, the changes in their net assets for each of the years or periods in the two-year period then ended, and the financial highlights for each of the years or periods in the five-year period then ended, in conformity with U.S. generally accepted accounting principles.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Funds’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Such procedures also included confirmation of securities owned as of October 31, 2025, by correspondence with custodians and brokers; when replies were not received from brokers, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. We believe that our audits provide a reasonable basis for our opinion.
/s/ KPMG LLP
We have served as the auditor of one or more Ashmore Funds investment companies since 2010.
Chicago, Illinois
December 18, 2025

ASHMORE FUNDS
STATEMENTS OF ASSETS AND LIABILITIES
As of October 31, 2025
	Ashmore Emerging Markets Total Return Fund	Ashmore Emerging Markets Local Currency Bond Fund	Ashmore Emerging Markets Corporate Income Fund	Ashmore Emerging Markets Short Duration Fund
ASSETS:
Investments in securities, at value	$74,560,971	$9,457,837	$18,258,204	$30,767,565
Deposits with broker for futures contracts	—	—	101,832	—
Cash	1,179,539	107,162	214,262	318,850
Foreign currency, at value	344,891	80,338	4,413	2,161
Unrealized appreciation on forward foreign currency exchange contracts	180,244	42,667	5,311	—
Variation margin receivable on centrally cleared swap contracts	7,836	5,402	—	—
Due from broker	185,141	93,625	—	—
Receivable for securities and currencies sold	294,837	165,456	1,611	3,901
Receivable for fund shares sold	—	—	—	—
Receivable from Investment Manager	4,768	15,580	5,899	13,393
Interest and dividends receivable	933,587	154,948	224,608	224,417
Other assets	13,583	9,334	9,829	7,940
Total Assets	77,705,397	10,132,349	18,825,969	31,338,227
LIABILITIES:
Unrealized depreciation on forward foreign currency exchange contracts	318,074	50,318	—	—
Payable for securities and currencies purchased	702,149	173,181	—	1
Payable for fund shares redeemed	12,562	—	21,424	—
Distributions payable	79,516	—	23,183	18,051
Due to broker	70,823	20,479	—	—
Investment Manager fee payable	64,566	6,300	13,610	17,254
Trustees’ fees payable	10,673	1,375	2,641	4,337
Deferred foreign capital gains taxes payable	—	—	—	—
Administration fees payable	941	163	51	472
Custody fees payable	16,551	11,755	5,260	3,533
Professional fees payable	97,327	24,275	38,783	106,542
Regulatory fees payable	2,326	1,545	1,627	1,703
Other liabilities	1,326	665	1,361	896
Total Liabilities	1,376,834	290,056	107,940	152,789
Net Assets	$76,328,563	$9,842,293	$18,718,029	$31,185,438
NET ASSETS:
Paid in capital	$545,395,777	$10,536,352	$183,109,383	$440,398,593
Distributable earnings/(Accumulated loss)	(469,067,214)	(694,059)	(164,391,354)	(409,213,155)
Net Assets	$76,328,563	$9,842,293	$18,718,029	$31,185,438
Net Assets:
Class A	$987,688	$269,848	$2,342,557	$1,453,256
Class C	415,354	5,198	630,166	108,958
Institutional Class	74,925,521	9,567,247	15,745,306	29,623,224
Shares Issued and Outstanding (no par value, unlimited shares authorized):
Class A	189,891	40,704	421,149	292,775
Class C	80,187	817	113,644	22,996
Institutional Class	14,188,949	1,359,655	2,715,355	6,076,770
Net Asset Value and Redemption Price Per Share (Net Asset Per Share Outstanding):
Class A	$5.20	$6.63	$5.56	$4.96
Class C	5.18	6.36	5.55	4.74
Institutional Class	5.28	7.04	5.80	4.87
Cost of Investments in securities	$89,288,452	$9,201,344	$32,982,199	$40,970,947
Cost of foreign currency held	$157,560	$80,252	$4,463	$2,162
See accompanying notes to the financial statements.

Ashmore Emerging Markets Active Equity Fund	Ashmore Emerging Markets Small-Cap Equity Fund	Ashmore Emerging Markets Frontier Equity Fund	Ashmore Emerging Markets Equity Fund	Ashmore Emerging Markets Equity ESG Fund	Ashmore Emerging Markets Debt Fund	Ashmore Emerging Markets Equity ex China Fund

$13,590,602	$6,223,953	$98,176,550	$237,639,545	$16,321,307	$21,302,121	$9,450,985
—	—	—	—	—	—	—
152,979	103,292	3,294,127	5,852,736	253,845	389,487	107,827
62,553	3,530	431,063	69,104	4,089	1,251	4,530
—	—	—	—	—	2,668	—
—	—	—	—	—	—	—
—	—	—	—	—	—	—
72,774	145,791	275,039	144	—	21,950	9
—	—	24,643	962,941	—	—	—
14,514	13,123	52,938	95,487	12,958	17,785	21,635
13,265	1,469	29,114	20,539	3,577	268,772	1,837
7,268	7,107	11,629	19,858	2,435	3,169	428
13,913,955	6,498,265	102,295,103	244,660,354	16,598,211	22,007,203	9,587,251

—	—	—	—	—	9,248	—
—	186,307	514,751	—	—	196,173	—
1,003	621	22,465	29,526	—	—	—
—	—	—	—	—	27,905	—
—	—	—	—	—	—	—
11,618	6,470	129,282	198,033	13,671	11,807	7,806
1,858	846	14,043	32,601	2,213	2,965	1,261
12,900	—	164,360	179,064	29,637	—	10,979
231	59	1,746	4,880	310	360	173
5,955	4,491	18,723	17,140	2,897	2,414	2,422
33,175	37,904	57,023	119,927	32,346	31,284	25,045
1,333	1,270	1,932	2,818	1,327	1,634	1,287
513	578	2,265	4,865	658	658	914
68,586	238,546	926,590	588,854	83,059	284,448	49,887
$13,845,369	$6,259,719	$101,368,513	$244,071,500	$16,515,152	$21,722,755	$9,537,364

$29,900,847	$8,031,527	$77,203,583	$195,844,368	$12,015,750	$23,443,256	$7,541,713
(16,055,478)	(1,771,808)	24,164,930	48,227,132	4,499,402	(1,720,501)	1,995,651
$13,845,369	$6,259,719	$101,368,513	$244,071,500	$16,515,152	$21,722,755	$9,537,364

$14,221	$474,796	$1,459,701	$46,716,743	$1,631	$1,078	$946
1,767	13,058	340,145	84,637	1,572	1,048	918
13,829,381	5,771,865	99,568,667	197,270,120	16,511,949	21,720,629	9,535,500

1,420	27,976	118,994	3,157,757	118	120	75
183	759	29,202	6,227	116	117	73
1,365,238	259,228	6,882,462	13,842,737	1,175,386	2,411,663	754,119

$10.01	$16.97	$12.27	$14.79	$13.92	$8.99	$12.61
9.66	17.21	11.65	13.59	13.51	8.99	12.52
10.13	22.27	14.47	14.25	14.05	9.01	12.64
$12,145,417	$5,185,766	$82,188,854	$179,454,067	$11,191,114	$19,787,378	$7,197,701
$62,703	$3,536	$431,124	$69,071	$4,090	$1,251	$4,528
See accompanying notes to the financial statements.

ASHMORE FUNDS
STATEMENTS OF OPERATIONS
For the Year Ended October 31, 2025
	Ashmore Emerging Markets Total Return Fund	Ashmore Emerging Markets Local Currency Bond Fund	Ashmore Emerging Markets Corporate Income Fund	Ashmore Emerging Markets Short Duration Fund
INVESTMENT INCOME:
Interest, net of foreign tax withholdings*	$5,786,914	$685,849	$1,668,074	$1,459,411
Dividends, net of foreign tax withholdings*	4,116	—	1,446	2,111
Total Income	5,791,030	685,849	1,669,520	1,461,522
EXPENSES:
Investment Manager fees	821,150	70,408	187,317	208,138
Administration fees	16,422	1,877	4,407	6,404
Custody fees	71,718	46,977	18,348	16,315
Professional fees	277,122	49,429	93,883	281,694
Trustees’ fees	44,246	5,121	11,067	17,464
Offering expenses and registration fees	49,069	46,819	47,220	47,022
Insurance fees	11,049	1,635	6,966	5,061
Printing fees	10,110	9,257	6,169	8,131
Distribution and servicing fees - Class A	3,206	637	6,695	3,824
Distribution and servicing fees - Class C	4,445	49	8,815	1,149
Regulatory fees	28,850	19,332	20,305	21,188
Total Expenses	1,337,387	251,541	411,192	616,390
Less expenses reimbursed by the Investment Manager	(337,780)	(175,312)	(168,581)	(191,599)
Net Expenses	999,607	76,229	242,611	424,791
Net Investment Income	4,791,423	609,620	1,426,909	1,036,731
NET REALIZED AND UNREALIZED GAINS (LOSSES):
NET REALIZED GAIN (LOSS) ON:
Investments in securities (net of increase (decrease) in deferred foreign taxes of $10,027, $(841), $-, $-, $(17,235), $39,295, $(45,586), $(99,120), $(2,483), $-, and $(1,836), respectively)	(7,908,259)	(1,278)	(6,064,440)	(12,788,433)
Futures contracts	—	—	(22,502)	—
Forward foreign currency exchange contracts	478,240	78,363	(20,791)	(1,582)
Interest rate swap contracts	84,028	12,902	(417)	—
Foreign exchange transactions	(704,420)	(102,291)	(4,199)	259
Credit default swap contracts	(115,318)	—	(22,740)	—
Net Realized Gain (Loss)	(8,165,729)	(12,304)	(6,135,089)	(12,789,756)
NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) ON:
Investments in securities (net of increase (decrease) in deferred foreign taxes of $-, $-, $-, $-, $32,163, $26,008, $(139,748), $(179,064), $(18,158), $-, and $(10,979), respectively)	12,963,094	527,277	6,236,665	13,497,755
Futures contracts	—	—	15,075	—
Forward foreign currency exchange contracts	(186,970)	(32,193)	20,328	1,587
Interest rate swap contracts	(25,841)	7,384	—	—
Foreign exchange translations	(9,944)	4,724	(73)	(12)
Change in Net Unrealized Appreciation (Depreciation)	12,740,339	507,192	6,271,995	13,499,330
Net Realized and Unrealized Gains	4,574,610	494,888	136,906	709,574
Net Increase in Net Assets Resulting from Operations	$9,366,033	$1,104,508	$1,563,815	$1,746,305
* Foreign Tax Withholdings	$40,294	$16,291	$6,243	$8,044
See accompanying notes to the financial statements.

Ashmore Emerging Markets Active Equity Fund	Ashmore Emerging Markets Small-Cap Equity Fund	Ashmore Emerging Markets Frontier Equity Fund	Ashmore Emerging Markets Equity Fund	Ashmore Emerging Markets Equity ESG Fund	Ashmore Emerging Markets Debt Fund	Ashmore Emerging Markets Equity ex China Fund

$49,518	$2,566	$137,219	$130,517	$9,692	$1,325,170	$7,755
379,792	88,426	3,139,158	3,237,377	230,039	—	148,699
429,310	90,992	3,276,377	3,367,894	239,731	1,325,170	156,454

192,027	79,700	1,429,434	1,815,494	135,094	129,640	78,043
3,840	1,275	19,058	36,307	2,702	3,988	1,561
26,052	19,503	189,216	101,282	13,659	9,260	13,041
63,599	55,083	179,227	316,098	59,627	80,780	58,636
10,284	3,528	52,533	102,912	7,592	10,991	4,338
46,294	46,444	50,317	86,938	20,612	20,549	114,189
3,883	1,333	12,913	23,335	1,914	3,005	1,261
8,252	8,628	17,087	35,128	8,556	8,556	14,761
71	1,009	5,468	91,959	4	4	2
15	146	3,270	702	12	11	7
17,039	16,082	23,324	32,161	16,628	20,300	16,648
371,356	232,731	1,981,847	2,642,316	266,400	287,084	302,487
(168,207)	(148,682)	(491,880)	(637,670)	(124,092)	(139,924)	(220,291)
203,149	84,049	1,489,967	2,004,646	142,308	147,160	82,196
226,161	6,943	1,786,410	1,363,248	97,423	1,178,010	74,258

4,317,960	21,403	9,638,192	3,870,614	247,421	215,312	(186,873)
—	—	—	—	—	—	—
846	—	(24)	—	—	9,545	—
—	—	—	—	—	—	—
(5,213)	(8,641)	(72,234)	(167,873)	(5,372)	(5,273)	(12,729)
—	—	—	—	—	(34,493)	—
4,313,593	12,762	9,565,934	3,702,741	242,049	185,091	(199,602)

(564,236)	1,043,012	4,298,536	44,676,853	3,370,832	1,293,663	2,238,378
—	—	—	—	—	—	—
—	—	—	—	—	(1,093)	—
—	—	—	—	—	—	—
1,017	108	(7,298)	2,905	85	(44)	220
(563,219)	1,043,120	4,291,238	44,679,758	3,370,917	1,292,526	2,238,598
3,750,374	1,055,882	13,857,172	48,382,499	3,612,966	1,477,617	2,038,996
$3,976,535	$1,062,825	$15,643,582	$49,745,747	$3,710,389	$2,655,627	$2,113,254
$44,043	$11,866	$192,171	$417,798	$33,765	$2,574	$24,344
See accompanying notes to the financial statements.

ASHMORE FUNDS
STATEMENTS OF CHANGES IN NET ASSETS
For the Fiscal Years Ended October 31, 2025
	Ashmore Emerging Markets Total Return Fund		Ashmore Emerging Markets Local Currency Bond Fund		Ashmore Emerging Markets Corporate Income Fund
	2025	2024	2025	2024	2025	2024
OPERATIONS:
Net investment income (loss)	$4,791,423	$10,454,500	$609,620	$686,203	$1,426,909	$3,066,045
Net realized gain (loss)	(8,165,729)	(111,501,905)	(12,304)	(108,910)	(6,135,089)	(18,184,448)
Net change in unrealized appreciation (depreciation)	12,740,339	146,123,079	507,192	253,174	6,271,995	22,801,689
Net Increase in Net Assets Resulting from Operations	9,366,033	45,075,674	1,104,508	830,467	1,563,815	7,683,286
DISTRIBUTIONS TO SHAREHOLDERS:
Class A	(67,576)	(34,240)	(14,687)	(48,297)	(166,894)	(186,248)
Class C	(20,083)	(16,404)	(272)	(197)	(47,866)	(63,203)
Institutional Class	(4,428,273)	(7,221,276)	(502,727)	(536,052)	(1,199,898)	(2,847,338)
Total Distributions to Shareholders	(4,515,932)	(7,271,920)	(517,686)	(584,546)	(1,414,658)	(3,096,789)
TAX RETURN OF CAPITAL DISTRIBUTIONS TO SHAREHOLDERS:
Class A	(1,219)	(42,965)	—	—	—	—
Class C	(365)	(18,196)	—	—	—	—
Institutional Class	(86,825)	(3,034,604)	—	—	—	—
Total Tax Return of Capital Distributions to Shareholders	(88,409)	(3,095,765)	—	—	—	—
FUND SHARE TRANSACTIONS:
Net increase (decrease) in net assets resulting from Class A share transactions	(555,286)	(87,850)	8,493	(967,955)	(701,214)	(1,016,606)
Net increase (decrease) in net assets resulting from Class C share transactions	(200,978)	(281,388)	254	3,858	(569,789)	(397,672)
Net increase (decrease) in net assets resulting from Institutional Class share transactions	(21,126,743)	(393,489,305)	(102,416)	(239,135)	(7,407,499)	(48,885,035)
Net Increase (Decrease) in Net Assets Resulting from Fund Share Transactions	(21,883,007)	(393,858,543)	(93,669)	(1,203,232)	(8,678,502)	(50,299,313)
Total Increase (Decrease) in Net Assets	(17,121,315)	(359,150,554)	493,153	(957,311)	(8,529,345)	(45,712,816)
NET ASSETS:
Net Assets at the Beginning of year	93,449,878	452,600,432	9,349,140	10,306,451	27,247,374	72,960,190
Net Assets at the End of year	$76,328,563	$93,449,878	$9,842,293	$9,349,140	$18,718,029	$27,247,374
See accompanying notes to the financial statements.

Ashmore Emerging Markets Short Duration Fund		Ashmore Emerging Markets Active Equity Fund		Ashmore Emerging Markets Small-Cap Equity Fund
2025	2024	2025	2024	2025	2024

$1,036,731	$1,875,316	$226,161	$312,397	$6,943	$17,776
(12,789,756)	(35,105,134)	4,313,593	(642,879)	12,762	1,462,582
13,499,330	35,737,512	(563,219)	6,046,575	1,043,120	789,817
1,746,305	2,507,694	3,976,535	5,716,093	1,062,825	2,270,175

(52,683)	(356,213)	(665)	(362)	(2,604)	(3,193)
(3,074)	(8,799)	(25)	(6)	(87)	—
(1,107,706)	(1,964,405)	(478,053)	(238,520)	(26,214)	(52,905)
(1,163,463)	(2,329,417)	(478,743)	(238,888)	(28,905)	(56,098)

—	—	—	—	—	—
—	—	—	—	—	—
—	—	—	—	—	—
—	—	—	—	—	—

(300,767)	(6,708,051)	(29,955)	(8,505)	(26,503)	(125,014)
(10,515)	(56,205)	17	4	(6,721)	—
(1,233,006)	(21,659,966)	(12,261,042)	(5,719,882)	(4,951,073)	(377,141)
(1,544,288)	(28,424,222)	(12,290,980)	(5,728,383)	(4,984,297)	(502,155)
(961,446)	(28,245,945)	(8,793,188)	(251,178)	(3,950,377)	1,711,922

32,146,884	60,392,829	22,638,557	22,889,735	10,210,096	8,498,174
$31,185,438	$32,146,884	$13,845,369	$22,638,557	$6,259,719	$10,210,096
See accompanying notes to the financial statements.

ASHMORE FUNDS
STATEMENTS OF CHANGES IN NET ASSETS
For the Fiscal Years Ended October 31, 2025
	Ashmore Emerging Markets Frontier Equity Fund		Ashmore Emerging Markets Equity Fund		Ashmore Emerging Markets Equity ESG Fund
	2025	2024	2025	2024	2025	2024
OPERATIONS:
Net investment income (loss)	$1,786,410	$1,711,291	$1,363,248	$942,011	$97,423	$45,032
Net realized gain (loss)	9,565,934	7,211,885	3,702,741	4,244,743	242,049	663,642
Net change in unrealized appreciation (depreciation)	4,291,238	12,760,508	44,679,758	21,491,245	3,370,917	1,980,497
Net Increase (Decrease) in Net Assets Resulting from Operations	15,643,582	21,683,684	49,745,747	26,677,999	3,710,389	2,689,171
DISTRIBUTIONS TO SHAREHOLDERS:
Class A	(40,526)	(57,618)	(259,209)	(11,979)	(8)	—
Class C	(5,685)	(5,909)	(188)	(21)	(1)	—
Institutional Class	(1,626,141)	(1,889,415)	(1,281,179)	(253,711)	(112,335)	(6,273)
Total Distributions to Shareholders	(1,672,352)	(1,952,942)	(1,540,576)	(265,711)	(112,344)	(6,273)
TAX RETURN OF CAPITAL DISTRIBUTIONS TO SHAREHOLDERS:
Class A	—	(2,502)	—	—	—	—
Class C	—	(164)	—	—	—	—
Institutional Class	—	(90,065)	—	—	—	—
Total Tax Return of Capital Distributions to Shareholders	—	(92,731)	—	—	—	—
FUND SHARE TRANSACTIONS:
Net increase (decrease) in net assets resulting from Class A share transactions	(1,172,324)	234,730	1,144,586	27,854,799	5	—
Net increase (decrease) in net assets resulting from Class C share transactions	27,300	3,656	188	(17,065)	1	—
Net increase (decrease) in net assets resulting from Institutional Class share transactions	(470,571)	6,309,158	32,165,509	15,723,050	78,634	4,411
Net Increase (Decrease) in Net Assets Resulting from Fund Share Transactions	(1,615,595)	6,547,544	33,310,283	43,560,784	78,640	4,411
Total Increase (Decrease) in Net Assets	12,355,635	26,185,555	81,515,454	69,973,072	3,676,685	2,687,309
NET ASSETS:
Net Assets at the Beginning of year	89,012,878	62,827,323	162,556,046	92,582,974	12,838,467	10,151,158
Net Assets at the End of year	$101,368,513	$89,012,878	$244,071,500	$162,556,046	$16,515,152	$12,838,467
See accompanying notes to the financial statements.

Ashmore Emerging Markets Debt Fund		Ashmore Emerging Markets Equity ex China Fund
2025	2024	2025	2024[1]

$1,178,010	$1,137,411	$74,258	$24,667
185,091	203,083	(199,602)	(62,995)
1,292,526	2,057,205	2,238,598	3,739
2,655,627	3,397,699	2,113,254	(34,589)

(55)	(55)	(5)	(2)
(47)	(48)	(4)	(2)
(1,126,396)	(1,126,327)	(57,898)	(26,139)
(1,126,498)	(1,126,430)	(57,907)	(26,143)

—	—	—	—
—	—	—	—
—	—	—	—
—	—	—	—

38	39	4	747
32	33	3	731
777,850	795,345	40,527	7,500,737
777,920	795,417	40,534	7,502,215
2,307,049	3,066,686	2,095,881	7,441,483

19,415,706	16,349,020	7,441,483	—
$21,722,755	$19,415,706	$9,537,364	$7,441,483

[1]	The Fund commenced investment operations on June 11, 2024.
See accompanying notes to the financial statements.

ASHMORE FUNDS
FINANCIAL HIGHLIGHTS
Ashmore Emerging Markets Total Return Fund
	Class A
	Year Ended October 31, 2025	Year Ended October 31, 2024	Year Ended October 31, 2023	Year Ended October 31, 2022	Year Ended October 31, 2021
Net asset value at beginning of year	$4.89	$4.55	$4.32	$6.60	$6.80
Income (loss) from investment operations:
Net investment income[1]	0.28	0.27	0.27	0.32	0.33
Net realized and unrealized gain (loss)	0.29	0.33	0.23	(2.30)	(0.20)
Total from investment operations	0.57	0.60	0.50	(1.98)	0.13
Less distributions:
From net investment income	(0.26)	(0.11)	(0.26)	(0.05)	(0.31)
From net realized gain	—	—	—	—	—
Tax return of capital	(—)[2]	(0.15)	(0.01)	(0.25)	(0.02)
Total distributions	(0.26)	(0.26)	(0.27)	(0.30)	(0.33)
Net asset value at end of year	$5.20	$4.89	$4.55	$4.32	$6.60
Total return[3]	12.14%	13.38%	11.65%	(30.79)%	1.68%
Portfolio turnover rate[4]	43%	42%	56%	32%	54%
Net assets, end of year (in thousands)	$988	$1,467	$1,446	$1,920	$5,917
Ratios to average net assets:
Total expenses to average net assets:
Expenses before reimbursements	1.88%[5,6]	1.65%[5]	1.48%[5]	1.42%	1.37%[5]
Expenses after reimbursements	1.46%[5,6]	1.32%[5]	1.28%[5]	1.27%	1.28%[5]
Net investment income to average net assets:
Net investment income before reimbursements	5.17%[5,6]	5.21%[5]	5.61%[5]	5.50%	4.53%[5]
Net investment income after reimbursements	5.59%[5,6]	5.54%[5]	5.81%[5]	5.65%	4.62%[5]
See accompanying notes to the financial statements.

ASHMORE FUNDS
FINANCIAL HIGHLIGHTS
Ashmore Emerging Markets Total Return Fund
	Class C
	Year Ended October 31, 2025	Year Ended October 31, 2024	Year Ended October 31, 2023	Year Ended October 31, 2022	Year Ended October 31, 2021
Net asset value at beginning of year	$4.87	$4.54	$4.30	$6.58	$6.78
Income (loss) from investment operations:
Net investment income[1]	0.24	0.23	0.24	0.27	0.27
Net realized and unrealized gain (loss)	0.29	0.33	0.24	(2.29)	(0.19)
Total from investment operations	0.53	0.56	0.48	(2.02)	0.08
Less distributions:
From net investment income	(0.22)	(0.10)	(0.23)	(0.04)	(0.26)
From net realized gain	—	—	—	—	—
Tax return of capital	(—)[2]	(0.13)	(0.01)	(0.22)	(0.02)
Total distributions	(0.22)	(0.23)	(0.24)	(0.26)	(0.28)
Net asset value at end of year	$5.18	$4.87	$4.54	$4.30	$6.58
Total return[3]	11.33%	12.34%	11.14%	(31.39)%	0.93%
Portfolio turnover rate[4]	43%	42%	56%	32%	54%
Net assets, end of year (in thousands)	$415	$593	$815	$1,080	$2,386
Ratios to average net assets:
Total expenses to average net assets:
Expenses before reimbursements	2.62%[7,8]	2.40%[7]	2.24%[7]	2.17%	2.12%[7]
Expenses after reimbursements	2.21%[7,8]	2.07%[7]	2.03%[7]	2.02%	2.03%[7]
Net investment income to average net assets:
Net investment income before reimbursements	4.41%[7,8]	4.43%[7]	4.85%[7]	4.74%	3.76%[7]
Net investment income after reimbursements	4.82%[7,8]	4.76%[7]	5.06%[7]	4.89%	3.85%[7]
See accompanying notes to the financial statements.

ASHMORE FUNDS
FINANCIAL HIGHLIGHTS
Ashmore Emerging Markets Total Return Fund
	Institutional Class
	Year Ended October 31, 2025	Year Ended October 31, 2024	Year Ended October 31, 2023	Year Ended October 31, 2022	Year Ended October 31, 2021
Net asset value at beginning of year	$4.96	$4.62	$4.38	$6.70	$6.90
Income (loss) from investment operations:
Net investment income[1]	0.29	0.28	0.29	0.33	0.35
Net realized and unrealized gain (loss)	0.31	0.34	0.24	(2.34)	(0.20)
Total from investment operations	0.60	0.62	0.53	(2.01)	0.15
Less distributions:
From net investment income	(0.27)	(0.12)	(0.28)	(0.05)	(0.33)
From net realized gain	—	—	—	—	—
Tax return of capital	(0.01)	(0.16)	(0.01)	(0.26)	(0.02)
Total distributions	(0.28)	(0.28)	(0.29)	(0.31)	(0.35)
Net asset value at end of year	$5.28	$4.96	$4.62	$4.38	$6.70
Total return[3]	12.54%	13.52%	12.06%	(30.74)%	1.94%
Portfolio turnover rate[4]	43%	42%	56%	32%	54%
Net assets, end of year (in thousands)	$74,926	$91,390	$450,339	$488,864	$1,216,666
Ratios to average net assets:
Total expenses to average net assets:
Expenses before reimbursements	1.62%[9,10]	1.34%[9]	1.24%[9]	1.17%	1.12%[9]
Expenses after reimbursements	1.21%[9,10]	1.06%[9]	1.03%[9]	1.02%	1.03%[9]
Net investment income to average net assets:
Net investment income before reimbursements	5.43%[9,10]	5.49%[9]	5.84%[9]	5.79%	4.78%[9]
Net investment income after reimbursements	5.84%[9,10]	5.77%[9]	6.05%[9]	5.94%	4.87%[9]

[1]	Per share amounts are based on average number of shares outstanding during the period.
[2]	Amount is less than $0.005 per share.
[3]	Assumes investment at net asset value at the beginning of the year, reinvestment of all distributions at net asset value on distribution date, and a complete redemption of the investment at net asset value at the end of the year, excluding the impact of sales charges.
[4]	The portfolio turnover rate is calculated by dividing the lesser of cost of purchases or proceeds from sales of long-term portfolio securities by the monthly average of the value of the long-term portfolio securities.
[5]	Ratios include legal expenses of $2,305, $740, $229 and $3,181 that are outside of the expense cap under the expense limitation agreement for the years ended October 31, 2025, 2024, 2023 and 2021, respectively. Expense ratios would have been lower by 0.18%, 0.05%, 0.01% and 0.01% and Net investment income ratios would have been higher by 0.18%, 0.06%, 0.01% and 0.01% excluding these expenses.
[6]	Ratios include taxation expenses of $133 that are outside of the expense cap under the expense limitation agreement for the year ended October 31, 2025. Expense ratio would have been lower by 0.01% and Net investment income ratio would have been higher by 0.01% excluding these expenses.
[7]	Ratios include legal expenses of $780, $357, $111 and $1,113 that are outside of the expense cap under the expense limitation agreement for the years ended October 31, 2025, 2024, 2023 and 2021, respectively. Expense ratios would have been lower by 0.18%, 0.05%, 0.01% and 0.01% and Net investment income ratios would have been higher by 0.18%, 0.05%, 0.01% and 0.01% excluding these expenses.
[8]	Ratios include taxation expenses of $45 that are outside of the expense cap under the expense limitation agreement for the year ended October 31, 2025. Expense ratio would have been lower by 0.01% and Net investment income ratio would have been higher by 0.01% excluding these expenses.
[9]	Ratios include legal expenses of $142,895, $64,931, $59,051 and $433,533 that are outside of the expense cap under the expense limitation agreement for the years ended October 31, 2025, 2024, 2023 and 2021, respectively. Expense ratios would have been lower by 0.18%, 0.04%, 0.01% and 0.01% and Net investment income ratios would have been higher by 0.18%, 0.04%, 0.01% and 0.01% excluding these expenses.
[10]	Ratios include taxation expenses of $8,225 that are outside of the expense cap under the expense limitation agreement for the year ended October 31, 2025. Expense ratio would have been lower by 0.01% and Net investment income ratio would have been higher by 0.01% excluding these expenses.
See accompanying notes to the financial statements.

ASHMORE FUNDS
FINANCIAL HIGHLIGHTS
Ashmore Emerging Markets Local Currency Bond Fund
	Class A
	Year Ended October 31, 2025	Year Ended October 31, 2024	Year Ended October 31, 2023	Year Ended October 31, 2022	Year Ended October 31, 2021
Net asset value at beginning of year	$6.26	$6.12	$5.62	$6.92	$6.86
Income (loss) from investment operations:
Net investment income[1]	0.50	0.40	0.38	0.32	0.28
Net realized and unrealized gain (loss)	0.24	0.10	0.30	(1.53)	(0.22)
Total from investment operations	0.74	0.50	0.68	(1.21)	0.06
Less distributions:
From net investment income	(0.37)	(0.36)	(0.18)	—	—
From net realized gain	—	—	—	—	—
Tax return of capital	—	—	—	(0.09)	—
Total distributions	(0.37)	(0.36)	(0.18)	(0.09)	—
Net asset value at end of year	$6.63	$6.26	$6.12	$5.62	$6.92
Total return[2]	12.15%	8.31%	12.11%	(17.75)%	0.87%
Portfolio turnover rate[3]	55%	59%	79%	53%	34%
Net assets, end of year (in thousands)	$270	$246	$1,197	$1,248	$1,592
Ratios to average net assets:
Total expenses to average net assets:
Expenses before reimbursements	2.92%[4]	2.62%	2.89%	3.10%	2.97%
Expenses after reimbursements	1.05%[4]	1.02%	1.07%	1.22%	1.22%
Net investment income to average net assets:
Net investment income before reimbursements	4.38%[4]	4.57%	4.23%	3.16%	2.11%
Net investment income after reimbursements	6.25%[4]	6.17%	6.05%	5.04%	3.86%
See accompanying notes to the financial statements.

ASHMORE FUNDS
FINANCIAL HIGHLIGHTS
Ashmore Emerging Markets Local Currency Bond Fund
	Class C
	Year Ended October 31, 2025	Year Ended October 31, 2024	Year Ended October 31, 2023	Year Ended October 31, 2022	Year Ended October 31, 2021
Net asset value at beginning of year	$6.04	$5.95	$5.44	$6.75	$6.74
Income (loss) from investment operations:
Net investment income[1]	0.56	0.34	0.32	0.30	0.22
Net realized and unrealized gain (loss)	0.11	0.10	0.30	(1.53)	(0.21)
Total from investment operations	0.67	0.44	0.62	(1.23)	0.01
Less distributions:
From net investment income	(0.35)	(0.35)	(0.11)	—	—
From net realized gain	—	—	—	—	—
Tax return of capital	—	—	—	(0.08)	—
Total distributions	(0.35)	(0.35)	(0.11)	(0.08)	—
Net asset value at end of year	$6.36	$6.04	$5.95	$5.44	$6.75
Total return[2]	11.35%	7.36%	11.41%	(18.30)%	0.15%
Portfolio turnover rate[3]	55%	59%	79%	53%	34%
Net assets, end of year (in thousands)	$5	$5	$1	$2	$25
Ratios to average net assets:
Total expenses to average net assets:
Expenses before reimbursements	3.69%[5]	3.57%	3.59%	3.74%	3.75%
Expenses after reimbursements	1.79%[5]	1.77%	1.82%	1.97%	1.97%
Net investment income to average net assets:
Net investment income before reimbursements	3.63%[5]	3.72%	3.52%	2.85%	1.35%
Net investment income after reimbursements	5.53%[5]	5.52%	5.29%	4.62%	3.13%
See accompanying notes to the financial statements.

ASHMORE FUNDS
FINANCIAL HIGHLIGHTS
Ashmore Emerging Markets Local Currency Bond Fund
	Institutional Class
	Year Ended October 31, 2025	Year Ended October 31, 2024	Year Ended October 31, 2023	Year Ended October 31, 2022	Year Ended October 31, 2021
Net asset value at beginning of year	$6.61	$6.44	$5.90	$7.24	$7.16
Income (loss) from investment operations:
Net investment income[1]	0.44	0.44	0.43	0.35	0.31
Net realized and unrealized gain (loss)	0.37	0.10	0.30	(1.60)	(0.23)
Total from investment operations	0.81	0.54	0.73	(1.25)	0.08
Less distributions:
From net investment income	(0.38)	(0.37)	(0.19)	—	—
From net realized gain	—	—	—	—	—
Tax return of capital	—	—	—	(0.09)	—
Total distributions	(0.38)	(0.37)	(0.19)	(0.09)	—
Net asset value at end of year	$7.04	$6.61	$6.44	$5.90	$7.24
Total return[2]	12.52%	8.51%	12.33%	(17.49)%	1.12%
Portfolio turnover rate[3]	55%	59%	79%	53%	34%
Net assets, end of year (in thousands)	$9,567	$9,098	$9,108	$4,131	$6,310
Ratios to average net assets:
Total expenses to average net assets:
Expenses before reimbursements	2.67%[6]	2.53%	2.57%	2.83%	2.61%
Expenses after reimbursements	0.80%[6]	0.77%	0.82%	0.97%	0.97%
Net investment income to average net assets:
Net investment income before reimbursements	4.63%[6]	4.71%	4.60%	3.43%	2.46%
Net investment income after reimbursements	6.50%[6]	6.47%	6.35%	5.29%	4.10%

[1]	Per share amounts are based on average number of shares outstanding during the period.
[2]	Assumes investment at net asset value at the beginning of the year, reinvestment of all distributions at net asset value on distribution date, and a complete redemption of the investment at net asset value at the end of the year, excluding the impact of sales charges.
[3]	The portfolio turnover rate is calculated by dividing the lesser of cost of purchases or proceeds from sales of long-term portfolio securities by the monthly average of the value of the long-term portfolio securities.
[4]	Ratios include legal expenses of $89 that are outside of the expense cap under the expense limitation agreement for the year ended October 31, 2025. Expense ratios would have been lower by 0.03% and Net investment income ratios would have been higher by 0.03% excluding these expenses.
[5]	Ratios include legal expenses of $1 that are outside of the expense cap under the expense limitation agreement for the year ended October 31, 2025. Expense ratios would have been lower by 0.02% and Net investment income ratios would have been higher by 0.02% excluding these expenses.
[6]	Ratios include legal expenses of $3,167 that are outside of the expense cap under the expense limitation agreement for the year ended October 31, 2025. Expense ratios would have been lower by 0.03% and Net investment income ratios would have been higher by 0.03% excluding these expenses.
See accompanying notes to the financial statements.

ASHMORE FUNDS
FINANCIAL HIGHLIGHTS
Ashmore Emerging Markets Corporate Income Fund
	Class A
	Year Ended October 31, 2025	Year Ended October 31, 2024	Year Ended October 31, 2023	Year Ended October 31, 2022	Year Ended October 31, 2021
Net asset value at beginning of year	$5.52	$5.14	$4.96	$7.53	$7.53
Income (loss) from investment operations:
Net investment income	0.35[1]	0.29[1]	0.27	0.40	0.37
Net realized and unrealized gain (loss)	0.03	0.38	0.31	(2.54)	—
Total from investment operations	0.38	0.67	0.58	(2.14)	0.37
Less distributions:
From net investment income	(0.34)	(0.29)	(0.40)	(0.42)	(0.37)
From net realized gain	—	—	—	(0.01)	—
Tax return of capital	—	—	—	—	—
Total distributions	(0.34)	(0.29)	(0.40)	(0.43)	(0.37)
Net asset value at end of year	$5.56	$5.52	$5.14	$4.96	$7.53
Total return[2]	7.16%	13.24%	11.75%	(29.30)%	4.85%
Portfolio turnover rate[3]	52%	95%	56%	55%	73%
Net assets, end of year (in thousands)	$2,343	$3,024	$3,779	$4,742	$11,153
Ratios to average net assets:
Total expenses to average net assets:
Expenses before reimbursements[4]	2.04%	1.69%	1.47%	1.44%	1.55%
Expenses after reimbursements[4]	1.28%	1.16%	1.14%	1.24%	1.43%
Net investment income to average net assets:
Net investment income before reimbursements[4]	5.53%	4.76%	5.40%	6.62%	4.61%
Net investment income after reimbursements[4]	6.29%	5.29%	5.73%	6.82%	4.73%
See accompanying notes to the financial statements.

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FINANCIAL HIGHLIGHTS
Ashmore Emerging Markets Corporate Income Fund
	Class C
	Year Ended October 31, 2025	Year Ended October 31, 2024	Year Ended October 31, 2023	Year Ended October 31, 2022	Year Ended October 31, 2021
Net asset value at beginning of year	$5.50	$5.12	$4.95	$7.52	$7.51
Income (loss) from investment operations:
Net investment income	0.30[1]	0.24[1]	0.24	0.35	0.31
Net realized and unrealized gain (loss)	0.05	0.39	0.29	(2.53)	0.02
Total from investment operations	0.35	0.63	0.53	(2.18)	0.33
Less distributions:
From net investment income	(0.30)	(0.25)	(0.36)	(0.38)	(0.32)
From net realized gain	—	—	—	(0.01)	—
Tax return of capital	—	—	—	—	—
Total distributions	(0.30)	(0.25)	(0.36)	(0.39)	(0.32)
Net asset value at end of year	$5.55	$5.50	$5.12	$4.95	$7.52
Total return[2]	6.38%	12.45%	10.75%	(29.86)%	4.25%
Portfolio turnover rate[3]	52%	95%	56%	55%	73%
Net assets, end of year (in thousands)	$630	$1,195	$1,492	$1,782	$5,762
Ratios to average net assets:
Total expenses to average net assets:
Expenses before reimbursements[5]	2.80%	2.43%	2.22%	2.20%	2.30%
Expenses after reimbursements[5]	2.03%	1.91%	1.89%	2.01%	2.18%
Net investment income to average net assets:
Net investment income before reimbursements[5]	4.71%	4.01%	4.65%	5.89%	3.88%
Net investment income after reimbursements[5]	5.48%	4.53%	4.98%	6.08%	4.00%
See accompanying notes to the financial statements.

ASHMORE FUNDS
FINANCIAL HIGHLIGHTS
Ashmore Emerging Markets Corporate Income Fund
	Institutional Class
	Year Ended October 31, 2025	Year Ended October 31, 2024	Year Ended October 31, 2023	Year Ended October 31, 2022	Year Ended October 31, 2021
Net asset value at beginning of year	$5.75	$5.36	$5.17	$7.85	$7.84
Income (loss) from investment operations:
Net investment income	0.38[1]	0.31[1]	0.31	0.45	0.41
Net realized and unrealized gain (loss)	0.04	0.40	0.31	(2.66)	0.01
Total from investment operations	0.42	0.71	0.62	(2.21)	0.42
Less distributions:
From net investment income	(0.37)	(0.32)	(0.43)	(0.46)	(0.41)
From net realized gain	—	—	—	(0.01)	—
Tax return of capital	—	—	—	—	—
Total distributions	(0.37)	(0.32)	(0.43)	(0.47)	(0.41)
Net asset value at end of year	$5.80	$5.75	$5.36	$5.17	$7.85
Total return[2]	7.58%	13.39%	12.06%	(29.15)%	5.24%
Portfolio turnover rate[3]	52%	95%	56%	55%	73%
Net assets, end of year (in thousands)	$15,745	$23,028	$67,689	$86,347	$277,188
Ratios to average net assets:
Total expenses to average net assets:
Expenses before reimbursements[6]	1.80%	1.40%	1.22%	1.20%	1.30%
Expenses after reimbursements[6]	1.03%	0.91%	0.89%	1.01%	1.18%
Net investment income to average net assets:
Net investment income before reimbursements[6]	5.78%	5.01%	5.65%	6.90%	4.86%
Net investment income after reimbursements[6]	6.55%	5.50%	5.98%	7.09%	4.98%

[1]	Per share amounts are based on average number of shares outstanding during the period.
[2]	Assumes investment at net asset value at the beginning of the year, reinvestment of all distributions at net asset value on distribution date, and a complete redemption of the investment at net asset value at the end of the year, excluding the impact of sales charges.
[3]	The portfolio turnover rate is calculated by dividing the lesser of cost of purchases or proceeds from sales of long-term portfolio securities by the monthly average of the value of the long-term portfolio securities.
[4]	Ratios include legal expenses of $4,317, $1,526, $770, $63 and $1,438 that are outside of the expense cap under the expense limitation agreement for the years ended October 31, 2025, 2024, 2023, 2022 and 2021, respectively. Expense ratios would have been lower by 0.16%, 0.04%, 0.02%, 0.12% and 0.01% and Net investment income ratios would have been higher by 0.16%, 0.04%, 0.02%, 0.07% and 0.01% excluding these expenses.
[5]	Ratios include legal expenses of $1,416, $600, $298, $79 and $756 that are outside of the expense cap under the expense limitation agreement for the years ended October 31, 2025, 2024, 2023, 2022 and 2021, respectively. Expense ratios would have been lower by 0.16%, 0.04%, 0.02%, 0.14% and 0.01% and Net investment income ratios would have been higher by 0.16%, 0.04%, 0.02%, 0.07% and 0.01% excluding these expenses.
[6]	Ratios include legal expenses of $29,644, $19,803, $13,964, $3,742 and $34,379 that are outside of the expense cap under the expense limitation agreement for the years ended October 31, 2025, 2024, 2023, 2022 and 2021, respectively. Expense ratios would have been lower by 0.16%, 0.04%, 0.02%, 0.14% and 0.01% and Net investment income ratios would have been higher by 0.16%, 0.04%, 0.02%, 0.07% and 0.01% excluding these expenses.
See accompanying notes to the financial statements.

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FINANCIAL HIGHLIGHTS
Ashmore Emerging Markets Short Duration Fund
	Class A
	Year Ended October 31, 2025	Year Ended October 31, 2024	Year Ended October 31, 2023	Year Ended October 31, 2022	Year Ended October 31, 2021
Net asset value at beginning of year	$4.87	$4.78	$4.28	$6.80	$7.52
Income (loss) from investment operations:
Net investment income	0.06	0.26[1]	0.34[1]	0.32	0.44
Net realized and unrealized gain (loss)	0.20	0.12	0.57	(2.39)	(0.69)
Total from investment operations	0.26	0.38	0.91	(2.07)	(0.25)
Less distributions:
From net investment income	(0.17)	(0.29)	(0.41)	(0.34)	(0.47)
From net realized gain	—	—	—	(0.11)	—
Tax return of capital	—	—	—	—	—
Total distributions	(0.17)	(0.29)	(0.41)	(0.45)	(0.47)
Net asset value at end of year	$4.96	$4.87	$4.78	$4.28	$6.80
Total return[2]	5.37%	8.24%	22.36%	(31.54)%	(4.07)%
Portfolio turnover rate[3]	38%	47%	49%	41%	32%
Net assets, end of year (in thousands)	$1,453	$1,728	$8,499	$2,975	$6,834
Ratios to average net assets:
Total expenses to average net assets:
Expenses before reimbursements[4]	2.15%	1.58%	1.37%	1.14%	1.10%
Expenses after reimbursements[4]	1.55%	1.08%	0.99%	0.89%	1.00%
Net investment income to average net assets:
Net investment income before reimbursements[4]	2.41%	4.99%	7.19%	6.06%	6.17%
Net investment income after reimbursements[4]	3.01%	5.49%	7.57%	6.31%	6.27%
See accompanying notes to the financial statements.

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FINANCIAL HIGHLIGHTS
Ashmore Emerging Markets Short Duration Fund
	Class C
	Year Ended October 31, 2025	Year Ended October 31, 2024	Year Ended October 31, 2023	Year Ended October 31, 2022	Year Ended October 31, 2021
Net asset value at beginning of year	$4.65	$4.56	$4.09	$6.53	$7.22
Income (loss) from investment operations:
Net investment income	0.05	0.19[1]	0.30[1]	0.29	0.40
Net realized and unrealized gain (loss)	0.16	0.15	0.54	(2.33)	(0.69)
Total from investment operations	0.21	0.34	0.84	(2.04)	(0.29)
Less distributions:
From net investment income	(0.12)	(0.25)	(0.37)	(0.29)	(0.40)
From net realized gain	—	—	—	(0.11)	—
Tax return of capital	—	—	—	—	—
Total distributions	(0.12)	(0.25)	(0.37)	(0.40)	(0.40)
Net asset value at end of year	$4.74	$4.65	$4.56	$4.09	$6.53
Total return[2]	4.69%	7.60%	21.32%	(32.29)%	(4.56)%
Portfolio turnover rate[3]	38%	47%	49%	41%	32%
Net assets, end of year (in thousands)	$109	$117	$171	$291	$1,219
Ratios to average net assets:
Total expenses to average net assets:
Expenses before reimbursements[5]	2.91%	2.37%	2.11%	1.91%	1.84%
Expenses after reimbursements[5]	2.31%	1.84%	1.74%	1.66%	1.76%
Net investment income to average net assets:
Net investment income before reimbursements[5]	1.65%	3.68%	6.57%	5.09%	5.36%
Net investment income after reimbursements[5]	2.25%	4.21%	6.94%	5.34%	5.44%
See accompanying notes to the financial statements.

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FINANCIAL HIGHLIGHTS
Ashmore Emerging Markets Short Duration Fund
	Institutional Class
	Year Ended October 31, 2025	Year Ended October 31, 2024	Year Ended October 31, 2023	Year Ended October 31, 2022	Year Ended October 31, 2021
Net asset value at beginning of year	$4.79	$4.69	$4.20	$6.69	$7.40
Income (loss) from investment operations:
Net investment income	0.15	0.24[1]	0.34[1]	0.37	0.50
Net realized and unrealized gain (loss)	0.10	0.16	0.57	(2.40)	(0.73)
Total from investment operations	0.25	0.40	0.91	(2.03)	(0.23)
Less distributions:
From net investment income	(0.17)	(0.30)	(0.42)	(0.35)	(0.48)
From net realized gain	—	—	—	(0.11)	—
Tax return of capital	—	—	—	—	—
Total distributions	(0.17)	(0.30)	(0.42)	(0.46)	(0.48)
Net asset value at end of year	$4.87	$4.79	$4.69	$4.20	$6.69
Total return[2]	5.44%	8.75%	22.63%	(31.54)%	(3.75)%
Portfolio turnover rate[3]	38%	47%	49%	41%	32%
Net assets, end of year (in thousands)	$29,623	$30,302	$51,723	$52,073	$124,954
Ratios to average net assets:
Total expenses to average net assets:
Expenses before reimbursements[6]	1.91%	1.37%	1.12%	0.90%	0.84%
Expenses after reimbursements[6]	1.31%	0.85%	0.74%	0.65%	0.75%
Net investment income to average net assets:
Net investment income before reimbursements[6]	2.65%	4.65%	7.47%	6.22%	6.38%
Net investment income after reimbursements[6]	3.25%	5.17%	7.85%	6.47%	6.47%

[1]	Per share amounts are based on average number of shares outstanding during the period.
[2]	Assumes investment at net asset value at the beginning of the year, reinvestment of all distributions at net asset value on distribution date, and a complete redemption of the investment at net asset value at the end of the year, excluding the impact of sales charges.
[3]	The portfolio turnover rate is calculated by dividing the lesser of cost of purchases or proceeds from sales of long-term portfolio securities by the monthly average of the value of the long-term portfolio securities.
[4]	Ratios include legal expenses of $9,684, $7,502, $5,360, $(1,101) and $10,827 that are outside of the expense cap under the expense limitation agreement for the years ended October 31, 2025, 2024, 2023, 2022 and 2021, respectively. Expense ratios would have been lower by 0.63%, 0.16% and 0.07%, higher by 0.03% and lower by 0.08% and Net investment income ratios would have been higher by 0.63%, 0.16% and 0.07%, lower by 0.03% and higher by 0.08% excluding these expenses.
[5]	Ratios include legal expenses of $735, $276, $141, $(46) and $1,388 that are outside of the expense cap under the expense limitation agreement for the years ended October 31, 2025, 2024, 2023, 2022 and 2021, respectively. Expense ratios would have been lower by 0.64%, 0.17% and 0.07%, higher by 0.01% and lower by 0.09% and Net investment income ratios would have been higher by 0.64%, 0.17% and 0.07%, lower by 0.01% and higher by 0.09% excluding these expenses.
[6]	Ratios include legal expenses of $194,857, $55,297, $34,017, $(12,847) and $182,441 that are outside of the expense cap under the expense limitation agreement for the years ended October 31, 2025, 2024, 2023, 2022 and 2021, respectively. Expense ratios would have been lower by 0.64%, 0.18% and 0.07%, higher by 0.02% and lower by 0.08% and Net investment income ratios would have been higher by 0.64%, 0.18% and 0.07%, lower by 0.02% and higher by 0.08% excluding these expenses.
See accompanying notes to the financial statements.

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FINANCIAL HIGHLIGHTS
Ashmore Emerging Markets Active Equity Fund
	Class A
	Year Ended October 31, 2025	Year Ended October 31, 2024	Year Ended October 31, 2023	Year Ended October 31, 2022	Year Ended October 31, 2021
Net asset value at beginning of year	$8.17	$6.48	$6.11	$12.55	$11.08
Income (loss) from investment operations:
Net investment income	0.08[1]	0.08[1]	0.01[1]	0.08[1]	0.15
Net realized and unrealized gain (loss)	1.91	1.68	0.47	(3.26)	1.44
Total from investment operations	1.99	1.76	0.48	(3.18)	1.59
Less distributions:
From net investment income	(0.15)	(0.07)	(0.11)	(0.18)	(0.12)
From net realized gain	—	—	—	(3.07)	—
Tax return of capital	—	—	—	(0.01)	—
Total distributions	(0.15)	(0.07)	(0.11)	(3.26)	(0.12)
Net asset value at end of year	$10.01	$8.17	$6.48	$6.11	$12.55
Total return[2]	24.86%	27.22%	7.68%	(33.53)%	14.23%
Portfolio turnover rate[3]	209%	237%	189%	264%	206%
Net assets, end of year (in thousands)	$14	$41	$40	$804	$1,611
Ratios to average net assets:
Total expenses to average net assets:
Expenses before reimbursements	2.17%[4]	2.25%	1.69%	1.52%	1.49%
Expenses after reimbursements	1.31%[4]	1.27%	1.27%	1.27%	1.27%
Net investment income (loss) to average net assets:
Net investment income (loss) before reimbursements	0.07%[4]	0.08%	(0.25)%	0.68%	0.91%
Net investment income after reimbursements	0.93%[4]	1.06%	0.17%	0.93%	1.13%
See accompanying notes to the financial statements.

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FINANCIAL HIGHLIGHTS
Ashmore Emerging Markets Active Equity Fund
	Class C
	Year Ended October 31, 2025	Year Ended October 31, 2024	Year Ended October 31, 2023	Year Ended October 31, 2022	Year Ended October 31, 2021
Net asset value at beginning of year	$7.93	$6.30	$5.96	$12.33	$10.90
Income (loss) from investment operations:
Net investment income	0.01[1]	0.02[1]	0.01[1]	0.01[1]	0.05
Net realized and unrealized gain (loss)	1.85	1.64	0.41	(3.18)	1.42
Total from investment operations	1.86	1.66	0.42	(3.17)	1.47
Less distributions:
From net investment income	(0.13)	(0.03)	(0.08)	(0.13)	(0.04)
From net realized gain	—	—	—	(3.07)	—
Tax return of capital	—	—	—	(—)[5]	—
Total distributions	(0.13)	(0.03)	(0.08)	(3.20)	(0.04)
Net asset value at end of year	$9.66	$7.93	$6.30	$5.96	$12.33
Total return[2]	23.98%	26.43%	6.89%	(34.05)%	13.41%
Portfolio turnover rate[3]	209%	237%	189%	264%	206%
Net assets, end of year (in thousands)	$2	$2	$1	$1	$2
Ratios to average net assets:
Total expenses to average net assets:
Expenses before reimbursements	3.00%	3.02%	2.79%	2.30%	2.25%
Expenses after reimbursements	2.02%	2.02%	2.02%	2.02%	2.02%
Net investment income (loss) to average net assets:
Net investment income (loss) before reimbursements	(0.90)%	(0.69)%	(0.65)%	(0.10)%	0.14%
Net investment income after reimbursements	0.08%	0.31%	0.12%	0.18%	0.37%
See accompanying notes to the financial statements.

ASHMORE FUNDS
FINANCIAL HIGHLIGHTS
Ashmore Emerging Markets Active Equity Fund
	Institutional Class
	Year Ended October 31, 2025	Year Ended October 31, 2024	Year Ended October 31, 2023	Year Ended October 31, 2022	Year Ended October 31, 2021
Net asset value at beginning of year	$8.26	$6.54	$6.16	$12.63	$11.15
Income (loss) from investment operations:
Net investment income	0.10[1]	0.10[1]	0.07[1]	0.09[1]	0.18
Net realized and unrealized gain (loss)	1.94	1.70	0.43	(3.28)	1.45
Total from investment operations	2.04	1.80	0.50	(3.19)	1.63
Less distributions:
From net investment income	(0.17)	(0.08)	(0.12)	(0.20)	(0.15)
From net realized gain	—	—	—	(3.07)	—
Tax return of capital	—	—	—	(0.01)	—
Total distributions	(0.17)	(0.08)	(0.12)	(3.28)	(0.15)
Net asset value at end of year	$10.13	$8.26	$6.54	$6.16	$12.63
Total return[2]	25.31%	27.62%	7.95%	(33.40)%	14.50%
Portfolio turnover rate[3]	209%	237%	189%	264%	206%
Net assets, end of year (in thousands)	$13,829	$22,596	$22,849	$75,264	$96,417
Ratios to average net assets:
Total expenses to average net assets:
Expenses before reimbursements	1.93%[6]	2.00%	1.61%	1.27%	1.24%
Expenses after reimbursements	1.06%[6]	1.02%	1.02%	1.02%	1.02%
Net investment income to average net assets:
Net investment income before reimbursements	0.31%[6]	0.34%	0.41%	0.87%	1.15%
Net investment income after reimbursements	1.18%[6]	1.32%	1.00%	1.12%	1.37%

[1]	Per share amounts are based on average number of shares outstanding during the period.
[2]	Assumes investment at net asset value at the beginning of the year, reinvestment of all distributions at net asset value on distribution date, and a complete redemption of the investment at net asset value at the end of the year, excluding the impact of sales charges.
[3]	The portfolio turnover rate is calculated by dividing the lesser of cost of purchases or proceeds from sales of long-term portfolio securities by the monthly average of the value of the long-term portfolio securities.
[4]	Ratios include legal expenses of $10 that are outside of the expense cap under the expense limitation agreement for the year ended October 31, 2025. Expense ratios would have been lower by 0.04% and Net investment income ratios would have been higher by 0.03% excluding these expenses.
[5]	Amount is less than $0.005 per share.
[6]	Ratios include legal expenses of $7,186 that are outside of the expense cap under the expense limitation agreement for the year ended October 31, 2025. Expense ratios would have been lower by 0.04% and Net investment income ratios would have been higher by 0.04% excluding these expenses.
See accompanying notes to the financial statements.

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FINANCIAL HIGHLIGHTS
Ashmore Emerging Markets Small-Cap Equity Fund
	Class A
	Year Ended October 31, 2025	Year Ended October 31, 2024	Year Ended October 31, 2023	Year Ended October 31, 2022	Year Ended October 31, 2021
Net asset value at beginning of year	$13.90	$11.03	$10.07	$15.32	$10.99
Income (loss) from investment operations:
Net investment income (loss)	(0.03)	(0.07)	0.03[1]	0.06[1]	(0.18)
Net realized and unrealized gain (loss)	3.19	3.02	0.93	(5.15)	4.51
Total from investment operations	3.16	2.95	0.96	(5.09)	4.33
Less distributions:
From net investment income	(0.09)	(0.08)	—	—	—
From net realized gain	—	—	—	—	—
Tax return of capital	—	—	—	(0.16)	—
Total distributions	(0.09)	(0.08)	—	(0.16)	—
Net asset value at end of year	$16.97	$13.90	$11.03	$10.07	$15.32
Total return[2]	22.93%	26.83%	9.53%	(33.37)%	39.40%
Portfolio turnover rate[3]	64%	78%	79%	50%	77%
Net assets, end of year (in thousands)	$475	$424	$441	$393	$321
Ratios to average net assets:
Total expenses to average net assets:
Expenses before reimbursements	4.00%[4]	3.19%	3.29%	3.08%	2.75%
Expenses after reimbursements	1.55%[4]	1.52%	1.59%	1.77%	1.77%
Net investment income (loss) to average net assets:
Net investment loss before reimbursements	(2.51)%[4]	(1.81)%	(1.41)%	(0.78)%	(1.48)%
Net investment income (loss) after reimbursements	(0.06)%[4]	(0.14)%	0.29%	0.53%	(0.50)%
See accompanying notes to the financial statements.

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FINANCIAL HIGHLIGHTS
Ashmore Emerging Markets Small-Cap Equity Fund
	Class C
	Year Ended October 31, 2025	Year Ended October 31, 2024	Year Ended October 31, 2023	Year Ended October 31, 2022	Year Ended October 31, 2021
Net asset value at beginning of year	$14.18	$11.26	$10.36	$15.79	$11.40
Income (loss) from investment operations:
Net investment loss	(6.90)	(0.11)	(0.09)[1]	(0.06)[1]	(0.32)
Net realized and unrealized gain (loss)	10.00	3.03	0.99	(5.28)	4.71
Total from investment operations	3.10	2.92	0.90	(5.34)	4.39
Less distributions:
From net investment income	(0.07)	—	—	—	—
From net realized gain	—	—	—	—	—
Tax return of capital	—	—	—	(0.09)	—
Total distributions	(0.07)	—	—	(0.09)	—
Net asset value at end of year	$17.21	$14.18	$11.26	$10.36	$15.79
Total return[2]	21.99%	25.93%	8.69%	(33.91)%	38.51%
Portfolio turnover rate[3]	64%	78%	79%	50%	77%
Net assets, end of year (in thousands)	$13	$17	$14	$41	$162
Ratios to average net assets:
Total expenses to average net assets:
Expenses before reimbursements	4.71%[5]	3.97%	3.96%	3.72%	3.47%
Expenses after reimbursements	2.30%[5]	2.27%	2.34%	2.52%	2.52%
Net investment loss to average net assets:
Net investment loss before reimbursements	(3.29)%[5]	(2.50)%	(2.35)%	(1.67)%	(2.09)%
Net investment loss after reimbursements	(0.88)%[5]	(0.80)%	(0.73)%	(0.47)%	(1.14)%
See accompanying notes to the financial statements.

ASHMORE FUNDS
FINANCIAL HIGHLIGHTS
Ashmore Emerging Markets Small-Cap Equity Fund
	Institutional Class
	Year Ended October 31, 2025	Year Ended October 31, 2024	Year Ended October 31, 2023	Year Ended October 31, 2022	Year Ended October 31, 2021
Net asset value at beginning of year	$18.17	$14.38	$13.09	$19.82	$14.19
Income (loss) from investment operations:
Net investment income (loss)	0.07	0.04	0.08[1]	0.09[1]	(0.02)
Net realized and unrealized gain (loss)	4.13	3.85	1.21	(6.65)	5.65
Total from investment operations	4.20	3.89	1.29	(6.56)	5.63
Less distributions:
From net investment income	(0.10)	(0.10)	—	—	—
From net realized gain	—	—	—	—	—
Tax return of capital	—	—	—	(0.17)	—
Total distributions	(0.10)	(0.10)	—	(0.17)	—
Net asset value at end of year	$22.27	$18.17	$14.38	$13.09	$19.82
Total return[2]	23.25%	27.09%	9.85%	(33.21)%	39.68%
Portfolio turnover rate[3]	64%	78%	79%	50%	77%
Net assets, end of year (in thousands)	$5,772	$9,769	$8,043	$6,237	$10,994
Ratios to average net assets:
Total expenses to average net assets:
Expenses before reimbursements	3.62%[6]	2.97%	3.03%	2.77%	2.45%
Expenses after reimbursements	1.30%[6]	1.27%	1.34%	1.52%	1.52%
Net investment income (loss) to average net assets:
Net investment loss before reimbursements	(2.20)%[6]	(1.51)%	(1.18)%	(0.66)%	(1.02)%
Net investment income (loss) after reimbursements	0.12%[6]	0.19%	0.51%	0.59%	(0.09)%

[1]	Per share amounts are based on average number of shares outstanding during the period.
[2]	Assumes investment at net asset value at the beginning of the year, reinvestment of all distributions at net asset value on distribution date, and a complete redemption of the investment at net asset value at the end of the year, excluding the impact of sales charges.
[3]	The portfolio turnover rate is calculated by dividing the lesser of cost of purchases or proceeds from sales of long-term portfolio securities by the monthly average of the value of the long-term portfolio securities.
[4]	Ratios include legal expenses of $118 that are outside of the expense cap under the expense limitation agreement for the year ended October 31, 2025. Expense ratios would have been lower by 0.03% and Net investment income ratios would have been higher by 0.03% excluding these expenses.
[5]	Ratios include legal expenses of $5 that are outside of the expense cap under the expense limitation agreement for the year ended October 31, 2025. Expense ratios would have been lower by 0.03% and Net investment income ratios would have been higher by 0.04% excluding these expenses.
[6]	Ratios include legal expenses of $1,797 that are outside of the expense cap under the expense limitation agreement for the year ended October 31, 2025. Expense ratios would have been lower by 0.03% and Net investment income ratios would have been higher by 0.03% excluding these expenses.
See accompanying notes to the financial statements.

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FINANCIAL HIGHLIGHTS
Ashmore Emerging Markets Frontier Equity Fund
	Class A
	Year Ended October 31, 2025	Year Ended October 31, 2024	Year Ended October 31, 2023	Year Ended October 31, 2022	Year Ended October 31, 2021
Net asset value at beginning of year	$10.64	$8.13	$8.36	$10.13	$7.07
Income (loss) from investment operations:
Net investment income	0.23[1]	0.22	0.09	0.08[1]	0.02[1]
Net realized and unrealized gain (loss)	1.62	2.58	(0.14)	(1.67)	3.10
Total from investment operations	1.85	2.80	(0.05)	(1.59)	3.12
Less distributions:
From net investment income	(0.22)	(0.28)	(0.18)	(0.18)	(0.06)
From net realized gain	—	—	—	—	—
Tax return of capital	—	(0.01)	—	—	—
Total distributions	(0.22)	(0.29)	(0.18)	(0.18)	(0.06)
Net asset value at end of year	$12.27	$10.64	$8.13	$8.36	$10.13
Total return[2]	17.62%	34.75%	(0.72)%	(15.92)%	44.20%
Portfolio turnover rate[3]	76%	80%	94%	95%	87%
Net assets, end of year (in thousands)	$1,460	$2,337	$1,597	$3,018	$2,561
Ratios to average net assets:
Total expenses to average net assets:
Expenses before reimbursements	2.31%[4]	2.28%	2.27%	2.24%	2.11%
Expenses after reimbursements	1.81%[4]	1.77%	1.77%	1.77%	1.77%
Net investment income (loss) to average net assets:
Net investment income (loss) before reimbursements	1.53%[4]	1.50%	1.57%	0.49%	(0.09)%
Net investment income after reimbursements	2.03%[4]	2.01%	2.07%	0.96%	0.25%
See accompanying notes to the financial statements.

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FINANCIAL HIGHLIGHTS
Ashmore Emerging Markets Frontier Equity Fund
	Class C
	Year Ended October 31, 2025	Year Ended October 31, 2024	Year Ended October 31, 2023	Year Ended October 31, 2022	Year Ended October 31, 2021
Net asset value at beginning of year	$10.15	$7.78	$8.03	$9.75	$6.82
Income (loss) from investment operations:
Net investment income (loss)	0.10[1]	0.11	(0.02)	0.02[1]	(0.03)[1]
Net realized and unrealized gain (loss)	1.58	2.50	(0.10)	(1.62)	2.97
Total from investment operations	1.68	2.61	(0.12)	(1.60)	2.94
Less distributions:
From net investment income	(0.18)	(0.23)	(0.13)	(0.12)	(0.01)
From net realized gain	—	—	—	—	—
Tax return of capital	—	(0.01)	—	—	—
Total distributions	(0.18)	(0.24)	(0.13)	(0.12)	(0.01)
Net asset value at end of year	$11.65	$10.15	$7.78	$8.03	$9.75
Total return[2]	16.76%	33.73%	(1.51)%	(16.58)%	43.13%
Portfolio turnover rate[3]	76%	80%	94%	95%	87%
Net assets, end of year (in thousands)	$340	$267	$204	$293	$209
Ratios to average net assets:
Total expenses to average net assets:
Expenses before reimbursements	3.07%[5]	3.03%	3.04%	3.00%	2.89%
Expenses after reimbursements	2.55%[5]	2.52%	2.52%	2.52%	2.52%
Net investment income (loss) to average net assets:
Net investment income (loss) before reimbursements	0.43%[5]	0.76%	0.77%	(0.21)%	(0.77)%
Net investment income (loss) after reimbursements	0.95%[5]	1.27%	1.29%	0.27%	(0.40)%
See accompanying notes to the financial statements.

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FINANCIAL HIGHLIGHTS
Ashmore Emerging Markets Frontier Equity Fund
	Institutional Class
	Year Ended October 31, 2025	Year Ended October 31, 2024	Year Ended October 31, 2023	Year Ended October 31, 2022	Year Ended October 31, 2021
Net asset value at beginning of year	$12.50	$9.50	$9.73	$11.77	$8.20
Income (loss) from investment operations:
Net investment income	0.25[1]	0.25	0.24	0.11[1]	0.06[1]
Net realized and unrealized gain (loss)	1.95	3.06	(0.27)	(1.95)	3.58
Total from investment operations	2.20	3.31	(0.03)	(1.84)	3.64
Less distributions:
From net investment income	(0.23)	(0.30)	(0.20)	(0.20)	(0.07)
From net realized gain	—	—	—	—	—
Tax return of capital	—	(0.01)	—	—	—
Total distributions	(0.23)	(0.31)	(0.20)	(0.20)	(0.07)
Net asset value at end of year	$14.47	$12.50	$9.50	$9.73	$11.77
Total return[2]	17.85%	35.11%	(0.42)%	(15.78)%	44.50%
Portfolio turnover rate[3]	76%	80%	94%	95%	87%
Net assets, end of year (in thousands)	$99,569	$86,409	$61,026	$69,320	$77,540
Ratios to average net assets:
Total expenses to average net assets:
Expenses before reimbursements	2.07%[6]	2.03%	2.03%	1.98%	1.88%
Expenses after reimbursements	1.55%[6]	1.52%	1.52%	1.52%	1.52%
Net investment income to average net assets:
Net investment income before reimbursements	1.36%[6]	1.74%	1.73%	0.64%	0.23%
Net investment income after reimbursements	1.88%[6]	2.25%	2.24%	1.10%	0.59%

[1]	Per share amounts are based on average number of shares outstanding during the period.
[2]	Assumes investment at net asset value at the beginning of the year, reinvestment of all distributions at net asset value on distribution date, and a complete redemption of the investment at net asset value at the end of the year, excluding the impact of sales charges.
[3]	The portfolio turnover rate is calculated by dividing the lesser of cost of purchases or proceeds from sales of long-term portfolio securities by the monthly average of the value of the long-term portfolio securities.
[4]	Ratios include legal expenses of $779 that are outside of the expense cap under the expense limitation agreement for the year ended October 31, 2025. Expense ratios would have been lower by 0.04% and Net investment income ratios would have been higher by 0.03% excluding these expenses.
[5]	Ratios include legal expenses of $113 that are outside of the expense cap under the expense limitation agreement for the year ended October 31, 2025. Expense ratios would have been lower by 0.03% and Net investment income ratios would have been higher by 0.03% excluding these expenses.
[6]	Ratios include legal expenses of $31,844 that are outside of the expense cap under the expense limitation agreement for the year ended October 31, 2025. Expense ratios would have been lower by 0.03% and Net investment income ratios would have been higher by 0.03% excluding these expenses.
See accompanying notes to the financial statements.

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FINANCIAL HIGHLIGHTS
Ashmore Emerging Markets Equity Fund
	Class A
	Year Ended October 31, 2025	Year Ended October 31, 2024	Year Ended October 31, 2023	Year Ended October 31, 2022	Year Ended October 31, 2021
Net asset value at beginning of year	$11.67	$9.28	$8.29	$16.77	$13.08
Income (loss) from investment operations:
Net investment income (loss)	0.07	0.08[1]	0.10[1]	0.13	(0.06)[1]
Net realized and unrealized gain (loss)	3.14	2.32	1.01	(5.67)	4.07
Total from investment operations	3.21	2.40	1.11	(5.54)	4.01
Less distributions:
From net investment income	(0.09)	(0.01)	(0.12)	(0.09)	(0.10)
From net realized gain	—	—	—	(2.83)	(0.22)
Tax return of capital	—	—	—	(0.02)	—
Total distributions	(0.09)	(0.01)	(0.12)	(2.94)	(0.32)
Net asset value at end of year	$14.79	$11.67	$9.28	$8.29	$16.77
Total return[2]	27.66%	25.91%	13.26%	(39.01)%	30.92%
Portfolio turnover rate[3]	69%	103%	79%	85%	77%
Net assets, end of year (in thousands)	$46,717	$36,317	$4,469	$3,081	$3,872
Ratios to average net assets:
Total expenses to average net assets:
Expenses before reimbursements	1.65%[4]	1.76%	1.69%	1.65%	1.56%
Expenses after reimbursements	1.30%[4]	1.27%	1.32%	1.42%	1.42%
Net investment income (loss) to average net assets:
Net investment income (loss) before reimbursements	0.19%[4]	0.22%	0.59%	0.75%	(0.48)%
Net investment income (loss) after reimbursements	0.54%[4]	0.71%	0.96%	0.98%	(0.34)%
See accompanying notes to the financial statements.

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Ashmore Emerging Markets Equity Fund
	Class C
	Year Ended October 31, 2025	Year Ended October 31, 2024	Year Ended October 31, 2023	Year Ended October 31, 2022	Year Ended October 31, 2021
Net asset value at beginning of year	$10.75	$8.61	$7.70	$15.80	$12.39
Income (loss) from investment operations:
Net investment income (loss)	(0.03)	(0.03)[1]	0.03[1]	0.02	(0.16)[1]
Net realized and unrealized gain (loss)	2.90	2.17	0.93	(5.25)	3.86
Total from investment operations	2.87	2.14	0.96	(5.23)	3.70
Less distributions:
From net investment income	(0.03)	(—)[5]	(0.05)	(0.03)	(0.07)
From net realized gain	—	—	—	(2.83)	(0.22)
Tax return of capital	—	—	—	(0.01)	—
Total distributions	(0.03)	—	(0.05)	(2.87)	(0.29)
Net asset value at end of year	$13.59	$10.75	$8.61	$7.70	$15.80
Total return[2]	26.79%	24.90%	12.45%	(39.46)%	30.13%
Portfolio turnover rate[3]	69%	103%	79%	85%	77%
Net assets, end of year (in thousands)	$85	$67	$70	$105	$107
Ratios to average net assets:
Total expenses to average net assets:
Expenses before reimbursements	2.40%[6]	2.48%	2.45%	2.42%	2.29%
Expenses after reimbursements	2.05%[6]	2.02%	2.07%	2.17%	2.17%
Net investment income (loss) to average net assets:
Net investment income (loss) before reimbursements	(0.54)%[6]	(0.73)%	(0.09)%	0.12%	(1.11)%
Net investment income (loss) after reimbursements	(0.19)%[6]	(0.27)%	0.29%	0.37%	(0.99)%
See accompanying notes to the financial statements.

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FINANCIAL HIGHLIGHTS
Ashmore Emerging Markets Equity Fund
	Institutional Class
	Year Ended October 31, 2025	Year Ended October 31, 2024	Year Ended October 31, 2023	Year Ended October 31, 2022	Year Ended October 31, 2021
Net asset value at beginning of year	$11.24	$8.93	$7.97	$16.23	$12.65
Income (loss) from investment operations:
Net investment income (loss)	0.10	0.08[1]	0.12[1]	0.17	(0.02)[1]
Net realized and unrealized gain (loss)	3.02	2.26	0.98	(5.47)	3.92
Total from investment operations	3.12	2.34	1.10	(5.30)	3.90
Less distributions:
From net investment income	(0.11)	(0.03)	(0.14)	(0.11)	(0.10)
From net realized gain	—	—	—	(2.83)	(0.22)
Tax return of capital	—	—	—	(0.02)	—
Total distributions	(0.11)	(0.03)	(0.14)	(2.96)	(0.32)
Net asset value at end of year	$14.25	$11.24	$8.93	$7.97	$16.23
Total return[2]	27.98%	26.19%	13.65%	(38.85)%	31.24%
Portfolio turnover rate[3]	69%	103%	79%	85%	77%
Net assets, end of year (in thousands)	$197,270	$126,172	$88,044	$90,921	$116,727
Ratios to average net assets:
Total expenses to average net assets:
Expenses before reimbursements	1.40%[7]	1.49%	1.44%	1.41%	1.32%
Expenses after reimbursements	1.05%[7]	1.02%	1.07%	1.17%	1.17%
Net investment income (loss) to average net assets:
Net investment income (loss) before reimbursements	0.45%[7]	0.29%	0.84%	1.10%	(0.26)%
Net investment income (loss) after reimbursements	0.80%[7]	0.76%	1.21%	1.34%	(0.11)%

[1]	Per share amounts are based on average number of shares outstanding during the period.
[2]	Assumes investment at net asset value at the beginning of the year, reinvestment of all distributions at net asset value on distribution date, and a complete redemption of the investment at net asset value at the end of the year, excluding the impact of sales charges.
[3]	The portfolio turnover rate is calculated by dividing the lesser of cost of purchases or proceeds from sales of long-term portfolio securities by the monthly average of the value of the long-term portfolio securities.
[4]	Ratios include legal expenses of $12,265 that are outside of the expense cap under the expense limitation agreement for the year ended October 31, 2025. Expense ratios would have been lower by 0.03% and Net investment income ratios would have been higher by 0.04% excluding these expenses.
[5]	Amount is less than $0.005 per share.
[6]	Ratios include legal expenses of $24 that are outside of the expense cap under the expense limitation agreement for the year ended October 31, 2025. Expense ratios would have been lower by 0.03% and Net investment income ratios would have been higher by 0.03% excluding these expenses.
[7]	Ratios include legal expenses of $47,894 that are outside of the expense cap under the expense limitation agreement for the year ended October 31, 2025. Expense ratios would have been lower by 0.03% and Net investment income ratios would have been higher by 0.04% excluding these expenses.
See accompanying notes to the financial statements.

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FINANCIAL HIGHLIGHTS
Ashmore Emerging Markets Equity ESG Fund
	Class A
	Year Ended October 31, 2025	Year Ended October 31, 2024	Year Ended October 31, 2023	Year Ended October 31, 2022	Year Ended October 31, 2021
Net asset value at beginning of year	$10.89	$8.64	$7.61	$14.91	$12.05
Income (loss) from investment operations:
Net investment income (loss)	0.06	0.01	0.03	0.01	(0.09)
Net realized and unrealized gain (loss)	3.04	2.24	1.06	(5.27)	3.04
Total from investment operations	3.10	2.25	1.09	(5.26)	2.95
Less distributions:
From net investment income	(0.07)	(—)[1]	(0.06)	—	(0.09)
From net realized gain	—	—	—	(2.03)	—
Tax return of capital	—	—	—	(0.01)	—
Total distributions	(0.07)	—	(0.06)	(2.04)	(0.09)
Net asset value at end of year	$13.92	$10.89	$8.64	$7.61	$14.91
Total return[2]	28.63%	26.09%	14.21%	(40.26)%	24.50%
Portfolio turnover rate[3]	55%	65%	51%	49%	55%
Net assets, end of year (in thousands)	$2	$1	$1	$1	$2
Ratios to average net assets:
Total expenses to average net assets:
Expenses before reimbursements	2.29%	2.43%	2.49%	2.49%	2.39%
Expenses after reimbursements	1.27%	1.27%	1.32%	1.42%	1.42%
Net investment income (loss) to average net assets:
Net investment loss before reimbursements	(0.51)%	(1.03)%	(0.95)%	(1.12)%	(1.56)%
Net investment income (loss) after reimbursements	0.51%	0.13%	0.22%	(0.05)%	(0.59)%
See accompanying notes to the financial statements.

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FINANCIAL HIGHLIGHTS
Ashmore Emerging Markets Equity ESG Fund
	Class C
	Year Ended October 31, 2025	Year Ended October 31, 2024	Year Ended October 31, 2023	Year Ended October 31, 2022	Year Ended October 31, 2021
Net asset value at beginning of year	$10.59	$8.45	$7.47	$14.77	$12.00
Income (loss) from investment operations:
Net investment loss	(0.03)	(0.06)	(0.05)	(0.04)	(0.20)
Net realized and unrealized gain (loss)	2.96	2.20	1.05	(5.23)	3.05
Total from investment operations	2.93	2.14	1.00	(5.27)	2.85
Less distributions:
From net investment income	(0.01)	—	(0.02)	—	(0.08)
From net realized gain	—	—	—	(2.03)	—
Tax return of capital	—	—	—	—	—
Total distributions	(0.01)	—	(0.02)	(2.03)	(0.08)
Net asset value at end of year	$13.51	$10.59	$8.45	$7.47	$14.77
Total return[2]	27.71%	25.33%	13.32%	(40.76)%	23.81%
Portfolio turnover rate[3]	55%	65%	51%	49%	55%
Net assets, end of year (in thousands)	$1	$1	$1	$1	$1
Ratios to average net assets:
Total expenses to average net assets:
Expenses before reimbursements	2.97%	3.14%	3.22%	3.22%	3.14%
Expenses after reimbursements	2.02%	2.02%	2.07%	2.17%	2.17%
Net investment loss to average net assets:
Net investment loss before reimbursements	(1.21)%	(1.77)%	(1.70)%	(1.85)%	(2.32)%
Net investment loss after reimbursements	(0.26)%	(0.65)%	(0.55)%	(0.80)%	(1.35)%
See accompanying notes to the financial statements.

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FINANCIAL HIGHLIGHTS
Ashmore Emerging Markets Equity ESG Fund
	Institutional Class
	Year Ended October 31, 2025	Year Ended October 31, 2024	Year Ended October 31, 2023	Year Ended October 31, 2022	Year Ended October 31, 2021
Net asset value at beginning of year	$10.99	$8.69	$7.65	$14.96	$12.06
Income (loss) from investment operations:
Net investment income (loss)	0.08	0.04	0.05	0.03	(0.05)
Net realized and unrealized gain (loss)	3.08	2.27	1.06	(5.29)	3.04
Total from investment operations	3.16	2.31	1.11	(5.26)	2.99
Less distributions:
From net investment income	(0.10)	(0.01)	(0.07)	—	(0.09)
From net realized gain	—	—	—	(2.03)	—
Tax return of capital	—	—	—	(0.02)	—
Total distributions	(0.10)	(0.01)	(0.07)	(2.05)	(0.09)
Net asset value at end of year	$14.05	$10.99	$8.69	$7.65	$14.96
Total return[2]	28.97%	26.54%	14.45%	(40.10)%	24.82%
Portfolio turnover rate[3]	55%	65%	51%	49%	55%
Net assets, end of year (in thousands)	$16,512	$12,836	$10,149	$8,884	$15,041
Ratios to average net assets:
Total expenses to average net assets:
Expenses before reimbursements	1.97%[4]	2.21%	2.19%	2.12%	2.16%
Expenses after reimbursements	1.05%[4]	1.02%	1.07%	1.17%	1.17%
Net investment income (loss) to average net assets:
Net investment loss before reimbursements	(0.20)%[4]	(0.80)%	(0.63)%	(0.74)%	(1.34)%
Net investment income (loss) after reimbursements	0.72%[4]	0.39%	0.49%	0.21%	(0.35)%

[1]	Amount is less than $0.005 per share.
[2]	Assumes investment at net asset value at the beginning of the year, reinvestment of all distributions at net asset value on distribution date, and a complete redemption of the investment at net asset value at the end of the year, excluding the impact of sales charges.
[3]	The portfolio turnover rate is calculated by dividing the lesser of cost of purchases or proceeds from sales of long-term portfolio securities by the monthly average of the value of the long-term portfolio securities.
[4]	Ratios include legal expenses of $4,496 that are outside of the expense cap under the expense limitation agreement for the year ended October 31, 2025. Expense ratios would have been lower by 0.03% and Net investment income ratios would have been higher by 0.03% excluding these expenses.
See accompanying notes to the financial statements.

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Ashmore Emerging Markets Debt Fund
	Class A
	Year Ended October 31, 2025	Year Ended October 31, 2024	Year Ended October 31, 2023	Year Ended October 31, 2022	Year Ended October 31, 2021
Net asset value at beginning of year	$8.35	$7.34	$7.52	$9.90	$9.85
Income (loss) from investment operations:
Net investment income	0.48	0.50	0.37	0.30	0.32
Net realized and unrealized gain (loss)	0.62	1.00	(0.11)	(2.37)	0.06
Total from investment operations	1.10	1.50	0.26	(2.07)	0.38
Less distributions:
From net investment income	(0.46)	(0.49)	(0.41)	(0.31)	(0.33)
From net realized gain	—	—	—	—	—
Tax return of capital	—	—	(0.03)	—	—
Total distributions	(0.46)	(0.49)	(0.44)	(0.31)	(0.33)
Net asset value at end of year	$8.99	$8.35	$7.34	$7.52	$9.90
Total return[1]	13.74%	20.72%	3.31%	(21.27)%	3.85%
Portfolio turnover rate[2]	30%	29%	109%	53%	44%
Net assets, end of year (in thousands)	$1	$1	$1	$1	$1
Ratios to average net assets:
Total expenses to average net assets:
Expenses before reimbursements	1.87%	2.03%	1.74%	1.56%	1.77%
Expenses after reimbursements	0.92%	0.92%	0.96%	0.97%	0.97%
Net investment income to average net assets:
Net investment income before reimbursements	4.83%	4.91%	4.02%	2.87%	2.42%
Net investment income after reimbursements	5.78%	6.02%	4.80%	3.46%	3.22%
See accompanying notes to the financial statements.

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Ashmore Emerging Markets Debt Fund
	Class C
	Year Ended October 31, 2025	Year Ended October 31, 2024	Year Ended October 31, 2023	Year Ended October 31, 2022	Year Ended October 31, 2021
Net asset value at beginning of year	$8.35	$7.34	$7.52	$9.90	$9.85
Income (loss) from investment operations:
Net investment income	0.41	0.44	0.32	0.24	0.25
Net realized and unrealized gain (loss)	0.64	1.00	(0.11)	(2.38)	0.05
Total from investment operations	1.05	1.44	0.21	(2.14)	0.30
Less distributions:
From net investment income	(0.41)	(0.43)	(0.36)	(0.24)	(0.25)
From net realized gain	—	—	—	—	—
Tax return of capital	—	—	(0.03)	—	—
Total distributions	(0.41)	(0.43)	(0.39)	(0.24)	(0.25)
Net asset value at end of year	$8.99	$8.35	$7.34	$7.52	$9.90
Total return[1]	13.02%	19.82%	2.59%	(21.84)%	3.08%
Portfolio turnover rate[2]	30%	29%	109%	53%	44%
Net assets, end of year (in thousands)	$1	$1	$1	$1	$1
Ratios to average net assets:
Total expenses to average net assets:
Expenses before reimbursements	2.67%	2.59%	2.17%	2.12%	2.49%
Expenses after reimbursements	1.67%	1.67%	1.71%	1.72%	1.72%
Net investment income to average net assets:
Net investment income before reimbursements	4.14%	4.36%	3.67%	2.34%	1.70%
Net investment income after reimbursements	5.14%	5.28%	4.13%	2.74%	2.47%
See accompanying notes to the financial statements.

ASHMORE FUNDS
FINANCIAL HIGHLIGHTS
Ashmore Emerging Markets Debt Fund
	Institutional Class
	Year Ended October 31, 2025	Year Ended October 31, 2024	Year Ended October 31, 2023	Year Ended October 31, 2022	Year Ended October 31, 2021
Net asset value at beginning of year	$8.37	$7.35	$7.53	$9.90	$9.85
Income (loss) from investment operations:
Net investment income	0.49	0.51	0.38	0.32	0.35
Net realized and unrealized gain (loss)	0.62	1.01	(0.11)	(2.37)	0.05
Total from investment operations	1.11	1.52	0.27	(2.05)	0.40
Less distributions:
From net investment income	(0.47)	(0.50)	(0.42)	(0.32)	(0.35)
From net realized gain	—	—	—	—	—
Tax return of capital	—	—	(0.03)	—	—
Total distributions	(0.47)	(0.50)	(0.45)	(0.32)	(0.35)
Net asset value at end of year	$9.01	$8.37	$7.35	$7.53	$9.90
Total return[1]	13.86%	20.93%	3.41%	(21.02)%	4.03%
Portfolio turnover rate[2]	30%	29%	109%	53%	44%
Net assets, end of year (in thousands)	$21,721	$19,414	$16,347	$16,042	$20,442
Ratios to average net assets:
Total expenses to average net assets:
Expenses before reimbursements	1.44%[3]	1.59%[3]	1.31%	1.19%	1.48%
Expenses after reimbursements	0.74%[3]	0.68%[3]	0.71%	0.72%	0.72%
Net investment income to average net assets:
Net investment income before reimbursements	5.21%[3]	5.20%[3]	4.34%	3.21%	2.66%
Net investment income after reimbursements	5.91%[3]	6.11%[3]	4.94%	3.68%	3.42%

[1]	Assumes investment at net asset value at the beginning of the year, reinvestment of all distributions at net asset value on distribution date, and a complete redemption of the investment at net asset value at the end of the year, excluding the impact of sales charges.
[2]	The portfolio turnover rate is calculated by dividing the lesser of cost of purchases or proceeds from sales of long-term portfolio securities by the monthly average of the value of the long-term portfolio securities.
[3]	Ratios include legal expenses of $13,519 and $2,091 that are outside of the expense cap under the expense limitation agreement for the year ended October 31, 2025 and 2024. Expense ratios would have been lower by 0.07% and 0.01% and Net investment income ratios would have been higher by 0.06% and 0.01% excluding these expenses.
See accompanying notes to the financial statements.

ASHMORE FUNDS
FINANCIAL HIGHLIGHTS
Ashmore Emerging Markets Equity ex China Fund
	Class A
	Year Ended October 31, 2025	Period Ended October 31, 2024[1]
Net asset value at beginning of period	$9.91	$10.00
Income (loss) from investment operations:
Net investment income	0.08	0.03
Net realized and unrealized gain (loss)	2.69	(0.09)
Total from investment operations	2.77	(0.06)
Less distributions:
From net investment income	(0.07)	(0.03)
From net realized gain	—	—
Tax return of capital	—	—
Total distributions	(0.07)	(0.03)
Net asset value at end of period	$12.61	$9.91
Total return[2]	28.18%	(0.60)%
Portfolio turnover rate[3]	63%	22%
Net assets, end of period (in thousands)	$1	$1
Ratios to average net assets:[4]
Total expenses to average net assets:
Expenses before reimbursements	4.25%	4.60%
Expenses after reimbursements	1.27%	1.27%
Net investment income (loss) to average net assets:
Net investment loss before reimbursements	(2.25)%	(2.49)%
Net investment income after reimbursements	0.73%	0.84%
See accompanying notes to the financial statements.

ASHMORE FUNDS
FINANCIAL HIGHLIGHTS
Ashmore Emerging Markets Equity ex China Fund
	Class C
	Year Ended October 31, 2025	Period Ended October 31, 2024[1]
Net asset value at beginning of period	$9.89	$10.00
Income (loss) from investment operations:
Net investment income (loss)	(0.01)	0.02
Net realized and unrealized gain (loss)	2.69	(0.11)
Total from investment operations	2.68	(0.09)
Less distributions:
From net investment income	(0.05)	(0.02)
From net realized gain	—	—
Tax return of capital	—	—
Total distributions	(0.05)	(0.02)
Net asset value at end of period	$12.52	$9.89
Total return[2]	27.24%	(0.87)%
Portfolio turnover rate[3]	63%	22%
Net assets, end of period (in thousands)	$1	$1
Ratios to average net assets:[4]
Total expenses to average net assets:
Expenses before reimbursements	4.85%	5.23%
Expenses after reimbursements	2.02%	2.02%
Net investment loss to average net assets:
Net investment loss before reimbursements	(2.88)%	(3.56)%
Net investment loss after reimbursements	(0.05)%	(0.35)%
See accompanying notes to the financial statements.

ASHMORE FUNDS
FINANCIAL HIGHLIGHTS
Ashmore Emerging Markets Equity ex China Fund
	Institutional Class
	Year Ended October 31, 2025	Period Ended October 31, 2024[1]
Net asset value at beginning of period	$9.92	$10.00
Income (loss) from investment operations:
Net investment income	0.10	0.03
Net realized and unrealized gain (loss)	2.70	(0.08)
Total from investment operations	2.80	(0.05)
Less distributions:
From net investment income	(0.08)	(0.03)
From net realized gain	—	—
Tax return of capital	—	—
Total distributions	(0.08)	(0.03)
Net asset value at end of period	$12.64	$9.92
Total return[2]	28.42%	(0.47)%
Portfolio turnover rate[3]	63%	22%
Net assets, end of period (in thousands)	$9,535	$7,439
Ratios to average net assets:[4]
Total expenses to average net assets:
Expenses before reimbursements	3.88%	4.37%
Expenses after reimbursements	1.05%	1.02%
Net investment income (loss) to average net assets:
Net investment loss before reimbursements	(1.88)%	(2.51)%
Net investment income after reimbursements	0.95%[5]	0.84%

[1]	Class A, Class C and the Institutional Class commenced investment operations on June 11, 2024.
[2]	Assumes investment at net asset value at the beginning of the period, reinvestment of distributions at net asset value on distribution date, and a complete redemption of the investment at net asset value at the end of the period, excluding the impact of sales charges. Total return is not annualized for periods less than one year.
[3]	The portfolio turnover rate is calculated by dividing the lesser of cost of purchases or proceeds from sales of long-term portfolio securities by the monthly average of the value of the long-term portfolio securities. Portfolio turnover is not annualized for periods less than one year.
[4]	Annualized for periods less than one year.
[5]	Ratios include legal expenses of $2,583 that are outside of the expense cap under the expense limitation agreement for the year ended October 31, 2025. Expense ratios would have been lower by 0.03% and Net investment income ratios would have been higher by 0.03% excluding these expenses.
See accompanying notes to the financial statements.

ASHMORE EMERGING MARKETS TOTAL RETURN FUND
SCHEDULE OF INVESTMENTS
As of October 31, 2025
	Currency[1]	Par	Value	% of Net Assets
Debt Securities
Angola (Cost $524,803)
Angola (Rep of), 8.750%, 04/14/2032		200,000	$187,562	0.25
Angola (Rep of), 9.875%, 10/15/2035[2]		200,000	193,562	0.25
Angola (Rep of), 9.125%, 11/26/2049		208,000	174,720	0.23
			555,844	0.73
Argentina (Cost $1,200,144)
Argentina (Rep of), 1.000%, 07/09/2029		180,717	153,971	0.20
Argentina (Rep of), (Step to 1.750% on 07/09/27), 0.750%, 07/09/2030[3]		1,143,844	936,236	1.23
Argentina (Rep of), (Step to 4.750% on 07/09/27), 4.125%, 07/09/2035[3]		699,973	490,681	0.64
Argentina (Rep of), 5.000%, 01/09/2038		272,108	199,727	0.26
Argentina (Rep of), (Step to 4.875% on 07/09/29), 3.500%, 07/09/2041[3]		246,468	160,451	0.21
			1,941,066	2.54
Armenia (Cost $195,271)
Armenia (Rep of), 6.750%, 03/12/2035		200,000	208,100	0.27
			208,100	0.27
Azerbaijan (Cost $402,600)
Southern Gas Corridor CJSC, 6.875%, 03/24/2026		396,000	399,045	0.52
			399,045	0.52
Bahrain (Cost $750,014)
Bahrain (Rep of), 5.625%, 09/30/2031		260,000	260,780	0.34
Bahrain (Rep of), 6.625%, 10/06/2037[2]		202,000	204,575	0.27
Bahrain (Rep of), 7.500%, 09/20/2047		324,000	347,895	0.46
			813,250	1.07
Benin (Cost $195,938)
Benin (Rep of), 8.375%, 01/23/2041		200,000	213,020	0.28
			213,020	0.28
Brazil (Cost $5,070,081)
Brazil (Rep of), 4.625%, 01/13/2028		240,000	240,840	0.31
Brazil (Rep of), 6.000%, 10/20/2033		200,000	204,300	0.27
Brazil (Rep of), 6.625%, 03/15/2035		200,000	208,400	0.27
Brazil (Rep of), 7.250%, 01/12/2056		465,000	470,891	0.62
Brazil Letras do Tesouro Nacional, 0.000%, 01/01/2029[4]	BRL	1,222,900	1,542,597	2.02
Brazil Letras do Tesouro Nacional, 0.000%, 01/01/2030[4]	BRL	20,146,000	2,234,104	2.93
Brazil Letras do Tesouro Nacional, 0.000%, 01/01/2032[4]	BRL	500,000	424,572	0.56
			5,325,704	6.98
Bulgaria (Cost $23,127)
Bulgaria (Rep of), 5.000%, 03/05/2037		24,000	24,003	0.03
			24,003	0.03
See accompanying notes to the financial statements.

ASHMORE EMERGING MARKETS TOTAL RETURN FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
As of October 31, 2025
	Currency[1]	Par	Value	% of Net Assets
Chile (Cost $1,548,633)
Chile (Rep of), 4.950%, 01/05/2036		410,637	$415,565	0.54
Chile (Rep of), 3.100%, 05/07/2041		360,000	278,910	0.37
Chile (Rep of), 3.100%, 01/22/2061		354,000	224,879	0.29
Corp. Nacional del Cobre de Chile, 5.625%, 10/18/2043		243,000	235,178	0.31
Empresa de Transporte de Pasajeros Metro S.A., 4.700%, 05/07/2050		283,000	252,996	0.33
			1,407,528	1.84
China (Cost $19,541,988)
Central China Real Estate Ltd., 7.650%, 08/27/2023[5,6]		1,900,000	53,200	0.07
Central China Real Estate Ltd., 7.900%, 11/07/2023[5,6]		1,910,000	53,480	0.07
Central China Real Estate Ltd., 7.250%, 08/13/2024[5,6]		3,666,000	109,980	0.14
Central China Real Estate Ltd., 7.650%, 08/27/2025[5,6]		1,667,000	46,676	0.06
China (Rep of), 1.830%, 08/25/2035	CNY	4,880,000	688,140	0.90
China (Rep of), 2.150%, 08/25/2055	CNY	1,280,000	179,547	0.24
China SCE Group Holdings Ltd., 7.375%, 04/09/2024[5,6]		1,800,000	76,500	0.10
China SCE Group Holdings Ltd., 5.950%, 09/29/2024[5,6]		1,180,000	50,150	0.07
China SCE Group Holdings Ltd., 7.000%, 05/02/2025[5,6]		1,330,000	56,525	0.07
China SCE Group Holdings Ltd., 6.000%, 02/04/2026[5]		727,000	30,897	0.04
Fantasia Holdings Group Co. Ltd., 15.000%, 12/18/2021[2,5,6]		4,515,000	67,725	0.09
Fantasia Holdings Group Co. Ltd., 7.950%, 07/05/2022[2,5,6]		5,635,000	84,525	0.11
Fantasia Holdings Group Co. Ltd., 12.250%, 10/18/2022[2,5,6]		1,189,000	17,835	0.02
Fantasia Holdings Group Co. Ltd., 10.875%, 01/09/2023[5,6]		1,975,000	29,625	0.04
Kaisa Group Holdings Ltd., 0.000%, 12/31/2025[2,4]		150,388	4,096	0.01
Kaisa Group Holdings Ltd., 0.000%, 12/31/2026[2,4]		200,502	2,678	—
Kaisa Group Holdings Ltd., 5.000%, 11/30/2027[2]		39,484	3,108	—
Kaisa Group Holdings Ltd., 7.721%, 12/28/2027[2,7]		200,502	5,012	0.01
Kaisa Group Holdings Ltd., 0.000%, 12/31/2027[2,4]		250,639	2,569	—
Kaisa Group Holdings Ltd., 6.250%, 12/28/2028[2,7]		300,753	5,789	0.01
Kaisa Group Holdings Ltd., 0.000%, 12/31/2028[2,4]		401,005	2,506	—
Kaisa Group Holdings Ltd., 6.500%, 12/28/2029[2,7]		501,256	10,777	0.01
Kaisa Group Holdings Ltd., 0.000%, 12/31/2029[2,4]		401,005	9,023	0.01
Kaisa Group Holdings Ltd., 6.750%, 12/28/2030[2,7]		601,507	12,331	0.02
Kaisa Group Holdings Ltd., 0.000%, 12/31/2030[2,4]		501,256	8,526	0.01
Kaisa Group Holdings Ltd., 7.000%, 12/28/2031[2,7]		902,262	18,045	0.02
Kaisa Group Holdings Ltd., 0.000%, 12/31/2031[2,4]		501,256	6,266	0.01
Kaisa Group Holdings Ltd., 7.250%, 12/28/2032[2,7]		845,397	13,738	0.02
Kaisa Group Holdings Ltd., 0.000%, 12/31/2032[2,4]		945,649	11,678	0.02
KWG Group Holdings Ltd., 6.000%, 01/14/2024[5,6]		150,000	9,375	0.01
Sinopec Group Overseas Development 2018 Ltd., 2.700%, 05/13/2030		282,000	268,509	0.35
Sunac China Holdings Ltd., 6.000%, 09/30/2025[2,5,6,7]		242,011	36,302	0.05
Sunac China Holdings Ltd., 6.250%, 09/30/2026[2,5,7]		242,599	36,106	0.05
Sunac China Holdings Ltd., 6.500%, 09/30/2027[2,5,7]		243,156	36,186	0.05
Sunac China Holdings Ltd., 6.750%, 09/30/2028[2,5,7]		390,696	58,628	0.08
Sunac China Holdings Ltd., 7.000%, 09/30/2029[2,5,7]		554,417	82,431	0.11
See accompanying notes to the financial statements.

ASHMORE EMERGING MARKETS TOTAL RETURN FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
As of October 31, 2025
	Currency[1]	Par	Value	% of Net Assets
China (continued)
Sunac China Holdings Ltd., 7.250%, 09/30/2030[2,5,7]		2,551,679	$216,812	0.28
Yuzhou Group Holdings Co. Ltd., 7.000%, (100% Cash), 06/30/2027[7]		568,204	66,787	0.09
Yuzhou Group Holdings Co. Ltd., 4.000%, (100% Cash), 06/30/2028[7]		481,750	14,443	0.02
Yuzhou Group Holdings Co. Ltd., 4.500%, (100% Cash), 06/30/2029[7]		838,879	18,866	0.02
Yuzhou Group Holdings Co. Ltd., 5.000%, (100% Cash), 06/30/2030[7]		1,119,693	22,405	0.03
Yuzhou Group Holdings Co. Ltd., 5.500%, (100% Cash), 06/30/2031[7]		1,570,668	11,796	0.02
Yuzhou Group Holdings Co. Ltd., 1.000%, (100% Cash), 06/30/2034[7]		533,130	640	—
Zhenro Properties Group Ltd., 8.700%, 08/03/2022[5,6]		1,110,000	2,775	—
Zhenro Properties Group Ltd., 8.000%, 03/06/2023[5,6]		1,532,000	3,830	0.01
Zhenro Properties Group Ltd., 9.150%, 05/06/2023[5,6]		400,000	1,000	—
Zhenro Properties Group Ltd., 8.300%, 09/15/2023[5,6]		3,158,000	7,895	0.01
Zhenro Properties Group Ltd., 8.350%, 03/10/2024[5,6]		387,000	968	—
Zhenro Properties Group Ltd., 7.875%, 04/14/2024[5,6]		3,591,000	8,977	0.01
Zhenro Properties Group Ltd., 7.100%, 09/10/2024[5,6]		4,406,000	11,015	0.01
Zhenro Properties Group Ltd., 7.350%, 02/05/2025[5,6]		8,407,000	21,017	0.03
Zhenro Properties Group Ltd., 17.254%, 11/30/2025[5]		1,360,000	3,808	—
Zhenro Properties Group Ltd., 6.630%, 01/07/2026[5]		2,065,000	5,163	0.01
Zhenro Properties Group Ltd., 6.700%, 08/04/2026[5]		5,713,000	14,282	0.02
			2,620,963	3.43
Colombia (Cost $1,626,343)
Colombia (Rep of), 5.625%, 02/26/2044		250,000	208,500	0.27
Colombia (Rep of), 5.000%, 06/15/2045		344,000	262,644	0.34
Colombian TES, 7.750%, 09/18/2030	COP	601,600,000	136,074	0.18
Colombian TES, 7.000%, 03/26/2031	COP	2,867,800,000	613,784	0.81
Colombian TES, 13.250%, 02/09/2033	COP	1,521,800,000	422,553	0.55
			1,643,555	2.15
Costa Rica (Cost $413,166)
Costa Rica (Rep of), 6.125%, 02/19/2031		201,000	209,945	0.28
Costa Rica (Rep of), 7.000%, 04/04/2044		200,000	216,800	0.28
			426,745	0.56
Czech Republic (Cost $2,991,051)
Czech (Rep of), 5.000%, 09/30/2030	CZK	6,890,000	339,860	0.44
Czech (Rep of), 1.750%, 06/23/2032	CZK	4,310,000	175,181	0.23
Czech (Rep of), 4.900%, 04/14/2034	CZK	1,710,000	83,590	0.11
Czech (Rep of), 1.950%, 07/30/2037	CZK	6,300,000	225,874	0.30
New World Resources N.V., 8.000%, 04/07/2020[5,6,8]	EUR	1,938,518	—	—
New World Resources N.V., 4.000%, 10/07/2020[5,6,8]	EUR	669,526	—	—
			824,505	1.08
See accompanying notes to the financial statements.

ASHMORE EMERGING MARKETS TOTAL RETURN FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
As of October 31, 2025
	Currency[1]	Par	Value	% of Net Assets
Dominican Republic (Cost $1,518,572)
Dominican (Rep of), 6.000%, 07/19/2028		198,000	$203,742	0.27
Dominican (Rep of), 4.875%, 09/23/2032		490,000	469,343	0.61
Dominican (Rep of), 5.300%, 01/21/2041		294,000	268,128	0.35
Dominican (Rep of), 6.500%, 02/15/2048		222,000	225,108	0.30
Dominican (Rep of), 6.400%, 06/05/2049		156,000	155,847	0.20
Dominican (Rep of), 5.875%, 01/30/2060		300,000	272,532	0.36
Dominican Republic Central Bank Notes, 13.000%, 01/30/2026	DOP	3,350,000	52,558	0.07
			1,647,258	2.16
Ecuador (Cost $221,385)
Ecuador (Rep of), 6.900%, 07/31/2035		275,000	210,324	0.27
Ecuador (Rep of), (Step to 5.500% on 07/31/26), 5.000%, 07/31/2040[3]		197,684	134,389	0.18
			344,713	0.45
Egypt (Cost $1,654,487)
Egypt (Rep of), 23.440%, 07/01/2028	EGP	9,291,000	196,893	0.26
Egypt (Rep of), 23.381%, 08/26/2028	EGP	8,593,000	183,347	0.24
Egypt (Rep of), 7.625%, 05/29/2032		239,000	242,824	0.32
Egypt (Rep of), 8.500%, 01/31/2047		399,000	367,954	0.48
Egypt (Rep of), 7.903%, 02/21/2048		350,000	303,861	0.40
Egypt (Rep of), 8.700%, 03/01/2049		279,000	260,081	0.34
Egypt (Rep of), 8.875%, 05/29/2050		200,000	188,812	0.25
Egypt (Rep of), 8.750%, 09/30/2051		200,000	185,688	0.24
			1,929,460	2.53
El Salvador (Cost $125,325)
El Salvador (Rep of), 7.650%, 06/15/2035		27,000	28,031	0.03
El Salvador (Rep of), 7.125%, 01/20/2050		150,000	135,176	0.18
			163,207	0.21
Ghana (Cost $762,832)
Ghana (Rep of), 0.000%, 07/03/2026[4]		32,688	31,789	0.04
Ghana (Rep of), (Step to 6.000% on 07/03/28), 5.000%, 07/03/2029[3]		279,351	272,367	0.36
Ghana (Rep of), 0.000%, 01/03/2030[4]		90,736	78,260	0.10
Ghana (Rep of), (Step to 6.000% on 07/03/28), 5.000%, 07/03/2035[3]		513,369	439,572	0.58
			821,988	1.08
Guatemala (Cost $298,864)
Guatemala (Rep of), 6.125%, 06/01/2050		251,000	246,467	0.32
			246,467	0.32
Hungary (Cost $1,722,532)
Hungary (Rep of), 6.750%, 10/22/2028	HUF	93,410,000	280,316	0.37
Hungary (Rep of), 5.375%, 09/26/2030		250,000	256,881	0.34
Hungary (Rep of), 6.750%, 07/23/2031	HUF	72,800,000	220,284	0.29
See accompanying notes to the financial statements.

ASHMORE EMERGING MARKETS TOTAL RETURN FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
As of October 31, 2025
	Currency[1]	Par	Value	% of Net Assets
Hungary (continued)
Hungary (Rep of), 2.125%, 09/22/2031		322,000	$276,708	0.36
Hungary (Rep of), 7.000%, 10/24/2035	HUF	86,250,000	259,512	0.34
Hungary (Rep of), 3.000%, 10/27/2038	HUF	71,560,000	141,519	0.18
Hungary (Rep of), 3.125%, 09/21/2051		394,000	254,918	0.33
			1,690,138	2.21
India (Cost $2,712,144)
Export-Import Bank of India, 5.500%, 01/18/2033		272,000	285,578	0.38
India (Rep of), 7.180%, 08/14/2033	INR	32,860,000	383,530	0.50
India (Rep of), 7.540%, 05/23/2036	INR	38,740,000	460,546	0.60
India (Rep of), 7.180%, 07/24/2037	INR	64,860,000	749,638	0.98
India (Rep of), 7.360%, 09/12/2052	INR	33,430,000	382,260	0.50
India (Rep of), 7.300%, 06/19/2053	INR	33,410,000	379,549	0.50
			2,641,101	3.46
Indonesia (Cost $3,592,231)
Indonesia (Rep of), 6.875%, 04/15/2029	IDR	1,603,000,000	101,200	0.13
Indonesia (Rep of), 8.250%, 05/15/2029	IDR	4,633,000,000	305,301	0.40
Indonesia (Rep of), 7.000%, 09/15/2030	IDR	3,011,000,000	192,148	0.25
Indonesia (Rep of), 6.500%, 02/15/2031	IDR	1,132,000,000	70,799	0.09
Indonesia (Rep of), 7.750%, 04/15/2031	IDR	2,344,000,000	154,588	0.20
Indonesia (Rep of), 8.375%, 03/15/2034	IDR	2,536,000,000	174,982	0.23
Indonesia (Rep of), 7.500%, 06/15/2035	IDR	4,016,000,000	265,882	0.35
Indonesia (Rep of), 8.250%, 05/15/2036	IDR	1,350,000,000	94,181	0.12
Indonesia (Rep of), 6.625%, 02/17/2037		100,000	114,250	0.15
Indonesia (Rep of), 7.750%, 01/17/2038		170,000	212,500	0.28
Indonesia (Rep of), 7.500%, 05/15/2038	IDR	576,000,000	38,050	0.05
Indonesia (Rep of), 7.125%, 06/15/2038	IDR	3,649,000,000	233,835	0.31
Indonesia (Rep of), 8.375%, 04/15/2039	IDR	1,774,000,000	125,129	0.16
Indonesia (Rep of), 7.125%, 08/15/2045	IDR	2,300,000,000	148,100	0.20
Indonesia (Rep of), 5.950%, 01/08/2046		213,000	229,667	0.30
Indonesia Asahan Aluminium PT/Mineral Industri Indonesia Persero PT, 5.450%, 05/15/2030		255,000	263,632	0.35
Perusahaan Penerbit SBSN Indonesia III, 4.550%, 03/29/2026		261,000	261,816	0.34
Perusahaan Penerbit SBSN Indonesia III, 4.700%, 06/06/2032		200,000	202,100	0.27
Perusahaan Perseroan Persero PT Perusahaan Listrik Negara, 4.875%, 07/17/2049		344,000	300,570	0.39
			3,488,730	4.57
Ivory Coast (Cost $701,462)
Ivory Coast (Rep of), 6.125%, 06/15/2033		200,000	193,850	0.25
Ivory Coast (Rep of), 8.250%, 01/30/2037		510,000	541,334	0.71
			735,184	0.96
Jordan (Cost $207,413)
Jordan (Rep of), 7.500%, 01/13/2029		200,000	211,250	0.28
			211,250	0.28
See accompanying notes to the financial statements.

ASHMORE EMERGING MARKETS TOTAL RETURN FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
As of October 31, 2025
	Currency[1]	Par	Value	% of Net Assets
Kazakhstan (Cost $701,600)
Kazakhstan (Rep of), 4.714%, 04/09/2035		290,000	$286,005	0.37
Kazakhstan (Rep of), 6.500%, 07/21/2045		290,000	325,073	0.43
			611,078	0.80
Kenya (Cost $155,013)
Kenya (Rep of), 8.250%, 02/28/2048		200,000	183,250	0.24
			183,250	0.24
Malaysia (Cost $3,655,815)
Malaysia (Rep of), 3.519%, 04/20/2028	MYR	3,881,000	935,638	1.23
Malaysia (Rep of), 4.504%, 04/30/2029	MYR	3,012,000	749,328	0.98
Malaysia (Rep of), 3.582%, 07/15/2032	MYR	1,205,000	289,678	0.38
Malaysia (Rep of), 3.828%, 07/05/2034	MYR	337,000	82,164	0.11
Malaysia (Rep of), 4.254%, 05/31/2035	MYR	669,000	168,784	0.22
Malaysia (Rep of), 4.762%, 04/07/2037	MYR	206,000	54,132	0.07
Malaysia (Rep of), 4.054%, 04/18/2039	MYR	2,072,000	510,542	0.67
Malaysia (Rep of), 4.696%, 10/15/2042	MYR	161,000	42,418	0.05
Malaysia (Rep of), 4.065%, 06/15/2050	MYR	460,000	110,608	0.14
Petronas Capital Ltd., 2.480%, 01/28/2032		204,000	183,241	0.24
Petronas Capital Ltd., 4.550%, 04/21/2050		570,000	508,126	0.67
Petronas Capital Ltd., 3.404%, 04/28/2061		379,000	264,027	0.35
			3,898,686	5.11
Mexico (Cost $4,480,840)
Comision Federal de Electricidad, 6.450%, 01/24/2035		200,000	204,300	0.27
Mexican Bonos, 8.500%, 05/31/2029	MXN	6,140,000	336,167	0.44
Mexican Bonos, 7.750%, 05/29/2031	MXN	6,200,000	325,480	0.43
Mexican Bonos, 7.750%, 11/23/2034	MXN	24,990,000	1,267,386	1.66
Mexican Bonos, 7.750%, 11/13/2042	MXN	3,860,000	179,003	0.23
Mexican Udibonos, 2.750%, 11/27/2031	MXN	320,000	134,534	0.18
Mexican Udibonos, 4.500%, 11/22/2035	MXN	160,000	73,816	0.10
Mexico (Rep of), 6.338%, 05/04/2053		274,000	272,082	0.36
Mexico (Rep of), 6.400%, 05/07/2054		228,000	227,772	0.30
Mexico (Rep of), 3.771%, 05/24/2061		296,000	191,364	0.25
Mexico (Rep of), 3.750%, 04/19/2071		498,000	309,258	0.40
Mexico (Rep of), 5.750%, 10/12/2110		156,000	136,656	0.18
Petroleos Mexicanos, 8.750%, 06/02/2029		151,745	163,869	0.21
Petroleos Mexicanos, 6.700%, 02/16/2032		419,000	418,581	0.55
Petroleos Mexicanos, 6.750%, 09/21/2047		74,000	61,191	0.08
Petroleos Mexicanos, 7.690%, 01/23/2050		347,000	314,746	0.41
			4,616,205	6.05
Mongolia (Cost $214,121)
Mongolia (Rep of), 4.450%, 07/07/2031		257,000	235,155	0.31
			235,155	0.31
See accompanying notes to the financial statements.

ASHMORE EMERGING MARKETS TOTAL RETURN FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
As of October 31, 2025
	Currency[1]	Par	Value	% of Net Assets
Morocco (Cost $382,529)
Morocco (Rep of), 6.500%, 09/08/2033		250,000	$274,375	0.36
Morocco (Rep of), 4.000%, 12/15/2050		200,000	149,250	0.19
			423,625	0.55
Nigeria (Cost $1,512,165)
Nigeria (Rep of), 6.500%, 11/28/2027		287,000	288,165	0.38
Nigeria (Rep of), 7.375%, 09/28/2033		319,000	307,736	0.40
Nigeria (Rep of), 7.625%, 11/28/2047		543,000	481,913	0.63
Nigeria OMO Bill, 0.000%, 02/10/2026[4]	NGN	228,850,000	151,017	0.20
Nigeria OMO Bill, 0.000%, 02/24/2026[4]	NGN	128,355,000	84,018	0.11
Nigeria OMO Bill, 0.000%, 03/24/2026[4]	NGN	570,328,000	367,875	0.48
Nigeria OMO Bill, 0.000%, 04/21/2026[4]	NGN	81,533,000	51,877	0.07
			1,732,601	2.27
Oman (Cost $1,074,881)
Oman (Rep of), 6.750%, 10/28/2027		267,000	278,310	0.36
Oman (Rep of), 6.000%, 08/01/2029		380,000	399,760	0.52
Oman (Rep of), 6.500%, 03/08/2047		200,000	219,312	0.29
Oman (Rep of), 6.750%, 01/17/2048		215,000	240,867	0.32
			1,138,249	1.49
Pakistan (Cost $246,651)
Pakistan (Rep of), 8.875%, 04/08/2051		400,000	381,008	0.50
			381,008	0.50
Panama (Cost $1,053,805)
Panama (Rep of), 9.375%, 04/01/2029		194,000	221,342	0.29
Panama (Rep of), 3.160%, 01/23/2030		274,000	256,537	0.34
Panama (Rep of), 6.400%, 02/14/2035		200,000	210,700	0.27
Panama (Rep of), 6.700%, 01/26/2036		54,000	58,077	0.08
Panama (Rep of), 4.300%, 04/29/2053		357,000	273,462	0.36
			1,020,118	1.34
Paraguay (Cost $319,450)
Paraguay (Rep of), 5.850%, 08/21/2033		329,000	347,506	0.46
			347,506	0.46
Peru (Cost $1,735,594)
Peru (Rep of), 8.750%, 11/21/2033		213,000	269,445	0.35
Peru (Rep of), 5.375%, 02/08/2035		520,000	533,520	0.70
Peru (Rep of), 6.850%, 08/12/2035[2]	PEN	1,196,000	375,027	0.49
Peru (Rep of), 3.300%, 03/11/2041		100,000	77,925	0.10
Peru (Rep of), 5.625%, 11/18/2050		104,000	103,584	0.14
Peru (Rep of), 2.780%, 12/01/2060		146,000	82,782	0.11
Peru (Rep of), 3.230%, 07/28/2121		66,000	37,554	0.05
Petroleos del Peru S.A., 5.625%, 06/19/2047		400,000	289,500	0.38
			1,769,337	2.32
See accompanying notes to the financial statements.

ASHMORE EMERGING MARKETS TOTAL RETURN FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
As of October 31, 2025
	Currency[1]	Par	Value	% of Net Assets
Philippines (Cost $1,270,046)
Philippines (Rep of), 9.500%, 02/02/2030		145,000	$174,680	0.23
Philippines (Rep of), 6.375%, 07/27/2030	PHP	24,850,000	433,981	0.57
Philippines (Rep of), 6.000%, 08/20/2030	PHP	6,655,000	114,521	0.15
Philippines (Rep of), 7.750%, 01/14/2031		109,000	126,985	0.17
Philippines (Rep of), 6.375%, 10/23/2034		102,000	115,101	0.15
Philippines (Rep of), 6.250%, 01/14/2036	PHP	12,000,000	202,891	0.26
			1,168,159	1.53
Poland (Cost $2,375,941)
Bank Gospodarstwa Krajowego, 5.375%, 05/22/2033		200,000	208,318	0.27
Bank Gospodarstwa Krajowego, 5.750%, 07/09/2034		200,000	211,472	0.28
Bank Gospodarstwa Krajowego, 6.250%, 07/09/2054		200,000	210,620	0.28
Poland (Rep of), 3.750%, 05/25/2027	PLN	2,305,000	622,338	0.81
Poland (Rep of), 5.500%, 11/16/2027		64,000	66,111	0.09
Poland (Rep of), 2.750%, 04/25/2028	PLN	1,315,000	344,649	0.45
Poland (Rep of), 7.500%, 07/25/2028	PLN	1,020,000	298,739	0.39
Poland (Rep of), 1.250%, 10/25/2030	PLN	946,000	217,334	0.28
Poland (Rep of), 4.875%, 10/04/2033		88,000	89,382	0.12
Poland (Rep of), 6.000%, 10/25/2033	PLN	246,000	70,400	0.09
Poland (Rep of), 5.000%, 10/25/2034	PLN	732,000	194,966	0.26
Poland (Rep of), 5.500%, 03/18/2054		137,000	134,705	0.18
			2,669,034	3.50
Romania (Cost $1,759,320)
Romania (Rep of), 4.150%, 01/26/2028	RON	1,500,000	321,593	0.42
Romania (Rep of), 6.625%, 02/17/2028		172,000	178,957	0.24
Romania (Rep of), 5.875%, 01/30/2029		180,000	185,170	0.24
Romania (Rep of), 3.000%, 02/14/2031		60,000	53,820	0.07
Romania (Rep of), 7.350%, 04/28/2031	RON	1,145,000	263,915	0.35
Romania (Rep of), 3.625%, 03/27/2032		44,000	39,600	0.05
Romania (Rep of), 7.125%, 01/17/2033		88,000	94,876	0.12
Romania (Rep of), 6.000%, 05/25/2034		24,000	24,090	0.03
Romania (Rep of), 4.750%, 10/11/2034	RON	750,000	145,897	0.19
Romania (Rep of), 5.750%, 03/24/2035		146,000	142,715	0.19
Romania (Rep of), 7.500%, 02/10/2037		148,000	162,199	0.21
Romania (Rep of), 6.125%, 01/22/2044		56,000	53,775	0.07
Romania (Rep of), 4.000%, 02/14/2051		172,000	118,680	0.16
			1,785,287	2.34
Saudi Arabia (Cost $1,493,569)
Gaci First Investment Co., 5.250%, 10/13/2032		358,000	370,854	0.49
KSA Ijarah Sukuk Ltd., 4.875%, 09/09/2035[2]		203,000	205,537	0.27
Saudi (Rep of), 4.750%, 01/18/2028		348,000	352,569	0.46
Saudi (Rep of), 4.625%, 10/04/2047		249,000	221,299	0.29
Saudi (Rep of), 4.500%, 04/22/2060		297,000	248,182	0.32
			1,398,441	1.83
See accompanying notes to the financial statements.

ASHMORE EMERGING MARKETS TOTAL RETURN FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
As of October 31, 2025
	Currency[1]	Par	Value	% of Net Assets
Serbia (Cost $236,128)
Serbia (Rep of), 6.000%, 06/12/2034		230,000	$241,500	0.32
			241,500	0.32
South Africa (Cost $3,005,274)
South Africa (Rep of), 4.300%, 10/12/2028		380,000	377,186	0.49
South Africa (Rep of), 8.000%, 01/31/2030	ZAR	18,498,195	1,076,503	1.41
South Africa (Rep of), 8.250%, 03/31/2032	ZAR	8,115,222	466,147	0.61
South Africa (Rep of), 5.875%, 04/20/2032		215,000	221,665	0.29
South Africa (Rep of), 8.875%, 02/28/2035	ZAR	7,355,749	424,548	0.56
South Africa (Rep of), 7.100%, 11/19/2036		200,000	214,950	0.28
South Africa (Rep of), 8.500%, 01/31/2037	ZAR	4,147,491	225,254	0.30
South Africa (Rep of), 9.000%, 01/31/2040	ZAR	1,488,840	80,651	0.11
South Africa (Rep of), 5.650%, 09/27/2047		346,000	291,505	0.38
			3,378,409	4.43
Supranational (Cost $339,484)
Inter-American Development Bank, 7.350%, 10/06/2030	INR	14,000,000	162,035	0.21
International Bank for Reconstruction & Development, 6.500%, 04/17/2030	INR	14,700,000	164,393	0.22
			326,428	0.43
Thailand (Cost $404,864)
Thailand (Rep of), 2.650%, 06/17/2028	THB	4,139,000	131,966	0.17
Thailand (Rep of), 3.390%, 06/17/2037	THB	946,000	33,890	0.05
Thailand (Rep of), 3.300%, 06/17/2038	THB	6,314,000	224,158	0.29
Thailand (Rep of), 3.600%, 06/17/2067	THB	1,802,000	72,254	0.10
			462,268	0.61
Turkey (Cost $1,810,842)
Turkey (Rep of), 31.080%, 11/08/2028	TRY	6,971,650	155,998	0.20
Turkey (Rep of), 5.250%, 03/13/2030		356,000	351,461	0.46
Turkey (Rep of), 7.125%, 02/12/2032		200,000	207,800	0.27
Turkey (Rep of), 7.250%, 05/29/2032		209,000	218,714	0.29
Turkey (Rep of), 7.125%, 07/17/2032		242,000	252,164	0.33
Turkey (Rep of), 26.200%, 10/05/2033	TRY	2,213,259	47,458	0.06
Turkey (Rep of), 6.500%, 01/03/2035		265,000	261,688	0.34
Turkey (Rep of), 4.875%, 04/16/2043		336,000	255,444	0.34
			1,750,727	2.29
Ukraine (Cost $465,284)
Ukraine (Rep of), (Step to 3.000% on 02/01/27), 0.000%, 02/01/2030[3]		17,110	9,026	0.01
Ukraine (Rep of), (Step to 3.000% on 02/01/27), 0.000%, 02/01/2034[3]		63,943	26,632	0.03
Ukraine (Rep of), (Step to 6.000% on 02/01/27), 4.500%, 02/01/2034[3]		425,612	238,768	0.31
Ukraine (Rep of), (Step to 3.000% on 02/01/27), 0.000%, 02/01/2035[3]		54,036	27,477	0.04
See accompanying notes to the financial statements.

ASHMORE EMERGING MARKETS TOTAL RETURN FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
As of October 31, 2025
	Currency[1]	Par	Value	% of Net Assets
Ukraine (continued)
Ukraine (Rep of), (Step to 6.000% on 02/01/27), 4.500%, 02/01/2035[3]		278,322	$154,469	0.20
Ukraine (Rep of), (Step to 3.000% on 02/01/27), 0.000%, 02/01/2036[3]		45,030	22,853	0.03
Ukraine (Rep of), (Step to 6.000% on 02/01/27), 4.500%, 02/01/2036[3]		90,320	49,540	0.07
			528,765	0.69
United Arab Emirates (Cost $787,226)
Abu Dhabi (Gov’t of), 3.125%, 09/30/2049		369,000	272,951	0.36
DP World Crescent Ltd., 3.875%, 07/18/2029		218,000	213,398	0.28
DP World Crescent Ltd., 5.500%, 09/13/2033		304,000	317,015	0.41
			803,364	1.05
United States (Cost $1,532,554)
U.S. Treasury Bill, 3.817%, 12/11/2025[9]		1,539,200	1,532,908	2.01
			1,532,908	2.01
Uruguay (Cost $1,937,143)
Uruguay (Rep of), 7.875%, (100% Cash), 01/15/2033[7]		176,794	212,197	0.28
Uruguay (Rep of), 5.750%, 10/28/2034		184,978	199,036	0.26
Uruguay (Rep of), 8.000%, 10/29/2035	UYU	7,603,835	191,535	0.25
Uruguay (Rep of), 7.625%, 03/21/2036		126,487	154,463	0.20
Uruguay (Rep of), 5.442%, 02/14/2037		203,000	212,865	0.28
Uruguay (Rep of), 4.125%, 11/20/2045		114,498	102,476	0.13
Uruguay (Rep of), 5.100%, 06/18/2050		109,805	106,017	0.14
Uruguay (Rep of), 4.975%, 04/20/2055		247,026	230,105	0.30
Uruguay (Rep of), 5.250%, 09/10/2060		181,639	174,101	0.23
Uruguay Monetary Regulation Bill, 0.000%, 05/08/2026[4]	UYU	12,565,000	302,929	0.40
			1,885,724	2.47
Uzbekistan (Cost $790,225)
Navoi Mining & Metallurgical Combinat, 6.750%, 05/14/2030		200,000	210,000	0.28
Uzbekistan (Rep of), 15.500%, 02/25/2028	UZS	2,500,000,000	216,616	0.28
Uzbekistan (Rep of), 5.375%, 02/20/2029		200,000	201,025	0.26
Uzbekistan (Rep of), 6.947%, 05/25/2032		200,000	216,769	0.29
			844,410	1.11
Venezuela (Cost $7,244,880)
Petroleos de Venezuela S.A., 8.500%, 10/27/2020[5,6]		7,533,000	7,442,981	9.75
Petroleos de Venezuela S.A., 12.750%, 02/17/2022[5,6]		224,000	58,576	0.08
Petroleos de Venezuela S.A., 9.750%, 05/17/2035[5]		265,270	64,460	0.08
Venezuela (Rep of), 11.750%, 10/21/2026[5]		1,653,300	495,990	0.65
Venezuela (Rep of), 9.250%, 09/15/2027[5]		1,584,000	491,040	0.64
Venezuela (Rep of), 11.950%, 08/05/2031[5]		832,800	243,594	0.32
			8,796,641	11.52
See accompanying notes to the financial statements.

ASHMORE EMERGING MARKETS TOTAL RETURN FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
As of October 31, 2025
	Currency[1]	Par	Value	% of Net Assets
Zambia (Cost $217,908)
Zambia (Rep of), (Step to 7.500% on 06/30/31), 5.750%, 06/30/2033[3]		142,473	$136,759	0.18
Zambia (Rep of), 0.500%, 12/31/2053		160,015	111,279	0.14
			248,038	0.32
Total Debt Securities (Cost $89,203,558)			74,499,745	97.60

	Currency[1]	Shares	Value	% of Net Assets
Equity Securities
China (Cost $84,894)
Kaisa Group Holdings Ltd.*	HKD	581,802	$8,985	0.01
Sunac Services Holdings Ltd.[2]	HKD	206,826	41,145	0.05
Yuzhou Group Holdings Co. Ltd.*	HKD	544,593	11,096	0.02
			61,226	0.08
Total Equity Securities (Cost $84,894)			61,226	0.08
Total Investments (Total Cost $89,288,452)			74,560,971	97.68
Other Assets Less Liabilities (See Statements of Assets and Liabilities for further detail)			1,767,592	2.32
Net Assets			$76,328,563	100.00

*	Non-income producing security.
[1]	Local currency is United States Dollars unless otherwise noted below.
[2]	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may not be publicly traded without registration under the Securities Act of 1933. As of October 31, 2025, these securities had a total value of $1,772,538 or 2.32% of net assets.
[3]	Step coupon bond. Rate as of October 31, 2025 is disclosed.
[4]	Zero coupon bond.
[5]	Issuer has defaulted on terms of debt obligation.
[6]	Maturity has been extended under the terms of a plan of reorganization.
[7]	Security is a payment-in-kind bond, and unless otherwise noted in the description of the security, pays its entire coupon on an in-kind basis.
[8]	Security has been deemed worthless and is a Level 3 investment.
[9]	Zero coupon bond – interest rate reflects effective yield on the date of purchase.
Percentages shown are based on net assets.
See accompanying notes to the financial statements.

ASHMORE EMERGING MARKETS TOTAL RETURN FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
As of October 31, 2025
At October 31, 2025, the Ashmore Emerging Markets Total Return Fund had outstanding forward foreign currency exchange contracts as follows:
Settlement Date	Counterparty	Currency Buy	Currency Buy Amount (Local Currency)	Currency Sell	Currency Sell Amount (Local Currency)	Unrealized Gain/(Loss)
11/04/2025	Deutsche Bank	United States Dollar	97,600	Brazilian Real	525,546	$14
11/04/2025	HSBC Bank	United States Dollar	971,524	Brazilian Real	5,212,616	3,619
11/04/2025	Merrill Lynch	United States Dollar	205,000	Brazilian Real	1,100,677	621
11/10/2025	BNP Paribas	Egyptian Pound	1,269,308	United States Dollar	22,669	4,107
11/10/2025	Citibank	Egyptian Pound	6,605,676	United States Dollar	116,564	22,785
11/12/2025	JPMorgan Chase	Egyptian Pound	5,685,688	United States Dollar	100,436	19,422
11/12/2025	Morgan Stanley	Egyptian Pound	1,146,795	United States Dollar	20,226	3,950
11/12/2025	Deutsche Bank	Indian Rupee	6,754,424	United States Dollar	76,000	39
11/12/2025	HSBC Bank	United States Dollar	1,665,734	Indian Rupee	147,731,548	2,628
11/12/2025	State Street	United States Dollar	23,100	Indian Rupee	2,041,298	120
11/12/2025	UBS	United States Dollar	64,000	Indian Rupee	5,660,173	280
11/28/2025	Goldman Sachs	Thai Baht	34,100,000	United States Dollar	1,044,123	12,789
11/28/2025	HSBC Bank	United States Dollar	143,867	Philippine Peso	8,228,626	3,787
11/28/2025	Merrill Lynch	United States Dollar	76,776	Philippine Peso	4,385,677	2,117
11/28/2025	UBS	United States Dollar	42,300	Taiwan Dollar	1,267,098	1,116
11/28/2025	HSBC Bank	Uruguayan Peso	4,683,580	United States Dollar	110,000	7,280
12/02/2025	HSBC Bank	United States Dollar	1,561,974	Brazilian Real	8,406,074	12,132
12/10/2025	HSBC Bank	Indonesian Rupiah	11,343,329,029	United States Dollar	681,281	340
12/10/2025	HSBC Bank	United States Dollar	285,000	Indonesian Rupiah	4,732,995,000	594
12/10/2025	Citibank	United States Dollar	361,000	Korean Won	498,884,672	11,305
12/10/2025	JPMorgan Chase	United States Dollar	54,800	Korean Won	75,581,749	1,821
12/10/2025	Morgan Stanley	United States Dollar	376,000	Korean Won	528,656,000	5,437
12/10/2025	State Street	United States Dollar	39,500	Korean Won	54,569,882	1,249
12/17/2025	BNP Paribas	Malaysian Ringgit	322,455	United States Dollar	76,600	515
12/17/2025	HSBC Bank	Malaysian Ringgit	2,552,461	United States Dollar	606,228	4,193
12/17/2025	HSBC Bank	Thai Baht	34,099,144	United States Dollar	1,046,628	12,019
12/17/2025	BNP Paribas	United States Dollar	77,800	Malaysian Ringgit	325,196	29
01/12/2026	Citibank	Nigerian Naira	253,521,000	United States Dollar	166,900	7,099
01/20/2026	Citibank	Egyptian Pound	9,299,713	United States Dollar	188,693	2,083
01/20/2026	HSBC Bank	Egyptian Pound	9,299,713	United States Dollar	187,024	3,751
01/30/2026	Citibank	Chilean Peso	570,112,193	United States Dollar	603,753	1,091
01/30/2026	Goldman Sachs	Israeli Shekel	817,056	United States Dollar	248,245	2,662
01/30/2026	HSBC Bank	Peruvian Nuevo Sol	820,760	United States Dollar	240,943	2,161
01/30/2026	Barclays	Turkish Lira	45,095,832	United States Dollar	986,454	8,188
01/30/2026	Morgan Stanley	Turkish Lira	39,524,703	United States Dollar	865,496	6,268
01/30/2026	Goldman Sachs	United States Dollar	396,000	Czech Koruna	8,239,414	4,890
01/30/2026	Morgan Stanley	United States Dollar	236,000	Czech Koruna	4,909,366	2,961
01/30/2026	Barclays	United States Dollar	343,000	Hungarian Forint	116,038,615	147
01/30/2026	Merrill Lynch	United States Dollar	488,174	Hungarian Forint	164,761,611	1,362
01/30/2026	Morgan Stanley	United States Dollar	75,164	Mexican Peso	1,397,303	685
See accompanying notes to the financial statements.

ASHMORE EMERGING MARKETS TOTAL RETURN FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
As of October 31, 2025
Settlement Date	Counterparty	Currency Buy	Currency Buy Amount (Local Currency)	Currency Sell	Currency Sell Amount (Local Currency)	Unrealized Gain/(Loss)
01/30/2026	Merrill Lynch	United States Dollar	554,694	South African Rand	9,634,543	$2,588
Subtotal Appreciation						180,244
11/04/2025	Santander	United States Dollar	290,783	Brazilian Real	1,567,235	(229)
11/10/2025	Citibank	United States Dollar	39,585	Egyptian Pound	2,247,216	(7,821)
11/10/2025	HSBC Bank	United States Dollar	79,169	Egyptian Pound	4,480,973	(15,358)
11/10/2025	Morgan Stanley	United States Dollar	20,244	Egyptian Pound	1,146,795	(3,948)
11/12/2025	Goldman Sachs	Indian Rupee	34,742,225	United States Dollar	395,000	(3,885)
11/12/2025	HSBC Bank	Indian Rupee	102,455,233	United States Dollar	1,162,731	(9,329)
11/12/2025	Morgan Stanley	Indian Rupee	15,376,200	United States Dollar	173,500	(401)
11/12/2025	Morgan Stanley	United States Dollar	119,448	Egyptian Pound	6,832,483	(24,585)
11/12/2025	State Street	United States Dollar	43,800	Indian Rupee	3,895,063	(49)
11/28/2025	Merrill Lynch	Philippine Peso	7,377,962	United States Dollar	129,030	(3,432)
11/28/2025	Barclays	Singapore Dollar	644,102	United States Dollar	497,716	(1,788)
11/28/2025	BNP Paribas	Taiwan Dollar	42,208,682	United States Dollar	1,398,101	(26,226)
11/28/2025	Morgan Stanley	United States Dollar	385,000	Singapore Dollar	500,067	(28)
12/10/2025	Barclays	Korean Won	3,737,690,697	United States Dollar	2,700,936	(80,991)
12/10/2025	State Street	Korean Won	55,609,557	United States Dollar	40,100	(1,120)
12/17/2025	HSBC Bank	United States Dollar	58,600	Malaysian Ringgit	246,712	(401)
12/17/2025	Merrill Lynch	United States Dollar	731,000	Malaysian Ringgit	3,072,583	(3,808)
01/30/2026	HSBC Bank	Chilean Peso	369,818,750	United States Dollar	395,000	(2,651)
01/30/2026	HSBC Bank	Czech Koruna	33,462,162	United States Dollar	1,625,560	(37,170)
01/30/2026	Merrill Lynch	Hungarian Forint	520,058,293	United States Dollar	1,560,565	(23,978)
01/30/2026	UBS	Hungarian Forint	127,646,820	United States Dollar	378,000	(849)
01/30/2026	HSBC Bank	Mexican Peso	20,123,780	United States Dollar	1,082,849	(10,217)
01/30/2026	Barclays	Polish Zloty	4,089,931	United States Dollar	1,125,958	(19,518)
01/30/2026	Goldman Sachs	Polish Zloty	1,444,351	United States Dollar	396,000	(5,263)
01/30/2026	Morgan Stanley	Polish Zloty	748,795	United States Dollar	205,000	(2,430)
01/30/2026	HSBC Bank	Romanian Leu	2,590,172	United States Dollar	593,997	(9,793)
01/30/2026	Morgan Stanley	South African Rand	4,217,890	United States Dollar	243,176	(1,470)
01/30/2026	Merrill Lynch	United States Dollar	661,480	Colombian Peso	2,606,362,541	(5,944)
01/30/2026	HSBC Bank	United States Dollar	381,000	Hungarian Forint	129,143,760	(574)
01/30/2026	Merrill Lynch	United States Dollar	380,000	Peruvian Nuevo Sol	1,288,770	(1,726)
02/11/2026	HSBC Bank	Indian Rupee	112,921,942	United States Dollar	1,265,189	(733)
03/12/2026	Merrill Lynch	Chinese Offshore Yuan	20,439,951	United States Dollar	2,902,107	(8,156)
04/17/2026	Goldman Sachs	Indian Rupee	49,306,000	United States Dollar	554,000	(4,203)
Subtotal Depreciation						(318,074)
Total						$(137,830)
See accompanying notes to the financial statements.

ASHMORE EMERGING MARKETS TOTAL RETURN FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
As of October 31, 2025
At October 31, 2025, the Ashmore Emerging Markets Total Return Fund had the following centrally cleared interest rate swap contracts outstanding:
Pay Rate Index/ Pay Rate	Receive Rate/ Receive Rate Index	Notional Amount		Expiration Date	Fair Value	Premiums Paid/ (Received)	Unrealized Appreciation (Depreciation)**
1-Day Brazil CENTIP Interbank Deposit Rate (Pay At Maturity)	13.130% (Receive At Maturity)	BRL	4,158,165	01/02/2029	$1,728	$—	$1,728
7-Day CNY CNRR (Pay Quarterly)	1.600% (Receive Quarterly)	CNY	3,410,000	12/17/2030	1,027	—	1,027
9.355% (Pay Quarterly)	1-Day COOVIBR (Receive Quarterly)	COP	3,199,000,000	01/21/2035	14,537	—	14,537
1-Day COOVIBR (Pay Quarterly)	8.420% (Receive Quarterly)	COP	11,014,000,000	01/21/2027	(20,979)	—	(20,979)
1-Day COOVIBR (Pay Quarterly)	8.170% (Receive Quarterly)	COP	2,609,650,000	04/07/2027	(8,438)	—	(8,438)
1-Day INR MIBOR (Pay Semi-Annually)	5.999% (Receive Semi-Annually)	INR	20,630,000	12/12/2029	3,767	—	3,767
1-Day INR MIBOR (Pay Semi-Annually)	6.024% (Receive Quarterly)	INR	16,154,000	12/13/2029	3,128	—	3,128
5.744% (Pay Semi-Annually)	1-Day INR MIBOR (Receive Semi-Annually)	INR	106,631,000	06/16/2030	(6,138)	—	(6,138)
3M KRW KWCDC (Pay Quarterly)	2.387% (Receive Semi-Annually)	KRW	3,622,705,000	12/17/2028	(21,331)	68	(21,399)
3M KRW KWCDC (Pay Quarterly)	2.536% (Receive Quarterly)	KRW	1,882,800,000	12/17/2028	(5,418)	—	(5,418)
7.290% (Pay Monthly)	1-Day MXN-TIIE-BANXICO (Receive Monthly)	MXN	20,500,000	12/11/2030	97	—	97
							$(38,088)

**Includes cumulative appreciation/depreciation on centrally cleared interest rate swap agreements. Only the current day’s variation margin is reported within the Statements of Assets and Liabilities.
See accompanying notes to the financial statements.

ASHMORE EMERGING MARKETS TOTAL RETURN FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
As of October 31, 2025
The inputs of methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities and other financial instruments, if any. See note 4 in the Notes to the Financial Statements for more information regarding pricing inputs and valuation techniques. The following is a summary of the inputs used in valuing the Ashmore Emerging Markets Total Return Fund’s investments and other financial instruments, which are carried at fair value, as of October 31, 2025:
	Level 1	Level 2	Level 3	Total
Investments
Assets:
Debt Securities
Corporate Bonds	$—	$2,262,674	$—	$2,262,674
Corporate Convertible Bonds	—	47,341	—	47,341
Financial Certificates	—	1,199,866	—	1,199,866
Government Agencies	—	12,691,551	—	12,691,551
Government Bonds	—	55,599,338	—	55,599,338
Index Linked Government Bonds	—	208,350	—	208,350
Short Term Bills and Notes	—	2,490,625	—	2,490,625
Total Debt Securities	—	74,499,745	—	74,499,745
Equity Securities
Common Stock
China	—	61,226	—	61,226
Total Investments	$—	$74,560,971	$—	$74,560,971
Other Financial Instruments
Assets:
Centrally Cleared Interest Rate Swap Contracts†	$—	$24,284	$—	$24,284
Forward Foreign Currency Exchange Contracts	—	180,244	—	180,244
Liabilities:
Centrally Cleared Interest Rate Swap Contracts†	—	(62,372)	—	(62,372)
Forward Foreign Currency Exchange Contracts	—	(318,074)	—	(318,074)
Total Other Financial Instruments	$—	$(175,918)	$—	$(175,918)
†Includes cumulative appreciation/depreciation on centrally cleared interest rate swap agreements. Only the current day’s variation margin is reported within the Statements of Assets and Liabilities.
There were no transfers to or from Level 3 during the period ended October 31, 2025.
The amount of Level 3 securities compared to total net assets is not material; therefore, the reconciliation of Level 3 securities and assumptions is not shown for the period ended October 31, 2025.
See accompanying notes to the financial statements.

ASHMORE EMERGING MARKETS TOTAL RETURN FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
As of October 31, 2025
The following is a summary of the fair values of the Fund’s derivative instruments*:
Fair Values of Financial Derivative Instruments on the Statements of Assets and Liabilities as of October 31, 2025:
	Derivatives Not Accounted for as Hedging Instruments
	Foreign Exchange Risk	Interest Rate Risk
Assets:
Unrealized Appreciation on Centrally Cleared Interest Rate Swap Contracts	$—	$24,284†
Unrealized Appreciation on Forward Foreign Currency Exchange Contracts	180,244	—
	$180,244	$24,284
Liabilities:
Unrealized Depreciation on Centrally Cleared Interest Rate Swap Contracts	$—	$(62,372)†
Unrealized Depreciation on Forward Foreign Currency Exchange Contracts	(318,074)	—
	$(318,074)	$(62,372)

†	Includes cumulative appreciation/depreciation on centrally cleared interest rate swap agreements. Only the current day’s variation margin is reported within the Statements of Assets and Liabilities.
The Effect of Financial Derivative Instruments on the Statements of Operations for the Year Ended  October 31, 2025:
	Derivatives Not Accounted for as Hedging Instruments
	Foreign Exchange Risk	Interest Rate Risk	Credit Risk
Realized Gain (Loss) on Derivatives:
Net Realized Gain on Forward Foreign Currency Exchange Contracts	$478,240	$—	$—
Net Realized Gain on Interest Rate Swap Contracts	—	84,028	—
Net Realized Loss on Credit Default Swap Contracts	—	—	(115,318)
	$478,240	$84,028	$(115,318)
Net Change in Unrealized Appreciation (Depreciation) on Derivatives:
Net Change in Unrealized Depreciation on Forward Foreign Currency Exchange Contracts	$(186,970)	$—	$—
Net Change in Unrealized Depreciation on Interest Rate Swap Contracts	—	(25,841)	—
	$(186,970)	$(25,841)	$—
* See note 9 in the Notes to the Financial Statements for additional information.
See accompanying notes to the financial statements.

ASHMORE EMERGING MARKETS LOCAL CURRENCY BOND FUND
SCHEDULE OF INVESTMENTS
As of October 31, 2025
	Currency[1]	Par	Value	% of Net Assets
Debt Securities
Brazil (Cost $501,496)
Brazil Letras do Tesouro Nacional, 0.000%, 01/01/2030[2]	BRL	4,734,000	$524,980	5.33
			524,980	5.33
Chile (Cost $117,028)
Bonos de la Tesoreria de la Republica en pesos, 5.000%, 10/01/2028[3]	CLP	20,000,000	21,242	0.22
Bonos de la Tesoreria de la Republica en pesos, 6.000%, 04/01/2033[3]	CLP	85,000,000	92,911	0.94
			114,153	1.16
China (Cost $460,561)
China (Rep of), 1.440%, 09/15/2027	CNY	530,000	74,447	0.76
China (Rep of), 2.620%, 09/25/2029	CNY	440,000	64,397	0.65
China (Rep of), 1.780%, 09/15/2032	CNY	950,000	134,298	1.37
China (Rep of), 1.830%, 08/25/2035	CNY	400,000	56,405	0.57
China (Rep of), 1.980%, 04/25/2045	CNY	130,000	17,771	0.18
China (Rep of), 2.150%, 08/25/2055	CNY	820,000	115,022	1.17
			462,340	4.70
Colombia (Cost $358,275)
Colombian TES, 7.000%, 03/26/2031	COP	539,600,000	115,488	1.17
Colombian TES, 7.000%, 06/30/2032	COP	306,900,000	63,171	0.64
Colombian TES, 13.250%, 02/09/2033	COP	394,800,000	109,623	1.12
Colombian TES, 7.250%, 10/18/2034	COP	307,600,000	61,321	0.62
Colombian TES, 11.500%, 07/25/2046	COP	144,300,000	35,704	0.36
			385,307	3.91
Czech Republic (Cost $373,618)
Czech (Rep of), 5.000%, 09/30/2030	CZK	2,480,000	122,330	1.24
Czech (Rep of), 1.750%, 06/23/2032	CZK	1,670,000	67,877	0.69
Czech (Rep of), 4.900%, 04/14/2034	CZK	3,470,000	169,625	1.73
Czech (Rep of), 1.950%, 07/30/2037	CZK	750,000	26,890	0.27
			386,722	3.93
Egypt (Cost $94,876)
Egypt (Rep of), 23.440%, 07/01/2028	EGP	2,349,000	49,780	0.50
Egypt (Rep of), 23.381%, 08/26/2028	EGP	2,245,000	47,901	0.49
			97,681	0.99
Hungary (Cost $396,371)
Hungary (Rep of), 9.500%, 10/21/2026	HUF	22,860,000	69,968	0.71
Hungary (Rep of), 3.000%, 10/27/2027	HUF	12,730,000	35,574	0.36
Hungary (Rep of), 4.500%, 03/23/2028	HUF	10,650,000	30,361	0.31
Hungary (Rep of), 6.750%, 10/22/2028	HUF	2,410,000	7,232	0.08
Hungary (Rep of), 3.000%, 08/21/2030	HUF	14,230,000	36,446	0.37
Hungary (Rep of), 6.750%, 07/23/2031	HUF	30,980,000	93,742	0.95
Hungary (Rep of), 4.750%, 11/24/2032	HUF	10,070,000	26,899	0.27
See accompanying notes to the financial statements.

ASHMORE EMERGING MARKETS LOCAL CURRENCY BOND FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
As of October 31, 2025
	Currency[1]	Par	Value	% of Net Assets
Hungary (continued)
Hungary (Rep of), 7.000%, 10/24/2035	HUF	31,450,000	$94,628	0.96
Hungary (Rep of), 3.000%, 10/27/2038	HUF	5,640,000	11,154	0.11
			406,004	4.12
India (Cost $787,240)
India (Rep of), 7.180%, 08/14/2033	INR	11,490,000	134,107	1.36
India (Rep of), 7.540%, 05/23/2036	INR	7,610,000	90,469	0.92
India (Rep of), 7.410%, 12/19/2036	INR	3,630,000	42,725	0.44
India (Rep of), 7.180%, 07/24/2037	INR	14,410,000	166,547	1.69
India (Rep of), 7.360%, 09/12/2052	INR	16,100,000	184,098	1.87
India (Rep of), 7.300%, 06/19/2053	INR	12,120,000	137,687	1.40
			755,633	7.68
Indonesia (Cost $1,144,555)
Indonesia (Rep of), 5.500%, 04/15/2026	IDR	1,071,000,000	64,595	0.66
Indonesia (Rep of), 5.125%, 04/15/2027	IDR	625,000,000	37,735	0.38
Indonesia (Rep of), 7.000%, 05/15/2027	IDR	2,169,000,000	134,346	1.36
Indonesia (Rep of), 6.375%, 08/15/2028	IDR	1,834,000,000	114,027	1.16
Indonesia (Rep of), 6.875%, 04/15/2029	IDR	611,000,000	38,573	0.39
Indonesia (Rep of), 6.500%, 07/15/2030	IDR	123,000,000	7,700	0.08
Indonesia (Rep of), 10.500%, 08/15/2030	IDR	213,000,000	15,456	0.16
Indonesia (Rep of), 7.000%, 09/15/2030	IDR	787,000,000	50,223	0.51
Indonesia (Rep of), 6.500%, 02/15/2031	IDR	694,000,000	43,405	0.44
Indonesia (Rep of), 8.750%, 05/15/2031	IDR	1,159,000,000	79,903	0.81
Indonesia (Rep of), 6.375%, 04/15/2032	IDR	1,017,000,000	62,704	0.64
Indonesia (Rep of), 7.500%, 08/15/2032	IDR	583,000,000	38,033	0.39
Indonesia (Rep of), 7.000%, 02/15/2033	IDR	586,000,000	37,192	0.38
Indonesia (Rep of), 6.625%, 02/15/2034	IDR	435,000,000	27,094	0.27
Indonesia (Rep of), 8.375%, 03/15/2034	IDR	830,000,000	57,269	0.58
Indonesia (Rep of), 6.750%, 07/15/2035	IDR	388,000,000	24,407	0.25
Indonesia (Rep of), 8.250%, 05/15/2036	IDR	635,000,000	44,300	0.45
Indonesia (Rep of), 7.125%, 06/15/2038	IDR	1,906,000,000	122,140	1.24
Indonesia (Rep of), 7.125%, 08/15/2040	IDR	638,000,000	40,987	0.42
Indonesia (Rep of), 7.125%, 08/15/2045	IDR	753,000,000	48,487	0.49
			1,088,576	11.06
Malaysia (Cost $429,436)
Malaysia (Rep of), 3.828%, 07/05/2034	MYR	38,000	9,265	0.10
Malaysia (Rep of), 3.476%, 07/02/2035	MYR	96,000	22,881	0.23
Malaysia (Rep of), 4.893%, 06/08/2038	MYR	226,000	60,244	0.61
Malaysia (Rep of), 4.054%, 04/18/2039	MYR	149,000	36,713	0.37
Malaysia (Rep of), 3.757%, 05/22/2040	MYR	100,000	23,840	0.24
Malaysia (Rep of), 4.696%, 10/15/2042	MYR	297,000	78,250	0.80
Malaysia (Rep of), 4.180%, 05/16/2044	MYR	53,000	13,085	0.13
Malaysia (Rep of), 4.921%, 07/06/2048	MYR	11,000	2,989	0.03
Malaysia (Rep of), 4.065%, 06/15/2050	MYR	283,000	68,048	0.69
See accompanying notes to the financial statements.

ASHMORE EMERGING MARKETS LOCAL CURRENCY BOND FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
As of October 31, 2025
	Currency[1]	Par	Value	% of Net Assets
Malaysia (continued)
Malaysia (Rep of), 4.457%, 03/31/2053	MYR	235,000	$60,027	0.61
Malaysia Government Investment Issue, 4.417%, 09/30/2041	MYR	11,000	2,816	0.03
Malaysia Government Investment Issue, 4.291%, 08/14/2043	MYR	59,000	14,748	0.15
Malaysia Government Investment Issue, 5.357%, 05/15/2052	MYR	250,000	72,414	0.74
			465,320	4.73
Mexico (Cost $925,714)
Mexican Bonos, 8.500%, 05/31/2029	MXN	1,420,000	77,746	0.79
Mexican Bonos, 7.750%, 05/29/2031	MXN	4,960,000	260,384	2.64
Mexican Bonos, 7.500%, 05/26/2033	MXN	1,490,000	75,677	0.77
Mexican Bonos, 7.750%, 11/23/2034	MXN	3,360,000	170,405	1.73
Mexican Bonos, 8.500%, 11/18/2038	MXN	1,960,000	100,327	1.02
Mexican Bonos, 7.750%, 11/13/2042	MXN	2,030,000	94,139	0.96
Mexican Bonos, 8.000%, 11/07/2047	MXN	1,090,000	51,109	0.52
Mexican Udibonos, 2.750%, 11/27/2031	MXN	290,000	121,921	1.24
Mexican Udibonos, 4.500%, 11/22/2035	MXN	30,000	13,841	0.14
			965,549	9.81
Nigeria (Cost $151,487)
Nigeria OMO Bill, 0.000%, 02/10/2026[2]	NGN	34,424,000	22,716	0.23
Nigeria OMO Bill, 0.000%, 02/24/2026[2]	NGN	32,903,000	21,538	0.22
Nigeria OMO Bill, 0.000%, 03/03/2026[2]	NGN	59,626,000	38,925	0.40
Nigeria OMO Bill, 0.000%, 03/24/2026[2]	NGN	90,309,000	58,252	0.59
Nigeria OMO Bill, 0.000%, 04/07/2026[2]	NGN	11,877,000	7,612	0.08
Nigeria OMO Bill, 0.000%, 04/21/2026[2]	NGN	14,134,000	8,993	0.09
			158,036	1.61
Peru (Cost $156,641)
Peru (Rep of), 7.300%, 08/12/2033[3]	PEN	34,000	11,255	0.11
Peru (Rep of), 6.850%, 08/12/2035[3]	PEN	287,000	89,994	0.92
Peru (Rep of), 7.600%, 08/12/2039[3]	PEN	231,000	74,801	0.76
			176,050	1.79
Philippines (Cost $228,863)
Philippines (Rep of), 6.375%, 07/27/2030	PHP	10,550,000	184,246	1.87
Philippines (Rep of), 6.000%, 08/20/2030	PHP	2,095,000	36,051	0.37
			220,297	2.24
Poland (Cost $416,807)
Poland (Rep of), 2.750%, 10/25/2029	PLN	261,000	66,246	0.67
Poland (Rep of), 4.500%, 07/25/2030	PLN	127,000	34,084	0.35
Poland (Rep of), 1.250%, 10/25/2030	PLN	192,000	44,110	0.45
Poland (Rep of), 1.750%, 04/25/2032	PLN	420,000	94,124	0.96
Poland (Rep of), 6.000%, 10/25/2033	PLN	490,000	140,228	1.42
Poland (Rep of), 5.000%, 10/25/2034	PLN	189,000	50,339	0.51
Poland (Rep of), 5.000%, 10/25/2035	PLN	116,000	30,615	0.31
			459,746	4.67
See accompanying notes to the financial statements.

ASHMORE EMERGING MARKETS LOCAL CURRENCY BOND FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
As of October 31, 2025
	Currency[1]	Par	Value	% of Net Assets
Romania (Cost $291,147)
Romania (Rep of), 4.150%, 01/26/2028	RON	260,000	$55,743	0.57
Romania (Rep of), 6.300%, 04/25/2029	RON	75,000	16,630	0.17
Romania (Rep of), 4.850%, 07/25/2029	RON	200,000	42,261	0.43
Romania (Rep of), 8.000%, 04/29/2030	RON	70,000	16,476	0.17
Romania (Rep of), 4.150%, 10/24/2030	RON	115,000	23,055	0.23
Romania (Rep of), 7.350%, 04/28/2031	RON	390,000	89,892	0.91
Romania (Rep of), 7.100%, 07/31/2034	RON	45,000	10,303	0.10
Romania (Rep of), 4.750%, 10/11/2034	RON	220,000	42,796	0.44
			297,156	3.02
South Africa (Cost $742,118)
South Africa (Rep of), 7.000%, 02/28/2031	ZAR	1,666,386	91,978	0.93
South Africa (Rep of), 8.250%, 03/31/2032	ZAR	4,146,140	238,159	2.42
South Africa (Rep of), 8.875%, 02/28/2035	ZAR	6,183,659	356,899	3.63
South Africa (Rep of), 8.500%, 01/31/2037	ZAR	1,244,830	67,608	0.69
South Africa (Rep of), 9.000%, 01/31/2040	ZAR	1,725,529	93,472	0.95
			848,116	8.62
Supranational (Cost $164,255)
Inter-American Development Bank, 7.350%, 10/06/2030	INR	8,000,000	92,591	0.94
International Bank for Reconstruction & Development, 6.500%, 04/17/2030	INR	5,800,000	64,863	0.66
			157,454	1.60
Thailand (Cost $384,722)
Thailand (Rep of), 2.650%, 06/17/2028	THB	183,000	5,835	0.06
Thailand (Rep of), 3.775%, 06/25/2032	THB	1,161,000	40,717	0.41
Thailand (Rep of), 3.350%, 06/17/2033	THB	1,814,000	62,740	0.64
Thailand (Rep of), 1.585%, 12/17/2035	THB	2,103,000	63,943	0.65
Thailand (Rep of), 3.400%, 06/17/2036	THB	445,000	15,912	0.16
Thailand (Rep of), 3.390%, 06/17/2037	THB	3,810,000	136,490	1.39
Thailand (Rep of), 3.300%, 06/17/2038	THB	1,204,000	42,744	0.43
Thailand (Rep of), 2.000%, 06/17/2042	THB	1,047,000	31,362	0.32
Thailand (Rep of), 2.875%, 06/17/2046	THB	1,449,000	48,623	0.49
			448,366	4.55
Turkey (Cost $118,015)
Turkey (Rep of), 31.080%, 11/08/2028	TRY	1,006,740	22,527	0.23
Turkey (Rep of), 26.200%, 10/05/2033	TRY	2,709,134	58,091	0.59
			80,618	0.82
United States (Cost $856,771)
U.S. Treasury Bill, 3.805%, 12/11/2025[4]		860,500	856,983	8.71
			856,983	8.71
Uruguay (Cost $101,348)
Uruguay (Rep of), 8.250%, 05/21/2031	UYU	416,243	10,605	0.11
Uruguay (Rep of), 8.000%, 10/29/2035	UYU	996,390	25,098	0.25
See accompanying notes to the financial statements.

ASHMORE EMERGING MARKETS LOCAL CURRENCY BOND FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
As of October 31, 2025
	Currency[1]	Par	Value	% of Net Assets
Uruguay (continued)
Uruguay Monetary Regulation Bill, 0.000%, 05/08/2026[2]	UYU	2,781,000	$67,047	0.68
			102,750	1.04
Total Debt Securities (Cost $9,201,344)			9,457,837	96.09
Total Investments in Securities (Cost $9,201,344)			9,457,837	96.09
Total Investments (Total Cost $9,201,344)			9,457,837	96.09
Other Assets Less Liabilities (See Statements of Assets and Liabilities for further detail)			384,456	3.91
Net Assets			$9,842,293	100.00

[1]	Local currency is United States Dollars unless otherwise noted below.
[2]	Zero coupon bond.
[3]	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may not be publicly traded without registration under the Securities Act of 1933. As of October 31, 2025, these securities had a total value of $290,203 or 2.95% of net assets.
[4]	Zero coupon bond – interest rate reflects effective yield on the date of purchase.
Percentages shown are based on net assets.
See accompanying notes to the financial statements.

ASHMORE EMERGING MARKETS LOCAL CURRENCY BOND FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
As of October 31, 2025
At October 31, 2025, the Ashmore Emerging Markets Local Currency Bond Fund had outstanding forward foreign currency exchange contracts as follows:
Settlement Date	Counterparty	Currency Buy	Currency Buy Amount (Local Currency)	Currency Sell	Currency Sell Amount (Local Currency)	Unrealized Gain/(Loss)
11/04/2025	Merrill Lynch	United States Dollar	50,000	Brazilian Real	268,458	$151
11/10/2025	BNP Paribas	Egyptian Pound	375,544	United States Dollar	6,707	1,215
11/10/2025	Citibank	Egyptian Pound	1,369,841	United States Dollar	24,172	4,725
11/12/2025	JPMorgan Chase	Egyptian Pound	1,179,059	United States Dollar	20,828	4,028
11/12/2025	Morgan Stanley	Egyptian Pound	285,710	United States Dollar	5,039	984
11/12/2025	Deutsche Bank	Indian Rupee	2,399,598	United States Dollar	27,000	14
11/12/2025	HSBC Bank	United States Dollar	295,169	Indian Rupee	26,148,101	803
11/28/2025	Goldman Sachs	Thai Baht	6,080,000	United States Dollar	186,166	2,280
11/28/2025	HSBC Bank	United States Dollar	45,470	Philippine Peso	2,600,706	1,197
11/28/2025	Merrill Lynch	United States Dollar	87,375	Philippine Peso	4,995,613	2,333
11/28/2025	Barclays	United States Dollar	245,806	Singapore Dollar	318,101	883
11/28/2025	HSBC Bank	Uruguayan Peso	1,490,230	United States Dollar	35,000	2,316
12/10/2025	HSBC Bank	United States Dollar	70,000	Indonesian Rupiah	1,162,490,000	146
12/10/2025	Citibank	United States Dollar	92,000	Korean Won	127,139,584	2,881
12/10/2025	Morgan Stanley	United States Dollar	96,000	Korean Won	134,976,000	1,388
12/17/2025	HSBC Bank	Malaysian Ringgit	2,953,754	United States Dollar	701,594	4,796
12/17/2025	HSBC Bank	Thai Baht	6,084,909	United States Dollar	186,768	2,145
01/12/2026	Citibank	Nigerian Naira	76,800,000	United States Dollar	50,560	2,151
01/20/2026	Citibank	Egyptian Pound	2,499,953	United States Dollar	50,724	560
01/20/2026	HSBC Bank	Egyptian Pound	2,499,953	United States Dollar	50,276	1,008
01/30/2026	Citibank	Chilean Peso	47,573,479	United States Dollar	50,381	91
01/30/2026	HSBC Bank	Peruvian Nuevo Sol	84,681	United States Dollar	24,859	223
01/30/2026	Barclays	Turkish Lira	10,755,219	United States Dollar	235,266	1,953
01/30/2026	Morgan Stanley	Turkish Lira	1,105,309	United States Dollar	24,204	175
01/30/2026	Goldman Sachs	United States Dollar	102,000	Czech Koruna	2,122,273	1,260
01/30/2026	Morgan Stanley	United States Dollar	45,000	Czech Koruna	936,108	565
01/30/2026	State Street	United States Dollar	3,100	Czech Koruna	64,885	20
01/30/2026	Barclays	United States Dollar	94,000	Hungarian Forint	31,800,670	40
01/30/2026	Merrill Lynch	United States Dollar	164,406	Hungarian Forint	55,487,953	459
01/30/2026	Goldman Sachs	United States Dollar	9,100	Mexican Peso	169,187	82
01/30/2026	HSBC Bank	United States Dollar	90,956	Mexican Peso	1,690,332	858
01/30/2026	Morgan Stanley	United States Dollar	14,093	Mexican Peso	261,998	128
01/30/2026	HSBC Bank	United States Dollar	13,900	Polish Zloty	50,839	147
01/30/2026	Citibank	United States Dollar	3,300	Romanian Leu	14,545	19
01/30/2026	Goldman Sachs	United States Dollar	15,000	South African Rand	261,243	30
01/30/2026	Merrill Lynch	United States Dollar	131,397	South African Rand	2,282,241	613
Subtotal Appreciation						42,667
11/04/2025	HSBC Bank	Brazilian Real	641,490	United States Dollar	119,561	(445)
11/04/2025	Santander	Brazilian Real	895,500	United States Dollar	166,987	(706)
11/10/2025	Citibank	United States Dollar	8,588	Egyptian Pound	487,532	(1,697)
See accompanying notes to the financial statements.

ASHMORE EMERGING MARKETS LOCAL CURRENCY BOND FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
As of October 31, 2025
Settlement Date	Counterparty	Currency Buy	Currency Buy Amount (Local Currency)	Currency Sell	Currency Sell Amount (Local Currency)	Unrealized Gain/(Loss)
11/10/2025	HSBC Bank	United States Dollar	17,176	Egyptian Pound	972,143	$(3,332)
11/10/2025	Morgan Stanley	United States Dollar	5,043	Egyptian Pound	285,710	(984)
11/12/2025	Barclays	Indian Rupee	1,051,846	United States Dollar	12,000	(159)
11/12/2025	Goldman Sachs	Indian Rupee	9,235,275	United States Dollar	105,000	(1,033)
11/12/2025	HSBC Bank	Indian Rupee	10,448,133	United States Dollar	118,572	(951)
11/12/2025	Morgan Stanley	Indian Rupee	3,013,250	United States Dollar	34,000	(78)
11/12/2025	Morgan Stanley	United States Dollar	25,608	Egyptian Pound	1,464,770	(5,270)
11/28/2025	Morgan Stanley	United States Dollar	100,000	Singapore Dollar	129,888	(7)
12/02/2025	Deutsche Bank	Brazilian Real	298,057	United States Dollar	55,000	(47)
12/02/2025	Northern Trust	Brazilian Real	1,268,532	United States Dollar	235,712	(1,831)
12/10/2025	Barclays	Korean Won	266,362,410	United States Dollar	192,479	(5,772)
12/10/2025	Deutsche Bank	United States Dollar	141,382	Indonesian Rupiah	2,354,296,133	(88)
12/17/2025	HSBC Bank	United States Dollar	5,000	Malaysian Ringgit	21,111	(49)
12/17/2025	Merrill Lynch	United States Dollar	206,000	Malaysian Ringgit	865,872	(1,073)
01/09/2026	Deutsche Bank	Uzbekistan Som	611,250,000	United States Dollar	50,000	(120)
01/30/2026	HSBC Bank	Chilean Peso	93,625,000	United States Dollar	100,000	(671)
01/30/2026	HSBC Bank	Czech Koruna	5,757,247	United States Dollar	279,529	(6,242)
01/30/2026	HSBC Bank	Hungarian Forint	3,950,075	United States Dollar	11,730	(59)
01/30/2026	Merrill Lynch	Hungarian Forint	82,097,854	United States Dollar	246,355	(3,785)
01/30/2026	UBS	Hungarian Forint	34,106,690	United States Dollar	101,000	(227)
01/30/2026	Barclays	Polish Zloty	1,411,358	United States Dollar	388,547	(6,735)
01/30/2026	Goldman Sachs	Polish Zloty	364,735	United States Dollar	100,000	(1,329)
01/30/2026	JPMorgan Chase	Polish Zloty	56,911	United States Dollar	15,540	(144)
01/30/2026	Morgan Stanley	Polish Zloty	200,896	United States Dollar	55,000	(652)
01/30/2026	HSBC Bank	Romanian Leu	453,131	United States Dollar	103,915	(1,713)
01/30/2026	Morgan Stanley	South African Rand	1,422,318	United States Dollar	81,970	(464)
01/30/2026	HSBC Bank	Turkish Lira	511,343	United States Dollar	11,314	(36)
01/30/2026	Merrill Lynch	United States Dollar	130,302	Colombian Peso	513,415,432	(1,171)
01/30/2026	HSBC Bank	United States Dollar	50,000	Hungarian Forint	16,948,000	(75)
01/30/2026	Merrill Lynch	United States Dollar	50,000	Hungarian Forint	16,955,125	(96)
01/30/2026	HSBC Bank	United States Dollar	3,500	Peruvian Nuevo Sol	11,930	(34)
01/30/2026	Merrill Lynch	United States Dollar	95,000	Peruvian Nuevo Sol	322,193	(431)
01/30/2026	Morgan Stanley	United States Dollar	16,700	South African Rand	291,693	(16)
02/11/2026	HSBC Bank	Indian Rupee	13,077,343	United States Dollar	146,520	(85)
03/12/2026	Merrill Lynch	Chinese Offshore Yuan	3,727,996	United States Dollar	529,379	(1,558)
04/17/2026	Goldman Sachs	Indian Rupee	13,528,000	United States Dollar	152,000	(1,153)
Subtotal Depreciation						(50,318)
Total						$(7,651)
See accompanying notes to the financial statements.

ASHMORE EMERGING MARKETS LOCAL CURRENCY BOND FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
As of October 31, 2025
At October 31, 2025, the Ashmore Emerging Markets Local Currency Bond Fund had the following centrally cleared interest rate swap contracts outstanding:
Pay Rate Index/ Pay Rate	Receive Rate/ Receive Rate Index	Notional Amount		Expiration Date	Fair Value	Premiums Paid/ (Received)	Unrealized Appreciation (Depreciation)**
1-Day Brazil CENTIP Interbank Deposit Rate (Pay At Maturity)	13.290% (Receive At Maturity)	BRL	1,498,505	01/03/2028	$462	$—	$462
1-Day Brazil CENTIP Interbank Deposit Rate (Pay At Maturity)	13.140% (Receive At Maturity)	BRL	1,278,266	01/03/2028	(351)	—	(351)
1-Day Brazil CENTIP Interbank Deposit Rate (Pay At Maturity)	13.130% (Receive At Maturity)	BRL	1,073,075	01/02/2029	446	—	446
1-Day Brazil CENTIP Interbank Deposit Rate (Pay At Maturity)	13.260% (Receive At Maturity)	BRL	2,601,887	01/03/2028	833	—	833
1-Day Brazil CENTIP Interbank Deposit Rate (Pay At Maturity)	13.090% (Receive At Maturity)	BRL	880,576	01/02/2029	360	—	360
7-Day CNY CNRR (Pay Quarterly)	2.775% (Receive Quarterly)	CNY	1,700,000	03/15/2028	7,411	—	7,411
7-Day CNY CNRR (Pay Quarterly)	1.770% (Receive Quarterly)	CNY	700,000	10/11/2029	886	—	886
7-Day CNY CNRR (Pay Quarterly)	1.600% (Receive Quarterly)	CNY	1,480,000	12/17/2030	446	—	446
9.355% (Pay Quarterly)	1-Day COOVIBR (Receive Quarterly)	COP	634,000,000	01/21/2035	2,881	—	2,881
1-Day COOVIBR (Pay Quarterly)	8.420% (Receive Quarterly)	COP	2,183,000,000	01/21/2027	(4,158)	—	(4,158)
1-Day COOVIBR (Pay Quarterly)	8.170% (Receive Quarterly)	COP	605,810,000	04/07/2027	(1,959)	—	(1,959)
1-Day INR MIBOR (Pay Semi-Annually)	5.999% (Receive Semi-Annually)	INR	7,012,000	12/12/2029	1,280	—	1,280
1-Day INR MIBOR (Pay Semi-Annually)	6.024% (Receive Semi-Annually)	INR	5,490,000	12/13/2029	1,063	—	1,063
1-Day INR MIBOR (Pay Semi-Annually)	6.236% (Receive Semi-Annually)	INR	6,020,000	01/21/2030	1,695	—	1,695
1-Day INR MIBOR (Pay Semi-Annually)	5.794% (Receive Semi-Annually)	INR	6,430,000	06/18/2035	(369)	—	(369)
5.744% (Pay Semi-Annually)	1-Day INR MIBOR (Receive Semi-Annually)	INR	18,042,000	06/16/2030	(1,039)	—	(1,039)
3M KRW KWCDC (Pay Quarterly)	2.387% (Receive Quarterly)	KRW	935,217,000	12/17/2028	(5,507)	17	(5,524)
3M KRW KWCDC (Pay Quarterly)	2.536% (Receive Quarterly)	KRW	485,200,000	12/17/2028	(1,396)	—	(1,396)
7.290% (Pay Monthly)	1-Day MXN-TIIE-BANXICO (Receive Monthly)	MXN	4,400,000	12/11/2030	21	—	21
3M MYR KLIBO (Pay Quarterly)	3.270% (Receive Quarterly)	MYR	1,200,000	06/17/2030	273	—	273
6M PLN WIBOR (Pay Semi-Annually)	4.681% (Receive Annually)	PLN	150,000	06/19/2034	1,077	—	1,077
							$4,338

**Includes cumulative appreciation/depreciation on centrally cleared interest rate swap agreements. Only the current day’s variation margin is reported within the Statements of Assets and Liabilities.
See accompanying notes to the financial statements.

ASHMORE EMERGING MARKETS LOCAL CURRENCY BOND FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
As of October 31, 2025
The inputs of methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities and other financial instruments, if any. See note 4 in the Notes to the Financial Statements for more information regarding pricing inputs and valuation techniques. The following is a summary of the inputs used in valuing the Ashmore Emerging Markets Local Currency Bond Fund’s investments and other financial instruments, which are carried at fair value, as of October 31, 2025:
	Level 1	Level 2	Level 3	Total
Investments
Assets:
Debt Securities
Financial Certificates	$—	$89,978	$—	$89,978
Government Agencies	—	157,454	—	157,454
Government Bonds	—	7,992,578	—	7,992,578
Index Linked Government Bonds	—	135,762	—	135,762
Short Term Bills and Notes	—	1,082,065	—	1,082,065
Total Debt Securities	—	9,457,837	—	9,457,837
Total Investments	$—	$9,457,837	$—	$9,457,837
Other Financial Instruments
Assets:
Centrally Cleared Interest Rate Swap Contracts†	$—	$19,134	$—	$19,134
Forward Foreign Currency Exchange Contracts	—	42,667	—	42,667
Liabilities:
Centrally Cleared Interest Rate Swap Contracts†	—	(14,796)	—	(14,796)
Forward Foreign Currency Exchange Contracts	—	(50,318)	—	(50,318)
Total Other Financial Instruments	$—	$(3,313)	$—	$(3,313)
†Includes cumulative appreciation/depreciation on centrally cleared interest rate swap agreements. Only the current day’s variation margin is reported within the Statements of Assets and Liabilities.
The following is a summary of the fair values of the Fund’s derivative instruments*:
Fair Values of Financial Derivative Instruments on the Statements of Assets and Liabilities as of October 31, 2025:
	Derivatives Not Accounted for as Hedging Instruments
	Foreign Exchange Risk	Interest Rate Risk
Assets:
Unrealized Appreciation on Centrally Cleared Interest Rate Swap Contracts	$—	$19,134†
Unrealized Appreciation on Forward Foreign Currency Exchange Contracts	42,667	—
	$42,667	$19,134
Liabilities:
Unrealized Depreciation on Centrally Cleared Interest Rate Swap Contracts	$—	$(14,796)†
Unrealized Depreciation on Forward Foreign Currency Exchange Contracts	(50,318)	—
	$(50,318)	$(14,796)

†	Includes cumulative appreciation/depreciation on centrally cleared interest rate swap agreements. Only the current day’s variation margin is reported within the Statements of Assets and Liabilities.
See accompanying notes to the financial statements.

ASHMORE EMERGING MARKETS LOCAL CURRENCY BOND FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
As of October 31, 2025
The Effect of Financial Derivative Instruments on the Statements of Operations for the Year Ended  October 31, 2025:
	Derivatives Not Accounted for as Hedging Instruments
	Foreign Exchange Risk	Interest Rate Risk
Realized Gain (Loss) on Derivatives:
Net Realized Gain on Forward Foreign Currency Exchange Contracts	$78,363	$—
Net Realized Gain on Interest Rate Swap Contracts	—	12,902
	$78,363	$12,902
Net Change in Unrealized Appreciation (Depreciation) on Derivatives:
Net Change in Unrealized Depreciation on Forward Foreign Currency Exchange Contracts	$(32,193)	$—
Net Change in Unrealized Appreciation on Interest Rate Swap Contracts	—	7,384
	$(32,193)	$7,384
* See note 9 in the Notes to the Financial Statements for additional information.
See accompanying notes to the financial statements.

ASHMORE EMERGING MARKETS CORPORATE INCOME FUND
SCHEDULE OF INVESTMENTS
As of October 31, 2025
	Currency[1]	Par	Value	% of Net Assets
Debt Securities
Argentina (Cost $716,545)
Pampa Energia S.A., 7.875%, 12/16/2034		130,000	$131,437	0.70
Pluspetrol S.A., 8.500%, 05/30/2032		130,000	132,386	0.71
Telecom Argentina S.A., 9.500%, 07/18/2031		100,000	103,500	0.55
Vista Energy Argentina S.A.U., 7.625%, 12/10/2035		130,000	128,453	0.69
YPF Energia Electrica S.A., 7.875%, 10/16/2032		130,000	128,215	0.68
YPF S.A., 9.500%, 01/17/2031		98,000	102,925	0.55
			726,916	3.88
Brazil (Cost $995,043)
Embraer Netherlands Finance B.V., 5.400%, 01/09/2038		200,000	200,060	1.07
JBS U.S.A. Holding Lux S.a.r.l./JBS U.S.A. Food Co./JBS Lux Co. S.a.r.l., 5.750%, 04/01/2033		60,000	62,455	0.33
LD Celulose International GmbH, 7.950%, 01/26/2032		200,000	210,690	1.13
Petrobras Global Finance B.V., 6.850%, 06/05/2115		35,000	33,746	0.18
Samarco Mineracao S.A., 9.500%, (100% Cash), 06/30/2031[2]		104,565	104,207	0.56
Suzano Austria GmbH, 3.125%, 01/15/2032		75,000	67,196	0.36
Trident Energy Finance PLC, 12.500%, 11/30/2029		200,000	205,220	1.10
Vale Overseas Ltd., 6.875%, 11/10/2039		47,000	53,357	0.28
Vale Overseas Ltd., 6.400%, 06/28/2054		85,000	88,528	0.47
			1,025,459	5.48
Chile (Cost $933,270)
Banco de Credito e Inversiones S.A., (Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 4.944%), 8.750%, 05/08/2029[3]		200,000	215,131	1.15
BPCE S.A., 3.150%, 03/06/2030		245,000	231,880	1.24
Chile Electricity Lux Mpc II S.a.r.l., 5.580%, 10/20/2035		195,501	201,718	1.08
Latam Airlines Group S.A., 7.625%, 01/07/2031[4]		200,000	206,055	1.10
Telefonica Moviles Chile S.A., 3.537%, 11/18/2031		150,000	96,750	0.51
			951,534	5.08
China (Cost $10,463,660)
Central China Real Estate Ltd., 7.250%, 07/16/2024[5,6]		465,000	13,950	0.07
Central China Real Estate Ltd., 7.250%, 08/13/2024[5,6]		2,611,000	78,330	0.42
Central China Real Estate Ltd., 7.250%, 04/28/2025[5,6]		190,000	5,320	0.03
Central China Real Estate Ltd., 7.650%, 08/27/2025[5,6]		400,000	11,200	0.06
China SCE Group Holdings Ltd., 7.375%, 04/09/2024[5,6]		200,000	8,500	0.05
China SCE Group Holdings Ltd., 5.950%, 09/29/2024[5,6]		760,000	32,300	0.17
China SCE Group Holdings Ltd., 7.000%, 05/02/2025[5,6]		1,236,000	52,530	0.28
China SCE Group Holdings Ltd., 6.000%, 02/04/2026[5]		1,099,000	46,707	0.25
Fantasia Holdings Group Co. Ltd., 15.000%, 12/18/2021[4,5,6]		830,000	12,450	0.07
Fantasia Holdings Group Co. Ltd., 7.950%, 07/05/2022[4,5,6]		1,200,000	18,000	0.10
Fantasia Holdings Group Co. Ltd., 12.250%, 10/18/2022[4,5,6]		1,840,000	27,600	0.15
Fantasia Holdings Group Co. Ltd., 10.875%, 01/09/2023[5,6]		925,000	13,875	0.07
Kaisa Group Holdings Ltd., 0.000%, 12/31/2025[4,7]		137,218	3,737	0.02
Kaisa Group Holdings Ltd., 0.000%, 12/31/2026[4,7]		182,943	2,443	0.01
See accompanying notes to the financial statements.

ASHMORE EMERGING MARKETS CORPORATE INCOME FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
As of October 31, 2025
	Currency[1]	Par	Value	% of Net Assets
China (continued)
Kaisa Group Holdings Ltd., 5.000%, 11/30/2027[4]		35,568	$2,800	0.02
Kaisa Group Holdings Ltd., 7.721%, 12/28/2027[2,4]		182,943	4,574	0.02
Kaisa Group Holdings Ltd., 0.000%, 12/31/2027[4,7]		228,690	2,344	0.01
Kaisa Group Holdings Ltd., 6.250%, 12/28/2028[2,4]		274,416	5,282	0.03
Kaisa Group Holdings Ltd., 0.000%, 12/31/2028[4,7]		365,888	2,287	0.01
Kaisa Group Holdings Ltd., 6.500%, 12/28/2029[2,4]		457,360	9,833	0.05
Kaisa Group Holdings Ltd., 0.000%, 12/31/2029[4,7]		365,888	8,232	0.04
Kaisa Group Holdings Ltd., 6.750%, 12/28/2030[2,4]		548,833	11,251	0.06
Kaisa Group Holdings Ltd., 0.000%, 12/31/2030[4,7]		457,360	7,779	0.04
Kaisa Group Holdings Ltd., 7.000%, 12/28/2031[2,4]		823,249	16,465	0.09
Kaisa Group Holdings Ltd., 0.000%, 12/31/2031[4,7]		457,360	5,717	0.03
Kaisa Group Holdings Ltd., 7.250%, 12/28/2032[2,4]		771,364	12,535	0.07
Kaisa Group Holdings Ltd., 0.000%, 12/31/2032[4,7]		862,837	10,655	0.06
Sunac China Holdings Ltd., 6.000%, 09/30/2025[2,4,5,6]		100,000	15,000	0.08
Sunac China Holdings Ltd., 6.250%, 09/30/2026[2,4,5]		100,000	14,883	0.08
Sunac China Holdings Ltd., 6.500%, 09/30/2027[2,4,5]		100,000	14,882	0.08
Sunac China Holdings Ltd., 6.750%, 09/30/2028[2,4,5]		100,000	15,006	0.08
Sunac China Holdings Ltd., 7.000%, 09/30/2029[2,4,5]		217,339	32,314	0.17
Sunac China Holdings Ltd., 7.250%, 09/30/2030[2,4,5]		442,587	66,353	0.35
Yuzhou Group Holdings Co. Ltd., 7.000%, (100% Cash), 06/30/2027[2]		252,334	29,659	0.16
Yuzhou Group Holdings Co. Ltd., 4.000%, (100% Cash), 06/30/2028[2]		213,940	6,414	0.03
Yuzhou Group Holdings Co. Ltd., 4.500%, (100% Cash), 06/30/2029[2]		372,538	8,378	0.05
Yuzhou Group Holdings Co. Ltd., 5.000%, (100% Cash), 06/30/2030[2]		497,245	9,950	0.05
Yuzhou Group Holdings Co. Ltd., 5.500%, (100% Cash), 06/30/2031[2]		697,517	5,238	0.03
Yuzhou Group Holdings Co. Ltd., 1.000%, (100% Cash), 06/30/2034[2]		227,169	273	—
Zhenro Properties Group Ltd., 8.700%, 08/03/2022[5,6]		1,360,000	3,400	0.02
Zhenro Properties Group Ltd., 6.500%, 09/01/2022[5,6]		2,095,000	5,238	0.03
Zhenro Properties Group Ltd., 9.150%, 05/06/2023[5,6]		700,000	1,750	0.01
Zhenro Properties Group Ltd., 7.875%, 04/14/2024[5,6]		2,315,000	5,788	0.03
			661,222	3.53
Colombia (Cost $489,752)
AI Candelaria S.A., 5.750%, 06/15/2033		250,000	226,281	1.21
Ecopetrol S.A., 5.875%, 05/28/2045		98,000	74,950	0.40
Grupo Aval Ltd., 4.375%, 02/04/2030		200,000	188,060	1.00
			489,291	2.61
Costa Rica (Cost $213,950)
Liberty Costa Rica Senior Secured Finance, 10.875%, 01/15/2031		200,000	211,489	1.13
			211,489	1.13
See accompanying notes to the financial statements.

ASHMORE EMERGING MARKETS CORPORATE INCOME FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
As of October 31, 2025
	Currency[1]	Par	Value	% of Net Assets
Czech Republic (Cost $2,177,320)
Energo-Pro A.S., 11.000%, 11/02/2028		200,000	$211,000	1.13
New World Resources N.V., 8.000%, 04/07/2020[5,6,8]	EUR	1,685,299	—	—
New World Resources N.V., 0.000%, 10/07/2020[4,5,6,8,9]	EUR	101,612	—	—
New World Resources N.V., 4.000%, 10/07/2020[5,6,8]	EUR	700,590	—	—
			211,000	1.13
Georgia (Cost $195,595)
Bank of Georgia JSC, (Variable, USD SOFR ICE Swap Rate 5Y + 5.618%), 9.500%, 07/16/2029[3]		200,000	205,280	1.10
			205,280	1.10
Guatemala (Cost $179,750)
CT Trust, 5.125%, 02/03/2032		200,000	189,100	1.01
			189,100	1.01
Hong Kong (Cost $669,924)
Bank of East Asia (The) Ltd., (Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 2.300%), 4.875%, 04/22/2032[3]		300,000	299,469	1.60
Prudential Funding Asia PLC, (Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 1.517%), 2.950%, 11/03/2033[3]		200,000	191,106	1.02
Standard Chartered PLC, (Variable, U.S. Treasury Yield Curve Rate CMT 1Y + 1.450%), 5.905%, 05/14/2035[3]		200,000	211,630	1.13
			702,205	3.75
India (Cost $756,665)
Greenko Power II Ltd., 4.300%, 12/13/2028		159,500	152,339	0.82
Power Finance Corp. Ltd., 4.500%, 06/18/2029		235,000	234,370	1.25
Sammaan Capital Ltd., 9.700%, 07/03/2027		200,000	209,476	1.12
Vedanta Resources Finance II PLC, 9.475%, 07/24/2030		200,000	202,500	1.08
			798,685	4.27
Indonesia (Cost $450,995)
Medco Maple Tree Pte. Ltd., 8.960%, 04/27/2029		250,000	261,720	1.40
Minejesa Capital B.V., 5.625%, 08/10/2037		200,000	199,300	1.06
			461,020	2.46
Israel (Cost $358,770)
Energean Israel Finance Ltd., 8.500%, 09/30/2033[4]		158,790	169,151	0.90
Leviathan Bond Ltd., 6.500%, 06/30/2027[4]		67,382	67,698	0.36
Leviathan Bond Ltd., 6.750%, 06/30/2030[4]		137,043	138,285	0.74
			375,134	2.00
Kazakhstan (Cost $492,038)
KazMunayGas National Co. JSC, 5.750%, 04/19/2047		220,000	207,942	1.11
KazMunayGas National Co. JSC, 6.375%, 10/24/2048		365,000	367,318	1.96
			575,260	3.07
Mexico (Cost $1,210,078)
Alfa S.A.B. de C.V., 6.875%, 03/25/2044		200,000	222,176	1.19
See accompanying notes to the financial statements.

ASHMORE EMERGING MARKETS CORPORATE INCOME FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
As of October 31, 2025
	Currency[1]	Par	Value	% of Net Assets
Mexico (continued)
Banco Mercantil del Norte S.A., (Variable, U.S. Treasury Yield Curve Rate CMT 10Y + 7.760%), 8.375%, 10/14/2030[3]		215,000	$228,988	1.22
Banco Mercantil del Norte S.A., (Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 4.072%), 8.375%, 05/20/2031[3]		200,000	209,600	1.12
BBVA Mexico S.A. Institucion De Banca Multiple Grupo Financiero BBVA Mexico, (Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 4.214%), 8.125%, 01/08/2039[3]		200,000	216,990	1.16
Infraestructura Energetica Nova S.A.P.I. de C.V., 4.750%, 01/15/2051		200,000	155,892	0.83
Petroleos Mexicanos, 6.500%, 06/02/2041		90,000	79,159	0.42
Tierra Mojada Luxembourg II S.a.r.l., 5.750%, 12/01/2040		169,056	166,097	0.89
			1,278,902	6.83
Morocco (Cost $195,222)
OCP S.A., 5.125%, 06/23/2051		200,000	168,270	0.90
			168,270	0.90
Nigeria (Cost $381,571)
IHS Holding Ltd., 6.250%, 11/29/2028		200,000	199,720	1.07
IHS Holding Ltd., 8.250%, 11/29/2031		200,000	207,900	1.11
			407,620	2.18
Pakistan (Cost $180,330)
Veon Midco B.V., 3.375%, 11/25/2027		205,000	192,207	1.03
			192,207	1.03
Panama (Cost $196,099)
Sable International Finance Ltd., 7.125%, 10/15/2032		200,000	200,000	1.07
			200,000	1.07
Peru (Cost $409,466)
Minsur S.A., 4.500%, 10/28/2031		215,000	205,443	1.10
Niagara Energy S.A.C., 5.746%, 10/03/2034		200,000	205,550	1.10
			410,993	2.20
Poland (Cost $111,872)
GTC Aurora Luxembourg S.A., 2.250%, 06/23/2026	EUR	110,000	123,975	0.66
			123,975	0.66
Russian Federation (Cost $1,481,647)
Sovcombank Via SovCom Capital DAC, 7.600%, 02/17/2027[5,10]		1,605,000	2	—
			2	—
Saudi Arabia (Cost $863,612)
Acwa Power Management And Investments One Ltd., 5.950%, 12/15/2039		184,600	188,811	1.01
EIG Pearl Holdings S.a.r.l., 3.545%, 08/31/2036		275,366	255,488	1.36
Greensaif Pipelines Bidco S.a.r.l., 6.510%, 02/23/2042		235,000	256,886	1.37
See accompanying notes to the financial statements.

ASHMORE EMERGING MARKETS CORPORATE INCOME FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
As of October 31, 2025
	Currency[1]	Par	Value	% of Net Assets
Saudi Arabia (continued)
Saudi Arabian Oil Co., 5.875%, 07/17/2064		200,000	$199,450	1.07
			900,635	4.81
Singapore (Cost $199,259)
Great Eastern Life Assurance Co. (The) Ltd., (Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 0.696%), 5.398%, 01/22/2032[3]		200,000	203,750	1.09
			203,750	1.09
South Africa (Cost $718,871)
AngloGold Ashanti Holdings PLC, 3.375%, 11/01/2028		270,000	261,056	1.40
Gold Fields Orogen Holdings BVI Ltd., 6.125%, 05/15/2029		210,000	220,710	1.18
Prosus N.V., 4.027%, 08/03/2050		360,000	256,950	1.37
			738,716	3.95
South Korea (Cost $635,005)
Hanwha Life Insurance Co. Ltd., (Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 2.292%), 6.300%, 06/24/2055[3]		200,000	209,940	1.12
Shinhan Financial Group Co. Ltd., (Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 2.064%), 2.875%, 05/12/2026[3]		255,000	252,450	1.35
Woori Bank, (Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 2.277%), 6.375%, 07/24/2029[3]		200,000	209,812	1.12
			672,202	3.59
Thailand (Cost $331,974)
Bangkok Bank PCL, 9.025%, 03/15/2029		140,000	157,413	0.84
Bangkok Bank PCL, (Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 2.150%), 3.466%, 09/23/2036[3]		200,000	182,416	0.98
			339,829	1.82
Turkey (Cost $626,096)
Turkcell Iletisim Hizmetleri A.S., 7.650%, 01/24/2032		200,000	209,662	1.12
Turkiye Vakiflar Bankasi T.A.O., (Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 4.669%), 8.994%, 10/05/2034[3]		200,000	211,188	1.13
Yapi ve Kredi Bankasi A.S., (Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 5.499%), 9.743%, 04/04/2029[3]		205,000	215,635	1.15
			636,485	3.40
United Arab Emirates (Cost $398,048)
First Abu Dhabi Bank PJSC, (Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 4.138%), 4.500%, 04/05/2026[3]		200,000	198,721	1.06
MAF Global Securities Ltd., (Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 3.539%), 6.375%, 03/20/2026[3]		200,000	199,963	1.07
			398,684	2.13
United States (Cost $913,237)
U.S. Treasury Bill, 3.809%, 12/11/2025[11]		917,200	913,451	4.88
			913,451	4.88
Uzbekistan (Cost $405,077)
Jscb Agrobank, 9.250%, 10/02/2029		200,000	217,750	1.16
See accompanying notes to the financial statements.

ASHMORE EMERGING MARKETS CORPORATE INCOME FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
As of October 31, 2025
	Currency[1]	Par	Value	% of Net Assets
Uzbekistan (continued)
Navoi Mining & Metallurgical Combinat, 6.950%, 10/17/2031		200,000	$213,750	1.14
			431,500	2.30
Venezuela (Cost $2,056,724)
Petroleos de Venezuela S.A., 8.500%, 10/27/2020[5,6]		1,724,000	1,703,398	9.10
Petroleos de Venezuela S.A., 9.750%, 05/17/2035[5]		2,103,000	511,029	2.73
			2,214,427	11.83
Zambia (Cost $208,578)
First Quantum Minerals Ltd., 8.625%, 06/01/2031		200,000	209,250	1.12
			209,250	1.12
Total Debt Securities (Cost $30,616,043)			18,024,493	96.29
Bank Loans
Czech Republic (Cost $362,934)
New World Resources N.V., 8.500%, 10/07/2016[5,6,8]	EUR	952,166	—	—
			—	—
Total Bank Loans (Cost $362,934)			—	—

	Currency[1]	Shares	Value	% of Net Assets
Equity Securities
China (Cost $32,473)
Kaisa Group Holdings Ltd.*	HKD	524,296	$8,096	0.04
Sunac Services Holdings Ltd.[4]	HKD	72,634	14,450	0.08
Yuzhou Group Holdings Co. Ltd.*	HKD	241,847	4,927	0.03
			27,473	0.15
Czech Republic (Cost $1,093,253)
New World Resources PLC, Class A*,8	GBP	36,580,138	—	—
			—	—
Niger (Cost $877,496)
Savannah Energy PLC*	GBP	2,258,852	206,238	1.10
			206,238	1.10
Total Equity Securities (Cost $2,003,222)			233,711	1.25
Total Investments (Total Cost $32,982,199)			18,258,204	97.54
Other Assets Less Liabilities (See Statements of Assets and Liabilities for further detail)			459,825	2.46
Net Assets			$18,718,029	100.00

*	Non-income producing security.
[1]	Local currency is United States Dollars unless otherwise noted below.
See accompanying notes to the financial statements.

ASHMORE EMERGING MARKETS CORPORATE INCOME FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
As of October 31, 2025
[2]	Security is a payment-in-kind bond, and unless otherwise noted in the description of the security, pays its entire coupon on an in-kind basis.
[3]	Variable rate security. Security issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.
[4]	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may not be publicly traded without registration under the Securities Act of 1933. As of October 31, 2025, these securities had a total value of $918,061 or 4.90% of net assets.
[5]	Issuer has defaulted on terms of debt obligation.
[6]	Maturity has been extended under the terms of a plan of reorganization.
[7]	Zero coupon bond.
[8]	Security has been deemed worthless and is a Level 3 investment.
[9]	Restricted security that has been deemed illiquid. At October 31, 2025 the value of these restricted illiquid securities amount to $0 or 0.00% of net assets. Additional information on each restricted illiquid security is as follows:

SECURITY	ACQUISITION DATE	ACQUISITION COST
New World Resources N.V., 0.000%, 10/07/2020	10/7/14	$-

[10]	Security is a Level 3 investment.
[11]	Zero coupon bond – interest rate reflects effective yield on the date of purchase.
Percentages shown are based on net assets.
At October 31, 2025, the Ashmore Emerging Markets Corporate Income Fund had outstanding forward foreign currency exchange contracts as follows:
Settlement Date	Counterparty	Currency Buy	Currency Buy Amount (Local Currency)	Currency Sell	Currency Sell Amount (Local Currency)	Unrealized Gain/(Loss)
01/02/2026	State Street	United States Dollar	240,375	British Pound	179,990	$3,914
01/02/2026	State Street	United States Dollar	95,361	Euro	81,221	1,397
Subtotal Appreciation						5,311
Total						$5,311
See accompanying notes to the financial statements.

ASHMORE EMERGING MARKETS CORPORATE INCOME FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
As of October 31, 2025
The inputs of methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities and other financial instruments, if any. See note 4 in the Notes to the Financial Statements for more information regarding pricing inputs and valuation techniques. The following is a summary of the inputs used in valuing the Ashmore Emerging Markets Corporate Income Fund’s investments and other financial instruments, which are carried at fair value, as of October 31, 2025:
	Level 1	Level 2	Level 3	Total
Investments
Assets:
Debt Securities
Corporate Bonds	$—	$11,500,808	$2	$11,500,810
Corporate Convertible Bonds	—	914,409	—	914,409
Government Agencies	—	4,695,823	—	4,695,823
Short Term Bills and Notes	—	913,451	—	913,451
Total Debt Securities	—	18,024,491	2	18,024,493
Equity Securities
Common Stock
China	—	27,473	—	27,473
Niger	206,238	—	—	206,238
Total Common Stock	206,238	27,473	—	233,711
Total Investments	$206,238	$18,051,964	$2	$18,258,204
Other Financial Instruments
Assets:
Forward Foreign Currency Exchange Contracts	$—	$5,311	$—	$5,311
Total Other Financial Instruments	$—	$5,311	$—	$5,311
During the year ended October 31, 2025, Common Stock in the amount of $206,238 were transferred out of Level 3 investments.
The amount of Level 3 securities compared to total net assets is not material; therefore, the reconciliation of Level 3 securities and assumptions is not shown for the year ended October 31, 2025.
See accompanying notes to the financial statements.

ASHMORE EMERGING MARKETS CORPORATE INCOME FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
As of October 31, 2025
The following is a summary of the fair values of the Fund’s derivative instruments*:
Fair Values of Financial Derivative Instruments on the Statements of Assets and Liabilities as of October 31, 2025:
	Derivatives Not Accounted for as Hedging Instruments
	Foreign Exchange Risk	Interest Rate Risk
Assets:
Unrealized Appreciation on Forward Foreign Currency Exchange Contracts	$5,311	$—
	$5,311	$—
The Effect of Financial Derivative Instruments on the Statements of Operations for the Year Ended  October 31, 2025:
	Derivatives Not Accounted for as Hedging Instruments
	Foreign Exchange Risk	Interest Rate Risk	Credit Risk
Realized Gain (Loss) on Derivatives:
Net Realized Loss on Forward Foreign Currency Exchange Contracts	$(20,791)	$—	$—
Net Realized Loss on Interest Rate Swap Contracts	—	(417)	—
Net Realized Loss on Futures Contracts	—	(22,502)	—
Net Realized Loss on Credit Default Swap Contracts	—	—	(22,740)
	$(20,791)	$(22,919)	$(22,740)
Net Change in Unrealized Appreciation (Depreciation) on Derivatives:
Net Change in Unrealized Appreciation on Forward Foreign Currency Exchange Contracts	$20,328	$—	$—
Net Change in Unrealized Appreciation on Futures Contracts	—	15,075	—
	$20,328	$15,075	$—
* See note 9 in the Notes to the Financial Statements for additional information.
See accompanying notes to the financial statements.

ASHMORE EMERGING MARKETS SHORT DURATION FUND
SCHEDULE OF INVESTMENTS
As of October 31, 2025
	Currency[1]	Par	Value	% of Net Assets
Debt Securities
Brazil (Cost $1,598,971)
Banco do Brasil S.A., 4.875%, 01/11/2029		400,000	$397,802	1.28
BRF GmbH, 4.350%, 09/29/2026		400,000	396,400	1.27
CSN Inova Ventures, 6.750%, 01/28/2028		200,000	185,100	0.59
NBM U.S. Holdings, Inc., 7.000%, 05/14/2026		115,000	114,712	0.37
Suzano Austria GmbH, 6.000%, 01/15/2029		500,000	516,985	1.66
			1,610,999	5.17
Chile (Cost $710,035)
Banco de Credito e Inversiones S.A., 3.500%, 10/12/2027		200,000	196,794	0.63
BPCE S.A., 3.150%, 03/06/2030		200,000	189,290	0.61
GNL Quintero S.A., 4.634%, 07/31/2029		129,470	129,552	0.41
Inversiones CMPC S.A., 4.375%, 04/04/2027		200,000	199,636	0.64
			715,272	2.29
China (Cost $13,278,693)
Central China Real Estate Ltd., 7.900%, 11/07/2023[2,3]		560,000	15,680	0.05
Central China Real Estate Ltd., 7.250%, 07/16/2024[2,3]		1,275,000	38,250	0.12
Central China Real Estate Ltd., 7.250%, 08/13/2024[2,3]		979,000	29,370	0.09
Central China Real Estate Ltd., 7.250%, 04/28/2025[2,3]		190,000	5,320	0.02
Central China Real Estate Ltd., 7.500%, 07/14/2025[2,3]		422,000	13,715	0.04
Central China Real Estate Ltd., 7.650%, 08/27/2025[2,3]		560,000	15,680	0.05
China SCE Group Holdings Ltd., 7.375%, 04/09/2024[2,3]		410,000	17,425	0.06
China SCE Group Holdings Ltd., 5.950%, 09/29/2024[2,3]		800,000	34,000	0.11
China SCE Group Holdings Ltd., 7.000%, 05/02/2025[2,3]		1,135,000	48,237	0.15
China SCE Group Holdings Ltd., 6.000%, 02/04/2026[2]		1,085,000	46,113	0.15
Fantasia Holdings Group Co. Ltd., 12.250%, 10/18/2022[2,3,4]		4,000,000	60,000	0.19
Fantasia Holdings Group Co. Ltd., 10.875%, 01/09/2023[2,3]		4,160,000	62,400	0.20
Fantasia Holdings Group Co. Ltd., 11.875%, 06/01/2023[2,3,4]		1,510,000	22,650	0.07
Fortune Star BVI Ltd., 8.500%, 05/19/2028		320,000	334,400	1.07
Kaisa Group Holdings Ltd., 0.000%, 12/31/2025[4,5]		332,374	9,053	0.03
Kaisa Group Holdings Ltd., 0.000%, 12/31/2026[4,5]		443,131	5,919	0.02
Kaisa Group Holdings Ltd., 5.000%, 11/30/2027[4]		86,105	6,777	0.02
Kaisa Group Holdings Ltd., 7.721%, 12/28/2027[4,6]		443,131	11,078	0.04
Kaisa Group Holdings Ltd., 0.000%, 12/31/2027[4,5]		553,941	5,678	0.02
Kaisa Group Holdings Ltd., 6.250%, 12/28/2028[4,6]		664,698	12,795	0.04
Kaisa Group Holdings Ltd., 0.000%, 12/31/2028[4,5]		886,264	5,539	0.02
Kaisa Group Holdings Ltd., 6.500%, 12/28/2029[4,6]		1,107,831	23,818	0.08
Kaisa Group Holdings Ltd., 0.000%, 12/31/2029[4,5]		886,264	19,941	0.06
Kaisa Group Holdings Ltd., 6.750%, 12/28/2030[4,6]		1,329,396	27,253	0.09
Kaisa Group Holdings Ltd., 0.000%, 12/31/2030[4,5]		1,107,831	18,843	0.06
Kaisa Group Holdings Ltd., 7.000%, 12/28/2031[4,6]		1,994,096	39,882	0.13
Kaisa Group Holdings Ltd., 0.000%, 12/31/2031[4,5]		1,107,831	13,848	0.04
Kaisa Group Holdings Ltd., 7.250%, 12/28/2032[4,6]		1,868,418	30,362	0.10
Kaisa Group Holdings Ltd., 0.000%, 12/31/2032[4,5]		2,089,984	25,809	0.08
See accompanying notes to the financial statements.

ASHMORE EMERGING MARKETS SHORT DURATION FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
As of October 31, 2025
	Currency[1]	Par	Value	% of Net Assets
China (continued)
KWG Group Holdings Ltd., 6.000%, 01/14/2024[2,3]		205,000	$12,813	0.04
Meituan, 0.000%, 04/27/2028[5]		400,000	394,869	1.27
Sunac China Holdings Ltd., 6.000%, 09/30/2025[2,3,4,6]		91,207	13,681	0.04
Sunac China Holdings Ltd., 6.250%, 09/30/2026[2,4,6]		91,428	13,607	0.04
Sunac China Holdings Ltd., 6.500%, 09/30/2027[2,4,6]		94,564	14,073	0.05
Sunac China Holdings Ltd., 6.750%, 09/30/2028[2,4,6]		143,385	21,516	0.07
Sunac China Holdings Ltd., 7.000%, 09/30/2029[2,4,6]		507,343	75,432	0.24
Sunac China Holdings Ltd., 7.250%, 09/30/2030[2,4,6]		130,119	19,507	0.06
Yuzhou Group Holdings Co. Ltd., 7.000%, (100% Cash), 06/30/2027[6]		442,296	51,987	0.17
Yuzhou Group Holdings Co. Ltd., 4.000%, (100% Cash), 06/30/2028[6]		375,000	11,243	0.04
Yuzhou Group Holdings Co. Ltd., 4.500%, (100% Cash), 06/30/2029[6]		652,993	14,686	0.05
Yuzhou Group Holdings Co. Ltd., 5.000%, (100% Cash), 06/30/2030[6]		871,582	17,440	0.06
Yuzhou Group Holdings Co. Ltd., 5.500%, (100% Cash), 06/30/2031[6]		1,222,624	9,182	0.03
Yuzhou Group Holdings Co. Ltd., 1.000%, (100% Cash), 06/30/2034[6]		342,847	411	—
Zhenro Properties Group Ltd., 8.000%, 03/06/2023[2,3]		4,920,000	12,300	0.04
Zhenro Properties Group Ltd., 9.150%, 05/06/2023[2,3]		813,000	2,033	0.01
Zhenro Properties Group Ltd., 8.300%, 09/15/2023[2,3]		1,017,000	2,543	0.01
Zhenro Properties Group Ltd., 7.875%, 04/14/2024[2,3]		575,000	1,438	—
			1,688,596	5.42
Colombia (Cost $809,190)
Bancolombia S.A., (Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 2.929%), 6.909%, 10/18/2027[7]		400,000	411,516	1.32
Empresas Publicas de Medellin ESP, 4.250%, 07/18/2029		200,000	189,000	0.60
Grupo Nutresa S.A., 8.000%, 05/12/2030		200,000	214,345	0.69
			814,861	2.61
Guatemala (Cost $652,764)
Central American Bottling Corp./CBC Bottling Holdco S.L./Beliv Holdco S.L., 5.250%, 04/27/2029		315,000	308,385	0.99
Millicom International Cellular S.A., 5.125%, 01/15/2028		360,000	357,977	1.15
			666,362	2.14
Hong Kong (Cost $404,290)
Standard Chartered PLC, (Variable, U.S. Treasury Yield Curve Rate CMT 1Y + 1.850%), 6.187%, 07/06/2027[7]		400,000	404,820	1.30
			404,820	1.30
Hungary (Cost $406,093)
OTP Bank Nyrt., (Variable, U.S. Treasury Yield Curve Rate CMT 1Y + 3.711%), 7.500%, 05/25/2027[7]		400,000	406,200	1.30
			406,200	1.30
See accompanying notes to the financial statements.

ASHMORE EMERGING MARKETS SHORT DURATION FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
As of October 31, 2025
	Currency[1]	Par	Value	% of Net Assets
India (Cost $2,928,618)
Clean Renewable Power Mauritius Pte. Ltd., 4.250%, 03/25/2027		578,270	$565,259	1.81
Delhi International Airport Ltd., 6.450%, 06/04/2029		630,000	656,145	2.10
Greenko Power II Ltd., 4.300%, 12/13/2028		325,380	310,771	1.00
Muthoot Finance Ltd., 7.125%, 02/14/2028		300,000	306,180	0.98
Sammaan Capital Ltd., 9.700%, 07/03/2027		200,000	209,476	0.67
Sammaan Capital Ltd., 8.950%, 08/28/2028		200,000	210,500	0.68
TML Holdings Pte. Ltd., 4.350%, 06/09/2026		200,000	198,800	0.64
Vedanta Resources Finance II PLC, 10.250%, 06/03/2028		305,000	314,888	1.01
Vedanta Resources Finance II PLC, 10.875%, 09/17/2029		200,000	209,560	0.67
			2,981,579	9.56
Indonesia (Cost $727,687)
Bank Negara Indonesia Persero Tbk PT, 3.750%, 03/30/2026		335,000	332,313	1.06
Freeport Indonesia PT, 4.763%, 04/14/2027		400,000	401,324	1.29
			733,637	2.35
Mexico (Cost $795,917)
Banco Santander Mexico S.A. Institucion de Banca Multiple Grupo Financiero Santander, 5.621%, 12/10/2029		400,000	415,376	1.33
BBVA Mexico S.A. Institucion De Banca Multiple Grupo Financiero BBVA Mexico, 5.250%, 09/10/2029		400,000	410,950	1.32
			826,326	2.65
Nigeria (Cost $191,344)
IHS Holding Ltd., 6.250%, 11/29/2028		200,000	199,720	0.64
			199,720	0.64
Oman (Cost $199,576)
Bank Muscat SAOG, 4.750%, 03/17/2026		200,000	199,750	0.64
			199,750	0.64
Pakistan (Cost $549,518)
Veon Midco B.V., 3.375%, 11/25/2027		600,000	562,556	1.80
			562,556	1.80
Peru (Cost $523,932)
Banco de Credito del Peru S.A., 5.850%, 01/11/2029		400,000	417,572	1.34
Transportadora de Gas del Peru S.A., 4.250%, 04/30/2028		120,000	119,963	0.38
			537,535	1.72
South Africa (Cost $591,462)
Prosus N.V., 3.257%, 01/19/2027		610,000	601,041	1.93
			601,041	1.93
Tanzania (Cost $381,061)
HTA Group Ltd., 2.875%, 03/18/2027		400,000	393,010	1.26
			393,010	1.26
See accompanying notes to the financial statements.

ASHMORE EMERGING MARKETS SHORT DURATION FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
As of October 31, 2025
	Currency[1]	Par	Value	% of Net Assets
Thailand (Cost $817,172)
Muangthai Capital PCL, 6.875%, 09/30/2028		500,000	$507,500	1.63
Muangthai Capital PCL, 7.550%, 07/21/2030		300,000	310,890	0.99
			818,390	2.62
Turkey (Cost $820,288)
Turkiye Garanti Bankasi A.S., (Variable, USD ICE Swap Rate 5Y + 4.220%), 7.177%, 05/24/2027[7]		400,000	411,500	1.32
Turkiye Is Bankasi A.S., 7.750%, 06/12/2029		400,000	416,000	1.33
			827,500	2.65
United Arab Emirates (Cost $407,349)
Alpha Star Holding IX Ltd., 7.000%, 08/26/2028		200,000	204,000	0.66
Alpha Star Holding VIII Ltd., 8.375%, 04/12/2027		200,000	206,916	0.66
			410,916	1.32
United States (Cost $1,814,838)
U.S. Treasury Bill, 3.816%, 12/11/2025[8]		1,822,700	1,815,250	5.82
			1,815,250	5.82
Uzbekistan (Cost $1,015,362)
Jscb Agrobank, 9.250%, 10/02/2029		400,000	435,500	1.40
Navoi Mining & Metallurgical Combinat, 6.700%, 10/17/2028		600,000	623,400	2.00
			1,058,900	3.40
Venezuela (Cost $11,158,543)
Petroleos de Venezuela S.A., 8.500%, 10/27/2020[2,3]		12,447,500	12,298,752	39.44
			12,298,752	39.44
Vietnam (Cost $165,962)
Mong Duong Finance Holdings B.V., 5.125%, 05/07/2029		169,400	167,350	0.54
			167,350	0.54
Total Debt Securities (Cost $40,948,665)			30,739,322	98.57

	Currency[1]	Shares	Value	% of Net Assets
Equity Securities
China (Cost $22,282)
Kaisa Group Holdings Ltd.*	HKD	1,269,633	$19,606	0.06
Yuzhou Group Holdings Co. Ltd.*	HKD	423,916	8,637	0.03
			28,243	0.09
Total Equity Securities (Cost $22,282)			28,243	0.09
Total Investments (Total Cost $40,970,947)			30,767,565	98.66
Other Assets Less Liabilities (See Statements of Assets and Liabilities for further detail)			417,873	1.34
Net Assets			$31,185,438	100.00

See accompanying notes to the financial statements.

ASHMORE EMERGING MARKETS SHORT DURATION FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
As of October 31, 2025

*	Non-income producing security.
[1]	Local currency is United States Dollars unless otherwise noted below.
[2]	Issuer has defaulted on terms of debt obligation.
[3]	Maturity has been extended under the terms of a plan of reorganization.
[4]	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may not be publicly traded without registration under the Securities Act of 1933. As of October 31, 2025, these securities had a total value of $497,061 or 1.59% of net assets.
[5]	Zero coupon bond.
[6]	Security is a payment-in-kind bond, and unless otherwise noted in the description of the security, pays its entire coupon on an in-kind basis.
[7]	Variable rate security. Security issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.
[8]	Zero coupon bond – interest rate reflects effective yield on the date of purchase.
Percentages shown are based on net assets.
The inputs of methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities and other financial instruments, if any. See note 4 in the Notes to the Financial Statements for more information regarding pricing inputs and valuation techniques. The following is a summary of the inputs used in valuing the Ashmore Emerging Markets Short Duration Fund’s investments and other financial instruments, which are carried at fair value, as of October 31, 2025:
	Level 1	Level 2	Level 3	Total
Investments
Assets:
Debt Securities
Corporate Bonds	$—	$12,631,785	$—	$12,631,785
Corporate Convertible Bonds	—	892,509	—	892,509
Financial Certificates	—	410,916	—	410,916
Government Agencies	—	14,799,862	—	14,799,862
Municipal Bonds	—	189,000	—	189,000
Short Term Bills and Notes	—	1,815,250	—	1,815,250
Total Debt Securities	—	30,739,322	—	30,739,322
Equity Securities
Common Stock
China	—	28,243	—	28,243
Total Investments	$—	$30,767,565	$—	$30,767,565
The following is a summary of the fair values of the Fund’s derivative instruments*:
The Effect of Financial Derivative Instruments on the Statements of Operations for the Year Ended  October 31, 2025:
Derivatives Not Accounted for as Hedging Instruments
Foreign Exchange Risk
Realized Gain (Loss) on Derivatives:
Net Realized Loss on Forward Foreign Currency Exchange Contracts	$(1,582)

Net Change in Unrealized Appreciation (Depreciation) on Derivatives:
Net Change in Unrealized Appreciation on Forward Foreign Currency Exchange Contracts	$1,587
* See note 9 in the Notes to the Financial Statements for additional information.
See accompanying notes to the financial statements.

ASHMORE EMERGING MARKETS ACTIVE EQUITY FUND
SCHEDULE OF INVESTMENTS
As of October 31, 2025
	Currency[1]	Shares	Value	% of Net Assets
Common Stocks
Argentina (Cost $358,556)
Grupo Financiero Galicia S.A. ADR*		3,870	$228,833	1.65
YPF S.A. ADR*		5,087	185,319	1.34
			414,152	2.99
Brazil (Cost $393,196)
Raia Drogasil S.A.	BRL	24,500	91,079	0.66
Vale S.A.	BRL	12,100	146,776	1.06
XP, Inc., Class A		11,600	211,352	1.53
			449,207	3.25
China (Cost $4,054,038)
Alibaba Group Holding Ltd.	HKD	30,200	641,650	4.63
China International Capital Corp. Ltd., Class H2	HKD	25,600	69,389	0.50
Contemporary Amperex Technology Co. Ltd., Class A	CNY	2,600	142,954	1.03
Geely Automobile Holdings Ltd.	HKD	105,000	247,674	1.79
Industrial & Commercial Bank of China Ltd., Class H	HKD	517,000	400,007	2.89
Mao Geping Cosmetics Co. Ltd., Class H	HKD	20,600	237,878	1.72
NetEase, Inc.	HKD	8,900	249,046	1.80
PDD Holdings, Inc.*		3,079	415,265	3.00
Pop Mart International Group Ltd.[2]	HKD	2,200	62,787	0.45
Shenzhen Mindray Bio-Medical Electronics Co. Ltd., Class A	CNY	4,460	134,920	0.97
Sunresin New Materials Co. Ltd., Class A	CNY	18,800	146,344	1.06
Tencent Holdings Ltd.	HKD	13,400	1,089,219	7.87
Trip.com Group Ltd.	HKD	900	63,288	0.46
Xiaomi Corp., Class B*,2	HKD	45,800	254,065	1.84
			4,154,486	30.01
India (Cost $2,445,276)
Dr. Reddy’s Laboratories Ltd. ADR		4,702	62,490	0.45
FSN E-Commerce Ventures Ltd.*	INR	103,624	289,150	2.09
HDFC Bank Ltd. ADR		15,567	563,836	4.07
Infosys Ltd. ADR		20,265	335,791	2.43
Maruti Suzuki India Ltd.	INR	2,179	396,682	2.86
Reliance Industries Ltd.	INR	8,952	149,536	1.08
Reliance Industries Ltd. GDR[2]		4,359	288,954	2.09
Sun Pharmaceutical Industries Ltd.	INR	21,280	404,477	2.92
			2,490,916	17.99
Indonesia (Cost $260,749)
Bank Central Asia Tbk PT	IDR	126,600	64,642	0.47
Grab Holdings Ltd., Class A*		38,700	232,587	1.68
			297,229	2.15
Kuwait (Cost $173,145)
National Bank of Kuwait S.A.K.P.	KWD	60,237	206,667	1.49
			206,667	1.49
See accompanying notes to the financial statements.

ASHMORE EMERGING MARKETS ACTIVE EQUITY FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
As of October 31, 2025
	Currency[1]	Shares	Value	% of Net Assets
Mexico (Cost $200,356)
Grupo Financiero Banorte S.A.B. de C.V., Class O	MXN	24,600	$231,521	1.67
			231,521	1.67
Peru (Cost $142,168)
Southern Copper Corp.		1,559	216,389	1.56
			216,389	1.56
Saudi Arabia (Cost $183,780)
Al Rajhi Bank	SAR	2,400	67,729	0.49
Dr. Sulaiman Al Habib Medical Services Group Co.	SAR	882	63,919	0.46
Saudi National Bank (The)	SAR	6,146	65,388	0.47
			197,036	1.42
South Africa (Cost $406,117)
Clicks Group Ltd.	ZAR	6,583	138,464	1.00
FirstRand Ltd.	ZAR	56,832	269,641	1.95
			408,105	2.95
South Korea (Cost $1,645,517)
Hyundai Glovis Co. Ltd.	KRW	2,117	279,807	2.02
KB Financial Group, Inc.	KRW	784	63,885	0.46
Samsung Biologics Co. Ltd.*,2,3,4	KRW	349	299,920	2.17
Samsung C&T Corp.	KRW	1,828	289,215	2.09
Samsung Electronics Co. Ltd.	KRW	7,212	542,930	3.92
Samsung Electronics Co. Ltd. GDR (Registered)		21	39,176	0.28
SK hynix, Inc.	KRW	773	301,989	2.18
SK Telecom Co. Ltd.	KRW	5,294	194,466	1.41
			2,011,388	14.53
Taiwan (Cost $1,857,325)
Alchip Technologies Ltd.	TWD	900	101,374	0.73
Chunghwa Telecom Co. Ltd. ADR		4,180	177,984	1.29
Delta Electronics, Inc.	TWD	7,100	227,369	1.64
E Ink Holdings, Inc.	TWD	18,000	123,661	0.89
Hon Hai Precision Industry Co. Ltd.	TWD	10,000	83,365	0.60
Taiwan Semiconductor Manufacturing Co. Ltd.	TWD	30,951	1,497,558	10.82
United Microelectronics Corp. ADR		36,140	278,640	2.01
			2,489,951	17.98
See accompanying notes to the financial statements.

ASHMORE EMERGING MARKETS ACTIVE EQUITY FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
As of October 31, 2025
	Currency[1]	Shares	Value	% of Net Assets
United Arab Emirates (Cost $25,194)
Aldar Properties PJSC	AED	9,615	$23,555	0.17
			23,555	0.17
Total Common Stocks (Cost $12,145,417)			13,590,602	98.16
Total Investments (Total Cost $12,145,417)			13,590,602	98.16
Other Assets Less Liabilities (See Statements of Assets and Liabilities for further detail)			254,767	1.84
Net Assets			$13,845,369	100.00

*	Non-income producing security.
[1]	Local currency is United States Dollars unless otherwise noted below.
[2]	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may not be publicly traded without registration under the Securities Act of 1933. As of October 31, 2025, these securities had a total value of $975,115 or 7.04% of net assets.
[3]	Security is a Level 3 investment.
[4]	Restricted security that has been deemed illiquid. At October 31, 2025 the value of these restricted illiquid securities amount to $299,920 or 2.17% of net assets. Additional information on each restricted illiquid security is as follows:

SECURITY	ACQUISITION DATE	ACQUISITION COST
Samsung Biologics Co. Ltd.	2/2/23-8/21/25	$ 253,731
Percentages shown are based on net assets.
At October 31, 2025, the industry sectors for the Ashmore Emerging Markets Active Equity Fund were:
Sector	Percentage of Net Assets
Communication Services	12.4%
Consumer Discretionary	15.3
Consumer Staples	3.4
Energy	4.5
Financials	17.6
Health Care	7.0
Industrials	6.8
Information Technology	27.3
Materials	3.7
Real Estate	0.2
Total Investments	98.2
Other Assets Less Liabilities	1.8
Net Assets	100.0%
See accompanying notes to the financial statements.

ASHMORE EMERGING MARKETS ACTIVE EQUITY FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
As of October 31, 2025
The inputs of methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities and other financial instruments, if any. See note 4 in the Notes to the Financial Statements for more information regarding pricing inputs and valuation techniques. The following is a summary of the inputs used in valuing the Ashmore Emerging Markets Active Equity Fund’s investments and other financial instruments, which are carried at fair value, as of October 31, 2025:
	Level 1	Level 2	Level 3	Total
Investments
Assets:
Common Stocks
Argentina	$414,152	$—	$—	$414,152
Brazil	449,207	—	—	449,207
China	415,265	3,739,221	—	4,154,486
India	962,117	1,528,799	—	2,490,916
Indonesia	232,587	64,642	—	297,229
Kuwait	—	206,667	—	206,667
Mexico	231,521	—	—	231,521
Peru	216,389	—	—	216,389
Saudi Arabia	—	197,036	—	197,036
South Africa	—	408,105	—	408,105
South Korea	—	1,711,468	299,920	2,011,388
Taiwan	456,624	2,033,327	—	2,489,951
United Arab Emirates	—	23,555	—	23,555
Total Common Stock	3,377,862	9,912,820	299,920	13,590,602
Total Investments	$3,377,862	$9,912,820	$299,920	$13,590,602
The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used for the Fund during the year ended October 31, 2025:
Category and Subcategory	Beginning Balance at 10/31/2024	Accrued Discounts (Premiums)	Purchases	Sales	Realized Gains (Losses)	Change in Unrealized Appreciation (Depreciation)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 10/31/2025	Change in Unrealized Appreciation (Depreciation) from Investments still held 10/31/2025
Investments, at value
Common Stock
South Korea	$—	$—	$—	$—	$—	$—	$299,920	$—	$299,920	$37,690
Total	$—	$—	$—	$—	$—	$—	$299,920	$—	$299,920	$37,690
The following table on “Quantitative information about Level 3 Fair Value measurements” provides information on the valuation techniques and inputs used to value Level 3 securities at October 31, 2025:
Quantitative Information about Level 3 Fair Value Measurements
	Fair Value at 10/31/2025	Valuation Technique	Unobservable Input

Common Stock	$299,920	Transaction Price	$859.37
Total	$299,920
See accompanying notes to the financial statements.

ASHMORE EMERGING MARKETS ACTIVE EQUITY FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
As of October 31, 2025
The following is a summary of the fair values of the Fund’s derivative instruments*:
The Effect of Financial Derivative Instruments on the Statements of Operations for the Year Ended  October 31, 2025:
Derivatives Not Accounted for as Hedging Instruments
Foreign Exchange Risk
Realized Gain (Loss) on Derivatives:
Net Realized Gain on Forward Foreign Currency Exchange Contracts	$846

* See note 9 in the Notes to the Financial Statements for additional information.
See accompanying notes to the financial statements.

ASHMORE EMERGING MARKETS SMALL-CAP EQUITY FUND
SCHEDULE OF INVESTMENTS
As of October 31, 2025
	Currency[1]	Shares	Value	% of Net Assets
Common Stocks
Argentina (Cost $120,475)
Grupo Financiero Galicia S.A. ADR*		1,105	$65,339	1.04
Loma Negra Cia Industrial Argentina S.A. ADR*		7,800	85,566	1.37
			150,905	2.41
Brazil (Cost $177,835)
Lojas Renner S.A.*	BRL	43,370	119,631	1.91
TOTVS S.A.*	BRL	13,300	109,689	1.75
			229,320	3.66
China (Cost $408,524)
Atour Lifestyle Holdings Ltd. ADR		2,437	94,946	1.52
Huaming Power Equipment Co. Ltd., Class A	CNY	32,900	120,795	1.93
JNBY Design Ltd.	HKD	53,000	122,875	1.96
Proya Cosmetics Co. Ltd., Class A	CNY	8,200	85,169	1.36
Sieyuan Electric Co. Ltd., Class A	CNY	4,600	85,225	1.36
Sunresin New Materials Co. Ltd., Class A	CNY	11,398	88,725	1.42
			597,735	9.55
Hungary (Cost $89,069)
Wizz Air Holdings PLC*,2	GBP	4,726	64,997	1.04
			64,997	1.04
India (Cost $863,402)
APL Apollo Tubes Ltd.	INR	3,263	65,700	1.05
Care Ratings Ltd.	INR	6,817	123,219	1.97
CreditAccess Grameen Ltd.*	INR	11,504	184,159	2.94
Eris Lifesciences Ltd.[2]	INR	4,176	75,414	1.21
International Gemmological Institute India Ltd.	INR	45,261	172,120	2.75
Medi Assist Healthcare Services Ltd.*,2	INR	29,630	191,077	3.05
Quess Corp. Ltd.[2]	INR	32,061	86,461	1.38
			898,150	14.35
Indonesia (Cost $210,617)
Bank Syariah Indonesia Tbk PT	IDR	507,700	77,681	1.24
Ciputra Development Tbk PT	IDR	1,995,600	106,115	1.70
			183,796	2.94
Malaysia (Cost $266,357)
Zetrix Ai Bhd.	MYR	1,474,897	296,893	4.74
			296,893	4.74
Mexico (Cost $320,627)
Gentera S.A.B. de C.V.	MXN	73,900	175,815	2.81
Grupo Aeroportuario del Centro Norte S.A.B. de C.V. ADR		1,400	138,068	2.20
Grupo Traxion S.A.B. de C.V.*,2	MXN	66,200	48,781	0.78
			362,664	5.79
See accompanying notes to the financial statements.

ASHMORE EMERGING MARKETS SMALL-CAP EQUITY FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
As of October 31, 2025
	Currency[1]	Shares	Value	% of Net Assets
Poland (Cost $151,646)
Benefit Systems S.A.*	PLN	221	$187,597	3.00
			187,597	3.00
Saudi Arabia (Cost $230,773)
Rasan Information Technology Co.*	SAR	5,948	174,633	2.79
United International Transportation Co.	SAR	4,418	86,953	1.39
			261,586	4.18
South Africa (Cost $219,971)
Boxer Retail Ltd.*	ZAR	19,437	85,266	1.36
Karooooo Ltd.		4,018	179,122	2.86
			264,388	4.22
South Korea (Cost $596,656)
Classys, Inc.	KRW	2,757	95,248	1.52
Cosmax, Inc.	KRW	485	69,792	1.11
DB Insurance Co. Ltd.	KRW	1,492	132,621	2.12
Eugene Technology Co. Ltd.	KRW	3,478	230,779	3.69
Hansol Chemical Co. Ltd.	KRW	1,570	254,972	4.07
KoMiCo Ltd.	KRW	1,299	100,509	1.61
LigaChem Biosciences, Inc.*	KRW	962	98,674	1.58
			982,595	15.70
Taiwan (Cost $1,229,018)
Alchip Technologies Ltd.	TWD	1,600	180,221	2.88
Andes Technology Corp.*	TWD	23,737	205,848	3.29
Gudeng Precision Industrial Co. Ltd.	TWD	20,000	228,607	3.65
Himax Technologies, Inc. ADR		10,300	97,026	1.55
Kaori Heat Treatment Co. Ltd.	TWD	8,000	161,583	2.58
Kinik Co.	TWD	11,000	112,032	1.79
Taiwan Union Technology Corp.	TWD	10,000	124,601	1.99
Unimicron Technology Corp.	TWD	26,000	137,456	2.19
WinWay Technology Co. Ltd.	TWD	2,000	170,073	2.72
			1,417,447	22.64
United Arab Emirates (Cost $95,281)
Spinneys 1961 Holding PLC	AED	221,481	96,487	1.54
			96,487	1.54
Vietnam (Cost $205,515)
Mobile World Investment Corp.	VND	32,800	102,913	1.65
See accompanying notes to the financial statements.

ASHMORE EMERGING MARKETS SMALL-CAP EQUITY FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
As of October 31, 2025
	Currency[1]	Shares	Value	% of Net Assets
Vietnam (continued)
Phu Nhuan Jewelry JSC	VND	35,200	$126,480	2.02
			229,393	3.67
Total Common Stocks (Cost $5,185,766)			6,223,953	99.43
Total Investments (Total Cost $5,185,766)			6,223,953	99.43
Other Assets Less Liabilities (See Statements of Assets and Liabilities for further detail)			35,766	0.57
Net Assets			$6,259,719	100.00

*	Non-income producing security.
[1]	Local currency is United States Dollars unless otherwise noted below.
[2]	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may not be publicly traded without registration under the Securities Act of 1933. As of October 31, 2025, these securities had a total value of $466,730 or 7.46% of net assets.
Percentages shown are based on net assets.
At October 31, 2025, the industry sectors for the Ashmore Emerging Markets Small-Cap Equity Fund were:
Sector	Percentage of Net Assets
Consumer Discretionary	9.1%
Consumer Staples	5.4
Financials	14.9
Health Care	7.3
Industrials	24.9
Information Technology	28.2
Materials	7.9
Real Estate	1.7
Total Investments	99.4
Other Assets Less Liabilities	0.6
Net Assets	100.0%
See accompanying notes to the financial statements.

ASHMORE EMERGING MARKETS SMALL-CAP EQUITY FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
As of October 31, 2025
The inputs of methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities and other financial instruments, if any. See note 4 in the Notes to the Financial Statements for more information regarding pricing inputs and valuation techniques. The following is a summary of the inputs used in valuing the Ashmore Emerging Markets Small-Cap Equity Fund’s investments and other financial instruments, which are carried at fair value, as of October 31, 2025:
	Level 1	Level 2	Level 3	Total
Investments
Assets:
Common Stocks
Argentina	$150,905	$—	$—	$150,905
Brazil	229,320	—	—	229,320
China	94,946	502,789	—	597,735
Hungary	—	64,997	—	64,997
India	—	898,150	—	898,150
Indonesia	—	183,796	—	183,796
Malaysia	—	296,893	—	296,893
Mexico	362,664	—	—	362,664
Poland	—	187,597	—	187,597
Saudi Arabia	—	261,586	—	261,586
South Africa	179,122	85,266	—	264,388
South Korea	—	982,595	—	982,595
Taiwan	97,026	1,320,421	—	1,417,447
United Arab Emirates	—	96,487	—	96,487
Vietnam	—	229,393	—	229,393
Total Common Stock	1,113,983	5,109,970	—	6,223,953
Total Investments	$1,113,983	$5,109,970	$—	$6,223,953
See accompanying notes to the financial statements.

ASHMORE EMERGING MARKETS FRONTIER EQUITY FUND
SCHEDULE OF INVESTMENTS
As of October 31, 2025
	Currency[1]	Shares	Value	% of Net Assets
Common Stocks
Argentina (Cost $4,207,178)
Globant S.A.*		12,650	$778,987	0.77
Loma Negra Cia Industrial Argentina S.A. ADR*		117,088	1,284,456	1.27
Transportadora de Gas del Sur S.A. ADR*		34,072	1,060,661	1.04
			3,124,104	3.08
Cambodia (Cost $585,566)
NagaCorp Ltd.	HKD	1,331,263	893,361	0.88
			893,361	0.88
Canada (Cost $695,774)
Cameco Corp.		14,000	1,430,940	1.41
			1,430,940	1.41
Egypt (Cost $766,237)
Commercial International Bank - Egypt (CIB) GDR (Registered)		352,977	753,553	0.74
			753,553	0.74
Greece (Cost $2,047,889)
Piraeus Financial Holdings S.A.*	EUR	292,270	2,279,289	2.25
			2,279,289	2.25
Iceland (Cost $1,463,726)
Arion Banki HF2	ISK	1,347,618	1,888,269	1.86
			1,888,269	1.86
Kazakhstan (Cost $6,102,758)
Halyk Savings Bank of Kazakhstan JSC GDR (Registered)		109,313	2,918,879	2.88
Kaspi.KZ JSC ADR		41,203	3,081,572	3.04
			6,000,451	5.92
Kuwait (Cost $4,477,232)
Gulf Bank K.S.C.P.	KWD	1,547,289	1,768,736	1.74
National Bank of Kuwait S.A.K.P.	KWD	1,018,373	3,493,939	3.45
			5,262,675	5.19
Mauritius (Cost $782,966)
MCB Group Ltd.	MUR	99,385	1,019,639	1.01
			1,019,639	1.01
Morocco (Cost $3,297,062)
Akdital Holding	MAD	8,672	1,343,379	1.33
Attijariwafa Bank	MAD	36,384	3,043,006	3.00
			4,386,385	4.33
Pakistan (Cost $1,182,706)
Searle (The) Co. Ltd.*	PKR	3,918,459	1,559,098	1.54
Systems Ltd.	PKR	1,085,622	594,791	0.59
			2,153,889	2.13
See accompanying notes to the financial statements.

ASHMORE EMERGING MARKETS FRONTIER EQUITY FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
As of October 31, 2025
	Currency[1]	Shares	Value	% of Net Assets
Peru (Cost $1,807,998)
Credicorp Ltd.		6,718	$1,753,398	1.73
Hudbay Minerals, Inc.	CAD	79,800	1,279,030	1.26
			3,032,428	2.99
Philippines (Cost $5,222,687)
Ayala Land, Inc.	PHP	2,043,700	691,358	0.68
BDO Unibank, Inc.	PHP	987,223	2,238,657	2.21
Century Pacific Food, Inc.	PHP	1,409,500	838,606	0.83
International Container Terminal Services, Inc.	PHP	150,810	1,357,026	1.34
			5,125,647	5.06
Qatar (Cost $5,182,245)
Doha Bank QPSC	QAR	4,051,628	2,798,837	2.76
Qatar Gas Transport Co. Ltd.	QAR	796,733	968,233	0.96
Qatar National Bank QPSC	QAR	534,705	2,717,552	2.68
			6,484,622	6.40
Romania (Cost $3,357,634)
Banca Transilvania S.A.	RON	527,230	3,346,451	3.30
OMV Petrom S.A.	RON	7,201,236	1,539,229	1.52
			4,885,680	4.82
Saudi Arabia (Cost $4,938,483)
Al Babtain Power & Telecommunication Co.	SAR	84,952	1,420,145	1.40
AlKhorayef Water & Power Technologies Co.	SAR	15,558	622,681	0.61
Dr. Sulaiman Al Habib Medical Services Group Co.	SAR	7,072	512,515	0.51
Riyadh Cables Group Co.	SAR	33,350	1,257,029	1.24
Saudi National Bank (The)	SAR	149,666	1,592,316	1.57
			5,404,686	5.33
Slovenia (Cost $1,664,675)
Nova Ljubljanska Banka dd GDR (Registered)	EUR	82,704	3,317,534	3.27
			3,317,534	3.27
Tanzania (Cost $896,730)
Helios Towers PLC*	GBP	603,277	1,188,114	1.17
			1,188,114	1.17
United Arab Emirates (Cost $10,893,594)
Abu Dhabi Islamic Bank PJSC	AED	396,701	2,280,644	2.25
ADNOC Drilling Co. PJSC	AED	467,156	709,585	0.70
Adnoc Gas PLC	AED	770,662	732,184	0.72
Aldar Properties PJSC	AED	683,699	1,674,938	1.65
Emaar Properties PJSC	AED	948,332	3,665,461	3.61
Emirates NBD Bank PJSC	AED	179,729	1,375,734	1.36
First Abu Dhabi Bank PJSC	AED	405,249	1,925,371	1.90
RAK Properties PJSC*	AED	2,473,142	949,488	0.94
			13,313,405	13.13
See accompanying notes to the financial statements.

ASHMORE EMERGING MARKETS FRONTIER EQUITY FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
As of October 31, 2025
	Currency[1]	Shares	Value	% of Net Assets
Vietnam (Cost $20,444,088)
Asia Commercial Bank JSC	VND	1,653,031	$1,600,759	1.58
Bank for Foreign Trade of Vietnam JSC	VND	828,684	1,875,617	1.85
FPT Corp.	VND	408,363	1,612,130	1.59
FPT DIGITAL RETAIL JSC*	VND	402,200	2,267,755	2.24
Gemadept Corp.	VND	562,900	1,455,705	1.44
Hoa Phat Group JSC*	VND	2,580,860	2,618,661	2.58
Imexpharm Pharmaceutical JSC	VND	321,000	611,101	0.60
Mobile World Investment Corp.	VND	869,000	2,726,573	2.69
Nam Long Investment Corp.	VND	658,400	993,088	0.98
Phu Nhuan Jewelry JSC	VND	593,066	2,130,996	2.10
Vietnam Prosperity JSC Bank	VND	1,727,000	1,882,076	1.86
Vinhomes JSC*,2	VND	965,900	3,643,991	3.59
			23,418,452	23.10
Total Common Stocks (Cost $80,017,228)			95,363,123	94.07
Rights
Vietnam (Cost $—)
Nam Long Investment Corp.*	VND	1,027,900	149,801	0.15
			149,801	0.15
Total Rights (Cost $—)			149,801	0.15
Investment Companies
Vietnam Enterprise Investments Ltd., Class C *	GBP	175,328	1,744,081	1.72
VinaCapital Vietnam Opportunity Fund Ltd.	GBP	152,841	919,545	0.91
Total Investment Companies (Cost $2,171,626)			2,663,626	2.63
Total Investments (Total Cost $82,188,854)			98,176,550	96.85
Other Assets Less Liabilities (See Statements of Assets and Liabilities for further detail)			3,191,963	3.15
Net Assets			$101,368,513	100.00

*	Non-income producing security.
[1]	Local currency is United States Dollars unless otherwise noted below.
[2]	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may not be publicly traded without registration under the Securities Act of 1933. As of October 31, 2025, these securities had a total value of $5,532,260 or 5.46% of net assets.
Percentages shown are based on net assets.
See accompanying notes to the financial statements.

ASHMORE EMERGING MARKETS FRONTIER EQUITY FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
As of October 31, 2025
At October 31, 2025, the industry sectors for the Ashmore Emerging Markets Frontier Equity Fund were:
Sector	Percentage of Net Assets
Communication Services	1.2%
Consumer Discretionary	7.9
Consumer Staples	0.8
Energy	6.4
Financials	50.9
Health Care	4.0
Industrials	5.4
Information Technology	3.0
Materials	5.1
Real Estate	11.6
Utilities	0.6
Total Investments	96.9
Other Assets Less Liabilities	3.1
Net Assets	100.0%
The inputs of methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities and other financial instruments, if any. See note 4 in the Notes to the Financial Statements for more information regarding pricing inputs and valuation techniques. The following is a summary of the inputs used in valuing the Ashmore Emerging Markets Frontier Equity Fund’s investments and other financial instruments, which are carried at fair value, as of October 31, 2025:
	Level 1	Level 2	Level 3	Total
Investments
Assets:
Common Stocks
Argentina	$3,124,104	$—	$—	$3,124,104
Cambodia	—	893,361	—	893,361
Canada	1,430,940	—	—	1,430,940
Egypt	—	753,553	—	753,553
Greece	—	2,279,289	—	2,279,289
Iceland	—	1,888,269	—	1,888,269
Kazakhstan	3,081,572	2,918,879	—	6,000,451
Kuwait	—	5,262,675	—	5,262,675
Mauritius	—	1,019,639	—	1,019,639
Morocco	—	4,386,385	—	4,386,385
Pakistan	—	2,153,889	—	2,153,889
Peru	3,032,428	—	—	3,032,428
Philippines	—	5,125,647	—	5,125,647
Qatar	—	6,484,622	—	6,484,622
Romania	—	4,885,680	—	4,885,680
Saudi Arabia	—	5,404,686	—	5,404,686
Slovenia	—	3,317,534	—	3,317,534
Tanzania	—	1,188,114	—	1,188,114
United Arab Emirates	—	13,313,405	—	13,313,405
Vietnam	—	23,418,452	—	23,418,452
Total Common Stock	10,669,044	84,694,079	—	95,363,123
Rights
Vietnam	—	149,801	—	149,801
Investment Companies
Vietnam	—	2,663,626	—	2,663,626
Total Investments	$10,669,044	$87,507,506	$—	$98,176,550
See accompanying notes to the financial statements.

ASHMORE EMERGING MARKETS FRONTIER EQUITY FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
As of October 31, 2025
The following is a summary of the fair values of the Fund’s derivative instruments*:
The Effect of Financial Derivative Instruments on the Statements of Operations for the Year Ended  October 31, 2025:
Derivatives Not Accounted for as Hedging Instruments
Foreign Exchange Risk
Realized Gain (Loss) on Derivatives:
Net Realized Loss on Forward Foreign Currency Exchange Contracts	$(24)

* See note 9 in the Notes to the Financial Statements for additional information.
See accompanying notes to the financial statements.

ASHMORE EMERGING MARKETS EQUITY FUND
SCHEDULE OF INVESTMENTS
As of October 31, 2025
	Currency[1]	Shares	Value	% of Net Assets
Common Stocks
Argentina (Cost $1,926,447)
Grupo Financiero Galicia S.A. ADR*		49,877	$2,949,227	1.21
			2,949,227	1.21
Brazil (Cost $11,076,857)
Lojas Renner S.A.*	BRL	604,600	1,667,722	0.68
MercadoLibre, Inc.*		800	1,861,808	0.76
NU Holdings Ltd., Class A*		150,700	2,427,777	1.00
Rede D’Or Sao Luiz S.A.*,2	BRL	503,013	4,052,191	1.66
TOTVS S.A.*	BRL	264,200	2,178,934	0.89
XP, Inc., Class A		66,500	1,211,630	0.50
			13,400,062	5.49
China (Cost $43,069,368)
Aluminum Corp. of China Ltd., Class H	HKD	2,056,000	2,617,551	1.07
ANTA Sports Products Ltd.	HKD	303,000	3,159,493	1.29
Contemporary Amperex Technology Co. Ltd., Class A	CNY	98,200	5,399,276	2.21
Full Truck Alliance Co. Ltd. ADR		214,100	2,783,300	1.14
Giant Biogene Holding Co. Ltd.[2]	HKD	269,200	1,285,865	0.53
H World Group Ltd. ADR		59,608	2,300,869	0.94
Kanzhun Ltd. ADR		160,852	3,564,480	1.46
KE Holdings, Inc. ADR		87,029	1,483,844	0.61
NetEase, Inc. ADR		31,695	4,440,470	1.82
Shenzhen Inovance Technology Co. Ltd., Class A	CNY	186,800	2,026,155	0.83
Sieyuan Electric Co. Ltd., Class A	CNY	266,000	4,928,249	2.02
Sunresin New Materials Co. Ltd., Class A	CNY	304,864	2,373,136	0.97
Tencent Holdings Ltd.	HKD	238,600	19,394,603	7.95
Tencent Music Entertainment Group ADR		142,810	3,187,519	1.31
			58,944,810	24.15
Hong Kong (Cost $3,911,321)
AIA Group Ltd.	HKD	505,000	4,913,764	2.01
			4,913,764	2.01
Hungary (Cost $1,957,586)
Wizz Air Holdings PLC*,2	GBP	99,741	1,371,747	0.56
			1,371,747	0.56
India (Cost $21,211,566)
Apollo Hospitals Enterprise Ltd.	INR	23,790	2,060,144	0.84
CreditAccess Grameen Ltd.*	INR	116,207	1,860,275	0.76
HDFC Bank Ltd. ADR		249,318	9,030,298	3.70
InterGlobe Aviation Ltd.[2]	INR	22,162	1,404,559	0.58
International Gemmological Institute India Ltd.	INR	587,084	2,232,582	0.92
Mahindra & Mahindra Ltd. GDR		55,889	2,218,430	0.91
Marico Ltd.	INR	174,250	1,412,571	0.58
See accompanying notes to the financial statements.

ASHMORE EMERGING MARKETS EQUITY FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
As of October 31, 2025
	Currency[1]	Shares	Value	% of Net Assets
India (continued)
PB Fintech Ltd.*	INR	134,059	$2,695,699	1.10
			22,914,558	9.39
Indonesia (Cost $5,620,080)
Bank Mandiri Persero Tbk PT	IDR	8,953,100	2,536,123	1.04
Grab Holdings Ltd., Class A*		628,300	3,776,083	1.55
			6,312,206	2.59
Kazakhstan (Cost $1,354,998)
Kaspi.KZ JSC ADR		13,838	1,034,944	0.42
			1,034,944	0.42
Malaysia (Cost $1,564,033)
Zetrix Ai Bhd.	MYR	8,583,006	1,727,734	0.71
			1,727,734	0.71
Mexico (Cost $10,661,119)
Gentera S.A.B. de C.V.	MXN	986,300	2,346,500	0.96
Grupo Aeroportuario del Centro Norte S.A.B. de C.V. ADR		19,200	1,893,504	0.78
Grupo Aeroportuario del Pacifico S.A.B. de C.V., Class B	MXN	76,350	1,591,521	0.65
Grupo Financiero Banorte S.A.B. de C.V., Class O	MXN	402,300	3,786,213	1.55
Wal-Mart de Mexico S.A.B. de C.V.	MXN	698,000	2,307,568	0.95
			11,925,306	4.89
Poland (Cost $1,626,012)
LPP S.A.	PLN	400	1,941,862	0.79
			1,941,862	0.79
South Korea (Cost $25,417,741)
Classys, Inc.	KRW	40,839	1,410,896	0.58
DB Insurance Co. Ltd.	KRW	36,004	3,200,320	1.31
Eugene Technology Co. Ltd.	KRW	55,719	3,697,178	1.51
Hansol Chemical Co. Ltd.	KRW	27,173	4,412,956	1.81
Kolmar Korea Co. Ltd.*	KRW	27,034	1,463,700	0.60
Samsung C&T Corp.	KRW	17,066	2,700,079	1.11
Samsung Electro-Mechanics Co. Ltd.	KRW	22,706	3,885,997	1.59
Samsung Electronics Co. Ltd.	KRW	46,250	3,481,768	1.43
Samsung Electronics Co. Ltd. GDR (Registered)		1,471	2,744,161	1.12
SK hynix, Inc.	KRW	29,942	11,697,485	4.79
SK Square Co. Ltd.*	KRW	13,924	2,527,071	1.04
			41,221,611	16.89
Taiwan (Cost $42,409,846)
Alchip Technologies Ltd.	TWD	33,667	3,792,187	1.55
Andes Technology Corp.*	TWD	215,794	1,871,376	0.77
Chroma ATE, Inc.	TWD	148,000	3,911,988	1.60
Delta Electronics, Inc.	TWD	115,000	3,682,738	1.51
E Ink Holdings, Inc.	TWD	496,000	3,407,536	1.40
See accompanying notes to the financial statements.

ASHMORE EMERGING MARKETS EQUITY FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
As of October 31, 2025
	Currency[1]	Shares	Value	% of Net Assets
Taiwan (continued)
Elite Material Co. Ltd.	TWD	80,000	$3,499,537	1.43
Gudeng Precision Industrial Co. Ltd.	TWD	155,000	1,771,708	0.73
MediaTek, Inc.	TWD	54,000	2,290,889	0.94
Sea Ltd. ADR*		11,288	1,763,750	0.72
Taiwan Semiconductor Manufacturing Co. Ltd.	TWD	640,000	30,966,269	12.69
Unimicron Technology Corp.	TWD	739,000	3,906,916	1.60
			60,864,894	24.94
United Arab Emirates (Cost $5,251,952)
Abu Dhabi Islamic Bank PJSC	AED	285,947	1,643,916	0.67
Aldar Properties PJSC	AED	885,953	2,170,423	0.89
Talabat Holding PLC	AED	5,774,185	1,505,626	0.62
			5,319,965	2.18
Vietnam (Cost $2,395,141)
Mobile World Investment Corp.	VND	891,400	2,796,855	1.14
			2,796,855	1.14
Total Common Stocks (Cost $179,454,067)			237,639,545	97.36
Total Investments (Total Cost $179,454,067)			237,639,545	97.36
Other Assets Less Liabilities (See Statements of Assets and Liabilities for further detail)			6,431,955	2.64
Net Assets			$244,071,500	100.00

*	Non-income producing security.
[1]	Local currency is United States Dollars unless otherwise noted below.
[2]	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may not be publicly traded without registration under the Securities Act of 1933. As of October 31, 2025, these securities had a total value of $8,114,362 or 3.32% of net assets.
Percentages shown are based on net assets.
See accompanying notes to the financial statements.

ASHMORE EMERGING MARKETS EQUITY FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
As of October 31, 2025
At October 31, 2025, the industry sectors for the Ashmore Emerging Markets Equity Fund were:
Sector	Percentage of Net Assets
Communication Services	11.1%
Consumer Discretionary	7.9
Consumer Staples	2.6
Financials	16.2
Health Care	3.1
Industrials	15.5
Information Technology	35.6
Materials	3.9
Real Estate	1.5
Total Investments	97.4
Other Assets Less Liabilities	2.6
Net Assets	100.0%
The inputs of methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities and other financial instruments, if any. See note 4 in the Notes to the Financial Statements for more information regarding pricing inputs and valuation techniques. The following is a summary of the inputs used in valuing the Ashmore Emerging Markets Equity Fund’s investments and other financial instruments, which are carried at fair value, as of October 31, 2025:
	Level 1	Level 2	Level 3	Total
Investments
Assets:
Common Stocks
Argentina	$2,949,227	$—	$—	$2,949,227
Brazil	13,400,062	—	—	13,400,062
China	17,760,482	41,184,328	—	58,944,810
Hong Kong	—	4,913,764	—	4,913,764
Hungary	—	1,371,747	—	1,371,747
India	9,030,298	13,884,260	—	22,914,558
Indonesia	3,776,083	2,536,123	—	6,312,206
Kazakhstan	1,034,944	—	—	1,034,944
Malaysia	—	1,727,734	—	1,727,734
Mexico	11,925,306	—	—	11,925,306
Poland	—	1,941,862	—	1,941,862
South Korea	—	41,221,611	—	41,221,611
Taiwan	1,763,750	59,101,144	—	60,864,894
United Arab Emirates	—	5,319,965	—	5,319,965
Vietnam	—	2,796,855	—	2,796,855
Total Common Stock	61,640,152	175,999,393	—	237,639,545
Total Investments	$61,640,152	$175,999,393	$—	$237,639,545
See accompanying notes to the financial statements.

ASHMORE EMERGING MARKETS EQUITY ESG FUND
SCHEDULE OF INVESTMENTS
As of October 31, 2025
	Currency[1]	Shares	Value	% of Net Assets
Common Stocks
Brazil (Cost $885,445)
MercadoLibre, Inc.*		80	$186,181	1.13
NU Holdings Ltd., Class A*		13,700	220,707	1.34
Raia Drogasil S.A.	BRL	56,100	208,552	1.26
Rede D’Or Sao Luiz S.A.*,2	BRL	35,057	282,414	1.71
TOTVS S.A.*	BRL	22,400	184,739	1.12
			1,082,593	6.56
China (Cost $2,912,473)
ANTA Sports Products Ltd.	HKD	30,200	314,907	1.91
Contemporary Amperex Technology Co. Ltd., Class A	CNY	11,300	621,302	3.76
Full Truck Alliance Co. Ltd. ADR		13,600	176,800	1.07
Kanzhun Ltd. ADR		15,064	333,818	2.02
KE Holdings, Inc. ADR		8,640	147,312	0.89
Proya Cosmetics Co. Ltd., Class A	CNY	13,200	137,102	0.83
Shenzhen Inovance Technology Co. Ltd., Class A	CNY	20,600	223,441	1.35
Sieyuan Electric Co. Ltd., Class A	CNY	26,500	490,972	2.97
Sunresin New Materials Co. Ltd., Class A	CNY	31,450	244,814	1.48
Tencent Holdings Ltd.	HKD	17,400	1,414,359	8.57
			4,104,827	24.85
Hong Kong (Cost $342,476)
AIA Group Ltd.	HKD	40,000	389,209	2.36
			389,209	2.36
India (Cost $1,449,375)
Apollo Hospitals Enterprise Ltd.	INR	2,349	203,417	1.23
CreditAccess Grameen Ltd.*	INR	12,705	203,385	1.23
HDFC Bank Ltd. ADR		20,426	739,830	4.48
Mahindra & Mahindra Ltd. GDR		5,810	230,619	1.40
Marico Ltd.	INR	14,930	121,031	0.73
PB Fintech Ltd.*	INR	13,000	261,408	1.58
			1,759,690	10.65
Indonesia (Cost $478,230)
Bank Mandiri Persero Tbk PT	IDR	686,700	194,520	1.18
Grab Holdings Ltd., Class A*		64,500	387,645	2.34
			582,165	3.52
Kazakhstan (Cost $122,739)
Kaspi.KZ JSC ADR		1,409	105,379	0.64
			105,379	0.64
Malaysia (Cost $164,826)
Zetrix Ai Bhd.	MYR	917,806	184,752	1.12
			184,752	1.12
See accompanying notes to the financial statements.

ASHMORE EMERGING MARKETS EQUITY ESG FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
As of October 31, 2025
	Currency[1]	Shares	Value	% of Net Assets
Mexico (Cost $634,487)
Gentera S.A.B. de C.V.	MXN	96,200	$228,869	1.39
Grupo Financiero Banorte S.A.B. de C.V., Class O	MXN	34,400	323,753	1.96
Wal-Mart de Mexico S.A.B. de C.V.	MXN	62,500	206,623	1.25
			759,245	4.60
Poland (Cost $211,694)
Benefit Systems S.A.*	PLN	254	215,609	1.31
			215,609	1.31
South Africa (Cost $196,378)
Boxer Retail Ltd.*	ZAR	55,380	242,940	1.47
			242,940	1.47
South Korea (Cost $1,074,598)
DB Insurance Co. Ltd.	KRW	3,675	326,663	1.98
Eugene Technology Co. Ltd.	KRW	5,698	378,085	2.29
Samsung Electronics Co. Ltd.	KRW	2,306	173,599	1.05
Samsung Electronics Co. Ltd. GDR (Registered)		101	188,416	1.14
SK hynix, Inc.	KRW	2,303	899,716	5.45
SK Square Co. Ltd.*	KRW	1,596	289,659	1.75
			2,256,138	13.66
Taiwan (Cost $2,361,687)
Alchip Technologies Ltd.	TWD	1,500	168,957	1.02
Andes Technology Corp.*	TWD	9,710	84,206	0.51
Chroma ATE, Inc.	TWD	11,000	290,756	1.76
Delta Electronics, Inc.	TWD	7,000	224,167	1.36
E Ink Holdings, Inc.	TWD	54,000	370,982	2.25
Gudeng Precision Industrial Co. Ltd.	TWD	10,000	114,304	0.69
Hon Hai Precision Industry Co. Ltd.	TWD	17,000	141,720	0.86
MediaTek, Inc.	TWD	4,000	169,695	1.03
Sea Ltd. ADR*		786	122,812	0.74
Taiwan Semiconductor Manufacturing Co. Ltd.	TWD	51,000	2,467,624	14.94
			4,155,223	25.16
United Arab Emirates (Cost $142,909)
Abu Dhabi Islamic Bank PJSC	AED	40,938	235,353	1.43
			235,353	1.43
See accompanying notes to the financial statements.

ASHMORE EMERGING MARKETS EQUITY ESG FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
As of October 31, 2025
	Currency[1]	Shares	Value	% of Net Assets
Vietnam (Cost $213,797)
Mobile World Investment Corp.	VND	79,100	$248,184	1.50
			248,184	1.50
Total Common Stocks (Cost $11,191,114)			16,321,307	98.83
Total Investments (Total Cost $11,191,114)			16,321,307	98.83
Other Assets Less Liabilities (See Statements of Assets and Liabilities for further detail)			193,845	1.17
Net Assets			$16,515,152	100.00

*	Non-income producing security.
[1]	Local currency is United States Dollars unless otherwise noted below.
[2]	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may not be publicly traded without registration under the Securities Act of 1933. As of October 31, 2025, these securities had a total value of $282,414 or 1.71% of net assets.
Percentages shown are based on net assets.
See accompanying notes to the financial statements.

ASHMORE EMERGING MARKETS EQUITY ESG FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
As of October 31, 2025
At October 31, 2025, the industry sectors for the Ashmore Emerging Markets Equity ESG Fund were:
Sector	Percentage of Net Assets
Communication Services	8.6%
Consumer Discretionary	6.7
Consumer Staples	5.5
Financials	19.5
Health Care	2.9
Industrials	17.7
Information Technology	35.5
Materials	1.5
Real Estate	0.9
Total Investments	98.8
Other Assets Less Liabilities	1.2
Net Assets	100.0%
The inputs of methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities and other financial instruments, if any. See note 4 in the Notes to the Financial Statements for more information regarding pricing inputs and valuation techniques. The following is a summary of the inputs used in valuing the Ashmore Emerging Markets Equity ESG Fund’s investments and other financial instruments, which are carried at fair value, as of October 31, 2025:
	Level 1	Level 2	Level 3	Total
Investments
Assets:
Common Stocks
Brazil	$1,082,593	$—	$—	$1,082,593
China	657,930	3,446,897	—	4,104,827
Hong Kong	—	389,209	—	389,209
India	739,830	1,019,860	—	1,759,690
Indonesia	387,645	194,520	—	582,165
Kazakhstan	105,379	—	—	105,379
Malaysia	—	184,752	—	184,752
Mexico	759,245	—	—	759,245
Poland	—	215,609	—	215,609
South Africa	—	242,940	—	242,940
South Korea	—	2,256,138	—	2,256,138
Taiwan	122,812	4,032,411	—	4,155,223
United Arab Emirates	—	235,353	—	235,353
Vietnam	—	248,184	—	248,184
Total Common Stock	3,855,434	12,465,873	—	16,321,307
Total Investments	$3,855,434	$12,465,873	$—	$16,321,307
See accompanying notes to the financial statements.

ASHMORE EMERGING MARKETS DEBT FUND
SCHEDULE OF INVESTMENTS
As of October 31, 2025
	Currency[1]	Par	Value	% of Net Assets
Debt Securities
Angola (Cost $379,370)
Angola (Rep of), 8.000%, 11/26/2029		200,000	$191,456	0.88
Angola (Rep of), 9.875%, 10/15/2035[2]		200,000	193,562	0.89
			385,018	1.77
Argentina (Cost $492,482)
Argentina (Rep of), 1.000%, 07/09/2029		99,200	84,518	0.39
Argentina (Rep of), (Step to 1.750% on 07/09/27), 0.750%, 07/09/2030[3]		383,020	313,502	1.44
Argentina (Rep of), (Step to 4.750% on 07/09/27), 4.125%, 07/09/2035[3]		318,666	223,385	1.03
Argentina (Rep of), 5.000%, 01/09/2038		145,000	106,430	0.49
Argentina (Rep of), (Step to 4.875% on 07/09/29), 3.500%, 07/09/2041[3]		134,000	87,234	0.40
			815,069	3.75
Azerbaijan (Cost $200,540)
Southern Gas Corridor CJSC, 6.875%, 03/24/2026		200,000	201,538	0.93
			201,538	0.93
Bahrain (Cost $400,260)
Bahrain (Rep of), 5.625%, 09/30/2031		200,000	200,600	0.92
Bapco Energies BSC Closed, 8.375%, 11/07/2028		200,000	216,538	1.00
			417,138	1.92
Benin (Cost $207,497)
Benin (Rep of), 7.960%, 02/13/2038		200,000	208,000	0.96
			208,000	0.96
Brazil (Cost $408,254)
Brazil (Rep of), 8.250%, 01/20/2034		15,000	17,580	0.08
Brazil (Rep of), 6.125%, 03/15/2034		200,000	203,700	0.94
Brazil (Rep of), 7.250%, 01/12/2056		200,000	202,534	0.93
			423,814	1.95
Bulgaria (Cost $11,564)
Bulgaria (Rep of), 5.000%, 03/05/2037		12,000	12,002	0.05
			12,002	0.05
Chile (Cost $874,077)
Chile (Rep of), 3.100%, 05/07/2041		200,000	154,950	0.71
Chile (Rep of), 3.100%, 01/22/2061		400,000	254,100	1.17
Corp. Nacional del Cobre de Chile, 4.375%, 02/05/2049		200,000	160,850	0.74
Empresa Nacional del Petroleo, 5.250%, 11/06/2029		268,000	273,092	1.26
			842,992	3.88
Colombia (Cost $257,969)
Colombia (Rep of), 7.375%, 09/18/2037		100,000	104,000	0.48
See accompanying notes to the financial statements.

ASHMORE EMERGING MARKETS DEBT FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
As of October 31, 2025
	Currency[1]	Par	Value	% of Net Assets
Colombia (continued)
Colombia (Rep of), 5.625%, 02/26/2044		200,000	$166,800	0.77
			270,800	1.25
Costa Rica (Cost $177,903)
Costa Rica (Rep of), 5.625%, 04/30/2043		200,000	189,250	0.87
			189,250	0.87
Dominican Republic (Cost $698,554)
Dominican (Rep of), 4.875%, 09/23/2032		225,000	215,514	0.99
Dominican (Rep of), 5.875%, 10/28/2035[2]		150,000	150,000	0.69
Dominican (Rep of), 5.300%, 01/21/2041		150,000	136,800	0.63
Dominican (Rep of), 5.875%, 01/30/2060		282,000	256,180	1.18
			758,494	3.49
Ecuador (Cost $112,492)
Ecuador (Rep of), 6.900%, 07/31/2035		124,000	94,837	0.44
Ecuador (Rep of), (Step to 5.500% on 07/31/26), 5.000%, 07/31/2040[3]		155,000	105,372	0.48
			200,209	0.92
Egypt (Cost $772,398)
Egypt (Rep of), 7.600%, 03/01/2029		200,000	209,338	0.96
Egypt (Rep of), 7.625%, 05/29/2032		200,000	203,200	0.94
Egypt (Rep of), 8.500%, 01/31/2047		200,000	184,438	0.85
Egypt (Rep of), 8.700%, 03/01/2049		200,000	186,438	0.86
Egypt (Rep of), 8.875%, 05/29/2050		200,000	188,812	0.87
			972,226	4.48
El Salvador (Cost $36,974)
El Salvador (Rep of), 7.650%, 06/15/2035		47,000	48,794	0.22
			48,794	0.22
Ghana (Cost $438,375)
Ghana (Rep of), 0.000%, 07/03/2026[4]		12,800	12,448	0.06
Ghana (Rep of), (Step to 6.000% on 07/03/28), 5.000%, 07/03/2029[3]		193,600	188,760	0.87
Ghana (Rep of), 0.000%, 01/03/2030[4]		35,562	30,672	0.14
Ghana (Rep of), (Step to 6.000% on 07/03/28), 5.000%, 07/03/2035[3]		281,400	240,949	1.11
			472,829	2.18
Guatemala (Cost $204,738)
Guatemala (Rep of), 6.600%, 06/13/2036		200,000	215,600	0.99
			215,600	0.99
Hungary (Cost $500,008)
Hungary (Rep of), 2.125%, 09/22/2031		200,000	171,868	0.79
Hungary (Rep of), 3.125%, 09/21/2051		200,000	129,400	0.60
See accompanying notes to the financial statements.

ASHMORE EMERGING MARKETS DEBT FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
As of October 31, 2025
	Currency[1]	Par	Value	% of Net Assets
Hungary (continued)
Magyar Export-Import Bank Zrt, 6.125%, 12/04/2027		200,000	$206,876	0.95
			508,144	2.34
Indonesia (Cost $920,958)
Indonesia (Rep of), 8.500%, 10/12/2035		137,000	176,045	0.81
Indonesia (Rep of), 6.625%, 02/17/2037		100,000	114,250	0.53
Indonesia (Rep of), 7.750%, 01/17/2038		100,000	125,000	0.58
Indonesia (Rep of), 5.950%, 01/08/2046		313,000	337,492	1.55
Indonesia (Rep of), 4.200%, 10/15/2050		200,000	167,750	0.77
			920,537	4.24
Ivory Coast (Cost $419,089)
Ivory Coast (Rep of), 7.625%, 01/30/2033		207,000	217,712	1.00
Ivory Coast (Rep of), 8.250%, 01/30/2037		200,000	212,288	0.98
			430,000	1.98
Kazakhstan (Cost $431,397)
Kazakhstan (Rep of), 4.714%, 04/09/2035		217,000	214,011	0.99
Kazakhstan (Rep of), 6.500%, 07/21/2045		200,000	224,188	1.03
			438,199	2.02
Malaysia (Cost $432,500)
Petronas Capital Ltd., 2.480%, 01/28/2032		200,000	179,648	0.82
Petronas Capital Ltd., 4.550%, 04/21/2050		282,000	251,389	1.16
			431,037	1.98
Mexico (Cost $1,392,005)
Mexico (Rep of), 5.400%, 02/09/2028		200,000	204,770	0.94
Mexico (Rep of), 4.750%, 03/08/2044		62,000	52,390	0.24
Mexico (Rep of), 5.550%, 01/21/2045		64,000	60,464	0.28
Mexico (Rep of), 6.400%, 05/07/2054		200,000	199,800	0.92
Mexico (Rep of), 3.771%, 05/24/2061		200,000	129,300	0.60
Mexico (Rep of), 3.750%, 04/19/2071		200,000	124,200	0.57
Mexico (Rep of), 5.750%, 10/12/2110		76,000	66,576	0.31
Petroleos Mexicanos, 8.750%, 06/02/2029		101,000	109,070	0.50
Petroleos Mexicanos, 6.700%, 02/16/2032		165,000	164,835	0.76
Petroleos Mexicanos, 6.750%, 09/21/2047		102,000	84,344	0.39
Petroleos Mexicanos, 6.350%, 02/12/2048		101,000	80,785	0.37
Petroleos Mexicanos, 7.690%, 01/23/2050		154,000	139,685	0.64
			1,416,219	6.52
Mongolia (Cost $169,771)
Mongolia (Rep of), 4.450%, 07/07/2031		200,000	183,000	0.84
			183,000	0.84
Morocco (Cost $206,112)
Morocco (Rep of), 6.500%, 09/08/2033		200,000	219,500	1.01
			219,500	1.01
See accompanying notes to the financial statements.

ASHMORE EMERGING MARKETS DEBT FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
As of October 31, 2025
	Currency[1]	Par	Value	% of Net Assets
Nigeria (Cost $453,767)
Nigeria (Rep of), 7.696%, 02/23/2038		200,000	$187,750	0.86
Nigeria (Rep of), 7.625%, 11/28/2047		405,000	359,438	1.66
			547,188	2.52
Oman (Cost $596,610)
Oman (Rep of), 4.750%, 06/15/2026		200,000	200,125	0.92
Oman (Rep of), 6.750%, 10/28/2027		200,000	208,472	0.96
Oman (Rep of), 6.500%, 03/08/2047		200,000	219,312	1.01
			627,909	2.89
Pakistan (Cost $337,919)
Pakistan (Rep of), 8.875%, 04/08/2051		400,000	381,008	1.75
			381,008	1.75
Panama (Cost $630,222)
Panama (Rep of), 7.125%, 01/29/2026		100,000	100,500	0.46
Panama (Rep of), 8.875%, 09/30/2027		40,000	43,116	0.20
Panama (Rep of), 9.375%, 04/01/2029		63,000	71,879	0.33
Panama (Rep of), 3.160%, 01/23/2030		200,000	187,253	0.86
Panama (Rep of), 6.700%, 01/26/2036		88,000	94,644	0.44
Panama (Rep of), 4.500%, 04/16/2050		200,000	156,369	0.72
			653,761	3.01
Paraguay (Cost $194,194)
Paraguay (Rep of), 5.850%, 08/21/2033		200,000	211,250	0.97
			211,250	0.97
Peru (Cost $659,976)
Peru (Rep of), 8.750%, 11/21/2033		149,000	188,485	0.87
Peru (Rep of), 5.375%, 02/08/2035		52,000	53,352	0.24
Peru (Rep of), 3.300%, 03/11/2041		144,000	112,212	0.52
Peru (Rep of), 2.780%, 12/01/2060		207,000	117,369	0.54
Peru (Rep of), 3.230%, 07/28/2121		53,000	30,157	0.14
Petroleos del Peru S.A., 5.625%, 06/19/2047		234,000	169,357	0.78
			670,932	3.09
Philippines (Cost $525,108)
Philippines (Rep of), 9.500%, 02/02/2030		105,000	126,492	0.58
Philippines (Rep of), 7.750%, 01/14/2031		100,000	116,500	0.53
Philippines (Rep of), 6.375%, 10/23/2034		100,000	112,844	0.52
Philippines (Rep of), 3.950%, 01/20/2040		200,000	179,500	0.83
			535,336	2.46
Poland (Cost $504,622)
Bank Gospodarstwa Krajowego, 5.750%, 07/09/2034		200,000	211,472	0.97
Poland (Rep of), 5.500%, 11/16/2027		15,000	15,495	0.07
Poland (Rep of), 4.875%, 10/04/2033		72,000	73,130	0.34
Poland (Rep of), 5.125%, 09/18/2034		76,000	78,026	0.36
See accompanying notes to the financial statements.

ASHMORE EMERGING MARKETS DEBT FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
As of October 31, 2025
	Currency[1]	Par	Value	% of Net Assets
Poland (continued)
Poland (Rep of), 5.500%, 04/04/2053		43,000	$42,208	0.19
Poland (Rep of), 5.500%, 03/18/2054		96,000	94,392	0.44
			514,723	2.37
Romania (Cost $549,860)
Romania (Rep of), 6.625%, 02/17/2028		52,000	54,103	0.25
Romania (Rep of), 5.875%, 01/30/2029		108,000	111,102	0.51
Romania (Rep of), 3.000%, 02/14/2031		30,000	26,910	0.12
Romania (Rep of), 3.625%, 03/27/2032		44,000	39,600	0.18
Romania (Rep of), 7.125%, 01/17/2033		36,000	38,813	0.18
Romania (Rep of), 6.000%, 05/25/2034		32,000	32,120	0.15
Romania (Rep of), 5.750%, 03/24/2035		90,000	87,975	0.41
Romania (Rep of), 7.500%, 02/10/2037		82,000	89,867	0.41
Romania (Rep of), 6.125%, 01/22/2044		42,000	40,331	0.19
Romania (Rep of), 4.000%, 02/14/2051		64,000	44,160	0.20
			564,981	2.60
Saudi Arabia (Cost $701,539)
Saudi (Rep of), 5.000%, 01/16/2034		325,000	333,211	1.53
Saudi (Rep of), 5.000%, 04/17/2049		200,000	186,062	0.86
Suci Second Investment Co., 4.375%, 09/10/2027		200,000	200,175	0.92
			719,448	3.31
South Africa (Cost $527,585)
South Africa (Rep of), 4.300%, 10/12/2028		200,000	198,519	0.91
South Africa (Rep of), 5.875%, 04/20/2032		200,000	206,200	0.95
South Africa (Rep of), 5.750%, 09/30/2049		200,000	168,700	0.78
			573,419	2.64
Turkey (Cost $780,714)
Turkey (Rep of), 5.250%, 03/13/2030		225,000	222,131	1.02
Turkey (Rep of), 7.250%, 05/29/2032		200,000	209,296	0.97
Turkey (Rep of), 6.500%, 01/03/2035		200,000	197,500	0.91
Turkey (Rep of), 4.875%, 04/16/2043		238,000	180,940	0.83
			809,867	3.73
Ukraine (Cost $252,632)
Ukraine (Rep of), (Step to 3.000% on 02/01/27), 0.000%, 02/01/2030[3]		10,246	5,405	0.03
Ukraine (Rep of), (Step to 3.000% on 02/01/27), 0.000%, 02/01/2034[3]		38,290	15,948	0.07
Ukraine (Rep of), (Step to 6.000% on 02/01/27), 4.500%, 02/01/2034[3]		214,378	120,266	0.55
Ukraine (Rep of), (Step to 3.000% on 02/01/27), 0.000%, 02/01/2035[3]		32,358	16,454	0.08
Ukraine (Rep of), (Step to 6.000% on 02/01/27), 4.500%, 02/01/2035[3]		133,654	74,178	0.34
See accompanying notes to the financial statements.

ASHMORE EMERGING MARKETS DEBT FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
As of October 31, 2025
	Currency[1]	Par	Value	% of Net Assets
Ukraine (continued)
Ukraine (Rep of), (Step to 3.000% on 02/01/27), 0.000%, 02/01/2036[3]		26,964	$13,684	0.06
Ukraine (Rep of), (Step to 6.000% on 02/01/27), 4.500%, 02/01/2036[3]		77,551	42,537	0.20
			288,472	1.33
United Arab Emirates (Cost $659,982)
Abu Dhabi (Gov’t of), 3.125%, 09/30/2049		400,000	295,882	1.36
DP World Crescent Ltd., 3.750%, 01/30/2030		361,000	351,015	1.62
			646,897	2.98
United States (Cost $434,808)
U.S. Treasury Bill, 3.780%, 12/11/2025[5]		436,700	434,915	2.00
			434,915	2.00
Uruguay (Cost $819,095)
Uruguay (Rep of), 7.875%, (100% Cash), 01/15/2033[6]		103,000	123,626	0.57
Uruguay (Rep of), 5.750%, 10/28/2034		70,000	75,320	0.35
Uruguay (Rep of), 7.625%, 03/21/2036		75,000	91,588	0.42
Uruguay (Rep of), 5.442%, 02/14/2037		144,000	150,998	0.69
Uruguay (Rep of), 4.125%, 11/20/2045		62,000	55,490	0.26
Uruguay (Rep of), 5.100%, 06/18/2050		67,000	64,688	0.30
Uruguay (Rep of), 4.975%, 04/20/2055		137,000	127,615	0.59
Uruguay (Rep of), 5.250%, 09/10/2060		125,454	120,248	0.55
			809,573	3.73
Uzbekistan (Cost $216,562)
Uzbekistan (Rep of), 5.375%, 02/20/2029		220,000	221,128	1.02
			221,128	1.02
Venezuela (Cost $765,315)
Petroleos de Venezuela S.A., 8.500%, 10/27/2020[7,8]		419,000	413,993	1.91
Venezuela (Rep of), 11.750%, 10/21/2026[7]		865,000	259,500	1.20
Venezuela (Rep of), 9.250%, 09/15/2027[7]		759,000	235,290	1.08
Venezuela (Rep of), 11.950%, 08/05/2031[7]		575,000	168,187	0.77
			1,076,970	4.96
See accompanying notes to the financial statements.

ASHMORE EMERGING MARKETS DEBT FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
As of October 31, 2025
	Currency[1]	Par	Value	% of Net Assets
Zambia (Cost $31,581)
Zambia (Rep of), (Step to 7.500% on 06/30/31), 5.750%, 06/30/2033[3]		35,353	$33,935	0.16
			33,935	0.16
Total Debt Securities (Cost $19,787,378)			21,302,121	98.06
Total Investments in Securities (Cost $19,787,378)			21,302,121	98.06
Total Investments (Total Cost $19,787,378)			21,302,121	98.06
Other Assets Less Liabilities (See Statements of Assets and Liabilities for further detail)			420,634	1.94
Net Assets			$21,722,755	100.00

[1]	Local currency is United States Dollars unless otherwise noted below.
[2]	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may not be publicly traded without registration under the Securities Act of 1933. As of October 31, 2025, these securities had a total value of $343,562 or 1.58% of net assets.
[3]	Step coupon bond. Rate as of October 31, 2025 is disclosed.
[4]	Zero coupon bond.
[5]	Zero coupon bond – interest rate reflects effective yield on the date of purchase.
[6]	Security is a payment-in-kind bond, and unless otherwise noted in the description of the security, pays its entire coupon on an in-kind basis.
[7]	Issuer has defaulted on terms of debt obligation.
[8]	Maturity has been extended under the terms of a plan of reorganization.
Percentages shown are based on net assets.
At October 31, 2025, the Ashmore Emerging Markets Debt Fund had outstanding forward foreign currency exchange contracts as follows:
Settlement Date	Counterparty	Currency Buy	Currency Buy Amount (Local Currency)	Currency Sell	Currency Sell Amount (Local Currency)	Unrealized Gain/(Loss)
01/30/2026	Morgan Stanley	United States Dollar	106,360	Czech Koruna	2,210,455	$1,434
01/30/2026	Barclays	United States Dollar	107,000	Hungarian Forint	36,198,635	46
01/30/2026	Morgan Stanley	United States Dollar	100,158	Polish Zloty	365,838	1,188
Subtotal Appreciation						2,668
01/30/2026	Morgan Stanley	Czech Koruna	2,210,455	United States Dollar	107,450	(2,523)
01/30/2026	Morgan Stanley	Hungarian Forint	69,394,886	United States Dollar	208,266	(3,229)
01/30/2026	Morgan Stanley	Polish Zloty	754,820	United States Dollar	207,696	(3,496)
Subtotal Depreciation						(9,248)
Total						$(6,580)
See accompanying notes to the financial statements.

ASHMORE EMERGING MARKETS DEBT FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
As of October 31, 2025
The inputs of methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities and other financial instruments, if any. See note 4 in the Notes to the Financial Statements for more information regarding pricing inputs and valuation techniques. The following is a summary of the inputs used in valuing the Ashmore Emerging Markets Debt Fund’s investments and other financial instruments, which are carried at fair value, as of October 31, 2025:
	Level 1	Level 2	Level 3	Total
Investments
Assets:
Debt Securities
Corporate Bonds	$—	$739,772	$—	$739,772
Financial Certificates	—	551,190	—	551,190
Government Agencies	—	2,123,700	—	2,123,700
Government Bonds	—	17,452,544	—	17,452,544
Short Term Bills and Notes	—	434,915	—	434,915
Total Debt Securities	—	21,302,121	—	21,302,121
Total Investments	$—	$21,302,121	$—	$21,302,121
Other Financial Instruments
Assets:
Forward Foreign Currency Exchange Contracts	$—	$2,668	$—	$2,668
Liabilities:
Forward Foreign Currency Exchange Contracts	—	(9,248)	—	(9,248)
Total Other Financial Instruments	$—	$(6,580)	$—	$(6,580)
The following is a summary of the fair values of the Fund’s derivative instruments*:
Fair Values of Financial Derivative Instruments on the Statements of Assets and Liabilities as of October 31, 2025:
Derivatives Not Accounted for as Hedging Instruments
Foreign Exchange Risk
Assets:
Unrealized Appreciation on Forward Foreign Currency Exchange Contracts	$2,668
Liabilities:
Unrealized Depreciation on Forward Foreign Currency Exchange Contracts	$(9,248)
See accompanying notes to the financial statements.

ASHMORE EMERGING MARKETS DEBT FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
As of October 31, 2025
The Effect of Financial Derivative Instruments on the Statements of Operations for the Year Ended  October 31, 2025:
	Derivatives Not Accounted for as Hedging Instruments
	Foreign Exchange Risk	Credit Risk
Realized Gain (Loss) on Derivatives:
Net Realized Gain on Forward Foreign Currency Exchange Contracts	$9,545	$—
Net Realized Loss on Credit Default Swap Contracts	—	(34,493)
	$9,545	$(34,493)
Net Change in Unrealized Appreciation (Depreciation) on Derivatives:
Net Change in Unrealized Depreciation on Forward Foreign Currency Exchange Contracts	$(1,093)	$—
	$(1,093)	$—
* See note 9 in the Notes to the Financial Statements for additional information.
See accompanying notes to the financial statements.

ASHMORE EMERGING MARKETS EQUITY EX CHINA FUND
SCHEDULE OF INVESTMENTS
As of October 31, 2025
	Currency[1]	Shares	Value	% of Net Assets
Common Stocks
Argentina (Cost $68,189)
Grupo Financiero Galicia S.A. ADR*		2,022	$119,561	1.25
			119,561	1.25
Brazil (Cost $609,334)
Lojas Renner S.A.*	BRL	32,720	90,255	0.94
MercadoLibre, Inc.*		45	104,727	1.10
NU Holdings Ltd., Class A*		6,000	96,660	1.01
Raia Drogasil S.A.	BRL	25,100	93,309	0.98
Rede D’Or Sao Luiz S.A.*,2	BRL	24,500	197,368	2.07
TOTVS S.A.*	BRL	14,300	117,936	1.24
XP, Inc., Class A		3,700	67,414	0.71
			767,669	8.05
Hungary (Cost $94,651)
Wizz Air Holdings PLC*,2	GBP	5,129	70,540	0.74
			70,540	0.74
India (Cost $1,142,979)
Apollo Hospitals Enterprise Ltd.	INR	1,303	112,836	1.18
CreditAccess Grameen Ltd.*	INR	8,927	142,906	1.50
HDFC Bank Ltd. ADR		11,385	412,365	4.32
InterGlobe Aviation Ltd.[2]	INR	1,296	82,136	0.86
International Gemmological Institute India Ltd.	INR	28,277	107,533	1.13
Mahindra & Mahindra Ltd. GDR		3,459	137,300	1.44
Marico Ltd.	INR	14,546	117,918	1.24
PB Fintech Ltd.*	INR	6,363	127,949	1.34
			1,240,943	13.01
Indonesia (Cost $278,911)
Bank Mandiri Persero Tbk PT	IDR	464,400	131,549	1.38
Grab Holdings Ltd., Class A*		29,900	179,699	1.88
			311,248	3.26
Kazakhstan (Cost $72,131)
Kaspi.KZ JSC ADR		762	56,990	0.60
			56,990	0.60
Malaysia (Cost $108,133)
Zetrix Ai Bhd.	MYR	457,200	92,033	0.97
			92,033	0.97
Mexico (Cost $564,801)
Gentera S.A.B. de C.V.	MXN	58,100	138,225	1.45
Grupo Aeroportuario del Centro Norte S.A.B. de C.V. ADR		1,000	98,620	1.04
Grupo Aeroportuario del Pacifico S.A.B. de C.V., Class B	MXN	4,720	98,389	1.03
Grupo Financiero Banorte S.A.B. de C.V., Class O	MXN	20,400	191,993	2.01
See accompanying notes to the financial statements.

ASHMORE EMERGING MARKETS EQUITY EX CHINA FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
As of October 31, 2025
	Currency[1]	Shares	Value	% of Net Assets
Mexico (continued)
Wal-Mart de Mexico S.A.B. de C.V.	MXN	37,000	$122,321	1.28
			649,548	6.81
Poland (Cost $105,647)
LPP S.A.	PLN	26	126,221	1.32
			126,221	1.32
Saudi Arabia (Cost $105,579)
Rasan Information Technology Co.*	SAR	4,521	132,736	1.39
			132,736	1.39
South Africa (Cost $75,181)
Boxer Retail Ltd.*	ZAR	21,179	92,908	0.97
			92,908	0.97
South Korea (Cost $1,365,723)
Classys, Inc.	KRW	2,576	88,995	0.93
DB Insurance Co. Ltd.	KRW	1,982	176,176	1.85
Eugene Technology Co. Ltd.	KRW	2,063	136,888	1.44
Hansol Chemical Co. Ltd.	KRW	1,486	241,330	2.53
Kolmar Korea Co. Ltd.*	KRW	1,475	79,861	0.84
Samsung C&T Corp.	KRW	1,027	162,486	1.70
Samsung Electro-Mechanics Co. Ltd.	KRW	1,069	182,953	1.92
Samsung Electronics Co. Ltd.	KRW	1,869	140,701	1.47
Samsung Electronics Co. Ltd. GDR (Registered)		86	160,433	1.68
SK hynix, Inc.	KRW	1,135	443,412	4.65
SK Square Co. Ltd.*	KRW	2,139	388,208	4.07
			2,201,443	23.08
Taiwan (Cost $2,165,559)
Alchip Technologies Ltd.	TWD	1,444	162,650	1.71
Andes Technology Corp.*	TWD	3,236	28,063	0.29
Chroma ATE, Inc.	TWD	6,000	158,594	1.66
Delta Electronics, Inc.	TWD	4,931	157,909	1.66
E Ink Holdings, Inc.	TWD	28,000	192,361	2.02
Elite Material Co. Ltd.	TWD	4,000	174,977	1.83
Gudeng Precision Industrial Co. Ltd.	TWD	5,000	57,152	0.60
Kinik Co.	TWD	10,000	101,847	1.07
MediaTek, Inc.	TWD	4,000	169,696	1.78
Sea Ltd. ADR*		581	90,781	0.95
Taiwan Semiconductor Manufacturing Co. Ltd.	TWD	33,000	1,596,698	16.74
Unimicron Technology Corp.	TWD	33,000	174,463	1.83
			3,065,191	32.14
United Arab Emirates (Cost $327,629)
Abu Dhabi Islamic Bank PJSC	AED	31,202	179,381	1.88
Aldar Properties PJSC	AED	50,156	122,873	1.29
See accompanying notes to the financial statements.

ASHMORE EMERGING MARKETS EQUITY EX CHINA FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
As of October 31, 2025
	Currency[1]	Shares	Value	% of Net Assets
United Arab Emirates (continued)
Talabat Holding PLC	AED	340,042	$88,666	0.93
			390,920	4.10
Vietnam (Cost $113,254)
Mobile World Investment Corp.	VND	42,400	133,034	1.40
			133,034	1.40
Total Common Stocks (Cost $7,197,701)			9,450,985	99.09
Total Investments (Total Cost $7,197,701)			9,450,985	99.09
Other Assets Less Liabilities (See Statements of Assets and Liabilities for further detail)			86,379	0.91
Net Assets			$9,537,364	100.00

*	Non-income producing security.
[1]	Local currency is United States Dollars unless otherwise noted below.
[2]	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may not be publicly traded without registration under the Securities Act of 1933. As of October 31, 2025, these securities had a total value of $350,044 or 3.67% of net assets.
Percentages shown are based on net assets.
At October 31, 2025, the industry sectors for the Ashmore Emerging Markets Equity ex China Fund were:
Sector	Percentage of Net Assets
Consumer Discretionary	8.1%
Consumer Staples	5.3
Financials	20.7
Health Care	4.2
Industrials	14.5
Information Technology	42.5
Materials	2.5
Real Estate	1.3
Total Investments	99.1
Other Assets Less Liabilities	0.9
Net Assets	100.0%
See accompanying notes to the financial statements.

ASHMORE EMERGING MARKETS EQUITY EX CHINA FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
As of October 31, 2025
The inputs of methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities and other financial instruments, if any. See note 4 in the Notes to the Financial Statements for more information regarding pricing inputs and valuation techniques. The following is a summary of the inputs used in valuing the Ashmore Emerging Markets Equity ex China Fund’s investments and other financial instruments, which are carried at fair value, as of October 31, 2025:
	Level 1	Level 2	Level 3	Total
Investments
Assets:
Common Stocks
Argentina	$119,561	$—	$—	$119,561
Brazil	767,669	—	—	767,669
Hungary	—	70,540	—	70,540
India	412,365	828,578	—	1,240,943
Indonesia	179,699	131,549	—	311,248
Kazakhstan	56,990	—	—	56,990
Malaysia	—	92,033	—	92,033
Mexico	649,548	—	—	649,548
Poland	—	126,221	—	126,221
Saudi Arabia	—	132,736	—	132,736
South Africa	—	92,908	—	92,908
South Korea	—	2,201,443	—	2,201,443
Taiwan	90,781	2,974,410	—	3,065,191
United Arab Emirates	—	390,920	—	390,920
Vietnam	—	133,034	—	133,034
Total Common Stock	2,276,613	7,174,372	—	9,450,985
Total Investments	$2,276,613	$7,174,372	$—	$9,450,985
See accompanying notes to the financial statements.

ASHMORE FUNDS
NOTES TO FINANCIAL STATEMENTS
As of October 31, 2025

1.    Organization
Ashmore Funds (the “Trust”) is a Massachusetts business trust organized under the laws of the Commonwealth of Massachusetts on August 6, 2010 (inception date) and is registered under the Investment Company Act of 1940, as amended (the “Investment Company Act” or “1940 Act”), as an open-end management investment company. The Trust follows accounting and reporting guidance under Financial Accounting Standards Codification Topic 946, “Financial Services – Investment Companies.” The Trust includes eleven funds as of October 31, 2025, each with its own investment objective. The Ashmore Emerging Markets Total Return Fund, Ashmore Emerging Markets Local Currency Bond Fund, Ashmore Emerging Markets Corporate Income Fund, Ashmore Emerging Markets Short Duration Fund, Ashmore Emerging Markets Active Equity Fund, Ashmore Emerging Markets Small-Cap Equity Fund, Ashmore Emerging Markets Frontier Equity Fund, Ashmore Emerging Markets Equity Fund, Ashmore Emerging Markets Equity ESG Fund, Ashmore Emerging Markets Debt Fund and Ashmore Emerging Markets Equity ex China Fund (each a “Fund” and collectively, the “Funds”) are separate series of the Trust. The Ashmore Emerging Markets Local Currency Bond Fund and the Ashmore Emerging Markets Short Duration Fund are each non-diversified funds. Non-diversified funds may invest a relatively large portion of their net assets in a single issuer or a small number of issuers. Each of the Funds’ financial statements are presented herein.
Ashmore Investment Advisors Limited (“AIAL” or the “Investment Manager”) serves as investment manager to the Funds. AIAL is a wholly owned subsidiary of Ashmore Investments (UK) Limited, which is a wholly owned subsidiary of Ashmore Group plc (“Ashmore Group”).  Ashmore Investment Management (US) Corporation (“AIMUS”) is the principal underwriter of shares of the Funds. AIMUS is an affiliate of the Investment Manager.  The Northern Trust Company (“Northern Trust”) serves as the administrator, custodian and transfer agent of the Funds.
Related parties or personnel of the Investment Manager may invest in the Funds. The Investment Manager could face a conflict of interest if a related party is invested in a Fund and that party’s interests diverge from those of the Fund, but equally this co-investment may serve to better align the interests of the Funds and the personnel of the Investment Manager. When a related party provides capital for a Fund, it may do so with the intention of redeeming all or part of its interest in the Fund at a future point in time.
The Funds have assessed the impact of the Alternative Investment Fund Managers Directive (AIFMD) (the “Directive”) on the financial statements of the Trust and have concluded that the Trust is exempt from following Chapter V. Section 1. Articles 103-111 of the European Commission’s Level 2 Delegated Regulation on the basis of the operations of the Trust (i) being Non-EEA AIFs (“European Economic Area Alternative Investment Funds”), and (ii) not being marketed in the European Union, as defined by the Directive.
2.    Significant accounting policies
The significant accounting policies adopted and consistently followed in the preparation of the Funds’ financial statements are set out below:
(a) Basis of preparation
The financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”).
(b) Use of estimates
The preparation of financial statements in accordance with U.S. GAAP requires estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities at the date of the financial statements, as well as the reported amounts of revenues generated and expenses incurred during the reporting period. Actual results could differ from these estimates. These financial statements contain all adjustments which are, in the opinion of the Trust, necessary to portray a fair statement of the period presented. Such adjustments are normal and recurring in nature. Valuation models used to determine the fair value of hard to value investments require the use of a number of market based assumptions.

ASHMORE FUNDS
NOTES TO FINANCIAL STATEMENTS  (CONTINUED)
As of October 31, 2025

(c) Determination of the Net Asset Value
The net asset value (“NAV”) of a Fund’s shares is calculated at the close of regular trading (normally 4:00 p.m. Eastern time) (the “NYSE Close”) on each day that the New York Stock Exchange (“NYSE”) is open for regular trading.
(d) Investment valuation
For the purposes of calculating NAV, portfolio securities and other assets for which market quotations are readily available are valued at market value. A market quotation is readily available only when that quotation is a quoted price (unadjusted) in active markets for identical investments that the Fund can access at the measurement date, provided that a quotation will not be readily available if it is not reliable. Market value is generally determined on the basis of official closing prices. With respect to any portion of a Fund’s assets that are invested in one or more open-ended investment management companies, a Fund’s NAV will be calculated based upon the NAVs of such investments. The prospectuses for these open-end management investment companies explain the circumstances under which those companies will use fair value pricing and the effects of using fair value pricing.
If a Fund’s non-U.S. (foreign) security’s value has materially changed after the close of the security’s primary exchange or principal market but before the time as of which the Funds calculate their NAVs, the security will be valued at fair value based on procedures approved by the Board. The fair value of investments may be determined based on information provided by pricing services and other third-party vendors, which may recommend fair value prices or adjustments with reference to other securities, indices or assets. The Funds may use fair value pricing more frequently for foreign securities or assets because, amongst other things, many foreign markets close well before the NAV of the Funds’ shares is next calculated. In considering whether fair value pricing is required and in determining fair values, the Valuation Designee (as defined below) may, amongst other things, consider significant events (which may be considered to include changes in the value of U.S. securities or securities indices) that occur after the close of the relevant market and before the time as of which the Funds calculate their NAVs. The Valuation Designee (as defined below) may utilize modeling tools provided by third-party vendors to determine the fair values of non-U.S. securities. Foreign exchanges may permit trading in foreign securities on days when the Trust is not open for business, which may result in the values of a Fund’s portfolio investments being affected when investors are unable to buy, sell or exchange shares of the Fund.
Investments initially valued in currencies other than the United States Dollar are converted to the United States Dollar using exchange rates obtained from pricing services. Foreign exchange rates are calculated as of 4:00 p.m. Eastern time on each day that the NYSE opens for regular trading. As a result, the NAV of a Fund’s shares may be affected by changes in the value of currencies in relation to the United States Dollar. The value of securities traded in markets outside the United States or denominated in currencies other than the United States Dollar may be affected significantly on a day that the NYSE is closed and an investor is not able to purchase, redeem or exchange shares of the Funds.
Investments for which market quotations are not readily available are valued at fair value as determined in good faith pursuant to Rule 2a-5 under the 1940 Act. As a general principle, the fair value of a security or other asset is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Pursuant to Rule 2a-5, the Board has designated the Investment Manager as the valuation designee (“Valuation Designee”) for the Funds to perform the fair value determination relating to all Fund investments. The Investment Manager may carry out its designated responsibilities as Valuation Designee through various committees. The Valuation Designee’s policies and procedures govern the Valuation Designee’s selection and application of methodologies for determining and calculating the fair value of Fund investments. The Valuation Designee may value Fund portfolio securities for which market quotations are not readily available and other Fund assets utilizing inputs from pricing services, quotation reporting systems, valuation agents and other third-party sources (together, “Pricing Sources”).
Domestic and foreign debt securities for which the close of trading does not coincide with the NYSE close and non-exchange traded derivatives are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Sources using data reflecting the earlier closing of the principal markets for those securities. Prices obtained from Pricing Sources may be based on, among other things, information provided by market makers or estimates of market values obtained from yield data relating

ASHMORE FUNDS
NOTES TO FINANCIAL STATEMENTS  (CONTINUED)
As of October 31, 2025

to investments or securities with similar characteristics. Certain debt securities purchased on a delayed delivery basis are marked-to-market daily until settlement. Exchange traded options, futures and options on futures are generally valued at the settlement price determined by the exchange on which the instrument is primarily traded.
The Valuation Designee primarily employs a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information to determine the fair value of an investment. The Valuation Designee may also apply a discount to the last traded price in situations where the last traded price may not represent the fair value of the security, such as if a security’s trading has been suspended on its primary trading market, a security has been de-listed from its primary trading market, a security has not traded for an extended period of time, or a security’s primary trading market is temporarily closed at a time when under normal conditions it would be open. Any such discount is based on a number of factors including but not limited to the circumstances surrounding any potential suspension or de-listing, market and industry conditions, competitor information, and the period of time since the last trading took place.
Fair valuation may require subjective determinations about the value of a security or asset. While the Funds’ and Valuation Designee’s policies and procedures are intended to result in a calculation of a Fund’s NAV that fairly reflects security and asset values as of the time of pricing, the Funds cannot ensure that fair values accurately reflect the price that a Fund could obtain for a security or asset if it were to dispose of that security or asset at the time of pricing (for instance, in a forced or distressed sale). The prices used by a Fund may differ from the value that would be realized if the securities were sold.
(e) Investment transactions, income and expenses
Investment transactions are recorded at the trade date. The Funds determine the gain or loss realized from investment transactions using an identified cost basis method. Interest income is recognized on an accrual basis and includes the amortization of premiums and the accretion of discounts using the effective yield method, net of any applicable tax withholding. Dividend income is recognized on the ex-dividend date. Dividends from foreign securities are recorded on the ex-dividend date, or as soon as such information is available, net of any applicable tax withholding. Other non-cash dividends are recognized as investment income at the fair value of the property received. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivable when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is probable.
Expenses are recorded on an accrual basis. Each Fund is charged for those expenses that are directly attributable to that Fund. Certain expenses arising in connection with a class of shares are charged to that class of shares. Expenses incurred which do not specifically relate to an individual Fund are allocated amongst all the Funds in the Trust in proportion to each Fund’s relative net assets.
(f) Foreign Currency
Assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions.
The Funds do not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized gain or loss and change in unrealized appreciation or depreciation on investments.
Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Funds’ books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal year-end, resulting from changes in exchange rates. Such fluctuations are included with the net realized gain or loss and unrealized appreciation or depreciation from foreign currency exchange transactions.

ASHMORE FUNDS
NOTES TO FINANCIAL STATEMENTS  (CONTINUED)
As of October 31, 2025

(g) Inflation Index Securities
Certain Funds may invest in inflation-indexed bonds which are fixed income securities whose principal value is periodically adjusted based on a measure of rate of inflation. The interest rate on these bonds is generally fixed at issuance at a rate lower than typical bonds. Over the life of an inflation-indexed bond interest will be paid based on a principal value which is adjusted for inflation. Any increase or decrease in the principal amount of an inflation-indexed bond will be included as interest income on the Statements of Operations, even though investors do not receive their principal until maturity. At October 31, 2025, all inflation-indexed bonds were shown on the Schedule of Investments with their stated coupon rate.
(h) Credit-Linked Notes
Certain Funds may invest in credit-linked notes to provide exposure to the high yield or another fixed income market. The value of a credit-linked note is based on the price movements of a particular credit, known as a reference credit. Credit-linked notes that a Fund invests in are typically listed instruments that typically provide the same return as the underlying reference credit. A Fund generally will receive a fixed or floating coupon and the note’s par value upon maturity. If a specified credit event occurs, such as default or bankruptcy, the Fund may experience a delay in payment or forego interest. The maximum potential risk of loss is limited to the par amount of the credit linked note plus any accrued interest.
(i) Operating Segments
In this reporting period, the Funds adopted FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) -Improvements to Reportable Segment Disclosures. Adoption of the new standard impacted financial statement disclosures only and did not affect each Fund’s financial position or the results of its operations. An operating segment is defined in Topic 280 as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The senior management (including the investment committee) for the adviser of the Funds serve as the CODM. Each Fund operates as a single operating segment, with the income, expenses, assets, changes in net assets resulting from operations and performance regularly monitored and assessed as a whole by the CODM, using the information presented in the financial statements. Segment assets are reflected on the accompanying Statements of Assets and Liabilities as “total assets” and significant segment expenses are listed on the accompanying Statements of Operations.
3.    Principal Risks
In the normal course of business, the Funds trade financial instruments and enter into financial transactions where a risk of potential loss exists due to, amongst other things, changes in the market (market risk), or the failure or inability of the other party to a transaction to perform (credit and counterparty risk). See below for a summary description of select principal risks, some of which may not apply to a particular Fund. A discussion of the principal risks of investing in each Fund is included in that Fund’s prospectus.
Counterparty and Third Party Risk
Transactions involving a counterparty to a derivative or other instrument, or a third party responsible for servicing the instrument, are subject to the credit risk of the counterparty or third party, and to the counterparty’s or third party’s ability to perform in accordance with the terms of the transaction.
Credit Risk
The Funds could lose money if the issuer or guarantor of a debt security or other instrument is unable or unwilling to meet its financial obligations, and the lack of ability, or perceived lack of ability, of the issuer to make timely payments of interest and/or principal will negatively affect the value of the security or instrument.

ASHMORE FUNDS
NOTES TO FINANCIAL STATEMENTS  (CONTINUED)
As of October 31, 2025

Market Risk
The value of securities and instruments owned by the Funds may rise and fall, sometimes rapidly or unpredictably, due to factors affecting securities markets generally or particular industries or geographic areas. Recent instability in the financial markets has led governments around the world to take a number of unprecedented actions designed to support certain financial institutions and segments of the financial markets that have experienced extreme volatility, and in some cases a lack of liquidity. The withdrawal of this support, failure of these efforts, or investor perception that these efforts are not succeeding could negatively affect financial markets generally as well as the values and liquidity of a Fund’s portfolio securities and other assets.
Derivative financial instruments may result in off-balance sheet market and credit risk.  If the markets should move against one or more positions that the Funds hold, the Funds could incur losses greater than the unrealized amounts recorded in the Statements of Assets and Liabilities. Derivative risk exposures are discussed in note 10.
Foreign/Emerging Markets Risks
Investments in foreign securities entail risks in addition to those customarily associated with investing in U.S. securities. Economic, political and social instability could disrupt financial markets in which the Fund invests and adversely affect the value of the Fund’s assets. In addition, national policies may restrict investment opportunities. In foreign markets there may be a lower degree of market volume and liquidity than in U.S. markets, and this may result in greater price volatility. The securities markets in many Emerging-Market countries are substantially smaller, less developed, less liquid and more volatile than the securities markets of developed countries. Furthermore, since the composition of each Fund will differ from that of market indexes, its performance generally will not mirror the returns provided by a specific market index.
4.    Fair value measurements
U.S. GAAP includes a topic which defines fair value as the price that the Fund would receive upon selling an investment in an orderly and timely transaction to a market participant in the principal or most advantageous market of the investment.  This topic establishes a three-tier hierarchy to maximize the use of observable market data, minimize the use of unobservable inputs and establish classification of fair value measurements for disclosure purposes.  Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability including assumptions about risk.
Such risks include the inherent risk in a particular valuation technique which is used to measure fair value. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability, developed based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
Level 1 – Inputs using unadjusted quoted prices in active markets or exchanges for identical assets and liabilities.
Level 2 – Significant observable inputs other than those used in Level 1, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment rates, loss severities, credit risks and default rates) or other market corroborated inputs.
Level 3 – Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their discretion that are used in determining the fair market value of investments.

ASHMORE FUNDS
NOTES TO FINANCIAL STATEMENTS  (CONTINUED)
As of October 31, 2025

Fixed income securities including corporate, convertible and municipal bonds and notes, U.S. government agency securities, U.S. treasury obligations, sovereign issues, bank loans, convertible preferred securities and non-U.S. bonds are normally priced using data reflecting the earlier closing of the principal markets for those securities, subject to possible fair value adjustments. Information that becomes known to a Fund or its agents after NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or NAV determined earlier that day.
Portfolio securities and other assets for which market quotations are readily available are typically categorized as Level 1 of the fair value hierarchy. Domestic and foreign debt securities where the close of trading does not coincide with the NYSE close and non-exchange traded derivatives are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Sources using data reflecting the earlier closing of the principal markets for those securities. Prices obtained from Pricing Sources are based on, among other things, information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Securities using these valuation adjustments are typically categorized as Level 2 of the fair value hierarchy. Preferred securities, equity linked notes and other equities traded on inactive markets or valued by reference to similar instruments are also typically categorized as Level 2 of the fair value hierarchy.
Investments and derivatives classified within Level 3 have significant unobservable inputs, as they trade infrequently or not at all. Level 3 instruments may include bank loan agreements and less-liquid corporate debt securities (including distressed debt instruments). Also included in this category are certain bonds and loans for which independent broker prices are used and information relating to the inputs of the price models is not available.
Rule 2a-5, Good Faith Determinations of Fair Value, under the 1940 Act, addresses valuation practices and the role of the board of directors with respect to the fair value of the investments of a registered investment company, including related oversight and reporting requirements intended to ensure that the Board receives the information it needs to oversee the investment adviser’s fair value determinations. Among other things, Rule 2a-5 permits the Board to designate the Funds’ investment adviser to perform the Funds’ fair value determinations, which are subject to Board oversight. Pursuant to Rule 2a-5, the Board approved changes to the Funds’ valuation policies and procedures and designated the Funds’ investment adviser, Ashmore Investment Advisors Limited, to serve as the “valuation designee” to perform the Funds’ fair value determinations.
5.    Capital share transactions
Transactions in Class A shares for the year ended October 31, 2025, were as follows:
Fund	Shares Sold	Proceeds from Shares Sold	Shares from Reinvested Distributions	Proceeds from Reinvestment of Distributions	Shares Redeemed	Payments for Shares Redeemed	Net Increase/ (Decrease) in Shares	Net Increase/ (Decrease) in Net Assets
Ashmore Emerging Markets Total Return Fund	18,853	$92,332	10,168	$50,368	(139,526)	$(697,986)	(110,505)	$(555,286)
Ashmore Emerging Markets Local Currency Bond Fund	—	—	1,342	8,551	(9)	(58)	1,333	8,493
Ashmore Emerging Markets Corporate Income Fund	25,217	138,518	25,569	140,727	(177,860)	(980,459)	(127,074)	(701,214)

ASHMORE FUNDS
NOTES TO FINANCIAL STATEMENTS  (CONTINUED)
As of October 31, 2025

Fund	Shares Sold	Proceeds from Shares Sold	Shares from Reinvested Distributions	Proceeds from Reinvestment of Distributions	Shares Redeemed	Payments for Shares Redeemed	Net Increase/ (Decrease) in Shares	Net Increase/ (Decrease) in Net Assets
Ashmore Emerging Markets Short Duration Fund	6,929	$34,179	10,338	$50,594	(78,873)	$(385,540)	(61,606)	$(300,767)
Ashmore Emerging Markets Active Equity Fund	471	4,146	85	665	(4,138)	(34,766)	(3,582)	(29,955)
Ashmore Emerging Markets Small-Cap Equity Fund	3,428	53,428	184	2,513	(6,094)	(82,444)	(2,482)	(26,503)
Ashmore Emerging Markets Frontier Equity Fund	246,259	2,836,986	3,619	39,686	(350,554)	(4,048,996)	(100,676)	(1,172,324)
Ashmore Emerging Markets Equity Fund	904,974	11,318,944	15,821	186,293	(875,149)	(10,360,651)	45,646	1,144,586
Ashmore Emerging Markets Equity ESG Fund	—	—	1	5	—	—	1	5
Ashmore Emerging Markets Debt Fund	—	—*	4	38	—	—	4	38
Ashmore Emerging Markets Equity ex China Fund	—	—	1	4	—	—	1	4

*	Amount rounds to less than $0.5.
Transactions in Class C shares for the year ended October 31, 2025, were as follows:
Fund	Shares Sold	Proceeds from Shares Sold	Shares from Reinvested Distributions	Proceeds from Reinvestment of Distributions	Shares Redeemed	Payments for Shares Redeemed	Net Increase/ (Decrease) in Shares	Net Increase/ (Decrease) in Net Assets
Ashmore Emerging Markets Total Return Fund	59	$287	4,077	$20,098	(45,745)	$(221,363)	(41,609)	$(200,978)
Ashmore Emerging Markets Local Currency Bond Fund	—	—	41	254	—	—	41	254

ASHMORE FUNDS
NOTES TO FINANCIAL STATEMENTS  (CONTINUED)
As of October 31, 2025

Fund	Shares Sold	Proceeds from Shares Sold	Shares from Reinvested Distributions	Proceeds from Reinvestment of Distributions	Shares Redeemed	Payments for Shares Redeemed	Net Increase/ (Decrease) in Shares	Net Increase/ (Decrease) in Net Assets
Ashmore Emerging Markets Corporate Income Fund	146	$798	8,451	$46,343	(112,410)	$(616,930)	(103,813)	$(569,789)
Ashmore Emerging Markets Short Duration Fund	—	—	654	3,055	(2,891)	(13,570)	(2,237)	(10,515)
Ashmore Emerging Markets Active Equity Fund	—	—*	2	17	—	—	2	17
Ashmore Emerging Markets Small-Cap Equity Fund	—	—	6	87	(466)	(6,808)	(460)	(6,721)
Ashmore Emerging Markets Frontier Equity Fund	9,945	103,032	181	1,890	(7,219)	(77,622)	2,907	27,300
Ashmore Emerging Markets Equity Fund	—	—	18	188	—	—	18	188
Ashmore Emerging Markets Equity ESG Fund	—	—	—	1	—	—	—	1
Ashmore Emerging Markets Debt Fund	—	—*	4	32	—	—	4	32
Ashmore Emerging Markets Equity ex China Fund	—	—	—*	3	—	—	—	3

*	Amount rounds to less than $0.5.
Transactions in Institutional Class shares for the year ended October 31, 2025, were as follows:
Fund	Shares Sold	Proceeds from Shares Sold	Shares from Reinvested Distributions	Proceeds from Reinvestment of Distributions	Shares Redeemed	Payments for Shares Redeemed	Net Increase/ (Decrease) in Shares	Net Increase/ (Decrease) in Net Assets
Ashmore Emerging Markets Total Return Fund	1,081,011	$5,444,081	748,849	$3,765,825	(6,066,679)	$(30,336,649)	(4,236,819)	$(21,126,743)

ASHMORE FUNDS
NOTES TO FINANCIAL STATEMENTS  (CONTINUED)
As of October 31, 2025

Fund	Shares Sold	Proceeds from Shares Sold	Shares from Reinvested Distributions	Proceeds from Reinvestment of Distributions	Shares Redeemed	Payments for Shares Redeemed	Net Increase/ (Decrease) in Shares	Net Increase/ (Decrease) in Net Assets
Ashmore Emerging Markets Local Currency Bond Fund	—	$—	52,608	$354,766	(69,115)	$(457,182)	(16,507)	$(102,416)
Ashmore Emerging Markets Corporate Income Fund	47,668	273,198	196,319	1,126,270	(1,533,360)	(8,806,967)	(1,289,373)	(7,407,499)
Ashmore Emerging Markets Short Duration Fund	298,680	1,442,334	32,871	158,067	(585,345)	(2,833,407)	(253,794)	(1,233,006)
Ashmore Emerging Markets Active Equity Fund	594	5,058	41,757	335,724	(1,411,758)	(12,601,824)	(1,369,407)	(12,261,042)
Ashmore Emerging Markets Small-Cap Equity Fund	11,656	206,434	637	11,380	(290,702)	(5,168,887)	(278,409)	(4,951,073)
Ashmore Emerging Markets Frontier Equity Fund	1,745,564	22,781,349	121,857	1,573,975	(1,899,979)	(24,825,895)	(32,558)	(470,571)
Ashmore Emerging Markets Equity Fund	6,564,134	78,416,077	78,670	909,124	(4,028,601)	(47,159,692)	2,614,203	32,165,509
Ashmore Emerging Markets Equity ESG Fund	—	—	7,182	78,634	—	—	7,182	78,634
Ashmore Emerging Markets Debt Fund	—	—	92,060	777,850	—	—	92,060	777,850
Ashmore Emerging Markets Equity ex China Fund	—	—	4,117	40,527	—	—	4,117	40,527

ASHMORE FUNDS
NOTES TO FINANCIAL STATEMENTS  (CONTINUED)
As of October 31, 2025

Transactions in Class A shares for the year ended October 31, 2024, were as follows:
Fund	Shares Sold	Proceeds from Shares Sold	Shares from Reinvested Distributions	Proceeds from Reinvestment of Distributions	Shares Redeemed	Payments for Shares Redeemed	Net Increase/ (Decrease) in Shares	Net Increase/ (Decrease) in Net Assets
Ashmore Emerging Markets Total Return Fund	33,071	$160,696	12,473	$60,664	(62,850)	$(309,210)	(17,306)	$(87,850)
Ashmore Emerging Markets Local Currency Bond Fund	1	5	1,285	8,105	(157,476)	(976,065)	(156,190)	(967,955)
Ashmore Emerging Markets Corporate Income Fund	28,413	153,156	27,911	150,866	(243,709)	(1,320,628)	(187,385)	(1,016,606)
Ashmore Emerging Markets Short Duration Fund	137,924	653,710	75,781	356,003	(1,638,684)	(7,717,764)	(1,424,979)	(6,708,051)
Ashmore Emerging Markets Active Equity Fund	42	310	47	362	(1,209)	(9,177)	(1,120)	(8,505)
Ashmore Emerging Markets Small-Cap Equity Fund	1,645	23,192	235	2,973	(11,367)	(151,179)	(9,487)	(125,014)
Ashmore Emerging Markets Frontier Equity Fund	137,145	1,433,890	5,930	58,887	(119,807)	(1,258,047)	23,268	234,730
Ashmore Emerging Markets Equity Fund	2,856,839	30,418,302	544	6,161	(226,644)	(2,569,664)	2,630,739	27,854,799
Ashmore Emerging Markets Equity ESG Fund	—	—	—*	—	—	—	—	—
Ashmore Emerging Markets Debt Fund	—	—	5	39	—	—	5	39
Ashmore Emerging Markets Equity ex China Fund	74	745	—	2	—	—	74	747

*	Amount rounds to less than 0.5 shares.

ASHMORE FUNDS
NOTES TO FINANCIAL STATEMENTS  (CONTINUED)
As of October 31, 2025

Transactions in Class C shares for the year ended October 31, 2024, were as follows:
Fund	Shares Sold	Proceeds from Shares Sold	Shares from Reinvested Distributions	Proceeds from Reinvestment of Distributions	Shares Redeemed	Payments for Shares Redeemed	Net Increase/ (Decrease) in Shares	Net Increase/ (Decrease) in Net Assets
Ashmore Emerging Markets Total Return Fund	942	$4,533	6,248	$30,251	(65,149)	$(316,172)	(57,959)	$(281,388)
Ashmore Emerging Markets Local Currency Bond Fund	576	3,678	30	180	—	—	606	3,858
Ashmore Emerging Markets Corporate Income Fund	335	1,803	11,339	61,053	(85,481)	(460,528)	(73,807)	(397,672)
Ashmore Emerging Markets Short Duration Fund	1	93	1,982	8,909	(14,130)	(65,207)	(12,147)	(56,205)
Ashmore Emerging Markets Active Equity Fund	—	—	1	4	—	—	1	4
Ashmore Emerging Markets Small-Cap Equity Fund	—	—	—	—	—	—	—	—
Ashmore Emerging Markets Frontier Equity Fund	3,977	38,544	161	1,531	(4,063)	(36,419)	75	3,656
Ashmore Emerging Markets Equity Fund	—	—	2	20	(1,877)	(17,085)	(1,875)	(17,065)
Ashmore Emerging Markets Equity ESG Fund	—	—	—	—	—	—	—	—
Ashmore Emerging Markets Debt Fund	—	—	4	33	—	—	4	33
Ashmore Emerging Markets Equity ex China Fund	73	730	—	1	—	—	73	731

ASHMORE FUNDS
NOTES TO FINANCIAL STATEMENTS  (CONTINUED)
As of October 31, 2025

Transactions in Institutional Class shares for the year ended October 31, 2024, were as follows:
Fund	Shares Sold	Proceeds from Shares Sold	Shares from Reinvested Distributions	Proceeds from Reinvestment of Distributions	Shares Redeemed	Payments for Shares Redeemed	Net Increase/ (Decrease) in Shares	Net Increase/ (Decrease) in Net Assets
Ashmore Emerging Markets Total Return Fund	3,850,163	$18,771,257	1,852,324	$9,146,855	(84,718,969)	$(421,407,417)	(79,016,482)	$(393,489,305)
Ashmore Emerging Markets Local Currency Bond Fund	139,074	949,517	59,196	393,699	(235,446)	(1,582,351)	(37,176)	(239,135)
Ashmore Emerging Markets Corporate Income Fund	657,843	3,749,548	462,068	2,595,654	(9,754,333)	(55,230,237)	(8,634,422)	(48,885,035)
Ashmore Emerging Markets Short Duration Fund	9,519	44,344	70,499	326,110	(4,773,319)	(22,030,420)	(4,693,301)	(21,659,966)
Ashmore Emerging Markets Active Equity Fund	42,950	308,655	22,678	173,389	(822,709)	(6,201,926)	(757,081)	(5,719,882)
Ashmore Emerging Markets Small-Cap Equity Fund	4,088	69,290	2,358	38,787	(28,278)	(485,218)	(21,832)	(377,141)
Ashmore Emerging Markets Frontier Equity Fund	1,266,171	14,882,788	160,965	1,874,860	(935,278)	(10,448,490)	491,858	6,309,158
Ashmore Emerging Markets Equity Fund	7,514,879	78,339,624	15,487	163,981	(6,163,775)	(62,780,555)	1,366,591	15,723,050
Ashmore Emerging Markets Equity ESG Fund	—	—	464	4,411	—	—	464	4,411
Ashmore Emerging Markets Debt Fund	—	—	96,710	795,345	—	—	96,710	795,345
Ashmore Emerging Markets Equity ex China Fund	748,244	7,482,440	1,758	18,297	—	—	750,002	7,500,737

ASHMORE FUNDS
NOTES TO FINANCIAL STATEMENTS  (CONTINUED)
As of October 31, 2025

Capital shares
Class A shares are issued at the Fund’s relevant NAV per share plus any applicable sales charge. Institutional Class and Class C shares are issued at the Fund’s relevant NAV per share without a sales charge. Shares confer upon the holders the right to receive notice of and attend, speak and vote at shareholder meetings of the Funds. The shares confer upon the holders the right to any or all dividends or distributions which the Trustees in their sole discretion may from time to time resolve to make or declare.
6.    Investment transactions
For the year ended October 31, 2025, the aggregate cost of purchases and proceeds from sales of investments (excluding derivatives and short-term investments) for the Funds were as follows:
Fund	Purchases	Sales
Ashmore Emerging Markets Total Return Fund	$32,677,221	$56,823,741
Ashmore Emerging Markets Local Currency Bond Fund	4,285,578	4,442,918
Ashmore Emerging Markets Corporate Income Fund	11,169,169	20,334,517
Ashmore Emerging Markets Short Duration Fund	11,473,867	14,754,484
Ashmore Emerging Markets Active Equity Fund	36,911,616	47,655,463
Ashmore Emerging Markets Small-Cap Equity Fund	4,160,136	9,095,772
Ashmore Emerging Markets Frontier Equity Fund	69,447,829	72,279,013
Ashmore Emerging Markets Equity Fund	153,070,446	123,808,781
Ashmore Emerging Markets Equity ESG Fund	7,407,644	7,335,507
Ashmore Emerging Markets Debt Fund	6,135,823	5,626,384
Ashmore Emerging Markets Equity ex China Fund	4,879,246	4,753,907
The difference between book basis and tax basis net unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales and the recharacterization of income recognition on investments in PFICs.  At October 31, 2025, for federal income tax purposes, gross unrealized appreciation, gross unrealized depreciation, net unrealized appreciation (depreciation) on investments (including the effects of foreign currency translation and derivative instruments, if any) and the cost basis of investments (including derivative instruments, if any) were as follows:
	Unrealized Appreciation	Unrealized Depreciation	Net Appreciation (Depreciation)	Cost Basis of Investments
Ashmore Emerging Markets Total Return Fund	$6,018,740	$(23,218,291)	$(17,199,551)	$91,584,604
Ashmore Emerging Markets Local Currency Bond Fund	432,432	(228,012)	204,420	9,250,104
Ashmore Emerging Markets Corporate Income Fund	778,187	(15,958,428)	(15,180,241)	33,443,757
Ashmore Emerging Markets Short Duration Fund	1,457,150	(12,356,466)	(10,899,316)	41,666,881
Ashmore Emerging Markets Active Equity Fund	1,570,660	(238,671)	1,331,989	12,258,613
Ashmore Emerging Markets Small-Cap Equity Fund	1,155,431	(256,933)	898,498	5,325,455
Ashmore Emerging Markets Frontier Equity Fund	18,187,026	(3,420,746)	14,766,280	83,410,270
Ashmore Emerging Markets Equity Fund	58,728,826	(5,333,753)	53,395,073	184,244,472
Ashmore Emerging Markets Equity ESG Fund	5,017,897	(165,562)	4,852,335	11,468,972

ASHMORE FUNDS
NOTES TO FINANCIAL STATEMENTS  (CONTINUED)
As of October 31, 2025

	Unrealized Appreciation	Unrealized Depreciation	Net Appreciation (Depreciation)	Cost Basis of Investments
Ashmore Emerging Markets Debt Fund	$1,638,154	$(123,593)	$1,514,561	$19,780,980
Ashmore Emerging Markets Equity ex China Fund	2,164,906	(236,721)	1,928,185	7,522,800
7.    Federal income taxes
No provision for U.S. federal income taxes has been made since each Fund’s policy is to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute, each year, substantially all of its taxable income and capital gains to its shareholders.
For financial reporting purposes the Funds may periodically make reclassifications among components of capital accounts to reflect permanent differences between U.S. GAAP and taxable income.  The reclassifications have no impact on the net assets of the Funds. During the fiscal year ended October 31, 2025, the Funds had no reclassifications.
The following Funds have available capital loss carryforwards for which there is no expiration date:
Fund	Short-Term Capital Loss Carryforward at October 31, 2025	Long-Term Capital Loss Carryforward at October 31, 2025
Ashmore Emerging Markets Total Return Fund	$48,817,379	$403,146,900
Ashmore Emerging Markets Local Currency Bond Fund	6,932	1,142,936
Ashmore Emerging Markets Corporate Income Fund	29,040,357	120,222,582
Ashmore Emerging Markets Short Duration Fund	105,095,953	293,226,080
Ashmore Emerging Markets Active Equity Fund	9,602,176*	8,388,772*
Ashmore Emerging Markets Small-Cap Equity Fund	46,236	2,614,665
Ashmore Emerging Markets Equity Fund	7,489,129	—
Ashmore Emerging Markets Equity ESG Fund	524,044	32,418
Ashmore Emerging Markets Debt Fund	539,117	2,733,298
Ashmore Emerging Markets Equity ex China Fund	273,886	14,108

*	A portion of the capital loss carryforward may be subject to limitations under Section 382 of the Internal Revenue Code.
During the fiscal year ended October 31, 2025, the Funds utilized the following capital loss carryforwards:
Fund	Capital Loss Carryforwards Utilized
Ashmore Emerging Markets Total Return Fund	$—
Ashmore Emerging Markets Local Currency Bond Fund	—
Ashmore Emerging Markets Corporate Income Fund	—
Ashmore Emerging Markets Short Duration Fund	—
Ashmore Emerging Markets Active Equity Fund	3,440,869
Ashmore Emerging Markets Small-Cap Equity Fund	—
Ashmore Emerging Markets Frontier Equity Fund	706,995
Ashmore Emerging Markets Equity Fund	2,003,430
Ashmore Emerging Markets Equity ESG Fund	222,264
Ashmore Emerging Markets Debt Fund	184,798
Ashmore Emerging Markets Equity ex China Fund	—

ASHMORE FUNDS
NOTES TO FINANCIAL STATEMENTS  (CONTINUED)
As of October 31, 2025

The Funds are subject to the provisions of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 740-10, Income Taxes.  This standard provides guidance as to how uncertain tax positions should be recognized, measured, presented and disclosed in the Funds’ financial statements.  The Funds recognize the tax benefits of uncertain tax positions only where the position is more-likely-than-not (i.e. greater than 50-percent) to be sustained assuming examination by a tax authority based on the technical merits of the position. In evaluating whether a tax position has met the recognition threshold, the Funds must presume that the position will be examined by the appropriate taxing authority that has full knowledge of all relevant information. A tax position that meets the more-likely-than-not recognition threshold is measured to determine the amount of benefit to recognize in the Funds’ financial statements. Income tax and related interest and penalties would be recognized by the Funds as tax expense in the Statement of Operations if the tax positions were deemed not to meet the more-likely-than-not threshold.  The Funds analyze all open tax years for all major taxing jurisdictions. For US Federal tax purposes, the three most recently taxed years remain open and subject to examination by taxing authorities, as defined by the Statute of Limitations in each jurisdiction. The Funds have no examinations by tax authorities in progress.  The Trust has analyzed the Funds’ tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Further, the Trust is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.
As of October 31, 2025, the components of distributable taxable earnings, including temporary differences were as follows:
Fund	Undistributed Ordinary Income	Undistributed Long-Term Capital Gain	Accumulated Capital Losses and Other	Distributions Payable	Undistributed Appreciation (Depreciation) on Investments and Foreign Currencies	Total Accumulated Earnings (Deficit)
Ashmore Emerging Markets Total Return Fund	$—	$—	$(451,964,535)	$(79,516)	$(17,023,163)	$(469,067,214)
Ashmore Emerging Markets Local Currency Bond Fund	260,639	—	(1,150,097)	—	195,399	(694,059)
Ashmore Emerging Markets Corporate Income Fund	75,180	—	(149,263,047)	(23,183)	(15,180,304)	(164,391,354)
Ashmore Emerging Markets Short Duration Fund	26,246	—	(398,322,033)	(18,051)	(10,899,317)	(409,213,155)
Ashmore Emerging Markets Active Equity Fund	617,798	—	(17,990,948)	—	1,317,672	(16,055,478)
Ashmore Emerging Markets Small-Cap Equity Fund	22,224	—	(2,660,901)	—	866,869	(1,771,808)
Ashmore Emerging Markets Frontier Equity Fund	679,721	9,058,554	(1,553)	—	14,428,208	24,164,930
Ashmore Emerging Markets Equity Fund	2,504,958	—	(7,489,129)	—	53,211,303	48,227,132

ASHMORE FUNDS
NOTES TO FINANCIAL STATEMENTS  (CONTINUED)
As of October 31, 2025

Fund	Undistributed Ordinary Income	Undistributed Long-Term Capital Gain	Accumulated Capital Losses and Other	Distributions Payable	Undistributed Appreciation (Depreciation) on Investments and Foreign Currencies	Total Accumulated Earnings (Deficit)
Ashmore Emerging Markets Equity ESG Fund	$239,426	$—	$(562,534)	$—	$4,822,510	$4,499,402
Ashmore Emerging Markets Debt Fund	65,914	—	(3,273,071)	(27,905)	1,514,561	(1,720,501)
Ashmore Emerging Markets Equity ex China Fund	373,478	—	(295,065)	—	1,917,238	1,995,651
The taxable character of distributions paid during the fiscal year ended October 31, 2025, were as follows:
	Distributions From
Fund	Ordinary Income	Short-Term Capital Gains	Long-Term Capital Gains	Return of Capital	Total Distributions Paid
Ashmore Emerging Markets Total Return Fund	$4,490,867	$—	$—	$88,409	$4,579,276
Ashmore Emerging Markets Local Currency Bond Fund	517,686	—	—	—	517,686
Ashmore Emerging Markets Corporate Income Fund	1,407,411	—	—	—	1,407,411
Ashmore Emerging Markets Short Duration Fund	1,155,032	—	—	—	1,155,032
Ashmore Emerging Markets Active Equity Fund	478,743	—	—	—	478,743
Ashmore Emerging Markets Small-Cap Equity Fund	28,905	—	—	—	28,905
Ashmore Emerging Markets Frontier Equity Fund	1,672,352	—	—	—	1,672,352
Ashmore Emerging Markets Equity Fund	1,540,576	—	—	—	1,540,576
Ashmore Emerging Markets Equity ESG Fund	112,344	—	—	—	112,344
Ashmore Emerging Markets Debt Fund	1,111,314	—	—	—	1,111,314

ASHMORE FUNDS
NOTES TO FINANCIAL STATEMENTS  (CONTINUED)
As of October 31, 2025

	Distributions From
Fund	Ordinary Income	Short-Term Capital Gains	Long-Term Capital Gains	Return of Capital	Total Distributions Paid
Ashmore Emerging Markets Equity ex China Fund	$57,907	$—	$—	$—	$57,907
The taxable character of distributions paid during the fiscal year ended October 31, 2024, were as follows:
	Distributions From
Fund	Ordinary Income	Short-Term Capital Gains	Long-Term Capital Gains	Return of Capital	Total Distributions Paid
Ashmore Emerging Markets Total Return Fund	$7,710,737	$—	$—	$3,095,765	$10,806,502
Ashmore Emerging Markets Local Currency Bond Fund	584,546	—	—	—	584,546
Ashmore Emerging Markets Corporate Income Fund	3,096,789	—	—	—	3,096,789
Ashmore Emerging Markets Short Duration Fund	2,377,976	—	—	—	2,377,976
Ashmore Emerging Markets Active Equity Fund	238,888	—	—	—	238,888
Ashmore Emerging Markets Small-Cap Equity Fund	56,098	—	—	—	56,098
Ashmore Emerging Markets Frontier Equity Fund	1,952,942	—	—	92,731	2,045,673
Ashmore Emerging Markets Equity Fund	265,711	—	—	—	265,711
Ashmore Emerging Markets Equity ESG Fund	6,302	—	—	—	6,302
Ashmore Emerging Markets Debt Fund	1,126,430	—	—	—	1,126,430
Ashmore Emerging Markets Equity ex China Fund	26,143	—	—	—	26,143
8.    Distributions to shareholders
The Ashmore Emerging Markets Total Return Fund, Ashmore Emerging Markets Corporate Income Fund, Ashmore Emerging Markets Short Duration Fund and Ashmore Emerging Markets Debt Fund declare distributions of their net investment income daily and pay such distributions monthly. The Ashmore Emerging Markets Local Currency Bond Fund, Ashmore Emerging

ASHMORE FUNDS
NOTES TO FINANCIAL STATEMENTS  (CONTINUED)
As of October 31, 2025

Markets Active Equity Fund, Ashmore Emerging Markets Small-Cap Equity Fund, Ashmore Emerging Markets Frontier Equity Fund, Ashmore Emerging Markets Equity Fund, Ashmore Emerging Markets Equity ESG Fund and Ashmore Emerging Markets Equity ex China Fund declare and pay distributions of their net investment income at least quarterly.
Distributions of net realized capital gains, if any, are declared and paid at least annually.  The Funds may also make a special distribution to comply with federal tax requirements.  Income dividends and capital gains distributions determined in accordance with federal income tax regulations may differ from U.S. GAAP. Differences between tax regulations and U.S. GAAP may change the fiscal period in which income and capital items are recognized for tax and U.S. GAAP purposes. Examples of events that give rise to timing differences include wash sales, straddles and capital loss carryforwards.  Further, the character of investment income and capital gains may be different for certain transactions under the two methods of accounting.  Examples of characterization differences include the treatment of foreign currency transactions and swap transactions.  As a result, income dividends and capital gain distributions declared during a fiscal period for federal tax purposes may differ significantly from the net investment income and realized capital gain reported on each Fund’s financial statements presented under U.S. GAAP.  In general, to the extent that any differences which are permanent in nature result in over distributions to shareholders, the amount of the over distribution may be reported as return of capital. Temporary differences do not require reclassification. See note 7 for further details.
9.    Derivative instruments and hedging activities
FASB ASC Topic 815-10 (“Topic 815-10”), Disclosures about Derivative Instruments and Hedging Activities, requires disclosures to enable investors to better understand how and why the Funds use derivative instruments, how these derivative instruments are accounted for and their effects on the Funds’ financial position and results of operations.
None of the derivatives held in the Funds have been designated as hedging instruments under Topic 815-10. A discussion of the strategies for these derivatives and their counterparty credit risk can be found below.
In accordance with Topic 815-10, the Funds record their trading-related derivative activities on a fair value basis (as described in note 4). Fair values represent the amount at which the instrument could be exchanged in a current transaction between willing parties, other than in a forced or liquidation sale.
Rule 18f-4 under the 1940 Act provides for the regulation of a registered investment company’s use of derivatives and certain related instruments. Among other things, Rule 18f-4 limits a fund’s derivatives exposure through a value-at-risk test and requires the adoption and implementation of a derivatives risk management program for certain derivatives users. Subject to certain conditions, limited derivatives users (as defined in Rule 18f-4), however, are not subject to the full requirements of Rule 18f-4. In connection with the adoption of Rule 18f-4, the SEC  eliminated the asset segregation framework arising from prior SEC guidance for covering derivatives and certain financial instruments. Rule 18f-4 may limit a Fund’s ability to use derivatives as part of its investment strategy, make derivatives more costly or otherwise adversely affect Fund performance.
The following disclosures contain information on how and why the Funds used derivative financial instruments; the credit-risk-related contingent features in certain derivative financial instruments; and how derivative financial instruments affected the Funds’ financial position, results of operations and cash flows.  The location and fair value of these instruments on the Statements of Assets and Liabilities and the realized, and changes in unrealized, gains and losses on the Statements of Operations, are included in tables following each Fund’s Schedule of Investments and are categorized by type of financial derivative contract.
(a) Forward foreign currency exchange contracts
A forward foreign exchange contract involves an obligation to purchase or sell a specific currency at a future date at a price set at the time the contract is made. The Funds may enter into forward foreign currency exchange contracts in connection with settling planned purchases or sales of securities, as part of an investment strategy to protect against uncertainty in the level of future foreign exchange rates in the purchase and sale of securities, or to gain or limit exposure to foreign currencies. All forward foreign currency exchange contracts are valued daily at the applicable exchange rates. Any resulting unrealized gains or losses are recorded in net change in unrealized appreciation/(depreciation) on forward foreign currency exchange contracts

ASHMORE FUNDS
NOTES TO FINANCIAL STATEMENTS  (CONTINUED)
As of October 31, 2025

in the Statements of Operations. A Fund records realized gains or losses at the time the forward foreign exchange contract is offset by entering into a closing transaction with the same counterparty or is extinguished by delivery of the currency. Realized gains or losses, if any, are included in net realized gain/(loss) on forward foreign exchange contracts in the Statements of Operations.
Risks arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the United States Dollar. The contractual amounts of forward foreign currency exchange contracts do not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments should be considered in light of all related and offsetting transactions. The Funds bear market risk from changes in foreign currency exchange rates and credit risk if the counterparty fails to perform. Further information on the impact of these positions on the Funds’ financial statements can be found in the notes to the Schedules of Investments.
During the year ended October 31, 2025, the Ashmore Emerging Markets Total Return Fund, Ashmore Emerging Markets Local Currency Bond Fund, Ashmore Emerging Markets Corporate Income Fund, Ashmore Emerging Markets Active Equity Fund and Ashmore Emerging Markets Debt Fund had average quarterly contract notional exposures of $42,137,417, $7,499,529, $339,375, $110,894 and $358,798, respectively, related to forward foreign currency exchange contracts.
(b) Futures contracts
Futures contracts obligate the buyer to take and the seller to make delivery at a future date of a specified quantity of a financial instrument or an amount of cash based on the value of securities indices, commodities or the fair value in United States Dollars of a foreign currency.
The Funds’ participation in the futures markets involves certain risks, including the imperfect correlation between movements in the price of the futures contracts and movements in the price of the underlying securities.  Risks may arise from the potential inability of a counterparty to meet the terms of the contract.
Credit risk is mitigated to the extent that the exchange on which a particular futures contract is traded assumes the risk of a counterparty defaulting on its obligations under the contract.
At the time the Funds enter into a futures contract, the Funds deposit and maintain as collateral initial margin with the broker, as required by the exchange on which the transaction is effected.  Pursuant to the contract, the Funds agree to receive from or pay to the broker an amount of cash equal to the fluctuation in the value of the contract.  Such receipts or payments are determined by the rules of the futures exchange and are known as variation margin.  When the contract is closed, the Funds record a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the time it was closed.  This amount is included in net realized gain or loss on futures contracts in the Statement of Operations. Any unrealized gains or losses on open futures contracts are included in net change in unrealized appreciation/(depreciation) on futures contracts in the Statement of Operations.
During the year ended October 31, 2025, the Ashmore Emerging Markets Corporate Income Fund had average quarterly contract notional exposure of $1,479,844 related to futures contracts.
(c) Swap Agreements
During the reporting period, certain Funds entered into swap agreements, which are arrangements between two parties to exchange cash flows based on a notional principal amount. Swap agreements are either privately negotiated in the over-the-counter market (“OTC swaps”) or may be executed in a multilateral or other trade facility platform such as a registered exchange (“centrally cleared swaps”). Swap agreements are recorded at their fair value. The fair value is based on quoted market prices or prices obtained from a third party provider at the date of the Statements of Assets and Liabilities without any deduction for estimated future selling costs. Swap agreements are marked to market daily and the change in fair value, if any,

ASHMORE FUNDS
NOTES TO FINANCIAL STATEMENTS  (CONTINUED)
As of October 31, 2025

is recorded as unrealized gain or loss. Payments made or received are recorded as part of realized gains and losses. Daily changes in valuation of centrally cleared swaps, if any, are recorded as a receivable or payable for the change in value as appropriate (“variation margin”) on the Statements of Assets and Liabilities.
The periodic payments on the swap agreements entered into by the Funds are reflected in the Statements of Operations within net realized gain/(loss) on interest rate swap contracts. Unrealized gains are reported as an asset and unrealized losses are reported as a liability in the Statements of Assets and Liabilities for OTC swaps. Changes in the fair value are reflected in the Statements of Operations within net change in unrealized appreciation/(depreciation) on interest rate and centrally cleared swap contracts in the period in which they occur.  Certain Funds could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or if the counterparty defaults on its obligations to perform.
During the year ended October 31, 2025, the Ashmore Emerging Markets Total Return Fund and Ashmore Emerging Markets Local Currency Bond Fund had average quarterly notional exposures of $12,075,284 and $4,238,017, respectively, related to interest rate swap agreements, and the Ashmore Emerging Markets Total Return Fund and Ashmore Emerging Markets Debt Fund had average quarterly notional exposures of  $1,625,000 and $400,000, respectively, related to credit default swap agreements.
The Funds may enter into transactions subject to enforceable netting agreements or other similar arrangements (“netting agreements”). Generally, netting agreements allow the Funds to offset any exposure to a specific counterparty with any collateral received or delivered to that counterparty based on the terms of the agreements. Generally, the Funds manage their cash collateral and securities collateral on a counterparty basis. No amounts have been offset in the Statements of Assets and Liabilities.
Offsetting of Financial Assets and Derivative Assets as of October 31, 2025:
Over-the-Counter Financial Derivative Instruments:
Forward Currency Contracts
Ashmore Emerging Markets Total Return Fund
Counterparty	Gross Amounts of Derivatives Assets Presented in the Statement of Assets and Liabilities	Derivatives available for offset	Collateral Received	Net Amount Due From Counterparty
Barclays	$8,335	$(8,335)	$—	$—
BNP Paribas	4,651	(4,651)	—	—
Citibank	44,363	(7,821)	—	36,542
Deutsche Bank	53	—	—	53
Goldman Sachs	20,341	(13,351)	—	6,990
HSBC Bank	52,504	(52,504)	—	—
JPMorgan Chase	21,243	—	—	21,243
Merrill Lynch	6,688	(6,688)	—	—
Morgan Stanley	19,301	(19,301)	—	—
State Street	1,369	(1,169)	—	200
UBS	1,396	(849)	—	547
Total	$180,244	$(114,669)	$ —	$65,575

ASHMORE FUNDS
NOTES TO FINANCIAL STATEMENTS  (CONTINUED)
As of October 31, 2025

Ashmore Emerging Markets Total Return Fund
Counterparty	Gross Amounts of Derivatives Liabilities Presented in the Statement of Assets and Liabilities	Derivatives available for offset	Collateral Pledged	Net Amount Due To Counterparty
Barclays	$102,297	$(8,335)	$—	$93,962
BNP Paribas	26,226	(4,651)	—	21,575
Citibank	7,821	(7,821)	—	—
Goldman Sachs	13,351	(13,351)	—	—
HSBC Bank	86,226	(52,504)	—	33,722
Merrill Lynch	47,044	(6,688)	—	40,356
Morgan Stanley	32,862	(19,301)	—	13,561
Santander	229	—	—	229
State Street	1,169	(1,169)	—	—
UBS	849	(849)	—	—
Total	$318,074	$(114,669)	$ —	$203,405

Ashmore Emerging Markets Local Currency Bond Fund
Counterparty	Gross Amounts of Derivatives Assets Presented in the Statement of Assets and Liabilities	Derivatives available for offset	Collateral Received	Net Amount Due From Counterparty
Barclays	$2,876	$(2,876)	$—	$—
BNP Paribas	1,215	—	—	1,215
Citibank	10,427	(1,697)	—	8,730
Deutsche Bank	14	(14)	—	—
Goldman Sachs	3,652	(3,515)	—	137
HSBC Bank	13,639	(13,639)	—	—
JPMorgan Chase	4,028	(144)	—	3,884
Merrill Lynch	3,556	(3,556)	—	—
Morgan Stanley	3,240	(3,240)	—	—
State Street	20	—	—	20
Total	$42,667	$(28,681)	$ —	$13,986

Ashmore Emerging Markets Local Currency Bond Fund
Counterparty	Gross Amounts of Derivatives Liabilities Presented in the Statement of Assets and Liabilities	Derivatives available for offset	Collateral Pledged	Net Amount Due To Counterparty
Barclays	$12,666	$(2,876)	$—	$9,790
Citibank	1,697	(1,697)	—	—
Deutsche Bank	255	(14)	—	241
Goldman Sachs	3,515	(3,515)	—	—
HSBC Bank	13,692	(13,639)	—	53
JPMorgan Chase	144	(144)	—	—
Merrill Lynch	8,114	(3,556)	—	4,558

ASHMORE FUNDS
NOTES TO FINANCIAL STATEMENTS  (CONTINUED)
As of October 31, 2025

Ashmore Emerging Markets Local Currency Bond Fund
Counterparty	Gross Amounts of Derivatives Liabilities Presented in the Statement of Assets and Liabilities	Derivatives available for offset	Collateral Pledged	Net Amount Due To Counterparty
Morgan Stanley	$7,471	$(3,240)	$—	$4,231
Northern Trust	1,831	—	—	1,831
Santander	706	—	—	706
UBS	227	—	—	227
Total	$50,318	$(28,681)	$ —	$21,637

Ashmore Emerging Markets Corporate Income Fund
Counterparty	Gross Amounts of Derivatives Assets Presented in the Statement of Assets and Liabilities	Derivatives available for offset	Collateral Received	Net Amount Due From Counterparty
State Street	$5,311	$—	$—	$5,311
Total	$5,311	$ —	$ —	$5,311

Ashmore Emerging Markets Debt Fund
Counterparty	Gross Amounts of Derivatives Assets Presented in the Statement of Assets and Liabilities	Derivatives available for offset	Collateral Received	Net Amount Due From Counterparty
Barclays	$46	$—	$—	$46
Morgan Stanley	2,622	(2,622)	—	—
Total	$2,668	$(2,622)	$ —	$46

Ashmore Emerging Markets Debt Fund
Counterparty	Gross Amounts of Derivatives Liabilities Presented in the Statement of Assets and Liabilities	Derivatives available for offset	Collateral Pledged	Net Amount Due To Counterparty
Morgan Stanley	$9,248	$(2,622)	$—	$6,626
Total	$9,248	$(2,622)	$ —	$6,626
10.  Related parties
Investment management fees
The Trust has an Investment Management Agreement (the “Agreement”) with the Investment Manager, with whom certain Trustees and Officers of the Trust are affiliated, to furnish investment management services to the Funds. Under the terms of the Agreement, the Trust, on behalf of the Funds, compensates the Investment Manager for its investment management services at the following rates, based on each Fund’s average daily net assets:
Fund	Rate
Ashmore Emerging Markets Total Return Fund	1.00%
Ashmore Emerging Markets Local Currency Bond Fund	0.75%
Ashmore Emerging Markets Corporate Income Fund	0.85%

ASHMORE FUNDS
NOTES TO FINANCIAL STATEMENTS  (CONTINUED)
As of October 31, 2025

Fund	Rate
Ashmore Emerging Markets Short Duration Fund	0.65%
Ashmore Emerging Markets Active Equity Fund	1.00%
Ashmore Emerging Markets Small-Cap Equity Fund	1.25%
Ashmore Emerging Markets Frontier Equity Fund	1.50%
Ashmore Emerging Markets Equity Fund	1.00%
Ashmore Emerging Markets Equity ESG Fund	1.00%
Ashmore Emerging Markets Debt Fund	0.65%
Ashmore Emerging Markets Equity ex China Fund	1.00%
The Investment Manager has contractually agreed to waive its fees or reimburse each Fund for certain other expenses to the extent that a Fund’s Total Annual Fund Operating Expenses (other than Acquired Fund Fees and Expenses, interest expenses, taxes, custodial credits, transfer agency credits, legal expenses of the Independent Trustees, expense offset arrangements, and extraordinary expenses, which may include non-recurring expenses such as, for example, litigation expenses and shareholder meeting expenses) for the Fund’s Class A, Class C and Institutional Class Shares exceed the percentage of the average daily net assets attributable to the particular share class shown below. Under the Expense Limitation Agreement, the Investment Manager may recoup amounts waived or reimbursed for 36 months following the end of the month when the waiver or reimbursement occurred, provided total expenses, including such recoupment, do not exceed the annual expense limit, and further that expenses may be recouped only if and to the extent that the expense ratio at the time of such recoupment is less than the annual expense limit in place at the time such expenses were waived or reimbursed. The contractual expense limitation arrangement is expected to continue until at least February 28, 2026. The arrangement may be terminated by the Trust, subject to approval by the Board of Trustees of the Trust, upon ninety (90) days’ written notice to the Investment Manager. The expense limitation arrangement may be terminated before February 28, 2026 only by the Board of Trustees.
Fund	Class A	Class C	Institutional Class
Ashmore Emerging Markets Total Return Fund	1.27%	2.02%	1.02%
Ashmore Emerging Markets Local Currency Bond Fund	1.02%	1.77%	0.77%
Ashmore Emerging Markets Corporate Income Fund	1.12%	1.87%	0.87%
Ashmore Emerging Markets Short Duration Fund	0.92%	1.67%	0.67%
Ashmore Emerging Markets Active Equity Fund	1.27%	2.02%	1.02%
Ashmore Emerging Markets Small-Cap Equity Fund	1.52%	2.27%	1.27%
Ashmore Emerging Markets Frontier Equity Fund	1.77%	2.52%	1.52%
Ashmore Emerging Markets Equity Fund	1.27%	2.02%	1.02%
Ashmore Emerging Markets Equity ESG Fund	1.27%	2.02%	1.02%
Ashmore Emerging Markets Debt Fund	0.92%	1.67%	0.67%
Ashmore Emerging Markets Equity ex China Fund	1.27%	2.02%	1.02%
Any such waiver or reimbursement is subject to the Investment Manager’s right to recover amounts waived or reimbursed to the extent actual fees and expenses for a future fiscal period are less than each Fund’s expense limitation cap, provided, however, that the Investment Manager shall only be entitled to recover such amounts waived or reimbursed during the previous

ASHMORE FUNDS
NOTES TO FINANCIAL STATEMENTS  (CONTINUED)
As of October 31, 2025

three fiscal years. The amounts recaptured pursuant to the expense limitation agreement will be limited to the lesser of (1) the expense limitation amount that was in effect at the time of the waiver or reimbursement or (2) the expense limitation amount that is in effect at the time of recapture. The total amounts subject to recovery in fiscal years are shown below:
Fund	2026	2027	2028	Total
Ashmore Emerging Markets Total Return Fund	$1,023,234	$517,877	$337,780	$1,878,891
Ashmore Emerging Markets Local Currency Bond Fund	168,860	185,864	175,312	530,036
Ashmore Emerging Markets Corporate Income Fund	276,983	276,748	168,581	722,312
Ashmore Emerging Markets Short Duration Fund	228,856	188,214	191,599	608,669
Ashmore Emerging Markets Active Equity Fund	266,050	231,944	168,207	666,201
Ashmore Emerging Markets Small-Cap Equity Fund	150,305	171,299	148,682	470,286
Ashmore Emerging Markets Frontier Equity Fund	355,358	392,343	491,880	1,239,581
Ashmore Emerging Markets Equity Fund	412,520	595,599	637,670	1,645,789
Ashmore Emerging Markets Equity ESG Fund	121,592	139,987	124,092	385,671
Ashmore Emerging Markets Debt Fund	103,221	170,055	139,924	413,200
Ashmore Emerging Markets Equity ex China Fund	N/A	98,966	220,291	319,257
Distribution and Servicing fees
The Funds have adopted Amended Plans of Distribution and Servicing Fees pursuant to Rule 12b-1 under the 1940 Act (“Distribution and Servicing Fee Plans”). Under the Distribution and Servicing Fee Plans, each of the Funds may pay fees to the distributor on an ongoing basis as compensation for the services the distributor renders and the expenses it bears in connection with the sale and distribution of Fund shares (“distribution fees”) and/or in connection with personal services rendered to Fund shareholders and the maintenance of shareholder accounts (“servicing fees”). Class A and C shares each have a separate 12b-1 Plan. Class A shares pay only servicing fees. Class C shares pay both distribution and servicing fees. The following table lists the maximum annual rates at which the distribution and/or servicing fees may be paid under each 12b-1 Plan (calculated as a percentage of a Fund’s average daily net assets attributable to the particular class of shares):
	Servicing Fee	Distribution Fee
Class A shares	0.25%	None
Class C shares	0.25%	0.75%
Cross Trades
The 1940 Act prohibits the Funds and their affiliates from knowingly selling any security or other property to the Funds (other than securities of which the buyer is the issuer), or buying any security (other than securities of which the seller is the issuer) or other property from the Funds. Rule 17a-7 under the 1940 Act provides relief from these prohibitions for various types of “cross trades” and similar transactions that may benefit shareholders by allowing the participating funds or accounts to avoid brokerage commissions and other transaction costs of trades.

ASHMORE FUNDS
NOTES TO FINANCIAL STATEMENTS  (CONTINUED)
As of October 31, 2025

During the year ended October 31, 2025, none of the Funds bought and/or sold securities from an account or accounts that were also advised by the Trust’s investment adviser or its affiliates.
Affiliated Ownership
As of October 31, 2025, Ashmore Management Company Limited owned the following percentages of the outstanding shares of each Fund:
Fund	Class A	Class C	Institutional Class
Ashmore Emerging Markets Local Currency Bond Fund	—%	22.54%	99.07%
Ashmore Emerging Markets Active Equity Fund	—%	100.00%	95.56%
Ashmore Emerging Markets Equity ESG Fund	100.00%	100.00%	100.00%
Ashmore Emerging Markets Debt Fund	100.00%	100.00%	100.00%
Ashmore Emerging Markets Equity ex China Fund	100.00%	100.00%	100.00%
In addition to the Ashmore Management Company Limited ownership, shown in the table above, the following Funds had other investors owning of record or known by the Funds to own beneficially greater than 5% of the outstanding shares of such Funds:
Fund	Class	# of Investors Owning > 5% of outstanding Shares	% of Ownership by Investor
Ashmore Emerging Markets Total Return Fund	Class A	6	37.18%, 27.36%, 11.68%, 6.62%, 6.57%, 6.30%
	Class C	2	89.45%, 8.14%
	Institutional Class	5	50.27%, 16.18%, 10.46%, 10.10%, 5.28%
Ashmore Emerging Markets Local Currency Bond Fund	Class A	3	58.06%, 32.91%, 7.84%
	Class C	1	77.46%
Ashmore Emerging Markets Corporate Income Fund	Class A	5	32.36%, 19.87%, 17.00%, 16.89%, 8.26%
	Class C	3	65.97%, 19.82%, 7.46%
	Institutional Class	6	28.44%, 21.92%, 11.54%, 11.44%, 6.54%, 5.74%
Ashmore Emerging Markets Short Duration Fund	Class A	3	60.64%, 33.45%, 5.39%
	Class C	2	69.95%, 30.05%
	Institutional Class	2	88.39%, 6.94%

ASHMORE FUNDS
NOTES TO FINANCIAL STATEMENTS  (CONTINUED)
As of October 31, 2025

Fund	Class	# of Investors Owning > 5% of outstanding Shares	% of Ownership by Investor
Ashmore Emerging Markets Active Equity Fund	Class A	2	81.29%, 18.63%
Ashmore Emerging Markets Small-Cap Equity Fund	Class A	6	38.56%, 34.25%, 8.08%, 7.31%, 5.50%, 5.15%
	Class C	1	100%
	Institutional Class	4	55.45%, 18.54%, 10.70%, 10.40%
Ashmore Emerging Markets Frontier Equity Fund	Class A	4	48.76%, 24.65%, 10.88%, 10.84%
	Class C	2	83.76%, 13.50%
	Institutional Class	3	39.81%, 26.03%, 23.00%
Ashmore Emerging Markets Equity Fund	Class A	2	69.64%, 29.99%
	Class C	4	55.50%, 22.89%, 8.47%, 8.18%
	Institutional Class	2	60.15%, 24.81%
11.  Commitments
In relation to its investments, some of the Funds of the Trust may from time to time agree to indemnify and/or pre-fund trustees or other agents, either solely or alongside other creditors on a several basis. Generally, such agreements do not have a termination date. The Trustees are not aware of and do not currently expect any claims to be made against the Funds under any such indemnity or pre-funding agreements.
12.  Subsequent events
On December 8, 2025, the Board of Trustees approved the repurposing of Ashmore Emerging Markets Small-Cap Equity Fund (the “Fund”) as a completion portfolio for a separately managed account (“SMA”) program, to be renamed Ashmore Emerging Markets Equity SMA Completion Fund, effective on or about February 17, 2026, subject to required regulatory filings and shareholder notices. The Board approved changes to the Fund’s name and principal investment strategy and determined that the redemption of any remaining shareholders in the Fund, other than Ashmore and/or its affiliates, on or about February 16, 2026 is appropriate. Ashmore Emerging Markets Equity SMA Completion Fund will continue solely as an SMA completion portfolio and no longer be available as an investment vehicle open to retail shareholders. These subsequent events did not affect the Fund’s financial position as of October 31, 2025 or its results of operations for the year then ended.

ASHMORE FUNDS
SUPPLEMENTARY INFORMATION (UNAUDITED)
REMUNERATION DISCLOSURE
Ashmore Investment Advisors Limited (“AIAL”) is a full-scope UK Alternative Investment Fund Manager (“AIFM”) that manages many alternative investment funds (“AIFs”). These AIFs implement a number of investment strategies including; equity, fixed income and alternatives; and invest in many different regions and industry sectors. AIAL manages both open-ended and closed-ended AIFs, several of its AIFs are leveraged and some are listed on regulated markets. Its asset under management was approximately US$1.9 billion at June, 30 2025. AIAL’s parent company (“Ashmore”) is listed on a regulated market, counts eleven offices worldwide and has a number of subsidiaries both in the UK and abroad. Taking into account guidance from the UK Financial Conduct Authority (“FCA”), AIAL has complied with the full AIFM Remuneration Code.
AIAL does not have any direct employees, and as such the amount of remuneration paid to staff by AIAL is zero. All AIAL AIFM Remuneration Code Staff are employed and paid by Ashmore Group plc. Ashmore’s remuneration principles have remained unchanged since it was listed, and are designed to align all employees with the long-term success of the business. These include significant levels of deferral, a clear link between performance and levels of remuneration and strong alignment of executive directors and employees with shareholders and clients through significant employee share ownership. The culture is therefore a collaborative one, with clients’ interests and the creation of shareholder value, including for employee shareholders, the overarching factors for success.
Executive directors, members of the investment team, and indeed all other employees, participate in a single incentive pool and are paid under a similar structure, with an annual cash bonus and share award, meaning that all employees are long-term shareholders in the business.
The policy includes:
–	–	A capped basic salary to contain the fixed cost base;
–	–	An aggregate cap on the total variable compensation for Executive Directors including any awards made under Ashmore’s share plan, currently set at £20m; and
–	–	A deferral for five years of a substantial portion of variable compensation into Ashmore shares (or equivalent), with the Executive Directors LTIP awards also being subject to additional performance conditions measured over five years.
AIAL’s board of directors reviews the general principles of the remuneration policy and is responsible for its implementation with regard to AIAL’s AIFM Remuneration Code Staff. Ashmore’s Remuneration Committee periodically reviews the ongoing appropriateness and relevance of the remuneration policy, including in connection with the provision of services to AIAL. Ashmore employs the services of; Aon to provide advice on remuneration benchmarking; Deloitte to provide advice on tax compliance, share plan design and administration, and as Remuneration Committee advisors. The Remuneration Committee’s terms of reference can be found here:
https://ir.ashmoregroup.com/corporate-governance.
Performance assessment for AIAL’s AIFM Remuneration Code Staff for their work relating to AIAL is based on a combination of quantitative and qualitative criteria related to the performance of AIAL, the performance of relevant AIF(s) or business units and the performance of the individual. Qualitative criteria include adherence to Ashmore Group plc’s risk and compliance policies. This performance assessment is adjusted for relevant current and future risks related to the AIFs managed by AIAL.
The compensation of control function staff is based on function specific objectives and is independent from the performance of AIAL and/or the AIFs managed by AIAL. The remuneration of the senior officers in AIAL’s control functions is directly overseen by the Remuneration Committee.

ASHMORE FUNDS
SUPPLEMENTARY INFORMATION (UNAUDITED) (CONTINUED)
REMUNERATION DISCLOSURE (CONTINUED)
Variable remuneration awarded to AIAL’s Remuneration Code Staff in respect of AIFMD work is subject to performance adjustment which allows Ashmore to reduce the deferred amount, including to nil, in light of the ongoing financial situation and/or performance of Ashmore, AIAL, the AIFs that AIAL manages and the individual concerned.
The total contribution of AIAL’s AIFM Remuneration Code Staff to the business of Ashmore is apportioned between work carried out for AIAL and work carried out for the other businesses and subsidiaries of Ashmore. Their remuneration is similarly apportioned between AIAL and the other businesses and subsidiaries where required.
The remuneration attributable to AIAL for its AIFMD identified staff for the financial year ended June 30, 2025 was as follows:
Fund	Number of Beneficiaries	Variable Remuneration	Fixed Remuneration	Total Remuneration
Ashmore Emerging Markets Total Return Fund	16	£14,512	£5,171	£19,683
Ashmore Emerging Markets Local Currency Bond Fund	14	1,298	481	1,779
Ashmore Emerging Markets Corporate Income Fund	14	1,576	619	2,195
Ashmore Emerging Markets Short Duration Fund	14	4,187	1,644	5,831
Ashmore Emerging Markets Active Equity Fund	16	97,512	36,495	134,007
Ashmore Emerging Markets Small-Cap Equity Fund	16	6,339	2,372	8,711
Ashmore Emerging Markets Frontier Equity Fund	16	1,801	674	2,475
Ashmore Emerging Markets Equity Fund	16	6,548	2,451	8,999
Ashmore Emerging Markets Equity ESG Fund	16	59,057	22,103	81,160
Ashmore Emerging Markets Debt Fund	14	1,148	439	1,587
Ashmore Emerging Markets Equity ex China Fund	16	4,420	1,654	6,074
Total AIAL	19	£349,713	£132,296	£482,009
All of the remuneration above was attributable to senior management who have a material impact on the Funds’ risk profile. The Funds’ allocation of the AIAL remuneration has been made on the basis of NAV.

ASHMORE FUNDS
CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

ASHMORE FUNDS
PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

ASHMORE FUNDS
STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT

Not applicable.

ASHMORE FUNDS
OTHER INFORMATION

Administrator, Custodian and Transfer Agent
The Northern Trust Company
50 S. LaSalle Street
Chicago, Illinois 60603
312-630-6000
Investment Manager
Ashmore Investment Advisors Limited
61 Aldwych
London WC2B 4AE
United Kingdom
44-20-3077-6000
Independent Registered Public Accounting Firm
KPMG LLP
Aon Center
Suite 5500
200 East Randolph Street
Chicago, Illinois 60601-6436
Distributor
Ashmore Investment Management (US) Corporation
437 Madison Avenue
Suite 1904
New York, New York 10022
212-661-0061
Legal Counsel
Ropes & Gray LLP
Prudential Tower
800 Boylston Street
Boston, Massachusetts 02199-3600
617-951-7000
Independent Trustees’ Counsel
Dechert LLP
One International Place
40th Floor
100 Oliver Street
Boston, Massachusetts 02110-2605
617-728-7100

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

There is nothing to report for this item.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

There is nothing to report for this item.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Included as part of the Financial Statements included under Item 7 of this Form N-CSR.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

The advisory contract was reviewed earlier this year, with the statement regarding the basis for the approvals, which is prepared by Dechert, included in the semi-annual report 2025.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board of Trustees.

Item 16. Controls and Procedures.

(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 as of a date within 90 days of the filing date of this report.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation

Not applicable.

Item 19. Exhibits.

(a)(1) Exhibit 99.CODE: Code of Ethics pursuant to Item 2 of Form N-CSR.

(a)(2) Not applicable.

(a)(3) Exhibit 99.CERT: Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.

(a)(4) Not applicable.

(a)(5) Not applicable.

(b) Exhibit 99.906 CERT: Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Ashmore Funds

By	/s/ George Grunebaum
George Grunebaum, President and Chief Executive Officer
(Principal Executive Officer)

Date: December 30, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ George Grunebaum
George Grunebaum, President and Chief Executive Officer
(Principal Executive Officer)

Date:  December 30, 2025

By	/s/ Taurai Sigauke
Taurai Sigauke, Treasurer
(Principal Financial and Accounting Officer)

Date:  December 30, 2025